As filed with the Securities and Exchange Commission on

February 9, 2023

Registration No. 333-117134
811-21598

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES	/ X /
ACT OF 1933	----
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 57	/ X /

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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 58	/ X /

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PUTNAM TARGET DATE FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Federal Street, Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on February 10, 2023 pursuant to paragraph (b)

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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)

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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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STEPHEN J. TATE, Vice President
PUTNAM TARGET DATE FUNDS
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)
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Copy to:

BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

and

JAMES E. THOMAS, Esquire
ROPES & GRAY LLP
800 Boylston Street
Boston, Massachusetts 02199

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This Post-Effective Amendment relates solely to the Registrant's Putnam RetirementReady 2025 Fund (to be renamed “Putnam Sustainable Retirement 2025 Fund”), Putnam RetirementReady 2030 Fund (to be renamed “Putnam Sustainable Retirement 2030 Fund”), Putnam RetirementReady 2035 Fund (to be renamed “Putnam Sustainable Retirement 2035 Fund”), Putnam RetirementReady 2040 Fund (to be renamed “Putnam Sustainable Retirement 2040 Fund”), Putnam RetirementReady 2045 Fund (to be renamed “Putnam Sustainable Retirement 2045 Fund”), Putnam RetirementReady 2050 Fund (to be renamed “Putnam Sustainable Retirement 2050 Fund”), Putnam RetirementReady 2055 Fund (to be renamed “Putnam Sustainable Retirement 2055 Fund”), Putnam RetirementReady 2060 Fund (to be renamed “Putnam Sustainable Retirement 2060 Fund”), Putnam RetirementReady 2065 Fund (to be renamed “Putnam Sustainable Retirement 2065 Fund”), and Putnam RetirementReady Maturity Fund (to be renamed “Putnam Sustainable Retirement Maturity Fund”), each a series of Putnam Target Date Funds. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

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Putnam
Sustainable Retirement Funds*

Prospectus

2 | 10 | 23

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS R	CLASS R3	CLASS R4	CLASS R5	CLASS R6	CLASS Y
2065 Fund	PCJQX	—	PCJRX	PCJUX	PCJVX	PCJWX	PCJIX	PCJYX	PCJSX
2060 Fund	PRTFX	—	—	PRTRX	PAEVX	PAEUX	PAEWX	PEFGX	PRTYX
2055 Fund	PRRFX	—	—	PRRVX	PAEOX	PAEPX	PAESX	PREVX	PRTLX
2050 Fund	PRRJX	—	—	PRRKX	PADWX	PAEHX	PAEJX	PREUK	PRRUX
2045 Fund	PRVLX	—	—	—	PACGX	PACFX	PACHX	PREKX	PRVYX
2040 Fund	PRRZX	—	—	—	PAAUX	PAAYX	PABTX	PREHX	PRZZX
2035 Fund	PRRWX	—	—	—	PADUX	PADSX	PADVX	PREGX	PRRYX
2030 Fund	PRRQX	—	—	—	PADOX	PADNX	PADRX	PREZX	PRRTX
2025 Fund	PRROX	—	—	—	PADHX	PADJX	PADKX	PRMFX	PRRPX
Maturity Fund	PRMAX	PRMLX	PRMCX	PRMKX	PACKX	PACPX	PACQX	PREWX	PRMYX

Fund summaries	2
What are the funds’ and each underlying fund’s main investment strategies and related risks?	182
Who oversees and manages the funds?	213
How do the funds price their shares?	216
How do I buy fund shares?	217
How do I sell or exchange fund shares?	228
Policy on excessive short-term trading	230
Distribution plans and payments to dealers	231
Fund distributions and taxes	235
Financial highlights	237
Appendix	278

Investment Category: Asset Allocation

This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

* Prior to February 10, 2023, the funds were known as the Putnam RetirementReady® Funds.

Fund summaries

Putnam Sustainable Retirement 2065 Fund

Goal

Putnam Sustainable Retirement 2065 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 217 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class C	None	1.00%**
Class R	None	None
Class R3	None	None
Class R4	None	None
Class R5	None	None
Class R6	None	None
Class Y	None	None
2 Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b1) fees	Other expenses[a]	Acquired fund fees and expenses[a]	Total annual fund operating expenses	Expense reimbursement[b]	Total annual fund operating expenses after expense reimbursement
Class A	0.55%	0.25%	20.81%	0.57%	22.18%	(21.33)%	0.85%
Class C	0.55%	1.00%	20.81%	0.57%	22.93%	(21.33)%	1.60%
Class R	0.55%	0.50%	20.96%	0.57%	22.58%	(21.33)%	1.25%
Class R3	0.55%	0.25%	20.96%	0.57%	22.33%	(21.33)%	1.00%
Class R4	0.55%	—	20.96%	0.57%	22.08%	(21.33)%	0.75%
Class R5	0.55%	—	20.81%	0.57%	21.93%	(21.33)%	0.60%
Class R6	0.55%	—	20.71%	0.57%	21.83%	(21.33)%	0.50%
Class Y	0.55%	—	20.81%	0.57%	21.93%	(21.33)%	0.60%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is eliminated after one year.
[a]	Restated to reflect current fees.
[b]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 10, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$657	$831	$4,777	$10,038
Class C	$263	$505	$4,707	$10,109
Class C (no redemption)	$163	$505	$4,707	$10,109
Class R	$127	$397	$4,592	$10,099
Class R3	$102	$318	$4,509	$10,063
Class R4	$77	$240	$4,425	$10,025
Class R5	$61	$192	$4,374	$10,001
Class R6	$51	$160	$4,339	$9,985
Class Y	$61	$192	$4,374	$10,001
Prospectus 3

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 13%.

Investments, risks, and performance

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2065 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund

4 Prospectus

may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of February 10, 2023 and its projected approximate allocations to those asset classes and underlying funds as of February 10, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on February 10, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Prospectus 5

Underlying Fund*	Year	2065 (your fund)	2060	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.8%	44.7%	42.2%	39.6%	37.0%	33.3%	25.2%	16.4%	14.1%
	2024	47.6%	46.5%	44.2%	41.6%	39.1%	36.3%	32.4%	22.8%	15.6%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.4%	22.3%	21.1%	19.8%	18.5%	16.6%	12.6%	8.2%	7.1%
	2024	23.8%	23.2%	22.1%	20.8%	19.5%	18.2%	16.2%	11.4%	7.8%	7.1%
Putnam PanAgora ESG Inter- national Equity ETF	2023	17.8%	17.6%	16.8%	15.8%	14.8%	13.2%	10.6%	7.6%	4.9%	4.2%
	2024	17.8%	17.4%	16.6%	15.6%	14.6%	12.7%	10.0%	6.8%	4.7%	4.2%
Putnam PanAgora ESG Emerging Markets Equity ETF	2023	5.9%	5.9%	5.6%	5.3%	4.9%	3.5%	1.0%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.8%	3.0%	0.4%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.2%	4.4%	7.6%	11.4%	14.3%	20.0%	29.8%	43.3%	54.9%	51.7%
	2024	3.2%	4.9%	8.3%	12.0%	14.9%	21.7%	32.0%	46.9%	52.7%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.5%	2.5%	3.8%	4.8%	4.9%	4.8%	6.1%	9.6%	16.9%
	2024	1.1%	1.6%	2.8%	4.0%	4.9%	4.8%	4.8%	6.5%	13.3%	16.9%
Putnam ESG Ultra Short ETF	2023	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
	2024	0.5%	0.5%	0.5%	0.7%	2.1%	3.2%	4.3%	5.5%	6.0%	6.0%
Total Equity**	2023	95.2%	93.7%	89.4%	84.3%	79.1%	72.2%	61.4%	45.4%	29.5%	25.4%
	2024	95.2%	92.9%	88.4%	83.3%	78.1%	70.2%	59.0%	41.1%	28.0%	25.4%
Total Fixed Income**	2023	4.8%	6.3%	10.6%	15.7%	20.9%	27.8%	38.6%	54.6%	70.5%	74.6%
	2024	4.8%	7.1%	11.6%	16.7%	21.9%	29.8%	41.0%	58.9%	72.0%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

6 Prospectus

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 272, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development.

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please

Prospectus 7

turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short

8 Prospectus

ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least February 10, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least February 10, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Prospectus 9

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG Investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market Risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

10 Prospectus

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model Risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to

Prospectus 11

its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The

12 Prospectus

underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Prospectus 13

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and Operational Risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying

14 Prospectus

fund shares in the secondary market at market prices or through an authorized participant. The underlying fund has a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through

Prospectus 15

an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking

16 Prospectus

Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these

Prospectus 17

circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Best calendar quarter Q4 2022	7.58%
Worst calendar quarter Q2 2022	-14.26%
18 Prospectus

Average annual total returns after sales charges (for periods ended 12/31/22)

Share class	1 year	Since inception (1/4/21)
Class A before taxes	-21.14%	-3.56%
Class A after taxes on distributions	-22.22%	-5.20%
Class A after taxes on distributions and sale of fund shares	-12.12%	-3.05%
Class C before taxes	-17.79%	-1.39%
Class R before taxes	-16.64%	-1.05%
Class R3 before taxes	-16.50%	-0.81%
Class R4 before taxes	-16.28%	-0.56%
Class R5 before taxes	-16.15%	-0.42%
Class R6 before taxes	-16.06%	-0.31%
Class Y before taxes	-16.14%	-0.41%
S&P 500 Index (no deduction for fees, expenses or taxes)	-18.11%	2.66%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	-13.01%	-7.45%
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2021

Brett Goldstein
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2021

Adrian Chan
Portfolio Manager, portfolio manager
of the fund since 2021

James Fetch
Head of Portfolio Construction,
portfolio manager of the fund
since 2021

Prospectus 19

Sub-advisor

Putnam Investments Limited*

*	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 181.

Putnam Sustainable Retirement 2060 Fund

Goal

Putnam Sustainable Retirement 2060 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 217 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	None	5.00%**
Class C	None	1.00%***
Class R	None	None
Class R3	None	None
Class R4	None	None
Class R5	None	None
Class R6	None	None
Class Y	None	None
20 Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b1) fees	Other expenses[a]	Acquired fund fees and expenses[a]	Total annual fund operating expenses	Expense reimbursement[b]	Total annual fund operating expenses after expense reimbursement
Class A	0.54%	0.25%	1.17%	0.57%	2.53%	(1.68)%	0.85%
Class B	0.54%	1.00%	1.17%	0.57%	3.28%	(1.68)%	1.60%
Class C	0.54%	1.00%	1.17%	0.57%	3.28%	(1.68)%	1.60%
Class R	0.54%	0.50%	1.32%	0.57%	2.93%	(1.68)%	1.25%
Class R3	0.54%	0.25%	1.32%	0.57%	2.68%	(1.68)%	1.00%
Class R4	0.54%	—	1.32%	0.57%	2.43%	(1.68)%	0.75%
Class R5	0.54%	—	1.17%	0.57%	2.28%	(1.68)%	0.60%
Class R6	0.54%	—	1.07%	0.57%	2.18%	(1.68)%	0.50%
Class Y	0.54%	—	1.17%	0.57%	2.28%	(1.68)%	0.60%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.
[a]	Restated to reflect current fees.
[b]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 10, 2033. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$657	$831	$1,019	$1,564
Class B	$663	$805	$1,071	$1,699
Class B (no redemption)	$163	$505	$871	$1,699
Class C	$263	$505	$871	$1,699
Class C (no redemption)	$163	$505	$871	$1,699
Class R	$127	$397	$686	$1,511
Class R3	$102	$318	$552	$1,225
Class R4	$77	$240	$417	$930
Class R5	$61	$192	$335	$750
Class R6	$51	$160	$280	$628
Class Y	$61	$192	$335	$750
Prospectus 21

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 52%.

Investments, risks, and performance

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2060 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund

22 Prospectus

may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of February 10, 2023 and its projected approximate allocations to those asset classes and underlying funds as of February 10, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on February 10, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

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Underlying Fund*	Year	2065	2060 (your fund)	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.8%	44.7%	42.2%	39.6%	37.0%	33.3%	25.2%	16.4%	14.1%
	2024	47.6%	46.5%	44.2%	41.6%	39.1%	36.3%	32.4%	22.8%	15.6%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.4%	22.3%	21.1%	19.8%	18.5%	16.6%	12.6%	8.2%	7.1%
	2024	23.8%	23.2%	22.1%	20.8%	19.5%	18.2%	16.2%	11.4%	7.8%	7.1%
Putnam PanAgora ESG Inter- national Equity ETF	2023	17.8%	17.6%	16.8%	15.8%	14.8%	13.2%	10.6%	7.6%	4.9%	4.2%
	2024	17.8%	17.4%	16.6%	15.6%	14.6%	12.7%	10.0%	6.8%	4.7%	4.2%
Putnam PanAgora ESG Emerging Markets Equity ETF	2023	5.9%	5.9%	5.6%	5.3%	4.9%	3.5%	1.0%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.8%	3.0%	0.4%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.2%	4.4%	7.6%	11.4%	14.3%	20.0%	29.8%	43.3%	54.9%	51.7%
	2024	3.2%	4.9%	8.3%	12.0%	14.9%	21.7%	32.0%	46.9%	52.7%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.5%	2.5%	3.8%	4.8%	4.9%	4.8%	6.1%	9.6%	16.9%
	2024	1.1%	1.6%	2.8%	4.0%	4.9%	4.8%	4.8%	6.5%	13.3%	16.9%
Putnam ESG Ultra Short ETF	2023	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
	2024	0.5%	0.5%	0.5%	0.7%	2.1%	3.2%	4.3%	5.5%	6.0%	6.0%
Total Equity**	2023	95.2%	93.7%	89.4%	84.3%	79.1%	72.2%	61.4%	45.4%	29.5%	25.4%
	2024	95.2%	92.9%	88.4%	83.3%	78.1%	70.2%	59.0%	41.1%	28.0%	25.4%
Total Fixed Income**	2023	4.8%	6.3%	10.6%	15.7%	20.9%	27.8%	38.6%	54.6%	70.5%	74.6%
	2024	4.8%	7.1%	11.6%	16.7%	21.9%	29.8%	41.0%	58.9%	72.0%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

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It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 272, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development.

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please

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turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short

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ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least February 10, 2033 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least February 10, 2033 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

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Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG Investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market Risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

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Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model Risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to

Prospectus 29

its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The

30 Prospectus

underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

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Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and Operational Risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying

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fund shares in the secondary market at market prices or through an authorized participant. The underlying fund has a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through

Prospectus 33

an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The

34 Prospectus

Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these

Prospectus 35

circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2020	18.50%
Worst calendar quarter Q1 2020	-19.62%
36 Prospectus

Average annual total returns after sales charges (for periods ended 12/31/22)

Share class	1 year	5 years	Since inception (11/30/15)
Class A before taxes	-21.06%	3.02%	5.47%
Class A after taxes on distributions	-22.38%	1.14%	3.68%
Class A after taxes on distributions and sale of fund shares	-11.80%	2.12%	4.00%
Class B before taxes	-20.85%	3.15%	5.55%
Class C before taxes	-17.65%	3.47%	5.55%
Class R before taxes	-16.53%	3.93%	6.04%
Class R3 before taxes*	-16.36%	4.14%	6.25%
Class R4 before taxes**	-16.19%	4.41%	6.52%
Class R5 before taxes***	-16.05%	4.54%	6.66%
Class R6 before taxes****	-15.96%	4.59%	6.69%
Class Y before taxes	-16.08%	4.50%	6.61%
S&P 500 Index (no deduction for fees, expenses or taxes)	-18.11%	9.42%	11.09%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	-13.01%	0.02%	0.83%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Prospectus 37

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2015

Brett Goldstein
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2019

Adrian Chan
Portfolio Manager, portfolio manager
of the fund since 2021

James Fetch
Head of Portfolio Construction,
portfolio manager of the fund
since 2015

Sub-advisor

Putnam Investments Limited*

*	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 181.

Putnam Sustainable Retirement 2055 Fund

Goal

Putnam Sustainable Retirement 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 217 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

38 Prospectus

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	None	5.00%**
Class C	None	1.00%***
Class R	None	None
Class R3	None	None
Class R4	None	None
Class R5	None	None
Class R6	None	None
Class Y	None	None

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b1) fees	Other expenses[a]	Acquired fund fees and expenses[a]	Total annual fund operating expenses	Expense reimbursement[b]	Total annual fund operating expenses after expense reimbursement
Class A	0.53%	0.25%	0.36%	0.56%	1.70%	(0.85)%	0.85%
Class B	0.53%	1.00%	0.36%	0.56%	2.45%	(0.85)%	1.60%
Class C	0.53%	1.00%	0.36%	0.56%	2.45%	(0.85)%	1.60%
Class R	0.53%	0.50%	0.51%	0.56%	2.10%	(0.85)%	1.25%
Class R3	0.53%	0.25%	0.51%	0.56%	1.85%	(0.85)%	1.00%
Class R4	0.53%	—	0.51%	0.56%	1.60%	(0.85)%	0.75%
Class R5	0.53%	—	0.36%	0.56%	1.45%	(0.85)%	0.60%
Class R6	0.53%	—	0.26%	0.56%	1.35%	(0.85)%	0.50%
Class Y	0.53%	—	0.36%	0.56%	1.45%	(0.85)%	0.60%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.
[a]	Restated to reflect current fees.
[b]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 10, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the

Prospectus 39

same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$657	$831	$1,205	$2,253
Class B	$663	$805	$1,261	$2,389
Class B (no redemption)	$163	$505	$1,061	$2,389
Class C	$263	$505	$1,061	$2,389
Class C (no redemption)	$163	$505	$1,061	$2,389
Class R	$127	$397	$879	$2,214
Class R3	$102	$318	$748	$1,945
Class R4	$77	$240	$615	$1,670
Class R5	$61	$192	$534	$1,500
Class R6	$51	$160	$480	$1,386
Class Y	$61	$192	$534	$1,500

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 28%.

Investments, risks, and performance

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria

40 Prospectus

to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of February 10, 2023 and its projected approximate allocations to those asset classes and underlying funds as of February 10, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on February 10, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement

Prospectus 41

dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055 (your fund)	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.8%	44.7%	42.2%	39.6%	37.0%	33.3%	25.2%	16.4%	14.1%
	2024	47.6%	46.5%	44.2%	41.6%	39.1%	36.3%	32.4%	22.8%	15.6%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.4%	22.3%	21.1%	19.8%	18.5%	16.6%	12.6%	8.2%	7.1%
	2024	23.8%	23.2%	22.1%	20.8%	19.5%	18.2%	16.2%	11.4%	7.8%	7.1%
Putnam PanAgora ESG Inter- national Equity ETF	2023	17.8%	17.6%	16.8%	15.8%	14.8%	13.2%	10.6%	7.6%	4.9%	4.2%
	2024	17.8%	17.4%	16.6%	15.6%	14.6%	12.7%	10.0%	6.8%	4.7%	4.2%
Putnam PanAgora ESG Emerging Markets Equity ETF	2023	5.9%	5.9%	5.6%	5.3%	4.9%	3.5%	1.0%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.8%	3.0%	0.4%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.2%	4.4%	7.6%	11.4%	14.3%	20.0%	29.8%	43.3%	54.9%	51.7%
	2024	3.2%	4.9%	8.3%	12.0%	14.9%	21.7%	32.0%	46.9%	52.7%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.5%	2.5%	3.8%	4.8%	4.9%	4.8%	6.1%	9.6%	16.9%
	2024	1.1%	1.6%	2.8%	4.0%	4.9%	4.8%	4.8%	6.5%	13.3%	16.9%
Putnam ESG Ultra Short ETF	2023	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
	2024	0.5%	0.5%	0.5%	0.7%	2.1%	3.2%	4.3%	5.5%	6.0%	6.0%
Total Equity**	2023	95.2%	93.7%	89.4%	84.3%	79.1%	72.2%	61.4%	45.4%	29.5%	25.4%
	2024	95.2%	92.9%	88.4%	83.3%	78.1%	70.2%	59.0%	41.1%	28.0%	25.4%
Total Fixed Income**	2023	4.8%	6.3%	10.6%	15.7%	20.9%	27.8%	38.6%	54.6%	70.5%	74.6%
	2024	4.8%	7.1%	11.6%	16.7%	21.9%	29.8%	41.0%	58.9%	72.0%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes

42 Prospectus

(i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 272, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development.

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Prospectus 43

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield

44 Prospectus

ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least February 10, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least February 10, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may

Prospectus 45

be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG Investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

46 Prospectus

Market Risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model Risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Prospectus 47

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result

48 Prospectus

of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Prospectus 49

Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and Operational Risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the

50 Prospectus

market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund has a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times.

Prospectus 51

Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

52 Prospectus

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask

Prospectus 53

spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

54 Prospectus

Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2020	17.84%
Worst calendar quarter Q1 2020	-19.09%

Average annual total returns after sales charges (for periods ended 12/31/22)

Share class	1 year	5 years	10 years
Class A before taxes	-20.74%	2.82%	7.34%
Class A after taxes on distributions	-22.62%	0.59%	4.85%
Class A after taxes on distributions and sale of fund shares	-11.23%	1.96%	5.18%
Class B before taxes	-20.33%	2.99%	7.33%
Class C before taxes	-17.20%	3.28%	7.32%
Class R before taxes	-16.13%	3.74%	7.69%
Class R3 before taxes*	-15.97%	3.97%	7.92%
Class R4 before taxes**	-15.79%	4.21%	8.17%
Class R5 before taxes***	-15.67%	4.37%	8.30%
Class R6 before taxes****	-15.58%	4.41%	8.33%
Class Y before taxes	-15.68%	4.30%	8.25%
S&P 500 Index (no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
Prospectus 55

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen
Co-Chief Investment Officer, Global Asset
Allocation, portfolio manager of
the fund since 2010

Brett Goldstein
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2019

Adrian Chan
Portfolio Manager, portfolio manager
of the fund since 2021

James Fetch
Head of Portfolio Construction,
portfolio manager of the fund
since 2012

Sub-advisor

Putnam Investments Limited*

*	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 181.

Putnam Sustainable Retirement 2050 Fund

Goal

Putnam Sustainable Retirement 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

56 Prospectus

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 217 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	None	5.00%**
Class C	None	1.00%***
Class R	None	None
Class R3	None	None
Class R4	None	None
Class R5	None	None
Class R6	None	None
Class Y	None	None

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b1) fees	Other expenses[a]	Acquired fund fees and expenses[a]	Total annual fund operating expenses	Expense reimbursement[b]	Total annual fund operating expenses after expense reimbursement
Class A	0.52%	0.25%	0.24%	0.55%	1.56%	(0.71)%	0.85%
Class B	0.52%	1.00%	0.24%	0.55%	2.31%	(0.71)%	1.60%
Class C	0.52%	1.00%	0.24%	0.55%	2.31%	(0.71)%	1.60%
Class R	0.52%	0.50%	0.39%	0.55%	1.96%	(0.71)%	1.25%
Class R3	0.52%	0.25%	0.39%	0.55%	1.71%	(0.71)%	1.00%
Class R4	0.52%	—	0.39%	0.55%	1.46%	(0.71)%	0.75%
Class R5	0.52%	—	0.24%	0.55%	1.31%	(0.71)%	0.60%
Class R6	0.52%	—	0.14%	0.55%	1.21%	(0.71)%	0.50%
Class Y	0.52%	—	0.24%	0.55%	1.31%	(0.71)%	0.60%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.
[a]	Restated to reflect current fees.
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[b]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 10, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$657	$831	$1,174	$2,143
Class B	$663	$805	$1,230	$2,278
Class B (no redemption)	$163	$505	$1,030	$2,278
Class C	$263	$505	$1,030	$2,278
Class C (no redemption)	$163	$505	$1,030	$2,278
Class R	$127	$397	$848	$2,101
Class R3	$102	$318	$716	$1,830
Class R4	$77	$240	$582	$1,551
Class R5	$61	$192	$501	$1,380
Class R6	$51	$160	$447	$1,265
Class Y	$61	$192	$501	$1,380

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 32%.

Investments, risks, and performance

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund

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is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

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The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of February 10, 2023 and its projected approximate allocations to those asset classes and underlying funds as of February 10, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on February 10, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050 (your fund)	2045	2040	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.8%	44.7%	42.2%	39.6%	37.0%	33.3%	25.2%	16.4%	14.1%
	2024	47.6%	46.5%	44.2%	41.6%	39.1%	36.3%	32.4%	22.8%	15.6%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.4%	22.3%	21.1%	19.8%	18.5%	16.6%	12.6%	8.2%	7.1%
	2024	23.8%	23.2%	22.1%	20.8%	19.5%	18.2%	16.2%	11.4%	7.8%	7.1%
Putnam PanAgora ESG Inter- national Equity ETF	2023	17.8%	17.6%	16.8%	15.8%	14.8%	13.2%	10.6%	7.6%	4.9%	4.2%
	2024	17.8%	17.4%	16.6%	15.6%	14.6%	12.7%	10.0%	6.8%	4.7%	4.2%
Putnam PanAgora ESG Emerging Markets Equity ETF	2023	5.9%	5.9%	5.6%	5.3%	4.9%	3.5%	1.0%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.8%	3.0%	0.4%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.2%	4.4%	7.6%	11.4%	14.3%	20.0%	29.8%	43.3%	54.9%	51.7%
	2024	3.2%	4.9%	8.3%	12.0%	14.9%	21.7%	32.0%	46.9%	52.7%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.5%	2.5%	3.8%	4.8%	4.9%	4.8%	6.1%	9.6%	16.9%
	2024	1.1%	1.6%	2.8%	4.0%	4.9%	4.8%	4.8%	6.5%	13.3%	16.9%
Putnam ESG Ultra Short ETF	2023	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
	2024	0.5%	0.5%	0.5%	0.7%	2.1%	3.2%	4.3%	5.5%	6.0%	6.0%
Total Equity**	2023	95.2%	93.7%	89.4%	84.3%	79.1%	72.2%	61.4%	45.4%	29.5%	25.4%
	2024	95.2%	92.9%	88.4%	83.3%	78.1%	70.2%	59.0%	41.1%	28.0%	25.4%
Total Fixed Income**	2023	4.8%	6.3%	10.6%	15.7%	20.9%	27.8%	38.6%	54.6%	70.5%	74.6%
	2024	4.8%	7.1%	11.6%	16.7%	21.9%	29.8%	41.0%	58.9%	72.0%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
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**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 272, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development.

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Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that

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also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least February 10, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least February 10, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam

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Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG Investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have

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voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market Risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model Risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

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Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result

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of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

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Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and Operational Risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the

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market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund has a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times.

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Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

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The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask

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spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2020	16.93%
Worst calendar quarter Q1 2020	-18.33%

Average annual total returns after sales charges (for periods ended 12/31/22)

Share class	1 year	5 years	10 years
Class A before taxes	-20.23%	2.64%	7.17%
Class A after taxes on distributions	-22.63%	0.38%	5.45%
Class A after taxes on distributions and sale of fund shares	-10.59%	1.80%	5.38%
Class B before taxes	-19.77%	2.81%	7.16%
Class C before taxes	-16.73%	3.08%	7.16%
Class R before taxes	-15.69%	3.54%	7.50%
Class R3 before taxes*	-15.44%	3.78%	7.73%
Class R4 before taxes**	-15.24%	4.03%	8.00%
Class R5 before taxes***	-15.11%	4.18%	8.12%
Class R6 before taxes****	-15.02%	4.22%	8.14%
Class Y before taxes	-15.12%	4.13%	8.07%
S&P 500 Index (no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
Prospectus 73

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2005

Brett Goldstein
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2019

Adrian Chan
Portfolio Manager, portfolio manager
of the fund since 2021

James Fetch
Head of Portfolio Construction,
portfolio manager of the fund
since 2012

Sub-advisor

Putnam Investments Limited*

*	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 181.

Putnam Sustainable Retirement 2045 Fund

Goal

Putnam Sustainable Retirement 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

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Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 217 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	None	5.00%**
Class C	None	1.00%***
Class R	None	None
Class R3	None	None
Class R4	None	None
Class R5	None	None
Class R6	None	None
Class Y	None	None

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b1) fees	Other expenses[a]	Acquired fund fees and expenses[a]	Total annual fund operating expenses	Expense reimbursement[b]	Total annual fund operating expenses after expense reimbursement
Class A	0.51%	0.25%	0.22%	0.54%	1.52%	(0.67)%	0.85%
Class B	0.51%	1.00%	0.22%	0.54%	2.27%	(0.67)%	1.60%
Class C	0.51%	1.00%	0.22%	0.54%	2.27%	(0.67)%	1.60%
Class R	0.51%	0.50%	0.37%	0.54%	1.92%	(0.67)%	1.25%
Class R3	0.51%	0.25%	0.37%	0.54%	1.67%	(0.67)%	1.00%
Class R4	0.51%	—	0.37%	0.54%	1.42%	(0.67)%	0.75%
Class R5	0.51%	—	0.22%	0.54%	1.27%	(0.67)%	0.60%
Class R6	0.51%	—	0.12%	0.54%	1.17%	(0.67)%	0.50%
Class Y	0.51%	—	0.22%	0.54%	1.27%	(0.67)%	0.60%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.
[a]	Restated to reflect current fees.
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[b]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 10, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$657	$831	$1,166	$2,111
Class B	$663	$805	$1,221	$2,246
Class B (no redemption)	$163	$505	$1,021	$2,246
Class C	$263	$505	$1,021	$2,246
Class C (no redemption)	$163	$505	$1,021	$2,246
Class R	$127	$397	$839	$2,069
Class R3	$102	$318	$707	$1,796
Class R4	$77	$240	$573	$1,517
Class R5	$61	$192	$492	$1,345
Class R6	$51	$160	$438	$1,230
Class Y	$61	$192	$492	$1,345

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 33%.

Investments, risks, and performance

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund

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is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

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The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of February 10, 2023 and its projected approximate allocations to those asset classes and underlying funds as of February 10, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on February 10, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045 (your fund)	2040	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.8%	44.7%	42.2%	39.6%	37.0%	33.3%	25.2%	16.4%	14.1%
	2024	47.6%	46.5%	44.2%	41.6%	39.1%	36.3%	32.4%	22.8%	15.6%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.4%	22.3%	21.1%	19.8%	18.5%	16.6%	12.6%	8.2%	7.1%
	2024	23.8%	23.2%	22.1%	20.8%	19.5%	18.2%	16.2%	11.4%	7.8%	7.1%
Putnam PanAgora ESG Inter- national Equity ETF	2023	17.8%	17.6%	16.8%	15.8%	14.8%	13.2%	10.6%	7.6%	4.9%	4.2%
	2024	17.8%	17.4%	16.6%	15.6%	14.6%	12.7%	10.0%	6.8%	4.7%	4.2%
Putnam PanAgora ESG Emerging Markets Equity ETF	2023	5.9%	5.9%	5.6%	5.3%	4.9%	3.5%	1.0%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.8%	3.0%	0.4%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.2%	4.4%	7.6%	11.4%	14.3%	20.0%	29.8%	43.3%	54.9%	51.7%
	2024	3.2%	4.9%	8.3%	12.0%	14.9%	21.7%	32.0%	46.9%	52.7%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.5%	2.5%	3.8%	4.8%	4.9%	4.8%	6.1%	9.6%	16.9%
	2024	1.1%	1.6%	2.8%	4.0%	4.9%	4.8%	4.8%	6.5%	13.3%	16.9%
Putnam ESG Ultra Short ETF	2023	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
	2024	0.5%	0.5%	0.5%	0.7%	2.1%	3.2%	4.3%	5.5%	6.0%	6.0%
Total Equity**	2023	95.2%	93.7%	89.4%	84.3%	79.1%	72.2%	61.4%	45.4%	29.5%	25.4%
	2024	95.2%	92.9%	88.4%	83.3%	78.1%	70.2%	59.0%	41.1%	28.0%	25.4%
Total Fixed Income**	2023	4.8%	6.3%	10.6%	15.7%	20.9%	27.8%	38.6%	54.6%	70.5%	74.6%
	2024	4.8%	7.1%	11.6%	16.7%	21.9%	29.8%	41.0%	58.9%	72.0%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
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**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 272, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development.

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Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that

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also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least February 10, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least February 10, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam

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Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG Investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have

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voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market Risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model Risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

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Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result

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of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

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Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and Operational Risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the

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market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund has a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times.

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Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

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The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask

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spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2020	15.40%
Worst calendar quarter Q1 2020	-17.12%

Average annual total returns after sales charges (for periods ended 12/31/22)

Share class	1 year	5 years	10 years
Class A before taxes	-19.01%	2.34%	6.84%
Class A after taxes on distributions	-21.91%	-0.12%	5.06%
Class A after taxes on distributions and sale of fund shares	-9.85%	1.50%	5.10%
Class B before taxes	-18.37%	2.53%	6.83%
Class C before taxes	-15.43%	2.78%	6.83%
Class R before taxes	-14.42%	3.24%	7.17%
Class R3 before taxes*	-14.20%	3.48%	7.40%
Class R4 before taxes**	-13.97%	3.74%	7.67%
Class R5 before taxes***	-13.81%	3.87%	7.79%
Class R6 before taxes****	-13.76%	3.91%	7.81%
Class Y before taxes	-13.84%	3.83%	7.75%
S&P 500 Index (no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it, returns would have been higher.
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
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After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2004

Brett Goldstein
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2019

Adrian Chan
Portfolio Manager, portfolio manager
of the fund since 2021

James Fetch
Head of Portfolio Construction,
portfolio manager of the fund
since 2012

Sub-advisor

Putnam Investments Limited*

*	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 181.

Putnam Sustainable Retirement 2040 Fund

Goal

Putnam Sustainable Retirement 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

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Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 217 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	None	5.00%**
Class C	None	1.00%***
Class R	None	None
Class R3	None	None
Class R4	None	None
Class R5	None	None
Class R6	None	None
Class Y	None	None

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b1) fees	Other expenses[a]	Acquired fund fees and expenses[a]	Total annual fund operating expenses	Expense reimbursement[b]	Total annual fund operating expenses after expense reimbursement
Class A	0.50%	0.25%	0.19%	0.52%	1.46%	(0.61)%	0.85%
Class B	0.50%	1.00%	0.19%	0.52%	2.21%	(0.61)%	1.60%
Class C	0.50%	1.00%	0.19%	0.52%	2.21%	(0.61)%	1.60%
Class R	0.50%	0.50%	0.34%	0.52%	1.86%	(0.61)%	1.25%
Class R3	0.50%	0.25%	0.34%	0.52%	1.61%	(0.61)%	1.00%
Class R4	0.50%	—	0.34%	0.52%	1.36%	(0.61)%	0.75%
Class R5	0.50%	—	0.19%	0.52%	1.21%	(0.61)%	0.60%
Class R6	0.50%	—	0.09%	0.52%	1.11%	(0.61)%	0.50%
Class Y	0.50%	—	0.19%	0.52%	1.21%	(0.61)%	0.60%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.
[a]	Restated to reflect current fees
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[b]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 10, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$657	$831	$1,153	$2,063
Class B	$663	$805	$1,207	$2,198
Class B (no redemption)	$163	$505	$1,007	$2,198
Class C	$263	$505	$1,007	$2,198
Class C (no redemption)	$163	$505	$1,007	$2,198
Class R	$127	$397	$825	$2,020
Class R3	$102	$318	$693	$1,746
Class R4	$77	$240	$559	$1,465
Class R5	$61	$192	$478	$1,293
Class R6	$51	$160	$424	$1,177
Class Y	$61	$192	$478	$1,293

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 32%.

Investments, risks, and performance

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund

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is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

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The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of February 10, 2023 and its projected approximate allocations to those asset classes and underlying funds as of February 10, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on February 10, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040 (your fund)	2035	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.8%	44.7%	42.2%	39.6%	37.0%	33.3%	25.2%	16.4%	14.1%
	2024	47.6%	46.5%	44.2%	41.6%	39.1%	36.3%	32.4%	22.8%	15.6%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.4%	22.3%	21.1%	19.8%	18.5%	16.6%	12.6%	8.2%	7.1%
	2024	23.8%	23.2%	22.1%	20.8%	19.5%	18.2%	16.2%	11.4%	7.8%	7.1%
Putnam PanAgora ESG Inter- national Equity ETF	2023	17.8%	17.6%	16.8%	15.8%	14.8%	13.2%	10.6%	7.6%	4.9%	4.2%
	2024	17.8%	17.4%	16.6%	15.6%	14.6%	12.7%	10.0%	6.8%	4.7%	4.2%
Putnam PanAgora ESG Emerging Markets Equity ETF	2023	5.9%	5.9%	5.6%	5.3%	4.9%	3.5%	1.0%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.8%	3.0%	0.4%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.2%	4.4%	7.6%	11.4%	14.3%	20.0%	29.8%	43.3%	54.9%	51.7%
	2024	3.2%	4.9%	8.3%	12.0%	14.9%	21.7%	32.0%	46.9%	52.7%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.5%	2.5%	3.8%	4.8%	4.9%	4.8%	6.1%	9.6%	16.9%
	2024	1.1%	1.6%	2.8%	4.0%	4.9%	4.8%	4.8%	6.5%	13.3%	16.9%
Putnam ESG Ultra Short ETF	2023	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
	2024	0.5%	0.5%	0.5%	0.7%	2.1%	3.2%	4.3%	5.5%	6.0%	6.0%
Total Equity**	2023	95.2%	93.7%	89.4%	84.3%	79.1%	72.2%	61.4%	45.4%	29.5%	25.4%
	2024	95.2%	92.9%	88.4%	83.3%	78.1%	70.2%	59.0%	41.1%	28.0%	25.4%
Total Fixed Income**	2023	4.8%	6.3%	10.6%	15.7%	20.9%	27.8%	38.6%	54.6%	70.5%	74.6%
	2024	4.8%	7.1%	11.6%	16.7%	21.9%	29.8%	41.0%	58.9%	72.0%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
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**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 272, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development.

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Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that

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also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least February 10, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least February 10, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam

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Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG Investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have

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voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market Risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model Risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

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Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result

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of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Prospectus 103

Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and Operational Risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the

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market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund has a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times.

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Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

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The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask

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spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2020	13.12%
Worst calendar quarter Q1 2020	-15.09%

Average annual total returns after sales charges (for periods ended 12/31/22)

Share class	1 year	5 years	10 years
Class A before taxes	-17.33%	1.84%	6.30%
Class A after taxes on distributions	-20.73%	-0.44%	4.61%
Class A after taxes on distributions and sale of fund shares	-8.63%	1.13%	4.68%
Class B before taxes	-16.60%	2.02%	6.29%
Class C before taxes	-13.68%	2.29%	6.30%
Class R before taxes	-12.70%	2.73%	6.63%
Class R3 before taxes*	-12.44%	2.93%	6.82%
Class R4 before taxes**	-12.22%	3.19%	7.09%
Class R5 before taxes***	-12.07%	3.36%	7.23%
Class R6 before taxes****	-11.99%	3.40%	7.26%
Class Y before taxes	-12.09%	3.31%	7.20%
S&P 500 Index (no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
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After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2004

Brett Goldstein
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2019

Adrian Chan
Portfolio Manager, portfolio manager
of the fund since 2021

James Fetch
Head of Portfolio Construction,
portfolio manager of the fund
since 2012

Sub-advisor

Putnam Investments Limited*

*	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 181.

Putnam Sustainable Retirement 2035 Fund

Goal

Putnam Sustainable Retirement 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

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Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 217 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	None	5.00%**
Class C	None	1.00%***
Class R	None	None
Class R3	None	None
Class R4	None	None
Class R5	None	None
Class R6	None	None
Class Y	None	None

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b1) fees	Other expenses[a]	Acquired fund fees and expenses[a]	Total annual fund operating expenses	Expense reimbursement[b]	Total annual fund operating expenses after expense reimbursement
Class A	0.49%	0.25%	0.19%	0.50%	1.43%	(0.58)%	0.85%
Class B	0.49%	1.00%	0.19%	0.50%	2.18%	(0.58)%	1.60%
Class C	0.49%	1.00%	0.19%	0.50%	2.18%	(0.58)%	1.60%
Class R	0.49%	0.50%	0.34%	0.50%	1.83%	(0.58)%	1.25%
Class R3	0.49%	0.25%	0.34%	0.50%	1.58%	(0.58)%	1.00%
Class R4	0.49%	—	0.34%	0.50%	1.33%	(0.58)%	0.75%
Class R5	0.49%	—	0.19%	0.50%	1.18%	(0.58)%	0.60%
Class R6	0.49%	—	0.09%	0.50%	1.08%	(0.58)%	0.50%
Class Y	0.49%	—	0.19%	0.50%	1.18%	(0.58)%	0.60%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.
[a]	Restated to reflect current fees.
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[b]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 10, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$657	$831	$1,146	$2,039
Class B	$663	$805	$1,201	$2,174
Class B (no redemption)	$163	$505	$1,001	$2,174
Class C	$263	$505	$1,001	$2,174
Class C (no redemption)	$163	$505	$1,001	$2,174
Class R	$127	$397	$818	$1,996
Class R3	$102	$318	$686	$1,721
Class R4	$77	$240	$552	$1,440
Class R5	$61	$192	$471	$1,267
Class R6	$51	$160	$417	$1,150
Class Y	$61	$192	$471	$1,267

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 39%.

Investments, risks, and performance

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund

112 Prospectus

is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

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The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of February 10, 2023 and its projected approximate allocations to those asset classes and underlying funds as of February 10, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on February 10, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035 (your fund)	2030	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.8%	44.7%	42.2%	39.6%	37.0%	33.3%	25.2%	16.4%	14.1%
	2024	47.6%	46.5%	44.2%	41.6%	39.1%	36.3%	32.4%	22.8%	15.6%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.4%	22.3%	21.1%	19.8%	18.5%	16.6%	12.6%	8.2%	7.1%
	2024	23.8%	23.2%	22.1%	20.8%	19.5%	18.2%	16.2%	11.4%	7.8%	7.1%
Putnam PanAgora ESG Inter- national Equity ETF	2023	17.8%	17.6%	16.8%	15.8%	14.8%	13.2%	10.6%	7.6%	4.9%	4.2%
	2024	17.8%	17.4%	16.6%	15.6%	14.6%	12.7%	10.0%	6.8%	4.7%	4.2%
Putnam PanAgora ESG Emerging Markets Equity ETF	2023	5.9%	5.9%	5.6%	5.3%	4.9%	3.5%	1.0%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.8%	3.0%	0.4%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.2%	4.4%	7.6%	11.4%	14.3%	20.0%	29.8%	43.3%	54.9%	51.7%
	2024	3.2%	4.9%	8.3%	12.0%	14.9%	21.7%	32.0%	46.9%	52.7%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.5%	2.5%	3.8%	4.8%	4.9%	4.8%	6.1%	9.6%	16.9%
	2024	1.1%	1.6%	2.8%	4.0%	4.9%	4.8%	4.8%	6.5%	13.3%	16.9%
Putnam ESG Ultra Short ETF	2023	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
	2024	0.5%	0.5%	0.5%	0.7%	2.1%	3.2%	4.3%	5.5%	6.0%	6.0%
Total Equity**	2023	95.2%	93.7%	89.4%	84.3%	79.1%	72.2%	61.4%	45.4%	29.5%	25.4%
	2024	95.2%	92.9%	88.4%	83.3%	78.1%	70.2%	59.0%	41.1%	28.0%	25.4%
Total Fixed Income**	2023	4.8%	6.3%	10.6%	15.7%	20.9%	27.8%	38.6%	54.6%	70.5%	74.6%
	2024	4.8%	7.1%	11.6%	16.7%	21.9%	29.8%	41.0%	58.9%	72.0%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
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**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 272, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development.

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Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that

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also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least February 10, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least February 10, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam

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Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG Investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have

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voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market Risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model Risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

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Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result

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of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

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Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and Operational Risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the

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market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund has a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times.

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Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

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The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask

Prospectus 125

spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2020	10.56%
Worst calendar quarter Q1 2020	-12.57%

Average annual total returns after sales charges (for periods ended 12/31/22)

Share class	1 year	5 years	10 years
Class A before taxes	-15.49%	1.20%	5.47%
Class A after taxes on distributions	-18.48%	-0.93%	3.94%
Class A after taxes on distributions and sale of fund shares	-8.17%	0.56%	3.97%
Class B before taxes	-14.90%	1.38%	5.47%
Class C before taxes	-11.79%	1.65%	5.46%
Class R before taxes	-10.68%	2.09%	5.80%
Class R3 before taxes*	-10.44%	2.30%	5.98%
Class R4 before taxes**	-10.23%	2.55%	6.24%
Class R5 before taxes***	-10.11%	2.70%	6.37%
Class R6 before taxes****	-10.02%	2.76%	6.42%
Class Y before taxes	-10.12%	2.68%	6.37%
S&P 500 Index (no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
Prospectus 127

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2004

Brett Goldstein
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2019

Adrian Chan
Portfolio Manager, portfolio manager
of the fund since 2021

James Fetch
Head of Portfolio Construction,
portfolio manager of the fund
since 2012

Sub-advisor

Putnam Investments Limited*

*	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 181.

Putnam Sustainable Retirement 2030 Fund

Goal

Putnam Sustainable Retirement 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

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Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 217 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	None	5.00%**
Class C	None	1.00%***
Class R	None	None
Class R3	None	None
Class R4	None	None
Class R5	None	None
Class R6	None	None
Class Y	None	None

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b1) fees	Other expenses[a]	Acquired fund fees and expenses[a]	Total annual fund operating expenses	Expense reimbursement[b]	Total annual fund operating expenses after expense reimbursement
Class A	0.48%	0.25%	0.18%	0.46%	1.37%	(0.52)%	0.85%
Class B	0.48%	1.00%	0.18%	0.46%	2.12%	(0.52)%	1.60%
Class C	0.48%	1.00%	0.18%	0.46%	2.12%	(0.52)%	1.60%
Class R	0.48%	0.50%	0.33%	0.46%	1.77%	(0.52)%	1.25%
Class R3	0.48%	0.25%	0.33%	0.46%	1.52%	(0.52)%	1.00%
Class R4	0.48%	—	0.33%	0.46%	1.27%	(0.52)%	0.75%
Class R5	0.48%	—	0.18%	0.46%	1.12%	(0.52)%	0.60%
Class R6	0.48%	—	0.08%	0.46%	1.02%	(0.52)%	0.50%
Class Y	0.48%	—	0.18%	0.46%	1.12%	(0.52)%	0.60%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.
[a]	Restated to reflect current fees.
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[b]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 10, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$657	$831	$1,133	$1,991
Class B	$663	$805	$1,187	$2,126
Class B (no redemption)	$163	$505	$987	$2,126
Class C	$263	$505	$987	$2,126
Class C (no redemption)	$163	$505	$987	$2,126
Class R	$127	$397	$805	$1,946
Class R3	$102	$318	$672	$1,671
Class R4	$77	$240	$538	$1,388
Class R5	$61	$192	$457	$1,215
Class R6	$51	$160	$403	$1,097
Class Y	$61	$192	$457	$1,215

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 37%.

Investments, risks, and performance

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund

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is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

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The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of February 10, 2023 and its projected approximate allocations to those asset classes and underlying funds as of February 10, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on February 10, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030 (your fund)	2025	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.8%	44.7%	42.2%	39.6%	37.0%	33.3%	25.2%	16.4%	14.1%
	2024	47.6%	46.5%	44.2%	41.6%	39.1%	36.3%	32.4%	22.8%	15.6%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.4%	22.3%	21.1%	19.8%	18.5%	16.6%	12.6%	8.2%	7.1%
	2024	23.8%	23.2%	22.1%	20.8%	19.5%	18.2%	16.2%	11.4%	7.8%	7.1%
Putnam PanAgora ESG Inter- national Equity ETF	2023	17.8%	17.6%	16.8%	15.8%	14.8%	13.2%	10.6%	7.6%	4.9%	4.2%
	2024	17.8%	17.4%	16.6%	15.6%	14.6%	12.7%	10.0%	6.8%	4.7%	4.2%
Putnam PanAgora ESG Emerging Markets Equity ETF	2023	5.9%	5.9%	5.6%	5.3%	4.9%	3.5%	1.0%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.8%	3.0%	0.4%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.2%	4.4%	7.6%	11.4%	14.3%	20.0%	29.8%	43.3%	54.9%	51.7%
	2024	3.2%	4.9%	8.3%	12.0%	14.9%	21.7%	32.0%	46.9%	52.7%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.5%	2.5%	3.8%	4.8%	4.9%	4.8%	6.1%	9.6%	16.9%
	2024	1.1%	1.6%	2.8%	4.0%	4.9%	4.8%	4.8%	6.5%	13.3%	16.9%
Putnam ESG Ultra Short ETF	2023	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
	2024	0.5%	0.5%	0.5%	0.7%	2.1%	3.2%	4.3%	5.5%	6.0%	6.0%
Total Equity**	2023	95.2%	93.7%	89.4%	84.3%	79.1%	72.2%	61.4%	45.4%	29.5%	25.4%
	2024	95.2%	92.9%	88.4%	83.3%	78.1%	70.2%	59.0%	41.1%	28.0%	25.4%
Total Fixed Income**	2023	4.8%	6.3%	10.6%	15.7%	20.9%	27.8%	38.6%	54.6%	70.5%	74.6%
	2024	4.8%	7.1%	11.6%	16.7%	21.9%	29.8%	41.0%	58.9%	72.0%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
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**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 272, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development.

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Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that

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also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least February 10, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least February 10, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam

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Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG Investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have

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voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market Risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This

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includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model Risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the

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desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

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Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and Operational Risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the

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market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund has a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times.

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Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

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The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate

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as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2020	7.96%
Worst calendar quarter Q1 2020	-10.05%

Average annual total returns after sales charges (for periods ended 12/31/22)

Share class	1 year	5 years	10 years
Class A before taxes	-13.39%	0.54%	4.47%
Class A after taxes on distributions	-16.53%	-1.42%	3.10%
Class A after taxes on distributions and sale of fund shares	-7.15%	0.02%	3.18%
Class B before taxes	-12.84%	0.69%	4.46%
Class C before taxes	-9.64%	0.97%	4.47%
Class R before taxes	-8.51%	1.42%	4.79%
Class R3 before taxes*	-8.25%	1.61%	4.95%
Class R4 before taxes**	-8.02%	1.86%	5.21%
Class R5 before taxes***	-7.88%	2.00%	5.34%
Class R6 before taxes****	-7.79%	2.08%	5.41%
Class Y before taxes	-7.89%	1.99%	5.35%
S&P 500 Index (no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
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After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2004

Brett Goldstein
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2019

Adrian Chan
Portfolio Manager, portfolio manager
of the fund since 2021

James Fetch
Head of Portfolio Construction,
portfolio manager of the fund
since 2012

Sub-advisor

Putnam Investments Limited*

*	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 181.

Putnam Sustainable Retirement 2025 Fund

Goal

Putnam Sustainable Retirement 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

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Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 217 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	None	5.00%**
Class C	None	1.00%***
Class R	None	None
Class R3	None	None
Class R4	None	None
Class R5	None	None
Class R6	None	None
Class Y	None	None

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b1) fees	Other expenses[a]	Acquired fund fees and expenses[a]	Total annual fund operating expenses	Expense reimbursement[b]	Total annual fund operating expenses after expense reimbursement
Class A	0.47%	0.25%	0.19%	0.43%	1.34%	(0.49)%	0.85%
Class B	0.47%	1.00%	0.19%	0.43%	2.09%	(0.49)%	1.60%
Class C	0.47%	1.00%	0.19%	0.43%	2.09%	(0.49)%	1.60%
Class R	0.47%	0.50%	0.34%	0.43%	1.74%	(0.49)%	1.25%
Class R3	0.47%	0.25%	0.34%	0.43%	1.49%	(0.49)%	1.00%
Class R4	0.47%	—	0.34%	0.43%	1.24%	(0.49)%	0.75%
Class R5	0.47%	—	0.19%	0.43%	1.09%	(0.49)%	0.60%
Class R6	0.47%	—	0.09%	0.43%	0.99%	(0.49)%	0.50%
Class Y	0.47%	—	0.19%	0.43%	1.09%	(0.49)%	0.60%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.
[a]	Restated to reflect current fees.
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[b]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 10, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$657	$831	$1,127	$1,966
Class B	$663	$805	$1,181	$2,102
Class B (no redemption)	$163	$505	$981	$2,102
Class C	$263	$505	$981	$2,102
Class C (no redemption)	$163	$505	$981	$2,102
Class R	$127	$397	$798	$1,922
Class R3	$102	$318	$665	$1,646
Class R4	$77	$240	$531	$1,362
Class R5	$61	$192	$450	$1,188
Class R6	$51	$160	$395	$1,071
Class Y	$61	$192	$450	$1,188

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 57%.

Investments, risks, and performance

Investments

The fund is one of a series of target date funds that invest primarily in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund

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is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Management adjusts these allocations at the end of each calendar quarter based on the glide path.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

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The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of February 10, 2023 and its projected approximate allocations to those asset classes and underlying funds as of February 10, 2024. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on February 10, 2023. The table also shows the approximate allocations of other Putnam Sustainable Retirement Funds, which are designed for investors with different target retirement dates. Over a five-year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2065	2060	2055	2050	2045	2040	2035	2030	2025 (your fund)	Maturity Fund
Putnam Sustainable Leaders ETF	2023	47.6%	46.8%	44.7%	42.2%	39.6%	37.0%	33.3%	25.2%	16.4%	14.1%
	2024	47.6%	46.5%	44.2%	41.6%	39.1%	36.3%	32.4%	22.8%	15.6%	14.1%
Putnam Sustainable Future ETF	2023	23.8%	23.4%	22.3%	21.1%	19.8%	18.5%	16.6%	12.6%	8.2%	7.1%
	2024	23.8%	23.2%	22.1%	20.8%	19.5%	18.2%	16.2%	11.4%	7.8%	7.1%
Putnam PanAgora ESG Inter- national Equity ETF	2023	17.8%	17.6%	16.8%	15.8%	14.8%	13.2%	10.6%	7.6%	4.9%	4.2%
	2024	17.8%	17.4%	16.6%	15.6%	14.6%	12.7%	10.0%	6.8%	4.7%	4.2%
Putnam PanAgora ESG Emerging Markets Equity ETF	2023	5.9%	5.9%	5.6%	5.3%	4.9%	3.5%	1.0%	0.0%	0.0%	0.0%
	2024	5.9%	5.8%	5.5%	5.2%	4.8%	3.0%	0.4%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	2023	3.2%	4.4%	7.6%	11.4%	14.3%	20.0%	29.8%	43.3%	54.9%	51.7%
	2024	3.2%	4.9%	8.3%	12.0%	14.9%	21.7%	32.0%	46.9%	52.7%	51.7%
Putnam ESG High Yield ETF	2023	1.1%	1.5%	2.5%	3.8%	4.8%	4.9%	4.8%	6.1%	9.6%	16.9%
	2024	1.1%	1.6%	2.8%	4.0%	4.9%	4.8%	4.8%	6.5%	13.3%	16.9%
Putnam ESG Ultra Short ETF	2023	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
	2024	0.5%	0.5%	0.5%	0.7%	2.1%	3.2%	4.3%	5.5%	6.0%	6.0%
Total Equity**	2023	95.2%	93.7%	89.4%	84.3%	79.1%	72.2%	61.4%	45.4%	29.5%	25.4%
	2024	95.2%	92.9%	88.4%	83.3%	78.1%	70.2%	59.0%	41.1%	28.0%	25.4%
Total Fixed Income**	2023	4.8%	6.3%	10.6%	15.7%	20.9%	27.8%	38.6%	54.6%	70.5%	74.6%
	2024	4.8%	7.1%	11.6%	16.7%	21.9%	29.8%	41.0%	58.9%	72.0%	74.6%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
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**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes (other than the tactical adjustments described below) to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

It is assumed that investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Sustainable Retirement Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in the prospectus beginning on page 272, and more information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development.

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Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that

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also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least February 10, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least February 10, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam

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Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG Investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have

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voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

Market Risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This

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includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model Risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the

156 Prospectus

desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

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Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and Operational Risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the

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market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund has a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times.

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Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

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The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask

Prospectus 161

spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Best calendar quarter Q1 2019	6.12%
Worst calendar quarter Q1 2020	-7.74%

Average annual total returns after sales charges (for periods ended 12/31/22)

Share class	1 year	5 years	10 years
Class A before taxes	-11.40%	-0.19%	3.36%
Class A after taxes on distributions	-14.10%	-1.85%	2.21%
Class A after taxes on distributions and sale of fund shares	-6.31%	-0.53%	2.32%
Class B before taxes	-10.96%	-0.06%	3.35%
Class C before taxes	-7.52%	0.25%	3.36%
Class R before taxes	-6.35%	0.68%	3.69%
Class R3 before taxes*	-6.11%	0.85%	3.83%
Class R4 before taxes**	-5.91%	1.10%	4.09%
Class R5 before taxes***	-5.72%	1.27%	4.22%
Class R6 before taxes****	-5.67%	1.35%	4.30%
Class Y before taxes	-5.73%	1.25%	4.24%
S&P 500 Index (no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
Prospectus 163

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2004

Brett Goldstein
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2019

Adrian Chan
Portfolio Manager, portfolio manager
of the fund since 2021

James Fetch
Head of Portfolio Construction,
portfolio manager of the fund
since 2012

Sub-advisor

Putnam Investments Limited*

*	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 181.

Putnam Sustainable Retirement Maturity Fund

Goal

Putnam Sustainable Retirement Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.

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Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 217 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	None	5.00%**
Class C	None	1.00%***
Class R	None	None
Class R3	None	None
Class R4	None	None
Class R5	None	None
Class R6	None	None
Class Y	None	None

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b1) fees	Other expenses[a]	Acquired fund fees and expenses[a]	Total annual fund operating expenses	Expense reimbursement[b]	Total annual fund operating expenses after expense reimbursement
Class A	0.46%	0.25%	0.17%	0.44%	1.32%	(0.47)%	0.85%
Class B	0.46%	1.00%	0.17%	0.44%	2.07%	(0.47)%	1.60%
Class C	0.46%	1.00%	0.17%	0.44%	2.07%	(0.47)%	1.60%
Class R	0.46%	0.50%	0.32%	0.44%	1.72%	(0.47)%	1.25%
Class R3	0.46%	0.25%	0.32%	0.44%	1.47%	(0.47)%	1.00%
Class R4	0.46%	—	0.32%	0.44%	1.22%	(0.47)%	0.75%
Class R5	0.46%	—	0.17%	0.44%	1.07%	(0.47)%	0.60%
Class R6	0.46%	—	0.07%	0.44%	0.97%	(0.47)%	0.50%
Class Y	0.46%	—	0.17%	0.44%	1.07%	(0.47)%	0.60%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over six years.
***	This charge is eliminated after one year.
[a]	Restated to reflect current fees.
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[b]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 10, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first three years of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$483	$660	$957	$1,801
Class B	$663	$805	$1,176	$2,086
Class B (no redemption)	$163	$505	$976	$2,086
Class C	$263	$505	$976	$2,086
Class C (no redemption)	$163	$505	$976	$2,086
Class R	$127	$397	$793	$1,905
Class R3	$102	$318	$661	$1,629
Class R4	$77	$240	$527	$1,345
Class R5	$61	$192	$445	$1,171
Class R6	$51	$160	$391	$1,053
Class Y	$61	$192	$445	$1,171

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 24%.

Investments, risks, and performance

Investments

The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing primarily its assets in exchange-traded funds (“ETFs”) that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Investment Management, LLC (“Putnam Management”) and advised by Putnam Management. Two underlying funds are subadvised by Putnam Management’s affiliate, PanAgora Asset Management, Inc. (“PanAgora”).

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Under normal circumstances, the fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. The fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability- oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed-income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

The following table presents your fund’s expected, initial approximate allocations to each asset class and underlying fund as of February 10, 2023, which are not expected to change over time.

Underlying funds*
Putnam Sustainable Leaders ETF	14.1%
Putnam Sustainable Future ETF	7.1%
Putnam PanAgora ESG International Equity ETF	4.2%
Putnam ESG Core Bond ETF	51.7%
Putnam ESG High Yield ETF	16.9%
Putnam ESG Ultra Short ETF	6.0%
Total Equity**	25.4%
Total Fixed Income**	74.6%
*	Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages. Putnam Sustainable Retirement Maturity Fund is not expected to have an allocation to Putnam PanAgora ESG Emerging Markets Equity ETF as of February 10, 2023.
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**	Equity and fixed-income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. Putnam Management may change the fund’s target allocations and the underlying funds in which it invests at any time, although Putnam Management generally expects these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management rebalances the fund’s investments towards its target allocations on a quarterly basis.

We assume investors will make gradual withdrawals from the fund. More information about the underlying funds (which are not offered by this prospectus) is included below and under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

Information about each underlying fund’s investment strategy

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Leaders ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development.

Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. For a further discussion of Sustainable Future ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

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Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora International Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics. Under normal circumstances, PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria. For a further discussion of PanAgora Emerging Markets Equity ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Core Bond ETF (“Core Bond ETF”)

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. Under normal circumstances, Core Bond ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Core Bond ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG High Yield ETF (“High Yield ETF”)

High Yield ETF invests mainly in bonds that are below investment grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). Under normal circumstances, High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. For a further discussion of High Yield

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ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria, on a sector-specific basis. Under normal circumstances, Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria. For a further discussion of Ultra Short ETF’s investment strategy, please turn to the section What are the funds’ and each underlying fund’s main investment strategies and related risks? beginning on page 182.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least February 10, 2026 in an amount equal to the fund’s acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least February 10, 2026 in an amount sufficient to result in total annual fund operating expenses for class A, B, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund’s average net assets.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, the fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen

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performance and may prevent the fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The fund also bears the risks associated with the underlying funds identified below. The relative significance of these risks will vary over time based on the fund’s target allocations to the underlying funds and to equity and fixed-income asset classes, which may change from time to time as discussed above.

Investment Strategy-Related Risks of the Underlying Funds

Sustainability and ESG Investing risk. Investing in underlying funds with an ESG or sustainability focus may result in the fund having exposure to underlying funds that invest in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity for the underlying funds, Putnam Management or PanAgora may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG metrics are not uniformly defined, and applying such metrics involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating sustainability and ESG criteria for the underlying funds. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, the business practices, products or services of issuers in which an underlying fund invests may change over time. As a result of these possibilities, among others, an underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG or sustainability investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG and/or sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. The underlying funds do not restrict investments based solely on “negative screens”, and the underlying fixed-income funds do not restrict their fixed-income investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative). For the underlying funds that pursue fixed-income investment strategies, because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

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Market Risk. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Fixed-income investments risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) The risks associated with fixed-income investments include interest rate risk, which is the risk that the value of an underlying fund’s investments is likely to fall if interest rates rise. Fixed-income investments are also subject to credit risk, which is the risk that the issuer of a fixed-income investment may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Fixed-income investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The underlying fund’s investments in mortgage-backed securities, and in certain other securities and derivatives, may be or become illiquid. The underlying fund’s investments in mortgage-backed securities may make the underlying fund’s net asset value more susceptible to economic, market, political and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants.

One of the underlying funds, Putnam High Yield ETF, invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after

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Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.
Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.

Model Risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results, and the underlying fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the underlying

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fund. Investments made based on quantitative models may perform differently from the market as a whole.

Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF) The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related geographic regions, industries or sectors, such as European and Asian countries, which would make the fund more vulnerable to adverse developments affecting those geographic regions, industries or sectors, including political, economic, or other developments adversely impacting ESG or sustainable investing.

Derivatives risk. (For all underlying funds except PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund’s use of derivatives may increase the risks of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the underlying fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failure), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) To the extent an underlying fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans,

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such as the underlying fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions is typically longer than seven days, and it is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

Portfolio turnover rate risk. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transaction costs it incurs will vary over time based on market conditions.

Management and Operational Risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management or PanAgora, as applicable, applies in making investment decisions for the underlying funds will produce the intended outcome or that the investments they select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. Putnam Management, PanAgora, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds.

Risks Related to Investing in ETFs

As ETFs, shares of the underlying funds are traded in the secondary market. Prior to trading in the secondary market, shares of the underlying funds are “created” at NAV by market makers, large investors and institutions (collectively, “authorized participants”) only in creation units. A creation transaction generally takes place when an authorized participant deposits into an underlying fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in exchange for a specified number of creation units. Similarly, shares of an underlying fund can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions held by the underlying fund and an amount of cash (including any portion of such securities for which cash may be substituted), if any.

Fluctuation of net asset value (“NAV”) and share price risk. Shares of the underlying funds may trade at a larger premium or discount to their NAV than shares of other ETFs. The NAV of an underlying fund will generally fluctuate with changes in the market value of the underlying fund’s holdings. Underlying fund shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for an underlying fund’s shares may result in the underlying fund’s

Prospectus 175

shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the underlying fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the underlying funds may become less liquid in response to deteriorating liquidity in the markets for the underlying funds’ portfolio holdings.

Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying fund has a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for underlying fund shares, or underlying fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. There can be no assurance that an active trading market will develop or be maintained or that the market for underlying fund shares will operate as intended, which could lead to the underlying funds’ shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost the fund more to trade underlying fund shares than shares of other ETFs. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the underlying fund’s shares or to submit purchase and redemption orders for creation units.

The market prices of an underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. Putnam Management cannot predict whether an underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During periods when an underlying fund is trading below its NAV, the fund may incur significant losses if it sells its underlying fund shares.

The securities held by an underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the NAV of the underlying funds’ shares may widen.

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Large shareholder risk. Certain accounts or affiliates of Putnam Management, including other funds advised by Putnam Management (including the funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of an underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).

Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

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Tracking basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The Semi-Transparent ETFs are actively managed ETFs that operate pursuant to an exemptive order from the Securities and Exchange Commission and do not publicly disclose their complete portfolio holdings each business day. Instead, each Semi-Transparent ETF publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi-Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

A Semi-Transparent ETF’s Tracking Basket structure may affect the price at which shares of the Semi-Transparent ETF trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of each Semi-Transparent ETF at or close to its NAV per share, there is a risk that market prices will vary significantly from NAV. The Semi-Transparent ETFs, which trade on the basis of a published Tracking Basket, may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the Semi-Transparent ETF’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running the Semi-Transparent ETF’s trades of portfolio securities.

Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, each Semi-Transparent ETF provides certain other information intended to allow market participants to estimate the value of positions in the Semi-Transparent ETF’s shares. Although this information is designed to facilitate arbitrage opportunities in the Semi-Transparent ETF’s shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of the Semi-Transparent ETF shares, there is no guarantee the Semi-Transparent ETF’s arbitrage mechanism will operate as intended and that the Semi-Transparent ETF will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Semi-Transparent ETF’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Semi-Transparent ETF’s performance.

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Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in a Semi-Transparent ETF’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Semi-Transparent ETF’s portfolio, will be publicly disclosed on the Semi-Transparent ETF’s website, and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders. In addition, if securities representing 10% or more of the Semi-Transparent ETF’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading of the Semi-Transparent ETF, meaning that investors (including the fund) would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is designed for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund also serves as the fund into which each of the Putnam Sustainable Retirement Funds will be merged near the end of the target date year of the Putnam Sustainable Retirement Fund. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before February 10, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Best calendar quarter Q1 2019	4.52%
Worst calendar quarter Q1 2020	-5.69%

Average annual total returns after sales charges (for periods ended 12/31/22)

Share class	1 year	5 years	10 years
Class A before taxes	-8.24%	-0.54%	1.56%
Class A after taxes on distributions	-10.73%	-1.84%	0.45%
Class A after taxes on distributions and sale of fund shares	-4.83%	-0.86%	0.78%
Class B before taxes	-9.62%	-0.82%	1.37%
Class C before taxes	-6.03%	-0.47%	1.37%
Class R before taxes	-4.81%	-0.04%	1.69%
Class R3 before taxes*	-4.61%	0.11%	1.81%
Class R4 before taxes**	-4.38%	0.37%	2.08%
Class R5 before taxes***	-4.23%	0.52%	2.21%
Class R6 before taxes****	-4.13%	0.61%	2.29%
Class Y before taxes	-4.22%	0.53%	2.23%
S&P 500 Index (no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
*	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
**	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
***	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
****	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.
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After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B and C share performance reflects conversion to class A shares after eight years.
The Bloomberg U.S. Aggregate Bond Index and the S&P 500® Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
All Bloomberg indices provided by Bloomberg Index Services Limited.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2004

Brett Goldstein
Co-Chief Investment Officer, Global
Asset Allocation, portfolio manager of
the fund since 2019

Adrian Chan
Portfolio Manager, portfolio manager
of the fund since 2021

James Fetch
Head of Portfolio Construction,
portfolio manager of the fund
since 2012

Sub-advisor

Putnam Investments Limited*

*	Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Important additional information about all funds

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial professional or by calling Putnam Investor Services at 1-800-225-1581. Class B shares are not offered by the 2065 Fund, and purchases of class B shares of each other Putnam Sustainable Retirement Fund are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

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When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investments, P.O. Box 219697, Kansas City, MO 64121-9697. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or, for exchanges only, online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial professional), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are the funds’ and each underlying fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s and each underlying fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. In deciding whether a Putnam Sustainable Retirement Fund is right for you, you may wish to consider a number of factors in addition to the fund’s target date, including your age, how your fund investment will fit into your overall investment program, and whether you are looking for a more aggressive or more conservative allocation.

As mentioned in the fund summaries, we pursue each fund’s goal by investing primarily in underlying funds that focus on investments with positive sustainability or ESG characteristics. Under normal circumstances, each fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. In selecting underlying

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funds, Putnam Management expects to select among Putnam-sponsored ETFs and mutual funds and does not expect to consider unaffiliated ETFs or mutual funds as underlying funds.

For each fund other than Maturity Fund, target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the following predetermined “glide path” below. Putnam Management adjusts these funds’ allocations at the end of each calendar quarter based on the glide path. Over a five-year period, each of these fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. For Maturity Fund, target allocations among asset classes and underlying funds are not expected to change over time. Putnam Management rebalances Maturity Fund’s investments towards its target allocations on a quarterly basis. The glide path does not reflect temporary investments in money market funds advised by Putnam Management or its affiliates or in cash or cash equivalents. We may change the glide path, a fund’s target allocations, and the underlying funds in which it invests at any time, although (other than the tactical adjustments described below) we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. Putnam Management may also make tactical adjustments from time to time in the fund’s allocations to underlying funds in response to market conditions within a range of +/- 15% from the allocations to fixed-income and equity asset classes as presented in the fund’s glide path.

Putnam RetirementReady Funds Glide Path

Asset class weightings are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, and Putnam ESG Ultra Short ETF is equivalent to a fixed-income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary. Because of rounding in the calculation of allocations among underlying funds and of asset class weightings, actual allocations may be more or less than these percentages.
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Pending investment in underlying funds, each fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a money market mutual fund sponsored by Putnam Management, or in cash or cash equivalents. In addition, each fund expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. Large positions in Putnam Government Money Market Fund or in cash or cash equivalents may dampen performance and may prevent a fund from achieving its goal. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

The investment goal, principal investment strategies, and principal risks of each underlying fund are discussed below. References to specific investments refer to investments made by the underlying funds.

Putnam Sustainable Leaders ETF (“Sustainable Leaders ETF”)

Putnam Sustainable Future ETF (“Sustainable Future ETF”)

Goal

Sustainable Leaders ETF and Sustainable Future ETF each seek long-term capital appreciation.

Investments

Sustainable Leaders ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. In evaluating investments for Sustainable Leaders ETF, Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to environmental, social, or corporate governance issues. Putnam Management identifies relevant environmental, social, or corporate governance issues on a sector-specific basis using an internally developed materiality map, which is informed by the sustainability issues identified by the Sustainability Accounting Standards Board as material to companies within a particular industry. A materiality map provides a guide to understanding which ESG criteria are more or less important for a given sector or subsector; it includes those ESG criteria that may be reasonably likely to influence investment decision-making. Putnam Management constructs the materiality map by evaluating the significance of specified ESG criteria (i.e., board structure and composition, diversity, equity and inclusion, or climate change risk, among others) in specific industries (i.e., consumer, healthcare, financials, etc.), subsectors, or countries. Putnam Management then categorizes the relevance of these ESG criteria for each industry, subsector, or country. As part of this analysis, Putnam Management may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, water use and re-use, water generation, waste diversion from landfill, employee safety and diversity data, supplier audits, product safety, board composition, and incentive compensation structures.

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Stocks of companies that exhibit a commitment to financially material sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Sustainable Leaders ETF may consider, among other factors, a company’s sustainable business practices (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Under normal circumstances, Sustainable Leaders ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. These criteria are based on the proprietary materiality map described above. In applying these criteria, Putnam Management will assign each company a proprietary environmental, social and/or corporate governance (ESG) rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Putnam Management’s sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by Putnam Management. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. While Putnam Management may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely solely on third-party screens. Putnam Management may not apply sustainability criteria to investments that are not subject to Sustainable Leaders ETF’s 80% policy, and such investments may not meet Putnam Management’s sustainability criteria. In selecting each investment, Sustainable Leaders ETF’s investment manager, Putnam Management, focuses on companies that have a demonstrated commitment to sustainable business practices in areas that are relevant and material to their long-term financial returns and risk profiles. Putnam Management believes that companies that have exhibited such a commitment also often demonstrate potential for strong financial growth. This commitment may be reflected through ESG policies, practices, or outcomes. Sustainable Leaders ETF’s approach to sustainable investing incorporates fundamental research together with consideration of ESG criteria. Environmental factors include, for example, a company’s carbon intensity and use of resources like water or minerals. Sustainability measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive. Social factors include, for example, labor practices and supply chain management. Sustainability measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance factors include, for example, board composition and executive compensation. Sustainability measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s strategic sustainability objectives. The integrated approach of Sustainable Leaders ETF combines analysis of the growing body of ESG data and deep fundamental analysis and looks for companies that demonstrate leadership, beyond compliance, on relevant sustainability issues.

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The characteristics that Putnam Management may use when considering sustainability leadership include:

(1) Materiality. The company is focused on sustainability issues that are relevant to long-term business success.

(2) Creativity and proactiveness. The company’s sustainability characteristics go beyond compliance to demonstrate heightened commitment.

(3) Transparency. The company’s goals are specific, with candid and consistent progress reporting.

(4) Impact. The sustainability characteristics create benefits that are meaningful both at the company and more broadly.

Sustainable Future ETF invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable social, environmental and economic development (Solutions Companies). Stocks of this type of company are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Putnam Management may consider, among other factors, a company’s impact on sustainable environmental, social and economic development (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

For Sustainable Future ETF, Putnam Management’s approach to sustainable investing incorporates fundamental research together with consideration of sustainable environmental, social and economic development impact. Putnam Management believes that companies whose products and services produce positive environmental, social and economic development impact also often demonstrate potential for strong financial growth. Under normal circumstances, Sustainable Future ETF invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. These criteria are based on a proprietary sustainability solutions map that links to the United Nations Sustainable Development Goals. In applying these criteria, Putnam Management will assign each company a proprietary environmental, social and/or corporate governance (ESG) rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Putnam Management’s sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by Putnam Management. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet Putnam Management’s sustainability criteria. In selecting each investment Putnam Management considers the extent to which a company’s

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products or services may provide solutions to forward-looking sustainability needs, creating positive impact in environmental, social and economic development areas.

Sustainable Future ETF, in line with its solutions-oriented focus, invests in companies whose products and services seek to produce benefits for customers, employees and society, with the premise that companies that seek to solve pressing sustainability challenges may also present good investment opportunities. Sustainable Future ETF’s approach to sustainable investing incorporates fundamental research together with consideration of sustainable environmental, social and economic development impact.

  Environmental impacts. Environmental impacts could include, for example, reduction of carbon dioxide and other greenhouse gas emissions, improved water or air quality, access to better sanitation or to affordable and clean energy, decrease in waste streams, or improvements in the efficiency of industry and infrastructure.
  Social impacts. Social impacts could include, for example, improvements in employee well-being, supplier standards, or access to products, information, or security.
  Economic development impacts. Economic development impacts at the corporate level could include, for example, stakeholder analysis and shared value approaches to business practices, access to economic opportunity, or improvements in operational effectiveness or efficiency.

For Sustainable Future ETF, Putnam Management believes that analysis of sustainability factors is best utilized in combination with a strong understanding of a company’s fundamentals (including a company’s industry, geography, and strategic position). Relevant issues vary by sector, geography, asset class and specific company context. Therefore, Sustainable Future ETF uses fundamental research of ESG factors that is tailored to specific sectors, locations, asset classes and companies. Sustainable Future ETF’s approach to sustainability analysis is deeply intertwined with the fundamental research process. Putnam Management uses company disclosures, non-governmental organization or government disclosures, public data sources, and independent third-party data as inputs into its analytical processes. In some cases, measurement of a company’s environmental, social or economic development impacts will align with the United Nations Sustainable Development Goals and Putnam Management will consider the metrics reported through this or a similar framework. Putnam Management’s investment approach includes assessment of impact regardless of the reporting mechanism. While Putnam Management may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely on third-party screens.

For Sustainable Future ETF, Putnam Management uses company disclosures, public data sources, and independent third-party data as inputs into its analytical processes. It is likely that sustainable business practices, as well as the metrics and measurements that Putnam Management uses to evaluate them, will continue to evolve over time.

Each of Sustainable Leaders ETF and Sustainable Future ETF is an actively managed ETF that operates pursuant to an exemptive order from the SEC (Order) and does not publicly disclose its complete portfolio holdings each business day. Instead, each ETF

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publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of each ETF but is not each ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which each ETF invests; and (3) cash and cash equivalents.

Each of Sustainable Leaders ETF and Sustainable Future ETF also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of each ETF that formed the basis for each ETF’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to each ETF’s actual portfolio in percentage terms.

For each of Sustainable Leaders ETF and Sustainable Future ETF, under the terms of the Order, investments are limited to the following: ETFs, notes, common stocks, preferred stocks, ADRs, real estate investment trusts, commodity pools, metals trusts, and currency trusts, in each case that are traded on a U.S. securities exchange; common stocks listed on a foreign exchange that trade on such exchange contemporaneously with each of Sustainable Leaders ETF and Sustainable Future ETF’s shares; exchange-traded futures (where the future contract’s reference asset is an asset that each ETF could invest in directly, or in the case of an index future, is based on an index of a type of asset that each ETF could invest in directly) that are traded on a U.S. futures exchange contemporaneously with each ETF’s shares; and cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements) (Permitted Investment Types). In addition to the main investment strategies described above, each of Sustainable Leaders ETF and Sustainable Future ETF may invest in any of the Permitted Investment Types. Each of Sustainable Leaders ETF and Sustainable Future ETF may not borrow for investment purposes or hold short positions and may not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the Investment Company Act of 1940) at the time of purchase.

Risks

Each of Sustainable Leaders ETF and Sustainable Future ETF bears the risks associated with the underlying funds as set forth in Fund summaries — Investments, risks and performance — Risks. Additional information about risks that apply to Sustainable Leaders ETF and Sustainable Future ETF is included below.

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Putnam PanAgora ESG International Equity ETF (“PanAgora International Equity ETF”)

Putnam PanAgora ESG Emerging Markets Equity ETF (“PanAgora Emerging Markets Equity ETF”)

Goals

PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF each seek long-term capital appreciation.

Investments

PanAgora International Equity ETF invests mainly in common stocks (growth or value stocks or both) of companies of any size outside the United States, with a focus on companies that PanAgora International Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics.

PanAgora Emerging Markets Equity ETF invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size, with a focus on companies that PanAgora Emerging Markets Equity ETF’s subadviser, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics.

In evaluating and selecting investments for each of PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF, PanAgora employs a proprietary framework using quantitative models that identify companies that offer above-market return potential based on their ESG metrics, together with other proprietary factors measuring a company’s financial and operational health, and then constructs a portfolio that integrates return potential and ESG metrics.

PanAgora uses advanced statistical and machine learning techniques, together with third-party and proprietary data sources, in evaluating companies’ ESG metrics and return potential. Metrics designed to evaluate companies’ environmental practices may include third-party or proprietary data sources, including those regarding a company’s environmental footprint or its environmental efficiencies. Metrics designed to evaluate companies’ social practices may include third-party or proprietary data sources, including those regarding board diversity levels at a company. Metrics designed to evaluate companies’ governance practices may include third-party or proprietary data sources, including those regarding a company’s shareholder structure or compensation practices. Additionally, the quantitative model employed for PanAgora International Equity ETF may also use third-party and/or proprietary data sources to identify companies exhibiting improved ESG profiles or those investing in ESG initiatives. The ESG metrics and information used in the portfolio construction process may change over time and may not be relevant to all companies that are eligible for investment by each of PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF.

Under normal circumstances, PanAgora International Equity ETF invests at least 80% of its net assets in equity securities of companies that meet PanAgora’s ESG criteria, and PanAgora Emerging Markets Equity ETF invests at least 80% of its net assets in equity securities of emerging market companies that meet PanAgora’s ESG criteria.

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PanAgora will assign each company an ESG rating using proprietary ESG scores. In order to meet PanAgora’s ESG criteria, a company must have an ESG score above 0, reflecting more positive characteristics. A negative ESG score indicates a lower (or worse) rating. PanAgora assigns companies an ESG rating that ranges from 2 to †2, although the range of scores may change over time. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. PanAgora may not apply ESG criteria to investments that are not subject to each fund’s 80% policy, and such investments may not meet PanAgora’s ESG criteria.

With respect to PanAgora Emerging Markets Equity ETF, emerging markets include countries in the MSCI Emerging Market Index or countries that PanAgora considers to be emerging markets based on an evaluation of their level of economic development or the size and experience of their securities markets.

Each of PanAgora International Equity ETF’s and PanAgora Emerging Markets Equity ETF’s equity investments may include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). PanAgora International Equity ETF invests mainly in developed countries but may also invest in emerging markets.

Each of PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF may engage in a variety of transactions involving derivatives, such as forward contracts, futures, options, warrants and swap contracts, although they do not represent a primary focus of PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF.

PanAgora may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. While PanAgora may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers, through its quantitative model and proprietary scoring system, and does not rely solely on third-party screens.

From time to time, each of PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF may invest a significant portion of its assets in companies in one or more related industries or sectors. From time to time, each fund may invest a significant portion of its assets in companies in one or more related geographic regions, such as European and Asian (for PanAgora International Equity ETF) or Pacific Basin countries.

Risks

Each of PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF bears the risks associated with the underlying funds as set forth in Fund summaries — Investments, risks and performance — Risks. Additional information about risks that apply to PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF is included below.

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Putnam ESG Core Bond ETF (“Core Bond ETF”)

Putnam ESG High Yield ETF (“High Yield ETF”)

Putnam ESG Ultra Short ETF (“Ultra Short ETF”)

Goal

Core Bond ETF seeks high current income consistent with what Putnam Management believes to be prudent risk.

High Yield ETF seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Ultra Short ETF seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

Investments

Core Bond ETF invests mainly in a diversified portfolio of investment-grade fixed-income securities, with a focus on companies or issuers that Putnam Management, Core Bond ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis.

Core Bond ETF invests mainly in bonds of governments and private companies located in the United States that are investment-grade in quality with intermediate- to long-term maturities (three years or longer). Investment-grade securities are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that Putnam Management believes are of comparable quality. Core Bond ETF may invest in below-investment-grade investments. However, Core Bond ETF will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that Putnam Management believes are of comparable quality. Core Bond ETF will not necessarily sell an investment if its rating is reduced (or increased) after purchase. Core Bond ETF may also invest in foreign fixed-income investments, although foreign investments do not represent a primary focus of Core Bond ETF.

High Yield ETF invests mainly in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”) with a focus on companies or issuers that Putnam Management, High Yield ETF’s investment manager, believes meet relevant ESG criteria on a sector-specific basis. High Yield ETF invests mainly in bonds that also have one or more of the following characteristics: (1) are obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer). High Yield ETF invests with a focus on companies or issuers that Putnam Management believes meet relevant ESG criteria.

Ultra Short ETF invests in a diversified short-duration portfolio of fixed-income securities comprised of investment-grade money market and other fixed-income securities, including U.S. dollar-denominated foreign securities of these types, with a focus on companies or issuers that Putnam Management, Ultra Short ETF’s investment manager, believes meet relevant ESG criteria.

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Ultra Short ETF’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. Ultra Short ETF may also invest in U.S. dollar-denominated foreign securities of these types. Under normal circumstances, the effective duration of Ultra Short ETF’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer Ultra Short ETF’s duration, the more sensitive Ultra Short ETF is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of Ultra Short ETF is not expected to exceed four years.

Each of Core Bond ETF, High Yield ETF and Ultra Short ETF may consider, among other factors, a company’s or issuer’s ESG criteria (as described below), credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Under normal circumstances, each of Core Bond ETF and Ultra Short ETF invests at least 80% of the value of its net assets in fixed-income securities that meet Putnam Management’s ESG criteria, while High Yield ETF invests at least 80% of the value of its net assets in fixed-income securities rated below investment grade that meet Putnam Management’s ESG criteria. These policies are non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG criteria to investments that are not subject to Core Bond ETF’s, Ultra Short ETF’s and High Yield ETF’s 80% policies, and such investments may not meet Putnam Management’s ESG criteria.

In evaluating investments for each of Core Bond ETF, High Yield ETF and Ultra Short ETF, Putnam Management identifies relevant ESG criteria based on a proprietary materiality map that is informed by the ESG issues identified as material by the Sustainability Accounting Standards Board. A materiality map provides a guide to understanding which ESG criteria are more or less important for a given sector or subsector; it includes those ESG criteria that may be reasonably likely to influence investment decision-making. Putnam Management constructs the materiality map by evaluating the significance of specified ESG criteria (i.e., board structure and composition, diversity, equity and inclusion, or climate change risk, among others) in specific industries (i.e., consumer, healthcare, financials, etc.), subsectors, or countries. Putnam Management then categorizes the relevance of these ESG criteria for each industry, subsector, or country. As part of this analysis, Putnam Management may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, water use and re-use, water generation, waste diversion from landfill, employee safety and diversity data, supplier audits, product safety, board composition, and incentive compensation structures. After

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evaluating these criteria, Putnam Management will assign each company or issuer, as applicable, a proprietary ESG rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Putnam Management’s ESG criteria for purposes of the above-referenced non-fundamental investment policies, a company or issuer must be rated 2 or 1 by Putnam Management. While Putnam Management may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely solely on third-party screens.

For each of Core Bond ETF, High Yield ETF and Ultra Short ETF, Putnam Management believes that analysis of ESG criteria is best utilized in combination with a strong understanding of a company’s or issuer’s fundamentals (including a company’s or issuer’s industry, geography, strategic position, and key relationships). Relevant issues vary by sector, geography, asset class and specific company or issuer context. Therefore, each ETF uses fundamental research of ESG criteria that is tailored to specific sectors, locations, asset classes and companies. Putnam Management’s approach to ESG analysis is intertwined with its fundamental research process.

Each of Core Bond ETF’s, High Yield ETF’s and Ultra Short ETF’s approach to ESG investing incorporates fundamental research together with consideration of ESG criteria. The integrated approach of each ETF combines analysis of the growing body of ESG data and fundamental analysis and looks for companies or issuers that demonstrate strength on relevant ESG issues. ESG criteria that each ETF may consider include:

  Environmental criteria. Environmental criteria include, for example, a company’s or issuer’s carbon intensity and use of resources like water or minerals.
—	ESG measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive.
  Social criteria. Social criteria include, for example, labor practices and supply chain management.
—	ESG measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions, and fair lending practices.
  Corporate governance criteria. Corporate governance criteria include, for example, board composition and executive compensation, as well as bondholders’ rights.
—	ESG measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s or issuer’s strategic ESG objectives.

Each of Core Bond ETF’s, High Yield ETF’s and Ultra Short ETF’s portfolio managers believe that these ESG criteria are relevant and material to long-term business fundamentals. Putnam Management also believes that a forward-looking consideration of ESG criteria in the investment process for each ETF may result

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in a more nuanced assessment of an issuer’s credit profile, which offers potential opportunity to limit ratings volatility as well as tail risk in credit portfolios (i.e., the risk that the price of a portfolio may decrease by more than three standard deviations from its current price). In addition, Putnam Management believes that the time horizon for ESG criteria varies by industry and can influence fundamental volatility.

Putnam Management uses a sector-specific approach in evaluating investments for Core Bond ETF, High Yield ETF and Ultra Short ETF. For Core Bond ETF and Ultra Short ETF, in the corporate credit sector, Putnam Management combines fundamental analysis and relevant ESG insights with a forward-looking perspective.

For Core Bond ETF and Ultra Short ETF, Putnam Management believes that securitized debt instruments present unique challenges in applying ESG criteria due to the presence of various asset types, counterparties involved, and the complex structure of the securitized debt market, along with a lack of available ESG-related data. In evaluating securitized debt instruments for potential investment for Core Bond ETF and Ultra Short ETF, Putnam Management takes a broad approach, analyzing both the terms of the transaction, including the asset type being securitized and structure of the securitization, as well as key counterparties. Opportunities are analyzed at the asset level within each securitization and each subsector to identify assets that meet relevant ESG thresholds. Additionally, in evaluating securitized debt instruments, Putnam Management analyzes relevant ESG criteria regarding the originator, servicers, or other relevant counterparties. In the sovereign debt sector, Putnam Management uses quantitative modeling and fundamental research to evaluate countries across a variety of ESG criteria (i.e., natural resource dependence and level of public corruption) and non-ESG criteria (i.e., global economic conditions, market valuations and technicals). Putnam Management believes that sovereign issuers with better ESG scores generally benefit from lower borrowing costs and that ESG criteria may influence the perception of the credit risk of a country’s debt. Countries are evaluated both on current ESG metrics and the extent of recent progress.

For each of Core Bond ETF, High Yield ETF and Ultra Short ETF, Putnam Management uses company disclosures, non-governmental organization or government disclosures, public data sources, and independent third-party data as inputs into its analytical processes. While Putnam Management may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely solely on third-party screens. In addition to bonds, each of Core Bond ETF, High Yield ETF and Ultra Short ETF may also invest in other fixed-income instruments, including bank loans.

In addition to the main investment strategies described above, Core Bond ETF may make other types of investments, such as investments in assignments of and participations in fixed and floating rate bank loans. Core Bond ETF and Ultra Short ETF may make investments in hybrid and structured bonds and notes, and preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws. High Yield ETF may make other types of investments, such as investments in equity securities, asset-backed, hybrid and structured bonds and

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notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate bank loans. Each ETF may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes, although they do not represent a primary focus of Ultra Short ETF.

Risks

Each of Core Bond ETF, High Yield ETF and Ultra Short ETF bears the risks associated with the underlying funds as set forth in Fund summaries — Investments, risks and performance — Risks. Additional information about risks that apply to Core Bond ETF, High Yield ETF and Ultra Short ETF is included below.

Additional information about investment strategies and related risks of the underlying funds

This section provides additional information on the investment strategies and related risks of the underlying funds generally. Not every investment strategy or related risk below applies to each underlying fund.

Investment Strategy-Related Risks of the Underlying Funds

  Sustainability and ESG Investing risk. Investing with a focus on companies or issuers that meet Putnam Management’s or PanAgora’s sustainability or ESG criteria or (for Sustainable Future ETF) a focus on Solutions Companies, whose products and services may provide solutions that directly impact sustainable environmental, social and economic development, may result in the underlying fund investing in certain types of companies, issuers, industries or sectors that the market may not favor. Conversely, investing in such companies or issuers may result in the underlying fund foregoing investment in securities that outperform the underlying fund’s investments in certain environments.

In evaluating an investment opportunity, the underlying fund’s manager may make investment decisions without the availability of optimal ESG-related data (which may be even less available with securitized debt instruments) or based on information and data that is incomplete or inaccurate. Sustainability and ESG criteria are not uniformly defined, and applying such factors involves subjective assessments. Sustainability and ESG scorings and assessments of issuers can vary across third-party data providers and may change over time. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, particularly with respect to companies in emerging market countries, which may adversely impact the investment process. In addition, a company’s or issuer’s business practices, products or services may change over time. As a result of these possibilities, among others, the underlying fund may temporarily hold securities that are inconsistent with the underlying fund’s ESG investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG or other sustainability criteria could have a material adverse effect on the underlying fund’s ability to invest in accordance with its investment policies

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and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the underlying funds, whose strategies include ESG or other sustainability criteria. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. Putnam Management’s and PanAgora’s evaluation of sustainability and/or ESG criteria may change over time. Putnam Management and PanAgora do not rely exclusively on third-party data providers in evaluating ESG criteria.

For Core Bond ETF, High Yield ETF and Ultra Short ETF. The underlying fund does not restrict its investments to “green bonds” (i.e., U.S. dollar-denominated bonds designated as “green” by the Climate Bonds Initiative) and does not restrict investments based solely on “negative screens”. Because fixed-income investments generally represent a promise to pay principal and interest by an issuer, and not an ownership interest, and may involve complex structures, ESG-related investment considerations may have a more limited impact on risk and return (or may have an impact over a different investment time horizon) relative to other asset classes, and this may be particularly true for shorter-term investments. Third-party ESG data regarding fixed-income investments is generally less available than ESG data for equity investments. In addition, holders of fixed-income investments do not typically have voting rights, unlike holders of equity investments who have the right to vote on issuer proposals.

  Market risk. The value of investments in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions; investor sentiment and market perceptions (including perceptions about monetary policy, interest rates, inflation or the risk of default); government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies); geopolitical events or changes (including natural disasters, terrorism and war); outbreaks of infectious illnesses or other widespread public health issues (including epidemics and pandemics); and factors related to a specific issuer, geography, industry or sector. Foreign financial markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. During a general downturn in financial markets, multiple asset classes may decline in value simultaneously. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. During those periods, an underlying fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. These risks may be exacerbated during economic downturns or other periods of economic stress. For Ultra Short ETF, the effects of inflation may erode the value of an investment in the underlying fund over time.

The COVID-19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the COVID-19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual

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countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the COVID-19 pandemic also are likely to exacerbate other risks that apply to an underlying fund, including the risks disclosed in this prospectus, which could negatively impact the underlying fund’s performance and lead to losses on your fund’s investment in the underlying fund. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty.

  Common stock risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates, or inflation rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Growth investing risk. Stocks of companies that the underlying funds’ managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings or to heightened levels of inflation than the values of other stocks. If the underlying funds’ managers’ assessment of the prospects for a company’s earnings growth is wrong, or if the underlying funds’ managers’ judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that the underlying funds’ managers have placed on it. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

Value investing risk. Companies whose stocks the underlying funds’ managers believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the underlying funds’ managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the underlying funds’ managers have placed on it. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

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Small and midsize companies risk. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, lack profitability, or depend on a small management group. Stocks of these companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. In addition, stocks of small and midsize companies, at times, may not perform as well as stocks of large companies or the stock market in general, and may be out of favor with investors for varying periods of time.

  Industry or sector concentration risk. (For all underlying funds except Core Bond ETF, High Yield ETF and Ultra Short ETF) From time to time, the underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the underlying fund more vulnerable to adverse developments affecting those industries or sectors.
  Model risk. (For all underlying funds except Sustainable Leaders ETF, Sustainable Future ETF and High Yield ETF) The underlying fund’s managers use proprietary models and data supplied by third parties. They use models and data to, among other things, identify and assess trends and market opportunities and provide risk management insights. The underlying fund’s managers regularly enhance and update their models to reflect developing research, fundamental analysis, and access to new data. If the quantitative models or data used in managing the underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and may cause the underlying fund to underperform its benchmark or other funds with a similar investment goal, and the underlying fund may realize losses.

For example, the underlying fund’s managers may, in reliance on faulty models or data, be unsuccessful in its efforts to manage the underlying fund’s overall level of volatility and its efforts to diversify risk. Any hedging based on faulty models and data may prove to be unsuccessful. In addition, models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the underlying fund.

All models require data. Some of the models that an underlying fund may use are typically constructed based on historical data, and the success of these models is dependent largely on the accuracy and reliability of the supplied historical data. If incorrect data is entered into a model, the resulting output will be incorrect.

As a result, any investment decisions made in reliance on the incorrect output from a model may not produce the desired results, and the underlying fund may realize losses. Even when data is correctly inputted into a model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives. Models also rely on the proper functioning of hardware and technology, which are subject to

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disruption risk. There is no guarantee that the hardware and technology on which the models rely will be uninterrupted or error free, or that any defects in such hardware or technology will be able to be corrected in a short time period.

  Foreign investment risk. (For all underlying funds except Ultra Short ETF, Sustainable Leaders ETF and Sustainable Future ETF)

For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF. Foreign investments involve certain special risks, including:

  Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.
  Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions, tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), and tax increases.
  Unreliable or untimely information: There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than about most publicly-traded U.S. companies, and an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company. In addition, foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Foreign securities may trade on markets that are closed when U.S. markets are open. As a result, accurate pricing information based on foreign market prices may not always be available.
  Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.
  Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means an underlying fund may at times be unable to sell these foreign investments at desirable prices. For the same reason, an underlying fund manager may at times find it difficult to value an underlying fund’s foreign investments.
  Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies and legal and regulatory systems, and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels

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of inflation or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain risks related to foreign investments may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

For Core Bond ETF, High Yield ETF and Ultra Short ETF. The underlying funds may invest in foreign investments, although foreign investments do not represent a primary focus of the underlying funds. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means the underlying fund may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems. Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies or issuers that are traded in foreign markets, or investments in U.S. companies or issuers that have significant foreign operations. There may be less publicly-available information, or less reliable publicly-available information, about foreign companies (including information related to companies’ ESG practices), particularly with respect to emerging market companies, than publicly-available information regarding U.S. companies. As a result, an underlying fund’s ability to evaluate a foreign company, including with respect to its ESG or sustainability practices, may be more limited than its ability to evaluate a U.S. company.

  Geographic focus risk. (For PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF) From time to time, the underlying fund may invest a significant portion of its assets in companies located in a specific geographic region, such as common stocks of Asian or Pacific Basin countries, which would make the underlying fund more vulnerable to adverse developments affecting those geographic regions, including political, economic, or other developments adversely impacting ESG or sustainable investing. As a result, the underlying fund’s performance could be more volatile than the performance of more geographically diverse funds. Many Asian and Pacific Basin countries may be either developing (also known as emerging) or newly industrialized. These economies may be characterized by frequent currency fluctuations and restrictions, rising unemployment, rapid fluctuation in inflation and interest rates, reliance on exports and international trade, and less efficient markets. Furthermore, political and social unrest in some Asian and Pacific Basin countries could cause economic and market uncertainty in the region. For further information about risks of investing in Asian and Pacific Basin countries, see Risks of investing in the Asia Pacific Region in the SAI.
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  Interest rate risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF)

For Core Bond ETF and High Yield ETF. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Declining interest rates generally result in an increase in the value of existing debt instruments, and rising interest rates generally result in a decrease in the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to an underlying fund, but will affect the value of the underlying fund’s shares. Interest rate risk is generally greater for investments with longer maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, an underlying fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore the underlying fund might not benefit from any increase in value as a result of declining interest rates.

For Ultra Short ETF. The values of money market and other fixed-income investments usually rise and fall in response to changes in interest rates. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Declining interest rates generally result in an increase in the value of existing money market investments, and rising interest rates generally result in a decrease in the value of existing money market investments. Changes in the values of money market investments usually will not affect the amount of income the underlying fund receives from them, but could affect the value of the underlying fund’s shares. Interest rate risk is generally greater for investments with longer maturities. Under normal circumstances, the dollar-weighted average portfolio maturity of the underlying fund is not expected to exceed three and one-half years. Short-term investments may have lower yields than longer-term investments. As mentioned in the underlying fund summary, under normal circumstances the effective duration of Ultra Short ETF’s portfolio will generally not be greater than one year. Effective duration provides a measure of an underlying fund’s interest-rate sensitivity. The longer an underlying fund’s duration, the more sensitive the underlying fund is to shifts in interest rates. As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration. Some investments that the underlying fund purchases have an interest rate that changes based on a market interest rate and/or allow the holder to demand payment of principal and accrued interest before the scheduled maturity date. Putnam Management measures the maturity of these obligations using the relatively short period until the interest rate resets and/or payment could be demanded. Because the interest rate on these investments can change, these investments are unlikely to be able to lock in favorable longer-term interest rates.

  Credit risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF) Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.
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Core Bond ETF invests mainly in investment-grade investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that Putnam Management believes are of comparable quality. The underlying fund may also invest in securities rated below investment grade. However, the underlying fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or in unrated securities that Putnam Management believes are of comparable quality.

Ultra Short ETF invests in investment-grade investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that Putnam Management believes are of comparable quality. This means the underlying fund may at times hold securities rated below-investment-grade (sometimes referred to as “junk bonds”) if the rating for a security held by the underlying fund is reduced to below-investment-grade.

High Yield ETF invests mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. The underlying fund may invest up to 15% of the underlying fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, or in unrated investments that Putnam Management believes are of comparable quality. This includes investments in the lowest rating category of the rating agency. The underlying fund will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and could decrease. The value of a debt instrument may also be affected by changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values.

Each of Core Bond ETF, High Yield ETF and Ultra Short ETF will not necessarily sell an investment if its rating is reduced after Putnam Management buys it. Investments rated below BBB or its equivalent are below-investment-grade in quality (sometimes referred to as “junk bonds”) and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If a default occurs, or is perceived as likely to occur, the value of the investment will usually be more volatile and likely to fall. The value of a debt instrument may also be affected by changes in, or perceptions of, the

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financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. A default or expected default could also make it difficult for the underlying fund to sell the investment at a price approximating the value Putnam Management had previously placed on it. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the underlying fund to buy or sell certain debt instruments or to establish their fair values. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress, which can significantly strain the financial resources of debt issuers. This may make it less likely that those issuers can meet their financial obligations when due and may adversely impact the value of their bonds, which could negatively impact the performance of the underlying fund. It is difficult to predict the level of financial stress and duration of such stress issuers may experience.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although Putnam Management considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. Putnam Management’s success in achieving the underlying fund’s goal may depend more on its own credit analysis when the underlying fund buys lower-rated debt than when the underlying fund buys investment-grade debt. The underlying fund may have to participate in legal proceedings involving the issuer. This could increase the underlying fund’s operating expenses and decrease its net asset value. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

  Prepayment risk. (For Core Bond ETF and Ultra Short ETF) Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. The underlying funds may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.
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Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of an underlying fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

  Derivatives risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) An underlying fund may engage in a variety of transactions involving derivatives, such as futures, certain foreign currency transactions, options, warrants, credit default, total return and interest rate swap contracts and to-be-announced (TBA) commitments. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. The underlying funds may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. The underlying funds may use derivatives both for hedging and investment purposes. For example, an underlying fund manager may use derivatives to increase or decrease an underlying fund’s exposure to long or short-term interest rates (in the United States or abroad), to adjust the term of the fund’s U.S. Treasury security exposure, to adjust the fund’s positioning on the yield curve (a line that plots interest rates of bonds having equal credit quality but differing maturity dates) or to take tactical positions along the yield curve or to a particular currency or group of currencies, or as a substitute for a direct investment in the securities of one or more issuers.

However, an underlying fund manager may also choose not to use derivatives, based on an evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on an underlying fund manager’s ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide an underlying fund with investment exposure greater than the value of an underlying fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to an underlying fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move

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in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely affect the fund’s returns, obligations and exposures.

Other risks arise from the potential inability to terminate or sell derivative positions. Derivatives may subject the fund to liquidity risk due to the obligation to make payments of margin, collateral, or settlement payments to counterparties. A liquid secondary market may not always exist for an underlying fund’s derivative positions. In fact, certain over-the-counter instruments (investments not traded on an exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction may not be willing or able to meet its obligations with respect to the derivative transaction. The risk of a party failing to meet its obligations may increase if the underlying fund has significant exposure to that counterparty. Derivative transactions may also be subject to operational risk, including due to documentation and settlement issues, system failures, inadequate controls and human error, and legal risk due to insufficient documentation, insufficient capacity or authority of a counterparty, or issues with respect to the legality or enforceability of the derivative contract. For further information about additional types and risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

For PanAgora International Equity and Emerging Markets Equity ETFs, derivatives are not a primary focus. PanAgora may use foreign currency transactions to increase or decrease the underlying fund’s exposure to a particular currency or group of currencies and may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

  Floating rate loan risk. (For Core Bond ETF, High Yield ETF and Ultra Short ETF)The underlying fund may purchase taxable floating rate notes for short-term cash management or other investment purposes. Floating rate notes are debt instruments that provide for periodic adjustments in the interest rate. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as the Secured Overnight Financing Rate, and is reset whenever such rate is adjusted. Interest rate adjustments are designed to help stabilize the instrument’s price or maintain a fixed spread to a predetermined benchmark. While this feature may protect against a decline in the instrument’s market price when interest rates or benchmark rates rise, it lowers the underlying fund’s income when interest rates or benchmark rates fall. The underlying fund’s income from its floating rate investments also may increase if interest rates rise. Floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. The underlying fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The
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failure by the underlying fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the underlying fund and would likely reduce the value of its assets, which would be reflected in a reduction in the underlying fund’s NAV. While most floating rate loans are below-investment-grade in quality, many also are senior in rank in the event of bankruptcy to most other securities of the borrower, such as common stock or public bonds. Floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

Floating rate notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the underlying fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. If a loan is prepaid, the fund might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid loan or might not be able to take advantage of potential gains from increases in the credit quality of the issuer. There is no assurance that the underlying fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency proceedings. Floating rate loans may not be fully collateralized and may decline in value. Loans may not be considered “securities,” and it is possible that the underlying fund may not be entitled to rely on anti-fraud and other protections under the federal securities laws when it purchases loans. The absence of an active secondary market for floating rate notes could make it difficult for the underlying fund to dispose of the instruments, and the underlying fund could suffer a loss if the issuer defaults or during periods in which the underlying fund is not entitled to exercise its demand rights. When a reliable trading market for the floating rate instruments held by the underlying fund does not exist and the underlying fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the underlying fund’s limitation on investments in illiquid securities.

Although the market for the types of floating rate loans in which the underlying fund invests has become increasingly liquid over time, this market is still developing, and there can be no assurance that adverse developments with respect to this market or particular borrowers will not prevent the underlying fund from selling these loans at their market values when the underlying fund’s manager considers such a sale

206 Prospectus

desirable. In addition, the settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for floating rate loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days. Requirements to obtain consent of borrower and/or agent can delay or impede the underlying fund’s ability to sell the floating rate loans and can adversely affect the price that can be obtained. It is possible that sale proceeds from floating rate loan transactions will not be available to meet redemption obligations.

  Management and operational risk. The underlying funds are actively managed and their performance will reflect, in part, their manager’s ability to make investment decisions that seek to achieve the underlying fund’s investment objective. There is no guarantee that the investment techniques, analyses, or judgments that the underlying funds’ managers apply in making investment decisions for will produce the intended outcome or that the investments the underlying manager selects for an underlying fund will perform as well as other securities that were not selected for that underlying fund. As a result, the underlying funds may underperform their benchmark or other funds with a similar investment goal and may realize losses. In addition, the underlying funds’ managers, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. Although service providers may have operational risk management policies and procedures and take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the underlying funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Risks Related to Investing in ETFs

  Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs. The NAV of the underlying fund’s shares will generally fluctuate with changes in the market value of the underlying fund’s holdings. The underlying fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although the arbitrage process, or for Sustainable Leaders ETF and Sustainable Future ETF, disclosure of the Tracking Basket and Tracking Basket Weight Overlap, is designed to permit the shares of the underlying fund to trade at market prices that are at or close to NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares’ NAV when you purchase shares or receive less than the shares’ NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for the underlying fund’s shares, the market price of fund shares is more likely to differ significantly from the underlying fund’s NAV or the intraday value of the underlying fund’s holdings. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may
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be placed. Investors should consult their financial intermediary before purchasing or selling shares of the underlying fund. Disruptions at market makers, authorized participants or market participants may also result in significant differences between the market price of the underlying fund’s shares and the underlying fund’s NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the underlying fund’s portfolio holdings.

The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest.

  Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with an underlying fund. Your fund is not an authorized participant and can only purchase and sell underlying fund shares in the secondary market at market prices or through an authorized participant. The underlying funds have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of authorized participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of an underlying fund’s portfolio securities and the market price of its shares. To the extent no other authorized participants are able to step forward to create or redeem, shares may trade at a discount (or premium) to NAV and possibly face delisting.

For Sustainable Leaders ETF and Sustainable Future ETF. The authorized participant concentration risk may be heightened due to the fact that the underlying fund has a novel and unique structure and does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

  Trading issues risk. The underlying funds have a limited public trading history. Sustainable Leaders ETF and Sustainable Future ETF began trading publicly in May 2021, while PanAgora International Equity ETF, PanAgora Emerging Markets Equity ETF, Core Bond ETF, High Yield ETF, and Ultra Short ETF began trading publicly in January 2023. Sustainable Leaders ETF and Sustainable Future ETF will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. For all of the underlying funds, although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained, or that the market for underlying fund shares will operate as intended. If the market does not operate as intended, it could lead to the underlying
208 Prospectus

fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost your fund more to trade underlying fund shares than shares of other ETFs.

Only an authorized participant may engage in creation or redemption transactions directly with the underlying fund. There is no guarantee that the underlying fund will be able to attract market makers and authorized participants. There are no obligations of market makers to make a market in the underlying fund’s shares or of authorized participants to submit purchase or redemption orders for creation units.

The market prices of the underlying fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the underlying fund’s NAV, the intraday value of the underlying fund’s holdings and supply and demand for the underlying fund’s shares. The underlying fund’s manager cannot predict whether the underlying fund’s shares will trade above, below or at their NAV or the intraday value of the underlying fund’s holdings. During such periods, your fund may incur significant losses if it sells its shares. The securities held by the underlying fund may be traded in markets that close at a different time than the exchange on which the underlying fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the shares’ NAV may widen.

In addition, trading of shares in the secondary market may be halted, for example, due to activation of market-wide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the underlying fund.

If the underlying fund’s shares are delisted from the listing exchange, the underlying fund’s manager may seek to list the underlying fund shares on another market, merge the underlying fund with another exchange-traded fund or traditional mutual fund, or redeem the underlying fund shares at NAV.

Shares of the underlying fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

  Large Shareholder Risk. Certain accounts or affiliates of the underlying fund’s manager, including other funds advised by the underlying fund’s manager (including the underlying funds) or third parties, will from time to time own (beneficially or of record) or control a substantial amount of the underlying fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the underlying fund. Dispositions of a large number of shares by these shareholders may adversely affect the underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the underlying fund to sell
Prospectus 209

securities, which may increase the underlying fund’s brokerage costs. To the extent these large shareholders transact in shares of the underlying fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward) on the market price of the underlying fund’s shares.

  Cash transactions risk. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF) Some of the underlying funds may effect creations and redemptions in cash or partially in cash. Therefore, an underlying fund may be required to sell portfolio securities, incur transaction costs, and subsequently recognize gains on such sales that the underlying fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments by a fund in an underlying fund’s shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. An underlying fund may also incur transaction costs in connection with creations effected in cash (in whole or in part).
  Semi-transparent ETF risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Two of the underlying funds, Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs”), are different from traditional ETFs, including the other underlying funds. Traditional ETFs disclose to the public what assets they hold each day. However, the Semi-Transparent ETFs do not. This may create additional risks for an investment in the Semi-Transparent ETFs, including that an investor may have to pay more money to trade the Semi-Transparent ETF’s shares in light of the fact that the Semi-Transparent ETF will provide less information to traders, who tend to charge more for trades when they have less information. The price an investor pays to buy or sell an ETF’s shares on an exchange may not match the value of the ETF’s portfolio, and these price differences may be greater for the Semi-Transparent ETFs compared to other ETFs because they provide less information to traders. These additional risks may be even greater in adverse or uncertain market conditions.

The differences between the Semi-Transparent ETFs and other ETFs may also have advantages. By keeping certain information about the Semi-Transparent ETFs secret, a Semi-Transparent ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the Semi-Transparent ETF’s performance. If other traders are able to copy or predict the Semi-Transparent ETF’s investment strategy, however, this may hurt the Semi-Transparent ETF’s performance.

  Tracking Basket structure risk. (For Sustainable Leaders ETF and Sustainable Future ETF) The underlying fund’s Tracking Basket structure may affect the price at which shares of the underlying fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the underlying fund at or close to the underlying NAV per share of the underlying fund, the Tracking Basket methodology is novel and not yet proven as an effective arbitrage mechanism. There is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the underlying fund. ETFs trading on the basis of a published Tracking Basket may trade at a wider
210 Prospectus

bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost your fund more to trade. At certain thresholds for such premiums/discounts, bid/ask spreads and tracking error, the underlying fund’s Board of Trustees will consider possible remedial measures, which may include liquidation or conversion to a fully-transparent, active ETF or a mutual fund. While the Tracking Basket includes some of the underlying fund’s holdings, it is not the underlying fund’s actual portfolio. The underlying fund will not disclose its actual portfolio daily and will not require a minimum overlap of holdings between the Tracking Basket and the underlying fund’s actual portfolio. In addition, although the underlying fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the underlying fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the underlying fund and its shareholders, such as front running the underlying fund’s trades of portfolio securities.

  Arbitrage risk. (For Sustainable Leaders ETF and Sustainable Future ETF) Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the underlying fund discloses the Tracking Basket and Tracking Basket Weight Overlap, which is intended to allow market participants to estimate the value of positions in underlying fund shares. Although this information is designed to facilitate arbitrage opportunities in underlying fund shares to reduce bid/ask spreads and minimize discounts or premiums between the market price and NAV of underlying fund shares, there is no guarantee the underlying fund’s arbitrage mechanism will operate as intended and that the underlying fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the underlying fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the underlying fund’s performance. These practices may include front running (trading ahead of the underlying fund) or free riding (mirroring the underlying fund’s strategies).
  Trading halt risk. (For Sustainable Leaders ETF and Sustainable Future ETF) There may be circumstances where a security held in the underlying fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If the underlying fund’s manager determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the underlying fund’s portfolio, will be publicly disclosed on the underlying fund’s website and the underlying fund’s manager will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the underlying fund and its shareholders. In addition, if securities representing 10% or more of the underlying fund’s portfolio do not have readily available market quotations, the underlying fund’s manager would promptly request the exchange to halt trading on the underlying fund, meaning that your fund would not be able to trade its shares. Trading may also be halted in other circumstances, for example, due to market conditions.
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Additional Risks

  Liquidity and illiquid investments. Each underlying fund may invest up to 15% of its net assets in illiquid investments, which may be considered speculative and may be difficult to sell. The sale of many of these investments is prohibited or limited by law or contract. Some investments may be difficult to value for purposes of determining an underlying fund’s NAV. Certain other investments may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment. An underlying fund may not be able to sell its illiquid investments when the underlying fund manager considers it desirable to do so, or the underlying fund may be able to sell them only at less than their value.
  Other investments. (For all underlying funds except Sustainable Leaders ETF and Sustainable Future ETF)

PanAgora International Equity ETF and PanAgora Emerging Markets Equity ETF may also invest in cash or cash equivalents, including money market instruments or short-term instruments such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and U.S. Treasury bills or other government obligations.

Core Bond ETF may make other types of investments, such as investments in preferred stocks, convertible securities asset-backed securities.

High Yield ETF may make other types of investments, such as investments in equity securities, asset-backed, hybrid and structured bonds and notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans.

Ultra Short ETF may make other types of investments, such as investments in hybrid and structured bonds and notes, and preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws.

An underlying fund may also invest in cash or cash equivalents, including money market instruments or short-term instruments such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and U.S. Treasury bills or other government obligations. An underlying fund may also from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by an underlying fund manager or its affiliates. The percentage of an underlying fund invested in cash and cash equivalents and such money market and short-term bond funds is expected to vary over time and will depend on various factors, including market conditions, purchase and redemption activity by fund shareholders, and an underlying fund manager’s assessment of the cash level that is appropriate to allow the underlying fund to pursue investment opportunities as they arise and to meet shareholder redemption requests. Large cash positions may dampen performance and may prevent an

212 Prospectus

underlying fund from achieving its goal. An underlying fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

  Temporary defensive strategies. In response to adverse market, economic, political or other conditions, an underlying fund manager may take temporary defensive positions, such as investing some or all of an underlying fund’s assets in cash and cash equivalents that differ from an underlying fund’s usual investment strategies. However, an underlying fund manager may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. If an underlying fund manager does employ these strategies, an underlying fund may miss out on investment opportunities and may not achieve its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, they may not work as intended.
  Changes in policies. The Trustees may change a fund’s or an underlying fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided in the prospectus or SAI.
  Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently a fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that a fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.
  Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/ individual. Each underlying fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of each underlying fund may be viewed monthly beginning on the 8th business day after the end of each month. This information will remain available on the website at least until a fund files a Form N-CSR or publicly available Form N-PORT with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the funds?

The funds’ Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of

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Trustees are independent, which means they are not officers of the funds or affiliated with Putnam Management.

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees

Address correspondence to:
The Putnam Funds Trustees
100 Federal Street
Boston, MA 02110

The funds’ investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for the funds and managing the funds’ other affairs and business. The basis for the Trustees’ approval of the funds’ management contract and the sub-management contract described below is discussed in each fund’s annual report to shareholders dated July 31, 2022.

Each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”), as set forth below:

Years to Target Date	Annual Rate
45	0.55%
44	0.55%
43	0.55%
42	0.55%
41	0.55%
40	0.54%
39	0.54%
38	0.54%
37	0.54%
36	0.54%
35	0.53%
34	0.53%
33	0.53%
214 Prospectus

Years to Target Date	Annual Rate
32	0.53%
31	0.53%
30	0.52%
29	0.52%
28	0.52%
27	0.52%
26	0.52%
25	0.51%
24	0.51%
23	0.51%
22	0.51%
21	0.51%
20	0.50%
19	0.50%
18	0.50%
17	0.50%
16	0.50%
15	0.49%
14	0.49%
13	0.49%
12	0.49%
11	0.49%
10	0.48%
9	0.48%
8	0.48%
7	0.48%
6	0.48%
5	0.47%
4	0.47%
3	0.47%
2	0.47%
1	0.47%
Thereafter	0.47%

Putnam Management’s address is 100 Federal Street, Boston, MA 02110.

Putnam Management has retained its affiliate PIL to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. PIL is not currently managing any fund assets. If PIL were to manage any fund assets, Putnam Management (and not a fund) would pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.25% of the average net asset value (NAV) of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at 16 St James’s Street, London, England, SW1A 1ER.

Prospectus 215

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

  Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of each fund’s portfolio.
Portfolio managers	Joined funds*	Employer	Positions over past five years
Robert Schoen	2004**	Putnam Management 1997 - Present	Co-Chief Investment Officer, Global Asset Allocation Previously, Co-Head of Global Asset Allocation
Brett Goldstein	2019	Putnam Management 2010 - Present	Co-Chief Investment Officer, Global Asset Allocation Previously, Portfolio Manager and Analyst
Adrian Chan	2021	Putnam Management 2008 - Present	Portfolio Manager
James Fetch	2012	Putnam Management 1994 - Present	Head of Portfolio Construction
*	Each named portfolio manager joined Putnam in 2015, upon the date of the fund’s commencement of operations, except for Brett Goldstein and Adrian Chan, who joined in 2019 and 2021, respectively. Each named portfolio manager joined Putnam Sustainable Retirement 2065 Fund in 2021, upon the date of the fund’s commencement of operations, except for Adrian Chan, who joined in June 2021.
**	Robert Schoen joined Putnam Sustainable Retirement 2050 Fund and Putnam Sustainable Retirement 2055 Fund in 2005 and 2010, respectively, upon the date of each fund’s commencement of operations.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

How do the funds price their shares?

The price of each fund’s shares is based on its NAV, which in turn will be generally based on the last sale price or closing price of the underlying funds in which it invests. For a description of the circumstances under which the underlying funds use fair value pricing and the effects of using fair value pricing, please see the underlying funds’ prospectuses. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the NYSE each day the exchange is open.

Each fund’s most recent NAV is available on Putnam Investments’ website at putnam.com/individual or by contacting Putnam Investor Services at 1-800-225-1581.

216 Prospectus

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B and C shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. Class B shares are not offered by Putnam Sustainable Retirement 2065 Fund, and purchases of class B shares of each other Putnam Sustainable Retirement Fund are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investments
P.O. Box 219697
Kansas City, MO 64121-9697

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving this minimum, it reserves the right to reject initial investments under the minimum at its discretion.

Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in an employer-sponsored retirement plan that offers any of the funds, please consult your employer for information on how to purchase shares of the funds through the plan, including any restrictions or limitations that may apply.

Federal law requires mutual funds to obtain, verify, and record information that identifies investors opening new accounts. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships must also provide additional identifying documentation. For trusts, the fund must obtain and verify identifying information for each trustee listed in the account registration. For certain legal entities, the fund must also obtain and verify identifying information regarding beneficial owners and/or control persons. The funds are unable to accept new accounts if any required information is not provided. If Putnam Investor Services cannot verify identifying information after opening your account, the funds reserve the right to close your account at the then-current NAV, which may be more or less than your original investment, net of any applicable sales charges. Putnam Investor Services may share identifying information with third parties for the purpose of verification subject to the terms of Putnam’s privacy policy.

Prospectus 217

Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

  Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.
  Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.
  Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.
  By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.
  By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The funds will normally accept wired funds for investment on the day received if they are received by the funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for employer-sponsored retirement plans by wire transfer.

Which class of shares is best for me?

Investors other than employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam may choose class A, B or C shares (the purchase of class A, B and C shares by such employer-sponsored retirement plans will not be permitted). Employer-sponsored retirement plans may choose class R, R3, R4, R5 or R6 shares, and certain investors described below may also choose class Y or R6 shares. Employer-sponsored retirement plans whose administrator has not entered into an agreement with Putnam regarding defined contribution plan servicing, may continue to choose Class A, B or C shares or, if otherwise eligible, class Y shares. Class B shares are not offered by Putnam Sustainable Retirement 2065 Fund, and purchases of class B shares of each other Putnam Sustainable Retirement Fund are closed to new

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and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summaries — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

  How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.
  How much you intend to invest. While investments of less than $100,000 can be made in any share class, class A offers sales charge discounts starting at $50,000 ($100,000 for Maturity Fund).
  Total expenses associated with each share class. As shown in the section entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares (available except for employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam)

  Initial sales charge of up to 5.75% (4.00% for Maturity Fund)
  Lower sales charges available for investments of $50,000 ($100,000 for Maturity Fund) or more
  No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)
  Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees.

Class B shares (available except for employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam)

  Class B shares are not offered by Putnam Sustainable Retirement 2065 Fund, and purchases of class B shares of each other Putnam Sustainable Retirement Fund are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of up to 5.00% if shares are sold within six years of purchase
  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
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  Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees.

Class C shares (available except for employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam)

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of 1.00% if shares are sold within one year of purchase
  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
  Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees, provided that Putnam Investor Services or the financial intermediary through which a shareholder purchased class C shares has records verifying that the class C shares have been held for at least eight years, and that class A shares are available for purchase by residents in the shareholder’s jurisdiction. In certain cases, records verifying that the class C shares have been held for at least eight years may not be available (for example, participant level share lot aging may not be tracked by group retirement plan recordkeeping platforms through which class C shares of the fund are held in an omnibus account). If such records are unavailable, Putnam Investor Services or the relevant financial intermediary may not effect the conversion or may effect the conversion on a different schedule determined by Putnam Investor Services or the financial intermediary, which may be shorter or longer than eight years. Investors should consult their financial representative for more information about their eligibility for class C share conversion.
  Orders for class C shares of one or more Putnam funds, other than class C shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 ($500,000 for Maturity Fund) or more. Investors considering cumulative purchases of $1,000,000 ($500,000 for Maturity Fund) or more should consider whether class A shares would be more advantageous and consult their financial representative.
  May be exchanged automatically for class A shares if the shareholder is investing through an account or platform with a financial intermediary, to the extent described in the Appendix, provided that class A shares are available for purchase by residents in the shareholder’s jurisdiction.

Class R6 shares (available only to investors listed below)

  The following investors may purchase class R6 shares:
—	employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam;
—	investors purchasing shares through an asset-based fee program that is sponsored by a registered broker-dealer or other financial institution;
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—	investors purchasing shares through a commission-based platform of a registered broker-dealer or other financial institution that charges you additional fees or commissions, other than those described in the prospectus and SAI, and that has entered into an agreement with Putnam Retail Management to offer class R6 shares through such a program;
—	corporations, endowments, foundations and other institutional investors that have been approved by Putnam;
—	unaffiliated investment companies (whether registered or private) that have been approved by Putnam; and
—	health savings accounts (HSAs) purchasing shares through a registered broker-dealer or other financial institution.
  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B or C shares because of no 12b-1 fees and lower investor servicing fees
  Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees.

Class Y shares (available only to investors listed below)

  The following investors may purchase class Y shares if approved by Putnam:
—	bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;
—	corporate individual retirement accounts (IRAs) administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;
—	college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;
—	other Putnam funds and Putnam investment products;
—	investors purchasing shares through an asset-based fee program that is sponsored by a registered broker-dealer or other financial institution;
—	investors purchasing shares through a commission -based platform of a registered broker-dealer or other financial institution that charges you additional fees or commissions, other than those described in the prospectus and SAI, and that has entered into an agreement with Putnam Retail Management Limited Partnership (PRM) to offer class Y shares through such a program;
—	clients of a financial representative who are charged a fee for consulting or similar services;
—	corporations, endowments, foundations, and other institutional investors that have been approved by Putnam;
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—	unaffiliated investment companies (whether registered or private) that have been approved by Putnam;
—	current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household) as well as, in each case, Putnam-offered health savings accounts, IRAs, and other similar tax-advantaged plans solely owned by the foregoing individuals;
—	current and retired directors of Putnam Investments, LLC;
—	current and retired Great-West Life & Annuity Insurance Company employees; and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam, Great-West Life & Annuity Insurance Company, or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors of Putnam and employees of Great-West Life & Annuity Insurance Company and by the Board of Trustees in its discretion for Trustees; provided that conversion will not take place with respect to class Y shares held by former Putnam employees and their immediate family members in health savings accounts where it is not operationally practicable due to platform or other limitations; and
—	personal and family member IRAs of registered representatives and other employees of broker-dealers and other financial institutions having a sales agreement with Putnam Retail Management, if (1) the registered representative or other employee is the broker of record or financial representative for the account, (2) the broker-dealer or other financial institution’s policies prohibit the use of class A shares or other classes of fund shares that pay 12b-1 fees in such accounts to avoid potential prohibited transactions under Internal Revenue Service rules due to the account owners’ status as “disqualified persons” under those rules, and (3) the broker-dealer or other financial institution has an agreement with Putnam Retail Management related to the use of class Y shares in these accounts.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B or C shares because of no 12b-1 fees
  Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees.
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Share classes available to employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam)

Class R shares (available only to employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Higher annual expenses, and lower dividends, than class R3 and R4 shares because of higher 12b-1 fees
  Higher annual expenses, and lower dividends, than class R5 and R6 shares because of higher 12b-1 fees and higher investor servicing fees

Class R3 shares (available only to employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class R shares, because of lower 12b-1 fees
  Higher annual expenses, and lower dividends, than class R4 shares because of higher 12b-1 fees
  Higher annual expenses, and lower dividends, than class R5 and R6 shares because of higher 12b-1 fees and higher investor servicing fees

Class R4 shares (available only to employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class R or R3 shares because of no 12b-1 fees
  Higher annual expenses, and lower dividends, than class R5 or R6 shares because of higher investor servicing fees

Class R5 shares (available only to employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class R or R3 shares because of no 12b-1 fees and lower investor servicing fees
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  Lower annual expenses, and higher dividends, than class R4 shares because of lower investor servicing fees
  Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

Class R6 shares (available only to investors listed below)

  The following investors may purchase class R6 shares:
—	employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam;
—	investors purchasing shares through an asset-based fee program that is sponsored by a registered broker-dealer or other financial institution;
—	investors purchasing shares through a commission-based platform of a registered broker-dealer or other financial institution that charges you additional fees or commissions, other than those described in the prospectus and SAI, and that has entered into an agreement with Putnam Retail Management to offer class R6 shares through such a program;
—	corporations, endowments, foundations and other institutional investors that have been approved by Putnam;
—	unaffiliated investment companies (whether registered or private) that have been approved by Putnam; and
—	health savings accounts (HSAs) purchasing shares through a registered broker-dealer or other financial institution.
  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class R or R3 shares because of no 12b-1 fees and lower investor servicing fees
  Lower annual expenses, and higher dividends, than class R4 or R5 shares because of lower investor servicing fees.

For all funds except Putnam Sustainable Retirement Maturity Fund

Initial sales charges for class A shares

	Class A sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**
Under 50,000	6.10%	5.75%
50,000 but under 100,000	4.71	4.50
100,000 but under 250,000	3.63	3.50
250,000 but under 500,000	2.56	2.50
500,000 but under 1,000,000	2.04	2.00
1,000,000 and above	NONE	NONE
*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
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**	Offering price includes sales charge.

Putnam Sustainable Retirement Maturity Fund

Initial sales charges for class A shares

	Class A sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**
Under 50,000	4.17%	4.00%
50,000 but under 100,000	4.17	4.00
100,000 but under 250,000	3.36	3.25
250,000 but under 500,000	2.56	2.50
500,000 and above	NONE	NONE
*	Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.
**	Offering price includes sales charge.

All Funds

Reducing your class A sales charge

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A shares, often referred to as “breakpoint discounts”:

  Right of accumulation. You can add the amount of your current purchases of class A shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, a fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

  Statement of intention. A statement of intention is a document in which you agree to make purchases of class A shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial
Prospectus 225

sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

  Individual accounts
  Joint accounts
  Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)
  Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
  Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Pricing and performance from the Products drop-down menu, and then About fund costs, and in the SAI.

  Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above for class A shares, the fund may sell the classes of shares specified below without a sales charge or CDSC under the circumstances described below. The sales charge and CDSC waiver categories described below do not apply to customers purchasing shares of the fund through any of the financial intermediaries specified in the Appendix to this prospectus (each, a “Specified Intermediary”).

Different financial intermediaries may impose different sales charges. Please refer to the Appendix for the sales charge or CDSC waivers that are applicable to each Specified Intermediary.

Class A shares

The following categories of investors are eligible to purchase class A shares without payment of a sales charge:

(i)	current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employer-sponsored retirement plans for
226 Prospectus

the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;
(ii)	clients of administrators or other service providers of employer-sponsored retirement plans (for purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs) (not applicable to tax-exempt funds);
(iii)	registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);
(iv)	a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;
(v)	clients of (i) broker-dealers, financial institutions, financial intermediaries or registered investment advisors that charge a fee for advisory or investment services or (ii) broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a retail self directed brokerage account with or without the imposition of a transaction fee;
(vi)	college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”); and
(vii)	shareholders reinvesting the proceeds from a Putnam Corporate IRA Plan distribution into a nonretirement plan account.

Administrators and other service providers of employer-sponsored retirement plans are required to enter into contractual arrangements with Putnam Investor Services in order to offer and hold fund shares. Administrators and other service providers of employer-sponsored retirement plans seeking to place trades on behalf of their plan clients should consult Putnam Investor Services as to the applicable requirements.

Class A, Class B and Class C shares

A CDSC is waived in the event of a redemption under the following circumstances:

(i)	a withdrawal from a Systematic Withdrawal Plan (“SWP”) of up to 12% of the net asset value of the account (calculated as set forth in the SAI);
(ii)	a redemption of shares that are no longer subject to the CDSC holding period therefor;
(iii)	a redemption of shares that were issued upon the reinvestment of distributions by the fund;
Prospectus 227

(iv)	a redemption of shares that were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Ultra Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires; and
(v)	in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans (“Benefit Payments”), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust.

Additional information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 7 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge and will not be affected by any subsequent exchanges among funds.

  Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
228 Prospectus

  Selling or exchanging shares directly with the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.
  By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services.
  By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available. The telephone redemption and exchange privileges may be modified or terminated without notice.
  Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.
  Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
  Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $1 million or more ($500,000 for Maturity Fund) (other than by an employer-sponsored retirement plan)

Prospectus 229

will be subject to a 1.00% deferred sales charge if redeemed within twelve months of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

  Payment information. Each fund typically expects to send you payment for your shares the business day after your request is received in good order, although if you hold your shares through certain financial intermediaries or financial intermediary programs, the fund typically expects to send payment for your shares within three business days after your request is received in good order. However, it is possible that payment of redemption proceeds may take up to seven days. Under unusual circumstances, each fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. Under normal market conditions, each fund typically expects to satisfy redemption requests by using holdings of cash and cash equivalents or selling portfolio assets to generate cash. Under stressed market conditions, each fund may also satisfy redemption requests by borrowing under the fund’s interfund lending arrangements. For additional information regarding the fund’s interfund lending arrangements, please see the SAI.

To the extent consistent with applicable laws and regulations, the fund reserves the right to satisfy all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions), under both normal and stressed market conditions. The fund generally expects to use in-kind redemptions only in stressed market conditions or stressed conditions specific to the fund, such as redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of the large redemption on the fund and its remaining shareholders. The fund will not use in-kind redemptions for retail investors who hold shares of the fund through a financial intermediary. Any in-kind redemption will be effected through a pro rata distribution of all publicly traded portfolio securities or securities for which quoted bid prices are available, subject to certain exceptions. The securities distributed in an in-kind redemption will be valued in the same manner as they are valued for purposes of computing the fund’s net asset value. Once distributed in-kind to an investor, securities may increase or decrease in value before the investor is able to convert them into cash. Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. The fund has committed, in connection with an election under Rule 18f-1 under the Investment Company Act of 1940, to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of the fund’s net assets measured as of the beginning of such 90-day period. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management. You will not receive interest on uncashed redemption checks.

230 Prospectus

  Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

  Risks of excessive short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing a fund’s expenses and diluting a fund’s NAV. Depending on the size and frequency of short-term trades in a fund’s shares, the fund may experience increased cash volatility, which could require each fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase a fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.

Because each fund invests in underlying funds that invest in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When an underlying fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, an underlying fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

A fund may be adversely affected if an underlying fund in which it invests is harmed by excessive short-term trading.

Prospectus 231

  Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and each fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses, or otherwise obtains, the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.
  Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as in accounts held through financial intermediaries. Putnam Management measures excessive short-term trading in each fund by the number of “round trip” transactions within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded, by a redemption or exchange out of the same fund. If Putnam Management’s Compliance Department determines that an investor has engaged in excessive short-term trading, Putnam Management will issue the investor and/or the investor’s financial intermediary, if any, a written warning. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Some types of transactions are exempt from monitoring, including, but not limited to, those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.
  Account restrictions. In addition to these monitoring practices, Putnam Management and each fund reserves the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or financial intermediary following a warning may lead to termination of the exchange privilege for that investor or the financial intermediary initiating the trades on the investor’s behalf. Putnam Management may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund or other Putnam funds, and may aggregate activity in multiple accounts in the fund or other Putnam funds that Putnam Management believes are under common ownership or control for purposes of determining whether the activity is excessive. If Putnam Management identifies an investor or financial intermediary engaging in excessive trading, it may revoke certain privileges, such as the telephone exchange privilege or the ability to initiate online exchanges via Putnam’s Individual Investor website. Putnam Management may also temporarily or permanently bar the investor or financial intermediary from investing in the fund or other Putnam funds. Putnam Management may take these steps in its discretion even if the investor’s activity does not fall within Putnam Management’s current monitoring parameters for the fund.
  Limitations on the fund’s policies. There is no guarantee that these policies will be able to detect excessive trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there may be operational or
232 Prospectus

technological constraints on its ability to enforce a fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the fund. Omnibus accounts are accounts in which shares are held in the name of a financial intermediary, such as a retirement plan sponsor, broker, adviser, or third-party administrator or recordkeeper, on behalf of its clients or participants, who are the beneficial owners of the fund shares held in the omnibus account. Putnam Management monitors cash flows into and out of the fund on an ongoing basis. If cash flows or other information indicate that excessive short-term trading may be taking place within an omnibus account, Putnam Management will contact the financial intermediary that maintains the omnibus account to obtain information about trading activity of the beneficial owners and attempt to identify and remedy any excessive trading. However, Putnam Management’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of the financial intermediaries that maintain the omnibus accounts. Financial intermediaries may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the tables of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

  Distribution and service (12b-1) plans. Each fund’s 12b-1 plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A and class R3 shares and 1.00% on class B, class C and class R shares, respectively. The Trustees currently limit payments on class A and class R3 shares to 0.25% of average net assets, and payments on class R shares to 0.50% of average net assets, respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class R shares, unlike class B and class C shares, do not convert to class A shares and class R shares may cost you more over time than class B and class C shares. Class R4, R5, R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.
Prospectus 233

  Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, access to sales meetings, sales representatives and management representatives of the dealer, market data, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in a fund through dealer platforms, and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program or platform services provided by the dealer, including shareholder recordkeeping, reporting, or transaction processing, as well as services rendered in connection with dealer platform development and maintenance, fund/investment selection and monitoring, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2022 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also

234 Prospectus

ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

  Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. A fund’s transfer agent may also make payments to certain financial intermediaries in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in a fund or other Putnam funds through their retirement plan. See the discussion in the SAI under Management — Investor Servicing Agent for more details.

Fund distributions and taxes

Each fund except Maturity Fund distributes any net investment income and any net realized capital gains annually. Maturity Fund declares a dividend monthly based on our projections of its estimated net income and normally distributes any net investment income monthly and any net realized capital gains annually.

You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

A fund’s investments in underlying funds could affect the amount, timing and character of distributions from the fund, and therefore, may increase the amount of taxes payable by shareholders.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that a fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at the reduced rates. Distributions of gains from investments that a fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that a fund properly reports to you as “qualified dividend income” are taxable at the reduced

Prospectus 235

rates applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of the relevant fund or other Putnam funds.

Distributions by a fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution, because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by a fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

An underlying fund’s investments in foreign securities, if any, may be subject to foreign withholding or other taxes. In that case, a fund’s return on its investment in such underlying fund would be decreased. A fund may be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne with respect to foreign securities income earned by the fund or by any underlying funds and passed through to the fund. If a fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. However, even if a fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Information about the Prospectus and SAI

The prospectus and SAI for a fund provide information concerning the fund. The prospectus and SAI are updated at least annually and any information provided in a prospectus or SAI can be changed without a shareholder vote unless specifically stated otherwise. The prospectus and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

236 Prospectus

Financial highlights

The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. The financial highlights have been audited by PricewaterhouseCoopers LLP. The Independent Registered Public Accounting Firm’s report and each fund’s financial statements are included in each fund’s annual report to shareholders, which is available upon request.

Prospectus 237

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2022	$11.34	.05	(1.04)	(.99)	(.53)	(.10)	(.63)	$9.72	(9.42)	$57.28		.52	13
July 31, 2021Δ	10.00	(.02)	1.36	1.34	—	—	—	11.34	13.40*	18	.18*	(.17)*	7*
Class C
July 31, 2022	$11.29	(.03)	(1.03)	(1.06)	(.49)	(.10)	(.59)	$9.64	(10.05)	$180	1.03	(.32)	13
July 31, 2021Δ	10.00	(.07)	1.36	1.29	—	—	—	11.29	12.90*	84	.61*	(.60)*	7*
Class R
July 31, 2022	$11.32	.04	(1.09)	(1.05)	(.47)	(.10)	(.57)	$9.70	(9.89)	$10.68		.41	13
July 31, 2021Δ	10.00	(.04)	1.36	1.32	—	—	—	11.32	13.20*	11	.41*	(.40)*	7*
Class R3
July 31, 2022	$11.33	.07	(1.08)	(1.01)	(.50)	(.10)	(.60)	$9.72	(9.58)	$10.43		.66	13
July 31, 2021Δ	10.00	(.03)	1.36	1.33	—	—	—	11.33	13.30*	11	.26*	(.25)*	7*
Class R4
July 31, 2022	$11.35	.10	(1.08)	(.98)	(.53)	(.10)	(.63)	$9.74	(9.35)	$10.18		.91	13
July 31, 2021Δ	10.00	(.01)	1.36	1.35	—	—	—	11.35	13.50*	11	.12*	(.11)*	7*
Class R5
July 31, 2022	$11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	$9.75	(9.21)	$10.03		1.06	13
July 31, 2021Δ	10.00	— [f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*
Class R6
July 31, 2022	$11.36	.07	(1.02)	(.95)	(.56)	(.10)	(.66)	$9.75	(9.11)	$122	(.07)	.67	13
July 31, 2021Δ	10.00	— [f]	1.36	1.36	—	—	—	11.36	13.60*	26	(.03)*	.04*	7*
Class Y
July 31, 2022	$11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	$9.75	(9.21)	$11.03		1.03	13
July 31, 2021Δ	10.00	— [f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*

See notes to financial highlights at the end of this section.

238 Prospectus	Prospectus 239

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2060Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2022	$13.89	.10	(1.18)	(1.08)	(.70)	(1.04)	(1.74)	$11.07	(9.43)	$984.28		.78	52
July 31, 2021	11.00	.03	3.15	3.18	(.02)	(.27)	(.29)	13.89	29.22	912	.34 [g]	.24	73
July 31, 2020	10.99	.12	.52	.64	(.12)	(.51)	(.63)	11.00	5.83	1,773	.41 [g]	1.15	86
July 31, 2019	11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	10.99	.72	1,323.38		1.01	69
July 31, 2018	11.11	.26	.98	1.24	(.45)	(.20)	(.65)	11.70	11.28	232.40		2.22	63
Class B
July 31, 2022	$13.75	.01	(1.18)	(1.17)	(.57)	(1.04)	(1.61)	$10.97	(10.08)	$15	1.03	.08	52
July 31, 2021	10.96	(.04)	3.10	3.06	—	(.27)	(.27)	13.75	28.20	17	1.09 [g]	(.29)	73
July 31, 2020	10.94	.05	.51	.56	(.03)	(.51)	(.54)	10.96	5.06	17	1.16 [g]	.46	86
July 31, 2019	11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	10.94	(.07)	22	1.13	.56	69
July 31, 2018	11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	11.66	10.54	16	1.15	1.07	63
Class C
July 31, 2022	$13.67	.01	(1.17)	(1.16)	(.61)	(1.04)	(1.65)	$10.86	(10.13)	$296	1.03	.06	52
July 31, 2021	10.89	(.04)	3.09	3.05	—	(.27)	(.27)	13.67	28.30	290	1.09 [g]	(.34)	73
July 31, 2020	10.90	.04	.52	.56	(.06)	(.51)	(.57)	10.89	5.06	198	1.16 [g]	.42	86
July 31, 2019	11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	10.90	(.05)	134	1.13	.06	69
July 31, 2018	11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	11.60	10.41	85	1.15	.79	63
Class R
July 31, 2022	$13.94	.05	(1.19)	(1.14)	(.64)	(1.04)	(1.68)	$11.12	(9.78)	$16.68		.43	52
July 31, 2021	11.09	.01	3.15	3.16	(.04)	(.27)	(.31)	13.94	28.86	17	.68 [c]	.10	73
July 31, 2020	11.01	.06	.55	.61	(.02)	(.51)	(.53)	11.09	5.49	14	.66 [g]	.59	86
July 31, 2019	11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	11.01	.52	27.63		.82	69
July 31, 2018	11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	11.69	10.97	28.65		1.23	63
Class R3
July 31, 2022	$13.94	.09	(1.19)	(1.10)	(.68)	(1.04)	(1.72)	$11.12	(9.52)	$40.43		.68	52
July 31, 2021Δ	12.31	(.03)	1.66	1.63	—	—	—	13.94	13.24*	39	.26*[g]	(.25)*	73
Class R4
July 31, 2022	$13.96	.11	(1.18)	(1.07)	(.71)	(1.04)	(1.75)	$11.14	(9.32)	$36.18		.90	52
July 31, 2021Δ	12.31	(.01)	1.66	1.65	—	—	—	13.96	13.40*	32	.12*[g]	(.11)*	73
Class R5
July 31, 2022	$13.97	.13	(1.18)	(1.05)	(.73)	(1.04)	(1.77)	$11.15	(9.18)	$10.03		1.07	52
July 31, 2021Δ	12.31	— [f]	1.66	1.66	—	—	—	13.97	13.48*	11	.03*[g]	(.02)*	73
Class R6
July 31, 2022	$13.98	.13	(1.17)	(1.04)	(.74)	(1.04)	(1.78)	$11.16	(9.07)	$1,909	(.07)	1.06	52
July 31, 2021	11.11	.10	3.15	3.25	(.11)	(.27)	(.38)	13.98	29.67	1,487	.01 [g]	.76	73
July 31, 2020	11.08	.17	.52	.69	(.15)	(.51)	(.66)	11.11	6.20	877	.09 [g]	1.63	86
July 31, 2019	11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	11.08	1.02	775.05		1.87	69
July 31, 2018	11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	11.77	11.71	435.05		2.00	63
See notes to financial highlights at the end of this section.

240 Prospectus	Prospectus 241

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2060 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class Y
July 31, 2022	$13.94	.10	(1.16)	(1.06)	(.73)	(1.04)	(1.77)	$11.11	(9.23)	$7,863.03		.85	52
July 31, 2021	11.08	.09	3.15	3.24	(.11)	(.27)	(.38)	13.94	29.66	3,705	.09 [g]	.67	73
July 31, 2020	11.06	.16	.51	.67	(.14)	(.51)	(.65)	11.08	6.08	79	.16 [g]	1.52	86
July 31, 2019	11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	11.06	1.01	116.13		.34	69
July 31, 2018	11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	11.74	11.46	51.15		2.22	63

See notes to financial highlights at the end of this section.

242 Prospectus	Prospectus 243

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2022	$13.76	.12	(1.20)	(1.08)	(.69)	(.92)	(1.61)	$11.07	(9.33)	$4,851.28		.94	28
July 31, 2021	10.77	.04	2.99	3.03	(.04)	—	(.04)	13.76	28.18	4,412	.34 [g]	.39	39
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43 [g]	1.21	50
July 31, 2019	12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	11.01	.73	14,360.42		1.19	57
July 31, 2018	11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	12.57	11.05	12,962.44		1.80	34
Class B
July 31, 2022	$13.56	.04	(1.19)	(1.15)	(.57)	(.92)	(1.49)	$10.92	(9.92)	$63	1.03	.29	28
July 31, 2021	10.67	(.04)	2.93	2.89	—	—	—	13.56	27.09	103	1.09 [g]	(.31)	39
July 31, 2020	10.92	.05	.47	.52	—	(.77)	(.77)	10.67	4.72	103	1.18 [g]	.45	50
July 31, 2019	12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	10.92	.06	102	1.17	.47	57
July 31, 2018	11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	12.45	10.26	103	1.19	.94	34
Class C
July 31, 2022	$13.29	.04	(1.17)	(1.13)	(.59)	(.92)	(1.51)	$10.65	(10.01)	$599	1.03	.34	28
July 31, 2021	10.47	(.03)	2.87	2.84	(.02)	—	(.02)	13.29	27.16	1,158	1.09 [g]	(.27)	39
July 31, 2020	10.73	.05	.46	.51	— [f]	(.77)	(.77)	10.47	4.74	923	1.18 [g]	.53	50
July 31, 2019	12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	10.73	.02	959	1.17	.49	57
July 31, 2018	11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	12.28	10.25	895	1.19	1.08	34
Class R
July 31, 2022	$13.74	.01	(1.18)	(1.17)	(.29)	(.92)	(1.21)	$11.36	(9.66)	$39.68		.03	28
July 31, 2021	10.83	.02	2.97	2.99	(.08)	—	(.08)	13.74	27.71	166	.68 [g]	.15	39
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68 [g]	.94	50
July 31, 2019	12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	11.07	.44	87.67		.58	57
July 31, 2018	11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	12.52	10.86	176.69		1.91	34
Class R3
July 31, 2022	$13.84	.10	(1.20)	(1.10)	(.67)	(.92)	(1.59)	$11.15	(9.42)	$2,904.43		.79	28
July 31, 2021Δ	12.27	(.03)	1.60	1.57	—	—	—	13.84	12.80*	2,945	.26*[g]	(.24)*	39
Class R4
July 31, 2022	$13.86	.13	(1.20)	(1.07)	(.70)	(.92)	(1.62)	$11.17	(9.20)	$317.18		1.06	28
July 31, 2021Δ	12.27	(.01)	1.60	1.59	—	—	—	13.86	12.96*	336	.12*[g]	(.10)*	39
Class R5
July 31, 2022	$13.87	.15	(1.20)	(1.05)	(.72)	(.92)	(1.64)	$11.18	(9.05)	$10.03		1.22	28
July 31, 2021Δ	12.27	— [f]	1.60	1.60	—	—	—	13.87	13.04*	11	.03*[g]	(.01)*	39
Class R6
July 31, 2022	$13.88	.16	(1.21)	(1.05)	(.73)	(.92)	(1.65)	$11.18	(9.03)	$6,073	(.07)	1.26	28
July 31, 2021	10.91	.10	3.00	3.10	(.13)	—	(.13)	13.88	28.60	6,221	— [g,h]	.84	39
July 31, 2020	11.14	.16	.50	.66	(.12)	(.77)	(.89)	10.91	5.88	6,246	.09 [g]	1.55	50
July 31, 2019	12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	11.14	1.10	6,071.05		1.62	57
July 31, 2018	12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	12.71	11.55	5,241.05		2.03	34

See notes to financial highlights at the end of this section.

244 Prospectus	Prospectus 245

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class Y
July 31, 2022	$13.91	.14	(1.20)	(1.06)	(.72)	(.92)	(1.64)	$11.21	(9.07)	$28,572.03		1.13	28
July 31, 2021	10.95	.10	2.99	3.09	(.13)	—	(.13)	13.91	28.41	20,777	.09 [g]	.78	39
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18 [g]	1.68	50
July 31, 2019	12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	11.12	1.01	662.17		1.43	57
July 31, 2018	12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	12.68	11.35	4,409.19		1.80	34

See notes to financial highlights at the end of this section.

246 Prospectus	Prospectus 247

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2022	$22.32	.23	(1.99)	(1.76)	(1.10)	(1.19)	(2.29)	$18.27	(9.16)	$7,023.28		1.11	32
July 31, 2021	17.62	.03	4.67	4.70	— [f]	—	— [f]	22.32	26.68	7,601	.34 [g]	.19	33
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42 [g]	1.34	46
July 31, 2019	20.52	.23	(.40)	(.17)	(.51)	(1.88)	(2.39)	17.96	.87	48,610.39		1.27	35
July 31, 2018	19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	20.52	10.82	45,447.41		1.81	38
Class B
July 31, 2022	$21.72	.09	(1.96)	(1.87)	(.86)	(1.19)	(2.05)	$17.80	(9.82)	$131	1.03	.43	32
July 31, 2021	17.36	(.05)	4.51	4.46	(.10)	—	(.10)	21.72	25.76	316	1.09 [g]	(.27)	33
July 31, 2020	17.67	.09	.71	.80	(.04)	(1.07)	(1.11)	17.36	4.52	294	1.17 [g]	.55	46
July 31, 2019	20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	17.67	.14	416	1.14	.59	35
July 31, 2018	19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	20.19	9.90	449	1.16	1.16	38
Class C
July 31, 2022	$21.37	.06	(1.89)	(1.83)	(.91)	(1.19)	(2.10)	$17.44	(9.81)	$895	1.03	.29	32
July 31, 2021	17.11	(.05)	4.44	4.39	(.13)	—	(.13)	21.37	25.73	1,077	1.09 [g]	(.28)	33
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17 [g]	.52	46
July 31, 2019	20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	17.48	.13	754	1.14	.53	35
July 31, 2018	18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	20.02	9.93	703	1.16	1.40	38
Class R
July 31, 2022	$21.74	.11	(1.91)	(1.80)	(.95)	(1.19)	(2.14)	$17.80	(9.50)	$499.68		.57	32
July 31, 2021	17.40	.03	4.52	4.55	(.21)	—	(.21)	21.74	26.28	754	.67 [g]	.15	33
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67 [g]	1.06	46
July 31, 2019	20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	17.72	.68	505.64		1.01	35
July 31, 2018	19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	20.27	10.51	823.66		1.69	38
Class R3
July 31, 2022	$22.23	.29	(2.08)	(1.79)	(1.06)	(1.19)	(2.25)	$18.19	(9.30)	$2,144.43		1.39	32
July 31, 2021Δ	19.82	(.05)	2.46	2.41	—	—	—	22.23	12.16*	3,864	.26*[g]	(.22)*	33
Class R4
July 31, 2022	$22.26	.23	(1.97)	(1.74)	(1.10)	(1.19)	(2.29)	$18.23	(9.08)	$170.18		1.11	32
July 31, 2021Δ	19.82	(.02)	2.46	2.44	—	—	—	22.26	12.31*	176	.12*[g]	(.08)*	33
Class R5
July 31, 2022	$22.28	.28	(1.99)	(1.71)	(1.15)	(1.19)	(2.34)	$18.23	(8.95)	$10.03		1.38	32
July 31, 2021Δ	19.82	— [f]	2.46	2.46	—	—	—	22.28	12.41*	11	.03*[g]	.01*	33
Class R6
July 31, 2022	$22.29	.30	(1.99)	(1.69)	(1.17)	(1.19)	(2.36)	$18.24	(8.85)	$9,794	(.07)	1.48	32
July 31, 2021	17.80	.17	4.62	4.79	(.30)	—	(.30)	22.29	27.13	10,882	— g h	.84	33
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08 [g]	1.67	46
July 31, 2019	20.70	.31	(.41)	(.10)	(.59)	(1.88)	(2.47)	18.13	1.23	11,249.05		1.67	35
July 31, 2018	19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	20.70	11.15	11,848.05		2.08	38

See notes to financial highlights at the end of this section.

248 Prospectus	Prospectus 249

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class Y
July 31, 2022	$22.27	.28	(1.98)	(1.70)	(1.15)	(1.19)	(2.34)	$18.23	(8.89)	$67,397.03		1.39	32
July 31, 2021	17.81	.17	4.60	4.77	(.31)	—	(.31)	22.27	26.97	65,784	.09 [g]	.84	33
July 31, 2020	18.14	.52	.49	1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17 [g]	2.91	46
July 31, 2019	20.66	.09	(.20)	(.11)	(.53)	(1.88)	(2.41)	18.14	1.17	6,430.14		.51	35
July 31, 2018	19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	20.66	11.07	2,370.16		1.99	38

See notes to financial highlights at the end of this section.

250 Prospectus	Prospectus 251

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2022	$24.20	.30	(2.05)	(1.75)	(1.37)	(1.42)	(2.79)	$19.66	(8.55)	$11,577.28		1.37	33
July 31, 2021	19.54	.05	4.66	4.71	— [f]	(.05)	(.05)	24.20	24.14	13,491	.35 [g]	.24	36
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42 [g]	1.35	47
July 31, 2019	22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	19.90	1.01	55,446.40		1.33	50
July 31, 2018	21.46	.40	1.80	2.20	(.99)	—	(.99)	22.67	10.35	47,694.42		1.79	43
Class B
July 31, 2022	$21.20	.12	(1.76)	(1.64)	(1.22)	(1.42)	(2.64)	$16.92	(9.22)	$417	1.03	.63	33
July 31, 2021	17.30	(.05)	4.05	4.00	(.05)	(.05)	(.10)	21.20	23.20	524	1.10 [g]	(.27)	36
July 31, 2020	17.75	.11	.60	.71	(.15)	(1.01)	(1.16)	17.30	3.98	482	1.17 [g]	.65	47
July 31, 2019	20.50	.12	(.40)	(.28)	(.53)	(1.94)	(2.47)	17.75	.28	544	1.15	.66	50
July 31, 2018	19.51	.21	1.62	1.83	(.84)	—	(.84)	20.50	9.48	636	1.17	1.05	43
Class C
July 31, 2022	$21.18	.13	(1.78)	(1.65)	(1.21)	(1.42)	(2.63)	$16.90	(9.25)	$694	1.03	.70	33
July 31, 2021	17.29	(.05)	4.05	4.00	(.06)	(.05)	(.11)	21.18	23.23	987	1.10 [g]	(.27)	36
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17 [g]	.65	47
July 31, 2019	20.52	.13	(.41)	(.28)	(.57)	(1.94)	(2.51)	17.73	.26	944	1.15	.69	50
July 31, 2018	19.53	.22	1.62	1.84	(.85)	—	(.85)	20.52	9.50	1,018	1.17	1.07	43
Class R
July 31, 2022	$25.19	.18	(2.14)	(1.96)	(1.09)	(1.42)	(2.51)	$20.72	(8.92)	$44.68		.76	33
July 31, 2021	20.53	.08	4.77	4.85	(.14)	(.05)	(.19)	25.19	23.70	127	.68 [g]	.36	36
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67 [g]	1.19	47
July 31, 2019	23.32	.21	(.39)	(.18)	(.57)	(1.94)	(2.51)	20.63	.73	212.65		1.00	50
July 31, 2018	22.04	.35	1.85	2.20	(.92)	—	(.92)	23.32	10.05	1,120.67		1.53	43
Class R3
July 31, 2022	$30.24	.36	(2.67)	(2.31)	(1.31)	(1.42)	(2.73)	$25.20	(8.69)	$3,383.43		1.29	33
July 31, 2021Δ	27.23	(.06)	3.07	3.01	—	—	—	30.24	11.05*	4,270	.26*[g]	(.21)*	36
Class R4
July 31, 2022	$30.29	.42	(2.67)	(2.25)	(1.38)	(1.42)	(2.80)	$25.24	(8.47)	$678.18		1.51	33
July 31, 2021Δ	27.23	(.02)	3.08	3.06	—	—	—	30.29	11.24*	840	.12*[g]	(.06)*	36
Class R5
July 31, 2022	$30.31	.45	(2.64)	(2.19)	(1.43)	(1.42)	(2.85)	$25.27	(8.29)	$10.03		1.61	33
July 31, 2021Δ	27.23	.01	3.07	3.08	—	—	—	30.31	11.31*	11	.03*[g]	.02*	36
Class R6
July 31, 2022	$30.33	.47	(2.64)	(2.17)	(1.46)	(1.42)	(2.88)	$25.28	(8.22)	$10,842	(.07)	1.68	33
July 31, 2021	24.62	.23	5.77	6.00	(.24)	(.05)	(.29)	30.33	24.52	11,513	.01 [g]	.83	36
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09 [g]	1.67	47
July 31, 2019	27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	24.72	1.36	11,005.05		1.72	50
July 31, 2018	25.76	.58	2.16	2.74	(1.06)	—	(1.06)	27.44	10.75	10,434.05		2.17	43

See notes to financial highlights at the end of this section.

252 Prospectus	Prospectus 253

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class Y
July 31, 2022	$30.33	.42	(2.63)	(2.21)	(1.43)	(1.42)	(2.85)	$25.27	(8.34)	$100,019.03		1.50	33
July 31, 2021	24.62	.23	5.78	6.01	(.25)	(.05)	(.30)	30.33	24.54	83,023	.10 [g]	.80	36
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17 [g]	1.78	47
July 31, 2019	27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	24.67	1.27	2,478.15		1.74	50
July 31, 2018	25.72	.51	2.19	2.70	(1.04)	—	(1.04)	27.38	10.58	8,609.17		1.89	43

See notes to financial highlights at the end of this section.

254 Prospectus	Prospectus 255

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2022	$25.95	.33	(2.05)	(1.72)	(1.33)	(1.23)	(2.56)	$21.67	(7.60)	$15,869.30		1.37	32
July 31, 2021	21.58	.05	4.32	4.37	— [f]	—	— [f]	25.95	20.26	17,763	.36 [g]	.23	43
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41 [g]	1.37	53
July 31, 2019	24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	22.00	1.33	138,186.38		1.55	28
July 31, 2018	23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	24.24	9.36	126,350.39		1.77	39
Class B
July 31, 2022	$22.99	.12	(1.79)	(1.67)	(1.09)	(1.23)	(2.32)	$19.00	(8.31)	$298	1.05	.58	32
July 31, 2021	19.50	(.05)	3.81	3.76	(.27)	—	(.27)	22.99	19.39	539	1.10 [g]	(.22)	43
July 31, 2020	19.99	.12	.53	.65	(.08)	(1.06)	(1.14)	19.50	3.24	523	1.16 [g]	.63	53
July 31, 2019	22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	19.99	.61	574	1.13	.79	28
July 31, 2018	21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	22.20	8.53	672	1.14	1.05	39
Class C
July 31, 2022	$22.53	.13	(1.74)	(1.61)	(1.19)	(1.23)	(2.42)	$18.50	(8.27)	$797	1.05	.63	32
July 31, 2021	19.11	(.05)	3.73	3.68	(.26)	—	(.26)	22.53	19.38	823	1.10 [g]	(.22)	43
July 31, 2020	19.63	.12	.52	.64	(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16 [g]	.63	53
July 31, 2019	21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	19.63	.57	1,011	1.13	1.03	28
July 31, 2018	21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	21.88	8.58	993	1.14	1.02	39
Class R
July 31, 2022	$26.76	.07	(2.00)	(1.93)	(.78)	(1.23)	(2.01)	$22.82	(7.97)	$142.70		.28	32
July 31, 2021	22.65	.08	4.39	4.47	(.36)	—	(.36)	26.76	19.88	284	.69 [g]	.32	43
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66 [g]	1.08	53
July 31, 2019	25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	23.06	1.11	282.63		1.20	28
July 31, 2018	23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	25.09	9.09	212.64		2.38	39
Class R3
July 31, 2022	$31.18	.37	(2.53)	(2.16)	(1.25)	(1.23)	(2.48)	$26.54	(7.73)	$3,365.45		1.27	32
July 31, 2021Δ	28.47	(.03)	2.74	2.71	—	—	—	31.18	9.52*	3,860	.27*[g]	(.11)*	43
Class R4
July 31, 2022	$31.22	.41	(2.50)	(2.09)	(1.33)	(1.23)	(2.56)	$26.57	(7.49)	$751.20		1.41	32
July 31, 2021Δ	28.47	.01	2.74	2.75	—	—	—	31.22	9.66*	880	.13*[g]	.03*	43
Class R5
July 31, 2022	$31.25	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	$26.59	(7.34)	$10.05		1.65	32
July 31, 2021Δ	28.47	.03	2.75	2.78	—	—	—	31.25	9.76*	11	.04*[g]	.12*	43
Class R6
July 31, 2022	$31.27	.50	(2.52)	(2.02)	(1.42)	(1.23)	(2.65)	$26.60	(7.28)	$13,998	(.05)	1.72	32
July 31, 2021	26.34	.26	5.14	5.40	(.47)	—	(.47)	31.27	20.69	14,318	.02 [g]	.89	43
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09 [g]	1.76	53
July 31, 2019	28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	26.56	1.68	21,085.05		1.84	28
July 31, 2018	27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	28.73	9.75	22,335.05		2.10	39

See notes to financial highlights at the end of this section.

256 Prospectus	Prospectus 257

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class Y
July 31, 2022	$31.20	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	$26.54	(7.35)	$156,842.05		1.65	32
July 31, 2021	26.31	.25	5.12	5.37	(.48)	—	(.48)	31.20	20.59	162,247	.10 [g]	.86	43
July 31, 2020	26.54	.51	.61	1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16 [g]	1.97	53
July 31, 2019	28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	26.54	1.61	4,637.13		1.74	28
July 31, 2018	27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	28.68	9.61	4,063.14		2.16	39

See notes to financial highlights at the end of this section.

258 Prospectus	Prospectus 259

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2022	$25.36	.32	(1.73)	(1.41)	(1.27)	(1.43)	(2.70)	$21.25	(6.43)	$21,379.34		1.36	39
July 31, 2021	21.92	.16	3.28	3.44	— [f]	—	— [f]	25.36	15.70	23,803	.38 [g]	.70	46
July 31, 2020	22.18	.31	.38	.69	(.38)	(.57)	(.95)	21.92	3.12	127,040	.42 [g]	1.45	63
July 31, 2019	24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	22.18	1.93	103,856.39		1.79	44
July 31, 2018	23.10	.41	1.41	1.82	(.84)	—	(.84)	24.08	7.94	86,367.41		1.73	43
Class B
July 31, 2022	$22.76	.14	(1.56)	(1.42)	(1.08)	(1.43)	(2.51)	$18.83	(7.17)	$222	1.09	.68	39
July 31, 2021	19.87	(.01)	2.97	2.96	(.07)	—	(.07)	22.76	14.90	370	1.13 [g]	(.05)	46
July 31, 2020	20.17	.14	.33	.47	(.20)	(.57)	(.77)	19.87	2.32	463	1.17 [g]	.72	63
July 31, 2019	22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	20.17	1.17	653	1.14	1.12	44
July 31, 2018	21.21	.23	1.28	1.51	(.65)	—	(.65)	22.07	7.13	767	1.16	1.04	43
Class C
July 31, 2022	$22.56	.15	(1.55)	(1.40)	(1.11)	(1.43)	(2.54)	$18.62	(7.15)	$1,134	1.09	.73	39
July 31, 2021	19.70	(.01)	2.93	2.92	(.06)	—	(.06)	22.56	14.85	1,213	1.13 [g]	(.05)	46
July 31, 2020	20.02	.14	.33	.47	(.22)	(.57)	(.79)	19.70	2.37	1,391	1.17 [g]	.72	63
July 31, 2019	21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	20.02	1.12	1,675	1.14	1.06	44
July 31, 2018	21.12	.21	1.30	1.51	(.67)	—	(.67)	21.96	7.18	1,496	1.16	.98	43
Class R
July 31, 2022	$24.07	.19	(1.62)	(1.43)	(1.10)	(1.43)	(2.53)	$20.11	(6.83)	$517.74		.85	39
July 31, 2021	21.04	.06	3.15	3.21	(.18)	—	(.18)	24.07	15.32	876	.71 [g]	.29	46
July 31, 2020	21.31	.25	.35	.60	(.30)	(.57)	(.87)	21.04	2.86	654	.67 [g]	1.20	63
July 31, 2019	23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	21.31	1.66	626.64		1.55	44
July 31, 2018	22.26	.46	1.24	1.70	(.80)	—	(.80)	23.16	7.69	797.66		2.00	43
Class R3
July 31, 2022	$30.30	.35	(2.13)	(1.78)	(1.19)	(1.43)	(2.62)	$25.90	(6.58)	$5,458.49		1.24	39
July 31, 2021Δ	28.16	.03	2.11	2.14	—	—	—	30.30	7.60*	7,415	.30*[g]	.09*	46
Class R4
July 31, 2022	$30.34	.40	(2.11)	(1.71)	(1.28)	(1.43)	(2.71)	$25.92	(6.36)	$791.24		1.42	39
July 31, 2021Δ	28.16	.06	2.12	2.18	—	—	—	30.34	7.74*	687	.16*[g]	.19*	46
Class R5
July 31, 2022	$30.37	.46	(2.14)	(1.68)	(1.32)	(1.43)	(2.75)	$25.94	(6.24)	$10.09		1.62	39
July 31, 2021Δ	28.16	.09	2.12	2.21	—	—	—	30.37	7.85*	11	.07*[g]	.31*	46
Class R6
July 31, 2022	$30.38	.48	(2.12)	(1.64)	(1.35)	(1.43)	(2.78)	$25.96	(6.11)	$15,997	(.01)	1.71	39
July 31, 2021	26.44	.29	3.94	4.23	(.29)	—	(.29)	30.38	16.10	17,492	.04 [g]	1.01	46
July 31, 2020	26.53	.45	.46	.91	(.43)	(.57)	(1.00)	26.44	3.48	16,244	.09 [g]	1.75	63
July 31, 2019	28.35	.59	(.22)	.37	(.85)	(1.34)	(2.19)	26.53	2.24	18,605.05		2.24	44
July 31, 2018	27.03	.60	1.64	2.24	(.92)	—	(.92)	28.35	8.34	21,366.05		2.14	43

See notes to financial highlights at the end of this section.

260 Prospectus	Prospectus 261

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class Y
July 31, 2022	$30.35	.45	(2.12)	(1.67)	(1.33)	(1.43)	(2.76)	$25.92	(6.23)	$141,266.09		1.62	39
July 31, 2021	26.42	.26	3.97	4.23	(.30)	—	(.30)	30.35	16.09	124,961	.13 [g]	.89	46
July 31, 2020	26.48	.45	.44	.89	(.38)	(.57)	(.95)	26.42	3.38	1,713	.17 [g]	1.75	63
July 31, 2019	28.30	.59	(.24)	.35	(.83)	(1.34)	(2.17)	26.48	2.14	5,493.14		2.23	44
July 31, 2018	26.98	.55	1.67	2.22	(.90)	—	(.90)	28.30	8.26	13,086.16		1.97	43

See notes to financial highlights at the end of this section.

262 Prospectus	Prospectus 263

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2022	$23.86	.32	(1.47)	(1.15)	(1.02)	(1.08)	(2.10)	$20.61	(5.36)	$22,901.36		1.43	37
July 31, 2021	21.51	.23	2.12	2.35	— [f]	—	— [f]	23.86	10.93	24,643	.39 [g]	1.03	54
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42 [g]	1.53	66
July 31, 2019	23.22	.51	(.08)	.43	(.71)	(.99)	(1.70)	21.95	2.62	180,390.38		2.33	31
July 31, 2018	22.51	.41	1.02	1.43	(.72)	—	(.72)	23.22	6.38	164,247.39		1.80	46
Class B
July 31, 2022	$22.30	.14	(1.37)	(1.23)	(.79)	(1.08)	(1.87)	$19.20	(6.07)	$185	1.11	.67	37
July 31, 2021	20.32	.01	2.04	2.05	(.07)	—	(.07)	22.30	10.11	282	1.14 [g]	.04	54
July 31, 2020	20.76	.16	.13	.29	(.31)	(.42)	(.73)	20.32	1.36	617	1.17 [g]	.77	66
July 31, 2019	22.02	.33	(.09)	.24	(.51)	(.99)	(1.50)	20.76	1.80	815	1.13	1.61	31
July 31, 2018	21.36	.26	.95	1.21	(.55)	—	(.55)	22.02	5.66	1,025	1.14	1.17	46
Class C
July 31, 2022	$22.03	.14	(1.35)	(1.21)	(.81)	(1.08)	(1.89)	$18.93	(6.05)	$898	1.11	.66	37
July 31, 2021	20.18	— [f]	2.04	2.04	(.19)	—	(.19)	22.03	10.14	1,349	1.14 [g]	— [h]	54
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17 [g]	.77	66
July 31, 2019	21.94	.33	(.09)	.24	(.53)	(.99)	(1.52)	20.66	1.81	1,430	1.13	1.61	31
July 31, 2018	21.32	.25	.95	1.20	(.58)	—	(.58)	21.94	5.62	1,454	1.14	1.16	46
Class R
July 31, 2022	$22.17	.21	(1.36)	(1.15)	(.92)	(1.08)	(2.00)	$19.02	(5.76)	$395.76		1.03	37
July 31, 2021	20.31	.09	2.05	2.14	(.28)	—	(.28)	22.17	10.62	586	.72 [g]	.43	54
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67 [g]	1.27	66
July 31, 2019	22.02	.42	(.07)	.35	(.59)	(.99)	(1.58)	20.79	2.36	652.63		2.04	31
July 31, 2018	21.39	.44	.86	1.30	(.67)	—	(.67)	22.02	6.12	570.64		2.02	46
Class R3
July 31, 2022	$27.61	.35	(1.73)	(1.38)	(.96)	(1.08)	(2.04)	$24.19	(5.48)	$5,622.51		1.33	37
July 31, 2021Δ	26.19	.06	1.36	1.42	—	—	—	27.61	5.42*	7,452	.30*[g]	.26*	54
Class R4
July 31, 2022	$27.65	.40	(1.72)	(1.32)	(1.03)	(1.08)	(2.11)	$24.22	(5.23)	$2,733.26		1.54	37
July 31, 2021Δ	26.19	.09	1.37	1.46	—	—	—	27.65	5.57*	2,899	.16*[g]	.36*	54
Class R5
July 31, 2022	$27.68	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	$24.24	(5.11)	$10.11		1.69	37
July 31, 2021Δ	26.19	.12	1.37	1.49	—	—	—	27.68	5.69*	11	.07*[g]	.45*	54
Class R6
July 31, 2022	$27.69	.49	(1.75)	(1.26)	(1.10)	(1.08)	(2.18)	$24.25	(5.01)	$18,059.01		1.89	37
July 31, 2021	25.25	.30	2.54	2.84	(.40)	—	(.40)	27.69	11.33	18,567	.05 [g]	1.13	54
July 31, 2020	25.60	.46	.16	.62	(.55)	(.42)	(.97)	25.25	2.44	23,780	.09 [g]	1.86	66
July 31, 2019	26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	25.60	2.94	24,909.05		2.73	31
July 31, 2018	25.84	.57	1.17	1.74	(.80)	—	(.80)	26.78	6.75	21,927.05		2.16	46

See notes to financial highlights at the end of this section.

264 Prospectus	Prospectus 265

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class Y
July 31, 2022	$27.63	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	$24.19	(5.11)	$187,829.11		1.70	37
July 31, 2021	25.22	.23	2.58	2.81	(.40)	—	(.40)	27.63	11.24	197,357	.14 [g]	.89	54
July 31, 2020	25.57	.43	.17	.60	(.53)	(.42)	(.95)	25.22	2.34	3,709	.17 [g]	1.74	66
July 31, 2019	26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	25.57	2.87	7,617.13		2.69	31
July 31, 2018	25.80	.54	1.18	1.72	(.78)	—	(.78)	26.74	6.70	7,307.14		2.03	46

See notes to financial highlights at the end of this section.

266 Prospectus	Prospectus 267

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2022	$22.72	.37	(1.32)	(.95)	(.66)	(.79)	(1.45)	$20.32	(4.48)	$23,539.37		1.74	57
July 31, 2021	21.56	.21	1.18	1.39	(.05)	(.18)	(.23)	22.72	6.52	24,306	.41 [g]	.96	74
July 31, 2020	21.98	.33	(.06)	.27	(.50)	(.19)	(.69)	21.56	1.23	151,047	.42 [g]	1.56	79
July 31, 2019	22.91	.57	(.02)	.55	(.80)	(.68)	(1.48)	21.98	2.99	112,950.39		2.60	44
July 31, 2018	22.36	.45	.59	1.04	(.49)	—	(.49)	22.91	4.64	93,296.41		1.99	52
Class B
July 31, 2022	$20.83	.20	(1.22)	(1.02)	(.48)	(.79)	(1.27)	$18.54	(5.19)	$229	1.12	.99	57
July 31, 2021	19.99	.01	1.12	1.13	(.11)	(.18)	(.29)	20.83	5.73	348	1.16 [g]	.05	74
July 31, 2020	20.38	.16	(.08)	.08	(.28)	(.19)	(.47)	19.99	.42	483	1.17 [g]	.79	79
July 31, 2019	21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	20.38	2.22	739	1.14	1.95	44
July 31, 2018	20.84	.28	.53	.81	(.33)	—	(.33)	21.32	3.90	998	1.16	1.31	52
Class C
July 31, 2022	$20.61	.18	(1.18)	(1.00)	(.49)	(.79)	(1.28)	$18.33	(5.17)	$1,569	1.12	.93	57
July 31, 2021	19.83	.02	1.11	1.13	(.17)	(.18)	(.35)	20.61	5.75	1,688	1.16 [g]	.07	74
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17 [g]	.80	79
July 31, 2019	21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	20.27	2.21	2,393	1.14	1.93	44
July 31, 2018	20.78	.25	.56	.81	(.33)	—	(.33)	21.26	3.89	2,175	1.16	1.19	52
Class R
July 31, 2022	$21.06	.26	(1.21)	(.95)	(.58)	(.79)	(1.37)	$18.74	(4.83)	$716.77		1.29	57
July 31, 2021	20.18	.05	1.18	1.23	(.17)	(.18)	(.35)	21.06	6.18	741	.74 [g]	.28	74
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67 [g]	1.44	79
July 31, 2019	21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	20.57	2.70	458.64		2.32	44
July 31, 2018	20.97	.45	.47	.92	(.45)	—	(.45)	21.44	4.38	1,045.66		2.13	52
Class R3
July 31, 2022	$22.63	.33	(1.30)	(.97)	(.59)	(.79)	(1.38)	$20.28	(4.59)	$3,502.52		1.56	57
July 31, 2021Δ	21.92	.06	.65	.71	—	—	—	22.63	3.24*	5,475	.31*[g]	.28*	74
Class R4
July 31, 2022	$22.66	.39	(1.31)	(.92)	(.68)	(.79)	(1.47)	$20.27	(4.38)	$1,310.27		1.81	57
July 31, 2021Δ	21.92	.08	.66	.74	—	—	—	22.66	3.38*	1,351	.17*[g]	.38*	74
Class R5
July 31, 2022	$22.68	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	$20.29	(4.21)	$10.12		1.96	57
July 31, 2021Δ	21.92	.10	.66	.76	—	—	—	22.68	3.47*	10	.08*[g]	.47*	74
Class R6
July 31, 2022	$22.70	.44	(1.32)	(.88)	(.73)	(.79)	(1.52)	$20.30	(4.16)	$10,678.02		2.06	57
July 31, 2021	21.77	.26	1.22	1.48	(.37)	(.18)	(.55)	22.70	6.93	11,001	.07 [g]	1.18	74
July 31, 2020	22.18	.41	(.07)	.34	(.56)	(.19)	(.75)	21.77	1.54	15,965	.09 [g]	1.89	79
July 31, 2019	23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	22.18	3.35	20,842.05		3.02	44
July 31, 2018	22.55	.54	.58	1.12	(.56)	—	(.56)	23.11	5.00	18,185.05		2.36	52

See notes to financial highlights at the end of this section.

268 Prospectus	Prospectus 269

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class Y
July 31, 2022	$22.66	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	$20.27	(4.21)	$160,679.12		1.95	57
July 31, 2021	21.76	.20	1.26	1.46	(.38)	(.18)	(.56)	22.66	6.82	159,475	.16 [g]	.92	74
July 31, 2020	22.13	.40	(.08)	.32	(.50)	(.19)	(.69)	21.76	1.46	2,318	.17 [g]	1.86	79
July 31, 2019	23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	22.13	3.24	6,541.14		3.02	44
July 31, 2018	22.50	.51	.59	1.10	(.54)	—	(.54)	23.06	4.91	13,079.16		2.23	52

See notes to financial highlights at the end of this section.

270 Prospectus	Prospectus 271

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class A
July 31, 2022	$17.41	.34	(1.00)	(.66)	(.45)	(.18)	— [f]	(.63)	$16.12	(3.90)	$25,827.38		2.04	24
July 31, 2021	17.18	.19	.32	.51	(.24)	(.04)	—	(.28)	17.41	2.99	29,465	.39 [g]	1.10	65
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	—	(.47)	17.18	.19	108,011	.41 [g]	1.77	73
July 31, 2019	17.62	.53	.03	.56	(.53)	(.03)	—	(.56)	17.62	3.35	104,174.38		3.10	37
July 31, 2018	17.65	.44	(.02)	.42	(.45)	—	—	(.45)	17.62	2.37	92,361.39		2.47	68
Class B
July 31, 2022	$16.96	.22	(.99)	(.77)	(.32)	(.18)	— [f]	(.50)	$15.69	(4.62)	$201	1.13	1.34	24
July 31, 2021	16.75	.05	.32	.37	(.12)	(.04)	—	(.16)	16.96	2.22	531	1.14 [g]	.32	65
July 31, 2020	17.18	.17	(.25)	(.08)	(.18)	(.17)	—	(.35)	16.75	(.52)	475	1.16 [g]	1.03	73
July 31, 2019	17.20	.39	.03	.42	(.41)	(.03)	—	(.44)	17.18	2.53	688	1.13	2.33	37
July 31, 2018	17.28	.31	(.02)	.29	(.37)	—	—	(.37)	17.20	1.64	849	1.14	1.78	68
Class C
July 31, 2022	$17.00	.22	(.99)	(.77)	(.32)	(.18)	— [f]	(.50)	$15.73	(4.61)	$1,066	1.13	1.32	24
July 31, 2021	16.79	.05	.33	.38	(.13)	(.04)	—	(.17)	17.00	2.22	1,647	1.13 [g]	.28	65
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	—	(.34)	16.79	(.58)	829	1.16 [g]	1.03	73
July 31, 2019	17.24	.36	.07	.43	(.41)	(.03)	—	(.44)	17.23	2.61	1,069	1.13	2.16	37
July 31, 2018	17.33	.31	(.03)	.28	(.37)	—	—	(.37)	17.24	1.58	1,172	1.14	1.81	68
Class R
July 31, 2022	$17.39	.27	(1.00)	(.73)	(.38)	(.18)	— [f]	(.56)	$16.10	(4.28)	$704.78		1.63	24
July 31, 2021	17.16	.13	.33	.46	(.19)	(.04)	—	(.23)	17.39	2.69	737	.73 [g]	.75	65
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	—	(.43)	17.16	(.06)	1,021	.66 [g]	1.49	73
July 31, 2019	17.61	.54	(.03)	.51	(.49)	(.03)	—	(.52)	17.60	3.03	581.63		3.10	37
July 31, 2018	17.64	.43	(.06)	.37	(.40)	—	—	(.40)	17.61	2.10	527.64		2.42	68
Class R3
July 31, 2022	$17.47	.31	(1.01)	(.70)	(.42)	(.18)	— [f]	(.60)	$16.17	(4.09)	$1,926.53		1.86	24
July 31, 2021Δ	17.33	.08	.14	.22	(.08)	—	—	(.08)	17.47	1.28*	2,584	.30*[g]	.49*	65
Class R4
July 31, 2022	$17.47	.36	(1.01)	(.65)	(.46)	(.18)	— [f]	(.64)	$16.18	(3.81)	$224.28		2.14	24
July 31, 2021Δ	17.33	.12	.13	.25	(.11)	—	—	(.11)	17.47	1.44*	220	.16*[g]	.67*	65
Class R5
July 31, 2022	$17.47	.38	(1.00)	(.62)	(.49)	(.18)	— [f]	(.67)	$16.18	(3.66)	$10.13		2.29	24
July 31, 2021Δ	17.33	.12	.14	.26	(.12)	—	—	(.12)	17.47	1.52*	10	.07*[g]	.70*	65
Class R6
July 31, 2022	$17.47	.41	(1.02)	(.61)	(.50)	(.18)	— [f]	(.68)	$16.18	(3.55)	$3,662.03		2.42	24
July 31, 2021	17.24	.25	.33	.58	(.31)	(.04)	—	(.35)	17.47	3.38	4,673	.05 [g]	1.41	65
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	—	(.53)	17.24	.52	2,509	.09 [g]	2.08	73
July 31, 2019	17.68	.61	.01	.62	(.59)	(.03)	—	(.62)	17.68	3.69	2,958.05		3.50	37
July 31, 2018	17.71	.50	(.02)	.48	(.51)	—	—	(.51)	17.68	2.71	3,842.05		2.83	68

See notes to financial highlights at the end of this section.

272 Prospectus	Prospectus 273

Financial highlights

(For a common share outstanding throughout the period)

Putnam RetirementReady Maturity Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a,b]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [d,e]	Ratio of net investment income (loss) to average net assets (%) [b,e]	Portfolio turnover (%)
Class Y
July 31, 2022	$17.47	.38	(1.00)	(.62)	(.49)	(.18)	— [f]	(.67)	$16.18	(3.66)	$215,711.13		2.28	24
July 31, 2021	17.25	.22	.34	.56	(.30)	(.04)	—	(.34)	17.47	3.23	263,315	.13 [g]	1.25	65
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	—	(.52)	17.25	.48	707	.16 [g]	2.10	73
July 31, 2019	17.68	.62	(.01)	.61	(.58)	(.03)	—	(.61)	17.68	3.60	3,188.13		3.59	37
July 31, 2018	17.71	.48	(.02)	.46	(.49)	—	—	(.49)	17.68	2.62	4,630.14		2.70	68

See notes to financial highlights at the end of this section.

274 Prospectus	Prospectus 275

Financial highlights (Continued)

*	Not annualized.
**	Unaudited.
Δ	For the period January 4, 2021 (commencement of operations) to July 31, 2021.
†	For the period September 2, 2016 (commencement of operations) to July 31, 2017.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.
[c]	Total return does not reflect the effect of sales charges.
[d]	Expense ratios do not include expenses of the underlying funds.
[e]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets:

	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
2065 Fund
Class A, C, R, R3, R4, R5, R6, Y	41.55%	80.98%	—	—	—
2060 Fund
Class A, B, C, R, Y	1.71	2.44	3.32%	6.13%	16.06%
Class R3, R4, R5	1.71	1.43	—	—	—
Class R6	1.71	2.44	3.32	6.13	16.06
2055 Fund
Class A, B, C, R, Y	0.88	0.68	0.43	0.45	0.44
Class R3, R4, R5	0.88	0.53	—	—	—
Class R6	0.88	0.68	0.43	0.45	0.44
2050 Fund
Class A, B, C, R, Y	0.75	0.49	0.16	0.18	0.18
Class R3, R4, R5	0.75	0.42	—	—	—
Class R6	0.75	0.49	0.16	0.18	0.18
2045 Fund
Class A, B, C, R, Y	0.72	0.45	0.15	0.17	0.18
Class R3, R4, R5	0.72	0.40	—	—	—
Class R6	0.72	0.45	0.15	0.17	0.18
2040 Fund
Class A, B, C, R, Y	0.66	0.39	0.08	0.09	0.12
Class R3, R4, R5	0.66	0.36	—	—	—
Class R6	0.66	0.39	0.08	0.09	0.12
2035 Fund
Class A, B, C, R, Y	0.62	0.37	0.09	0.11	0.11
Class R3, R4, R5	0.62	0.33	—	—	—
Class R6	0.62	0.37	0.09	0.11	0.11

276 Prospectus

	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
2030 Fund
Class A, B, C, R, Y	0.56	0.33	0.07	0.08	0.08
Class R3, R4, R5	0.56	0.30	—	—	—
Class R6	0.56	0.33	0.07	0.08	0.08
2025 Fund
Class A, B, C, R, Y	0.56	0.33	0.08	0.10	0.11
Class R3, R4, R5	0.56	0.30	—	—	—
Class R6	0.56	0.33	0.08	0.10	0.11
Maturity Fund
Class A, B, C, R, Y	0.52	0.33	0.18	0.12	0.12
Class R3, R4, R5	0.52	0.29	—	—	—
Class R6	0.52	0.33	0.18	0.12	0.12

[f]	Amount represents less than $0.01 per share.
[g]	Includes one-time proxy costs which amounted to the following as a percentage of average net assets.
	7/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	0.01	0.04

[h]	Amount represents less than 0.01% of average net assets.
Prospectus 277

Appendix

Financial intermediary specific sales charge waiver information

As described in the prospectus, class A shares may be subject to an initial sales charge and class A, B and C shares may be subject to a CDSC. Certain financial intermediaries may impose different initial sales charges or waive the initial sales charge or CDSC in certain circumstances. This Appendix details the variations in sales charge waivers by financial intermediary. Not all financial intermediaries specify financial intermediary-specific sales charge waiver categories for every share class. For information about sales charges and waivers available for share classes other than those listed below, please see the section “Additional reductions and waivers of sales charges” in the prospectus. You should consult your financial representative for assistance in determining whether you may qualify for a particular sales charge waiver.

AMERIPRISE FINANCIAL

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to class A share purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Shareholders purchasing fund shares through an Ameriprise Financial account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
  Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
  Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
278 Prospectus

  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

D.A. DAVIDSON & CO. (“D.A. DAVIDSON”)

Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Shares purchased by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
  A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Classes A and C shares available at D.A. Davidson

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in this prospectus.
  Return of excess contributions from an IRA Account.
  Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
Prospectus 279

  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

EDWARD D. JONES & CO., L.P. (“EDWARD JONES”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after March 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

  Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

  The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
  The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
  ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
280 Prospectus

Letter of Intent (“LOI”)

  Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
  If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Prospectus 281

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

  The death or disability of the shareholder.
  Systematic withdrawals with up to 10% per year of the account value.
  Return of excess contributions from an Individual Retirement Account (IRA).
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable Internal Revenue Service regulations.
  Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
  Shares exchanged in an Edward Jones fee-based program.
  Shares acquired through NAV reinstatement.
  Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

  Initial purchase minimum: $250
  Subsequent purchase minimum: none

Minimum Balances

  Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
—	A fee-based account held on an Edward Jones platform
—	A 529 account held on an Edward Jones platform
—	An account with an active systematic investment plan or LOI

Exchanging Share Classes

  At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

JANNEY MONTGOMERY SCOTT LLC (“JANNEY”)

Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

282 Prospectus

Front-end sales charge* waivers on Class A shares available at Janney

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
  Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
  Shares purchased in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
  Shares acquired through a right of reinstatement.
  Shares exchanged into the same share class of a different fund will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

  Breakpoints as described in the fund’s Prospectus.
  Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
Prospectus 283

  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
*	Also referred to as an “initial sales charge.”

MERRILL LYNCH

Shareholders purchasing fund shares through a Merrill Lynch platform or account held at Merrill Lynch will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. It is your responsibility to notify your financial representative at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts.

Front-end Sales Charge Waivers on Class A Shares available through Merrill Lynch

  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
  Shares purchased by a 529 plan (does not include 529 Plan units or 529-specific share classes or equivalents)
  Shares purchased through a Merrill Lynch-affiliated investment advisory program
  Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
  Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
  Shares of funds purchased through the Merrill Edge Self-Directed platform
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the fund (but not any other Putnam fund)
  Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
  Employees and registered representatives of Merrill Lynch or its affiliates and their family members
  Trustees of the fund, and employees of Putnam Management or any of its affiliates, as described in the fund’s prospectus
  Eligible shares purchased from the proceeds of redemptions from a Putnam fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases
284 Prospectus

made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A, B and C Shares available through Merrill Lynch

  Death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
  Return of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
  Shares acquired through a right of reinstatement
  Shares held in retirement brokerage accounts that are exchanged for a share class with lower operating expenses due to transfer to certain fee-based accounts or platforms (applicable to A and C shares only)
  Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Sales Charge Discounts available through Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

  Breakpoints as described in the fund’s prospectus and SAI
  Rights of Accumulation (ROA), which entitle you to breakpoint discounts, as described in the fund’s prospectus, will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within your household at Merrill Lynch. Eligible Putnam fund assets not held at Merrill Lynch may be included in the ROA calculation only if you notify your financial representative about such assets
  Letters of Intent (LOI), which allow for breakpoint discounts based on anticipated purchases of Putnam funds, through Merrill Lynch, over a 13-month period

MORGAN STANLEY WEALTH MANAGEMENT

Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s Prospectus or SAI.

Prospectus 285

Front-end Sales Charge Waivers on class A Shares available at Morgan Stanley Wealth Management:

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

OPPENHEIMER & CO. INC. (“OPCO”)

Effective September 1, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
  Shares purchased through an OPCO affiliated investment advisory program
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
  A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
286 Prospectus

  Employees and registered representatives of OPCO or its affiliates and their family members

CDSC Waivers on A, B and C Shares available at OPCO

  Death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in this prospectus
  Return of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based upon applicable IRS regulations as described in the prospectus
  Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
  Shares acquired through a right of reinstatement

Front-end Sales Charge Discounts Available at OPCO: Breakpoints & Rights of Accumulation

  Breakpoints as described in this prospectus.
  Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holdings of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

RAYMOND JAMES & ASSOCIATES, INC., RAYMOND JAMES FINANCIAL SERVICES, INC. AND EACH ENTITY’S AFFILIATES (“RAYMOND JAMES”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

  Shares purchased in an investment advisory program.
  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
Prospectus 287

  A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
  Return of excess contributions from an IRA Account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
  Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
  Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

ROBERT W. BAIRD & CO. (“BAIRD”)

Effective September 1, 2020, shareholders purchasing fund shares through a Baird brokerage account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Class A shares Available at Baird

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund
  Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird
288 Prospectus

  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
  A shareholder in the fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
  Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

  Shares sold due to death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in this prospectus
  Shares bought due to returns of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
  Shares sold to pay Baird fees but only if the transaction is initiated by Baird
  Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

  Breakpoints as described in this prospectus
  Rights of accumulation, which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets
  Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time

STIFEL, NICOLAUS & COMPANY, INCORPORATED (“STIFEL”)

Effective September 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Charge Waiver on Class A Shares

Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures. All other sales charge waivers and reductions described elsewhere in this prospectus or SAI will continue to apply for eligible shareholders.

Prospectus 289

Class A Sales Charge Waivers Available Only Through Specified Intermediaries

As described in the prospectus, class A shares may be purchased at net asset value without payment of a sales charge through a broker-dealer, financial institution, or financial intermediary that has entered into an agreement with Putnam Retail Management to offer shares through a retail self-directed brokerage account with or without the imposition of a transaction fee.

The following intermediaries have entered into such an agreement:

National Financial Services LLC
Charles Schwab & Co., Inc.
Merrill Lynch, Pierce, Fenner & Smith Incorporated
J.P. Morgan Securities LLC
TD Ameritrade, Inc. and TD Ameritrade Clearing, Inc.
Morgan Stanley Smith Barney LLC
Interactive Brokers LLC
Vanguard Marketing Corporation
Citigroup Global Markets Inc.
E*Trade Securities LLC

290 Prospectus

For more information about
Putnam Sustainable Retirement Funds

The funds’ SAI and the funds’ annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581. You may access reports and other information about each fund on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. You may need to refer to the fund’s file number.

Putnam Investments
100 Federal Street
Boston, MA 02110
1-800-225-1581

Address correspondence to:

Putnam Investments
P.O. Box 219697
Kansas City, MO 64121-9697

putnam.com

File No. 811-21598
Prospectus 291

Putnam INVESTMENTS

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

SP097 332681 2/23 Putnam Retail Management

Putnam
INVESTMENTS

SP097 (B) 332681 2/23 Putnam Retail Management

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS R	CLASS R3	CLASS R4	CLASS R5	CLASS R6	CLASS Y
2065 Fund	PCJQX	--	PCJRX	PCJUX	PCJVX	PCJWX	PCJIX	PCJYX	PCJSX
2060 Fund	PRTFX	--	--	PRTRX	PAEVX	PAEUX	PAEWX	PEFGX	PRTYX
2055 Fund	PRRFX	--	--	PRRVX	PAEOX	PAEPX	PAESX	PREVX	PRTLX
2050 Fund	PRRJX	--	--	PRRKX	PADWX	PAEHX	PAEJX	PREUK	PRRUX
2045 Fund	PRVLX	--	--	--	PACGX	PACFX	PACHX	PREKX	PRVYX
2040 Fund	PRRZX	--	--	--	PAAUX	PAAYX	PABTX	PREHX	PRZZX
2035 Fund	PRRWX	--	--	--	PADUX	PADSX	PADVX	PREGX	PRRYX
2030 Fund	PRRQX	--	--	--	PADOX	PADNX	PADRX	PREZX	PRRTX
2025 Fund	PRROX	--	--	--	PADHX	PADJX	PADKX	PRMFX	PRRPX
Maturity Fund	PRMAX	PRMLX	PRMCX	PRMKX	PACKX	PACPX	PACQX	PREWX	PRMYX

Putnam Sustainable Retirement 2065 Fund*

Putnam Sustainable Retirement 2060 Fund

Putnam Sustainable Retirement 2055 Fund

Putnam Sustainable Retirement 2050 Fund

Putnam Sustainable Retirement 2045 Fund

Putnam Sustainable Retirement 2040 Fund

Putnam Sustainable Retirement 2035 Fund

Putnam Sustainable Retirement 2030 Fund

Putnam Sustainable Retirement 2025 Fund

Putnam Sustainable Retirement Maturity Fund

EACH A SERIES OF PUTNAM TARGET DATE FUNDS

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

2/10/23

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the funds' prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds' annual reports or a prospectus dated 2/10/23, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investments, P.O. Box 219697, Kansas City, MO 64121-9697.

I-1

Part I of this SAI contains specific information about the funds. Part II includes information about these funds and other Putnam mutual funds, closed-end funds, and exchange-traded funds (collectively, the “Putnam funds”).

*Prior to February 10, 2023, the funds were known as Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund and Putnam RetirementReady Maturity Fund, respectively.

Table of Contents

PART I
FUND ORGANIZATION AND CLASSIFICATION	I-4
INVESTMENT RESTRICTIONS	I-5
DISTRIBUTIONS	I-7
CHARGES AND EXPENSES	I-7
PORTFOLIO MANAGERS	I-48
SECURITIES LENDING ACTIVITIES	I-50
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	I-50

I-2

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-13
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-20
TAXES	II-82
MANAGEMENT	II-97
DETERMINATION OF NET ASSET VALUE	II-117
INVESTOR SERVICES	II-119
SIGNATURE GUARANTEES	II-124
REDEMPTIONS	II-124
POLICY ON EXCESSIVE SHORT-TERM TRADING	II-125
SHAREHOLDER LIABILITY	II-125
DISCLOSURE OF PORTFOLIO INFORMATION	II-125
INFORMATION SECURITY RISKS	II-128
PROXY VOTING GUIDELINES AND PROCEDURES	II-129
SECURITIES RATINGS	II-129
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-136
APPENDIX B - FINANCIAL STATEMENTS	II-169

I-3

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

Each of Putnam Sustainable Retirement 2065 Fund, Putnam Sustainable Retirement 2060 Fund, Putnam Sustainable Retirement 2055 Fund, Putnam Sustainable Retirement 2050 Fund, Putnam Sustainable Retirement 2045 Fund, Putnam Sustainable Retirement 2040 Fund, Putnam Sustainable Retirement 2035 Fund, Putnam Sustainable Retirement 2030 Fund, Putnam Sustainable Retirement 2025 Fund, and Putnam Sustainable Retirement Maturity Fund ("Maturity Fund") is a diversified series of Putnam Target Date Funds, a Massachusetts business trust organized on June 8, 2004 (the “Trust”). A copy of the Trust’s Amended and Restated Agreement and Declaration of Trust (the "Agreement and Declaration of Trust"), which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to February 10, 2023, each fund’s name included “RetirementReady” instead of “Sustainable Retirement”.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of that series or class are entitled to vote. The Trustees may take many actions affecting a fund without shareholder approval, including under certain circumstances merging your fund into another Putnam fund. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of such fund.

Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

I-4

Information about the Prospectus and SAI

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the funds.

Under the Trust's Agreement and Declaration of Trust, any claims asserted against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts of The Commonwealth of Massachusetts.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, each fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options, and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal

I-5

by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund’s total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

For purposes of each fund’s fundamental policy on commodities and commodities contracts (#4 above), at the time of the establishment of the policy, swap contracts on financial instruments or rates were not within the understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the Commodity Futures Trading Commission (“CFTC”) that subject such swaps to regulation by the CFTC, the fund will not consider such instruments to be commodities or commodity contracts for purposes of this policy.

For purposes of each fund's fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC ("Putnam Management"), the fund's investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third -party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

I-6

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.

DISTRIBUTIONS – Maturity Fund

Each month, Maturity Fund will declare a distribution in an amount equal to its projected net investment income, which will be based upon Putnam Management's projections of dividends to be paid to Maturity Fund by its underlying funds during the period, adjusted for previously over- and under-distributed income, less projected expenses of Maturity Fund to be accrued for the period.

CHARGES AND EXPENSES

Management fees

Shareholders of each fund approved a new management contract with Putnam Management effective January 4, 2021 (the “Management Contract”). The substantive terms of the new Management Contract are substantially similar to the terms of your fund’s previous management contract dated August 1, 2009 (the “Previous Management Contract”), except for terms relating to the compensation to be paid by the funds to Putnam Management.

Under the Management Contract, each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”), as set forth below. “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month.

Years to Target Date	Annual Rate
45	0.55%
44	0.55%
43	0.55%
42	0.55%
41	0.55%
40	0.54%
39	0.54%
38	0.54%
37	0.54%
36	0.54%
35	0.53%
34	0.53%
I-7

33	0.53%
32	0.53%
31	0.53%
30	0.52%
29	0.52%
28	0.52%
27	0.52%
26	0.52%
25	0.51%
24	0.51%
23	0.51%
22	0.51%
21	0.51%
20	0.50%
19	0.50%
18	0.50%
17	0.50%
16	0.50%
15	0.49%
14	0.49%
13	0.49%
12	0.49%
11	0.49%
10	0.48%
9	0.48%
8	0.48%
7	0.48%
6	0.48%
5	0.47%
4	0.47%
3	0.47%
2	0.47%
1	0.47%
Thereafter	0.47%

Under the Previous Management Contract, the funds did not pay a monthly management fee to Putnam Management. Putnam Management received management fees from the underlying funds.

For the 2020 fiscal year and the portion of the 2021 fiscal year beginning August 1, 2020 and ending January 3, 2021 (the day before the effective date of the Management Contract), pursuant to the Previous Management Contract, the funds (other than the 2065 Fund, which was newly created and had not yet commenced operations) did not incur any fees. For the portion of the 2021 fiscal year beginning January 4, 2021 (the effective date of the Management Contract) and ending July 31, 2021 and for the 2022 fiscal year, pursuant to the Management Contract, each fund incurred the following fees:

I-8

Fund name	Fiscal year/fiscal period	Management fee paid	Amount of management fee waived	Amount management fee would have been without waivers
2065 Fund*	2022	$0	$1,555	$1,555
	2021	$0	$326	$326
2060 Fund	2022	$0	$46,668	$46,668
	2021	$0	$16,234	$16,234
2055 Fund	2022	$0	$218,171	$218,171
	2021	$0	$99,385	$99,385
2050 Fund	2022	$0	$482,828	$482,828
	2021	$0	$249,152	$249,152
2045 Fund	2022	$0	$631,466	$631,466
	2021	$0	$312,610	$312,610
2040 Fund	2022	$0	$990,228	$990,228
	2021	$0	$560,702	$560,702
2035 Fund	2022	$0	$901,717	$901,717
	2021	$0	$472,745	$472,745
2030 Fund	2022	$0	$1,182,592	$1,182,592
	2021	$0	$679,001	$679,001
2025 Fund	2022	$0	$945,895	$945,895
	2021	$0	$519,517	$519,517
Maturity Fund	2022	$0	$1,277,991	$1,277,991
	2021	$0	$846,760	$846,760

*Commenced operations on January 4, 2021.

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Fund-specific expense limitation. Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least February 10, 2026 (with the exception of 2060 Fund, where the contractual agreement is through February 10, 2033) in an amount equal to the fund's acquired fund fees and expenses (i.e., the fees and expenses incurred by the fund as a result of its investments in the underlying funds). In addition, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least February 10, 2026 (with the exception of 2060 Fund, where the contractual agreement is through February 10, 2033) in an amount sufficient to result in total annual fund operating expenses for class A, B (other than for 2065 Fund, which does not offer class B shares), C, R, R3, R4, R5, R6, and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.60%, 0.60%, 0.60%, 0.75%, 0.75%, 0.75%, 0.60%, 0.50%, and 0.60%, respectively, of the fund's average net assets. These obligations may be modified or discontinued only with the approval of the Board of Trustees. Prior to February 10, 2023, Putnam Management had contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund in an amount sufficient to result in total annual fund operating expenses for class A, B (other than for 2065 Fund, which does not offer class B shares), C, R, R3, R4, R5, R6, and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses, and extraordinary expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund's average net assets. Please see “Management—The Management Contract—General expense limitation” in Part II of this SAI for a description of another expense limitation that may apply to a fund.

Brokerage commissions

The funds do not pay brokerage commissions on their purchases and sales of the underlying funds.

Administrative expense reimbursement

The funds did not reimburse Putnam Management for administrative services during fiscal 2022.

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Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on each fund's behalf. Subject to the control of the Trustees, Putnam Management also manages each fund's other affairs and business.

The table below shows the value of each Trustee's holdings in each fund and in all of the funds in the “Putnam funds complex” as of December 31, 2022. The Putnam funds complex is composed of the Putnam mutual funds, closed-end funds, and exchange-traded funds.

Name of Trustee	Dollar range of Putnam Sustainable Retirement Funds shares owned	Aggregate dollar range of shares held in all funds in the Putnam funds complex overseen by Trustee
Independent Trustees
Liaquat Ahamed	2025 Fund $1-$10,000	over $100,000
Barbara M. Baumann	2030 Fund $1-$10,000 Maturity Fund $1-$10,000	over $100,000
Katinka Domotorffy	Maturity Fund $1-$10,000	over $100,000
Catharine Bond Hill	Maturity Fund $1-$10,000	over $100,000
Kenneth R. Leibler	Maturity Fund $1-$10,000	over $100,000
*Jennifer Williams Murphy	None	$10,001-$50,000
*Marie Pillai	None	$1-$10,000
George Putnam III	2025 Fund $10,001-$50,000 2055 Fund $1-$10,000 Maturity Fund $10,001-$50,000	over $100,000
Manoj P. Singh	Maturity Fund $1-$10,000	over $100,000
Mona K. Sutphen	2035 Fund $1-$10,000	$50,001-$100,000
Interested Trustee
** Robert L. Reynolds	2040 Fund $10,001-$50,000 Maturity Fund $1-$10,000	over $100,000

*Elected to the Board of Trustees of the Trust effective as of July 28, 2022.

** Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the funds and Putnam Management. Mr. Reynolds is deemed an "interested person" by virtue of his positions as an officer of the funds and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC

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and President of your fund and each of the other Putnam funds. None of the other Trustees is an "interested person".

Each Independent Trustee of the funds receives an annual retainer fee and an additional fee for each Trustee meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current Independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of Independent Trustees of the funds, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per regular Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during your fund’s most recently completed fiscal year, are shown in the table below:

Audit, Compliance and Risk Committee	12
Board Policy and Nominating Committee	10
Brokerage Committee	2
Contract Committee	8
Executive Committee	1
Investment Oversight Committees
Investment Oversight Committee A	6
Investment Oversight Committee B	6
Pricing Committee	8

Exchange-Traded Fund Committee	N/A*

*The Exchange-Traded Fund Committee was formed effective January 11, 2023 and, therefore, did not meet during the funds’ most recently completed fiscal year.

The following table shows the year each Trustee was first elected or appointed as a Trustee of the Putnam funds, the fees paid to each Trustee by the funds for fiscal 2022, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2022.

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COMPENSATION TABLE

Trustee/Year Elected or Appointed as a Trustee	Aggregate compensation from each series of the Putnam Sustainable Retirement Funds	Pension or retirement benefits accrued as part of fund expenses from each series of the Putnam Sustainable Retirement Funds	Estimated annual benefits from Putnam funds complex upon retirement(1)	Total compensation from Putnam funds complex (2)
Independent Trustees

Liaquat Ahamed/2012(3)	$0	N/A	N/A	$430,750
Ravi Akhoury/2009 (4)	$0	N/A	N/A	$209,750
Barbara M. Baumann/2010(3)	$0	N/A	N/A	$373,833
Katinka Domotorffy/2012(3)	$0	N/A	N/A	$410,750
Catharine Bond Hill/2017(3)	$0	N/A	N/A	$410,750
Paul L. Joskow/1997(3)(4)	$0	$0	$113,417	$209,750
Kenneth R. Leibler/2006(5)	$0	N/A	N/A	$470,750
Jennifer Williams Murphy/2022 (6)	$0	N/A	N/A	$141,000
Marie Pillai/2022 (6)	$0	N/A	N/A	$141,000
George Putnam III/1984(7)	$0	$0	$130,333	$375,750
Manoj P. Singh/2017(8)	$0	N/A	N/A	$369,500
Mona K. Sutphen/2020	$0	N/A	N/A	$392,000
Interested Trustee
Robert L. Reynolds/2008(9)	N/A	N/A	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2022, there were 92 mutual funds, 4 closed-end funds, and 7 exchange-traded funds in the Putnam funds complex. Messrs. Leibler, Putnam, Singh and Reynolds and Mses. Baumann, Murphy and Pillai were elected to the Board of Trustees of the exchange-traded funds effective as of January 11, 2023 and, therefore, did not receive any compensation in respect of those funds during the period shown in the table above.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.

(4) Messrs. Akhoury and Joskow retired from the Board of Trustees effective June 30, 2022.

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(5) Includes additional compensation to Mr. Leibler for service as Chair of the Board of Trustees.

(6) Mses. Murphy and Pillai were elected to the Board of Trustees of the Trust effective as of July 28, 2022 (or, for the other Putnam mutual funds and the closed-end funds, as of July 1, 2022).

(7) Includes additional compensation to Mr. Putnam for service as Chair of the Contract Committee.

(8) Includes additional compensation to Mr. Singh for service as Chair of the Audit, Compliance and Risk Committee.

(9) Mr. Reynolds is an "interested person" of the funds and Putnam Management.

Under a retirement plan for Trustees of Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the Board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

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Share ownership

At January 31, 2023, the officers and Trustees of the funds as a group owned less than 1% of the outstanding shares of each class of the funds, except class R6 shares of the 2030 Fund, 2025 Fund, and Maturity Fund, of which they owned 5.05%, 1.63%, and 4.64%, respectively, and, except as noted below, no person owned of record or to the knowledge of the funds beneficially 5% or more of any class of shares of the fund.

2065 Fund

Class	Shareholder name and address	Percentage owned
A	PAGE'S TREE SIMPLE IRA PLAN E SERVICE A/C Jeffrey C Page 738 Wolf Den Rd. Brooklyn, CT 06234-1418	18.22%
A	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	7.81%
A	WJP INC SIMPLE IRA PLAN A/C Alyssa L. Oplinger 512 Valley Rd. Hegins, PA 17938-9185	6.40%
A	ADAIR COUNTY SIMPLE IRA PLAN ABSTRACT & TITLE LLC A/C Travis C Pack 99047 S 4630 Rd. Sallisaw, OK 74955-9353	5.70%
A	INTEGRATED WEALTH MANAGEMENT SIMPLE IRA PLAN A/C Adam J Roberts 339A Nature Dr. San Jose, CA 95123-5121	5.49%
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2065 Fund (cont.)

Class	Shareholder name and address	Percentage owned
C	TYSON VU Sep Plan A/C Thai Vu P/G Of Tyson Vu P.O. Box 1502 Cordova, AK 99574-1502	39.07%
C	PAGE'S TREE SIMPLE IRA PLAN E SERVICE A/C Jeffrey C Page 738 Wolf Den Rd. Brooklyn, CT 06234-1418	27.35%
C	BROCKTON PUBLIC SCHOOL 403(B) PLAN A/C Susan A. Devaney 15 Cape Cod Ln. Canton, MA 02021-3605	20.34%
C	ISHCORP ENTERPRISES INC. SIMPLE IRA PLAN A/C NICHOLAS TSUTSUI 79 S PEAK Laguna Niguel, CA 92677-2903	7.56%
R	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R3	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R4	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R5	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R6	GREAT WEST TRUST COMPANY LLC The Putnam Retirement Plan 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	95.14%
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2065 Fund (cont.)

Class	Shareholder name and address	Percentage owned
Y	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	81.34%
Y	LEFLORE COUNTY ABSTRACT & TITLE LLC SIMPLE IRA PLAN A/C Shelbey L Jackson 20857 State Highway 83 Howe, OK 74940-3055	18.66%

2060 Fund

Class	Shareholder name and address	Percentage owned
B	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
C	CONNOR B. TRYON 2502 Los Alamos Ct. Las Cruces, NM 88011-1657	22.02%
C	JUAN M. LEON-ESTRADA IRA ROLLOVER PLAN 14154 W Stanislaus Ave. Kerman, CA 93630-2119	11.33%
C	CHRISTOPHER CHRISTIAN SEP IRA Plan A/C Christopher Christian 48 Patches Ln. Pell City, AL 35128-7268	8.57%
C	LUIS ORTIZ SEP IRA PLAN A/C Luis Ortiz 3204 Cove Rd Pennsauken, NJ 08109-2537	8.12%
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2060 Fund (cont.)

Class	Shareholder name and address	Percentage owned
C	ANNETTE M. HUBBERT ROTH IRA PLAN 303 Sunny Hill Rd Middleberg, PA 17842-9432	5.57%
R	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R3	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	71.09%
R3	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	22.35%
R3	FIIOC FBO CB RICHARD ELLIS NE PARTNERS LP 401K RETIREMENT PLAN 100 Magellan Way Covington, KY 41015-1987	6.56%
R4	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	81.05%
R4	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	18.95%
R5	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R6	EMPOWER TRUST COMPANY, LLC The Putnam Retirement Plan 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	97.16%
Y	EMPOWER TRUST COMPANY, LLC Great West IRA Advantage 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	99.54%

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2055 Fund

Class	Shareholder name and address	Percentage owned
A	NATIONAL FINANCIAL SERVICES, LLC FBO its customers 499 Washington Blvd. Jersey City, NJ 07310	12.31%
A	TD AMERITRADE INC FBO Our Customers P.O. Box 2226 Omaha, NE 68103-2226	5.49%
B	TIMOTHY J. MACLAUGHLIN, JR 21 Poulin Drive Lancaster, MA 01523	32.21%
B	ALEXIS PETERSEN 8242 S Festive Way West Jordan, UT 84088	29.46%
B	KEALEY GILL ROTH IRA PLAN P.O. Box 57794 Salt Lake City, UT 84157-0794	7.83%
B	PERSHING LLC 1 Pershing Plaza Jersey City, NJ 07399	7.42%
B	BRANDON M HAMMOND IRA PLAN 205 Appomattox Dr. Simpsonville, SC 29681-3356	5.20%
C	GRAND FORKS PUBLIC SCH DIST 1 403(B) PLAN A/C Alison Cherney 18460 Hoffman Ave. Brookfield, WI 53045-3448	8.12%
C	SYSTEMATIC ASIAN LEADERSHIP A/C Nathan Clifton P.O. Box 38405 Charlotte, NC 28272	6.98%

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2055 Fund (cont.)

Class	Shareholder name and address	Percentage owned
C	ABILITY A/C & REFRIGERATION INC SIMPLE IRA PLAN A/C Ryan B Foertschbeck 3546 Miller Rd. Street, MD 21154-1305	6.47%
C	TOTAL TOOLING CONCEPTS SIMPLE IRA PLAN A/C Dustin Cronkright 2771 Fieldstone Ct. SW Wyoming, MI 49418-9304	6.15%
C	COMPRESSOR ENERGY SERVICES LLC SIMPLE IRA PLAN A/C Scott L Mills 8 Cilley Brook Ln. Hebron, NH 03241-4351	5.83%
R	MATRIX TRUST COMPANY MILLWRIGHT HOLDINGS LLC 401(K) 717 17th St. Ste 1300 Denver, CO 80202-3304	44.50%
R	MATRIX TRUST COMPANY MISSISSIPPI COAST TRANSPORTATION AU 717 17th St, STE 1300 Denver, CO 80202	38.85%
R	MATRIX TRUST COMPANY JOURNEY PAYROLL RETIREMENT TRUST 717 17th St. Ste 1300 Denver, CO 80202-3304	16.64%
R3	ASCENSUS TRUST COMPANY CPACKET NETWORKS INC P.O. Box 10758 Fargo, ND 58106-0758	17.11%
R3	ASCENSUS TRUST COMPANY ADVANTAGE HEALTH SYSTEMS 401(K) PLAN P.O. Box 10758 Fargo, ND 58106-0758	12.04%

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2055 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R3	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	8.83%
R3	PAI TRUST COMPANY INC JUDICIAL REPORTING AND TYPING SERVICES 1300 Enterprise Dr. De Pere, WI 54115-4934	8.49%
R3	MATRIX TRUST COMPANY SYRPES AND PANGBORN PLLC 717 17th St. Ste 1300 Denver, CO 80202-3304	7.32%
R3	FIIOC FBO CB RICHARD ELLIS NE PARTNERS LP 401K Retirement Plan 100 Magellan Way Covington, KY 41015-1987	6.99%
R3	ASCENSUS TRUST COMPANY MONTROY ANDERSON 401K 690694 P.O. Box 10758 Fargo, ND 58106-0758	6.60%
R4	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	96.30%
R5	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R6	GREAT WEST TRUST COMPANY LLC The Putnam Retirement Plan 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	98.39%
Y	EMPOWER TRUST COMPANY, LLC Great West IRA Advantage 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	99.79%
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2050 Fund

Class	Shareholder name and address	Percentage owned
A	NATIONAL FINANCIAL SERVICES, LLC FBO its customers 499 Washington Blvd. Jersey City, NJ 07310	12.63%
A	JUNENOIRE FONTE IRA PLAN 8 Riversedge Dr Milford, NH 03055-8900	6.26%
B	NATIONAL FINANCIAL SERVICES, LLC FBO its customers 499 Washington Blvd. Jersey City, NJ 07310	57.94%
B	SHANNON M GENDAY IRA ROLLOVER PLAN 11596 Claymont Cir Windermere, FL 34786-5329	6.09%
B	MILFORD PUBLIC SCHOOLS 403(B) PLAN A/C Johanna K Roy 8 Reagan Rd Milford, MA 01757-2269	6.08%
C	CANTON PUBLIC SCHOOLS 403(B) PLAN A/C Julie A. Foley 787 Sea St. Quincy, MA 02169-3421	8.37%
C	AMERICAN ENTERPRISE INVESTMENT SERVICES 707 2nd Ave. S Minneapolis, MN 55402-2405	6.41%
C	LPL FINANCIAL ATTN: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091	6.07%

I-22

2050 Fund (cont.)

Class	Shareholder name and address	Percentage owned
C	BRIDGEWATER-RAYNHAM REG SCH DIST 403(B) PLAN A/C Meghan O. Driscoll 50 Aspen Dr Bridgewater, MA 02324-1244	5.25%
C	AMEBA MARKETING INC SIMPLE IRA PLAN A/C Lauren A Avallone 8 Lori Rd Monmouth Bch, NJ 07750-1012	5.25%
R	MATRIX TRUST COMPANY MILLWRIGHT HOLDINGS LLC 401(K) 717 17th St. Ste 1300 Denver, CO 80202-3304	56.86%
R	ASCENSUS TRUST COMPANY JOYCE & MCFARLAND LLP RETIREMENT TRUST P.O. Box 10758 Fargo, ND 58106-0758	42.00%
R3	ASCENSUS TRUST COMPANY CPACKET NETWORKS INC P.O. Box 10758 Fargo, ND 58106-0758	34.20%
R3	ASCENSUS TRUST COMPANY ADVANTAGE HEALTH SYSTEMS 401(K) PLAN P.O. Box 10758 Fargo, ND 58106-0758	19.56%
R3	ASCENSUS TRUST COMPANY ALTAVIZ 401(K) PLAN P.O. Box 10758 Fargo, ND 58106-0758	8.32%

I-23

2050 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R3	ASCENSUS TRUST COMPANY GENIA, LLC PROFIT SHARING PLAN P.O. Box 10758 Fargo, ND 58106-0758	6.52%
R3	ASCENSUS TRUST COMPANY HAMAGUCHI & ASSOCIATES 401K P.O. Box 10758 Fargo, ND 58106-0758	6.29%
R3	NFS LLC FBO STATE STREET BANK TR FBO Various Retirement Plans 499 Washington Blvd Jersey City, NJ 07310-1995	5.28%
R4	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	79.37%
R4	MATRIX TRUST COMPANY C&H EXCAVATION, LLC 401(K) PLAN 717 17th St. Ste 1300 Denver, CO 80202-3304	15.46%
R4	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	5.17%
R5	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R6	GREAT-WEST TRUST CO LLC The Putnam Retirement Plan 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	90.41%
R6	ASCENSUS TRUST COMPANY INNOVIA CONSULTING 401K PENSION PLAN P.O. Box 10758 Fargo, ND 58106-0758	6.05%

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2050 Fund (cont.)

Class	Shareholder name and address	Percentage owned
Y	EMPOWER TRUST COMPANY, LLC Great-West IRA Advantage 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	99.40%

2045 Fund

Class	Shareholder name and address	Percentage owned
A	NATIONAL FINANCIAL SERVICES, LLC FBO its customers 499 Washington Blvd. Jersey City, NJ 07310	15.49%
A	DAVID A BEYERLEIN IRA ROLLOVER PLAN 4388 Brookstone Dr Cloverdale, OH 45827-9426	8.17%
B	KRISTEN M. HUG 24597 Country Road Archbold, OH 43502	24.65%
B	JODI A. TURNWALD 22714 Road N Cloverdale, OH 45827	21.91%
B	NATIONAL FINANCIAL SERVICES, LLC FBO its customers 499 Washington Blvd. Jersey City, NJ 07310	12.93%

I-25

2045 Fund (cont.)

Class	Shareholder name and address	Percentage owned
B	LATTER AND BLUM SEP IRA PLAN A/C Gregory S Jeanfreau 3121 Fortin St. New Orleans, LA 70119-280	7.84%
C	BRIDGEWATER-RAYNHAM REG SCHOOL DISTRICT 403(B) PLAN A/C Katelyn O. Carreau 413 Country Club Way Kingston, MA 02364-4108	11.29%
C	LEWISTON PORTER FCU A/C Kenneth Stadler 14 Hobart Street Buffalo, NY 14206-2921	8.54%
C	CHARLES H SCHLOTTMAN IRA ROLLOVER PLAN 1385 SE 72nd Ave. Hillsboro, OR 97123-6006	7.46%
C	EMERALD ELECTRICAL CONTRACTORS SAR SEP PLAN A/C Christine E Quick 3038 US Route 11 La Fayette, NY 13084-3336	5.55%
C	MATTHEW J MANZ IRA PLAN 1940 Elm Ave Jamison, PA 18929-1000	5.27%
C	RENEE M MANZ IRA PLAN 1940 Elm Ave Jamison, PA 18929-1000	5.16%
R	MATRIX TRUST COMPANY JOURNEY PAYROLL RETIREMENT TRUST 717 17th St, STE 1300 Denver, CO 80202	83.29%
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2045 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R	MATRIX TRUST COMPANY MISSISSIPPI COAST TRANSPORTATION AU 717 17th St, STE 1300 Denver, CO 80202	16.70%
R3	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	30.28%
R3	ASCENSUS TRUST COMPANY CPACKET NETWORKS INC 690515 P.O. Box 10758 Fargo, ND 58106-0758	10.75%
R3	ASCENSUS TRUST COMPANY LAJF 401K RET PLAN P.O. Box 10758 Fargo, ND 58106-0758	9.17%
R3	ASCENSUS TRUST COMPANY ADVANTAGE HEALTH SYSTEMS 401(K) PLAN P.O. Box 10758 Fargo, ND 58106-0758	7.12%
R3	MATRIX TRUST COMPANY11.00 HARKER MELLINGER LLC 717 17th St., STE 1300 Denver, CO 80202	6.80%
R4	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	93.21%
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2045 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R4	PAI TRUST COMPANY INC COLONIAL INSTRUMENTS, INC. 401(K) P 1300 Enterprise Dr. De Pere, WI 54115-4934	6.71%
R5	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R6	GREAT WEST TRUST COMPANY LLC The Putnam Retirement Plan 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	97.16%
Y	EMPOWER TRUST COMPANY, LLC Great-West IRA Advantage 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	99.92%

2040 Fund

Class	Shareholder name and address	Percentage owned
A	NATIONAL FINANCIAL SERVICES LLC FBO its customers 499 Washington Blvd. Jersey City, NJ 07310	11.27%
A	PERSHING LLC 1 Pershing Plaza Jersey City, NJ 07399	7.17%
B	MATTHEW KOHUT 84 Winfried Drive Merrick, NY 11566	19.99%
B	CARRIE C. ROSBURG 2722 Lanner St. Casper, WY 82604-4280	12.91%
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2040 Fund (cont.)

Class	Shareholder name and address	Percentage owned
B	CHRIS A. BURGEI IRA Plan 16696 Road 27 Fort Jennings, OH 45844-8850	10.44%
B	TRN FINANCIAL LLC A/C Toby R Leboeuf 1710 Lake Charlotte Lane Richmond, TX 77406-8094	9.43%
B	NATIONAL FINANCIAL SERVICES LLC FBO its customers 499 Washington Blvd. Jersey City, NJ 07310	7.84%
B	TRN FINANCIAL LLC A/C Nicole H Leboeuf 1710 Lake Charlotte Lane Richmond, TX 77406-8094	7.24%
C	CATHERINE PEWITT SEP IRA Plan A/C Catherine B Pewitt 1913 Winnsboro Rd. Birmingham, AL 35213-1743	10.67%
C	CHARLES SCHWAB & CO INC Special Custody Account FBO Their Customers 211 Main Street San Francisco, CA 94105-1905	7.34%
C	TRINA VOSTERS IRA Rollover Plan 819 Marquette St. Menasha, WI 54952-2829	7.03%
R	ASCENSUS TRUST COMPANY JOYCE & MCFARLAND LLP RETIREMENT TR P.O. Box 10758 Fargo, ND 58106-0758	63.08%
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2040 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R	MATRIX TRUST COMPANY JOURNEY PAYROLL RETIREMENT TRUST 717 17th St., STE 1300 Denver, CO 80202	33.38%
R3	ASCENSUS TRUST COMPANY FBO CPACKET NETWORKS INC 690515 P.O. Box 10758 Fargo, ND 58106-0758	23.56%
R3	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	15.16%
R3	ASCENSUS TRUST COMPANY FBO PEAK FACILITATION GROUP 401K PLAN P.O. Box 10758 Fargo, ND 58106-0758	14.58%
R3	EMPOWER TRUST COMPANY, LLC Recordkeeping for Various Benefit Plans 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	9.95%
R3	PAI TRUST COMPANY INC DIAMONDHEAD URGENT CARE LLC 401K 1300 Enterprise Dr. De Pere, WI 54115-4934	9.81%
R3	ASCENSUS TRUST COMPANY FBO RKA CIVIL ENGINEERS, INC 401(K) P.O. Box 10758 Fargo, ND 58106-0758	7.30%
R4	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	95.82%
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2040 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R5	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R6	GREAT WEST TRUST COMPANY LLC The Putnam Retirement Plan 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	96.39%
Y	EMPOWER TRUST COMPANY, LLC Great-West IRA Advantage 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	99.30%

2035 Fund

Class	Shareholder name and address	Percentage owned
A	PERSHING LLC 1 Pershing Plaza Jersey City, NJ 07399	13.41%
B	TAUNTON PUBLIC SCHOOL 403(B) PLAN A/C Matthew J Kelly 120 Church St. West Roxbury, MA 02132-1053	28.00%
B	KAHLE & ASSOCIATES CPAS LLC SIMPLE IRA PLAN A/C Scott L Kahle 113 Riverview Dr. Kalida, OH 45853-2008	14.25%
B	NATICK PUBLIC SCHOOLS 403(B) PLAN A/C Marnie Musante 13 Arthur St. Natick, MA 01760-2817	13.87%
I-31

2035 Fund (cont.)

Class	Shareholder name and address	Percentage owned
B	STACIE CARPENTER IRA ROLLOVER PLAN 3776 W Fontana Way Unit J108 South Jordan, UT 84095-5574	6.48%
B	JONATHAN C CANTRELL ROTH IRA PLAN 5527 Preserve Pt Flowery Br, GA 30542-6111	6.15%
B	LINCOLN INVESTMENT PLANNIN G, LLC FBO Lincoln Customers 601 Office Center Dr Ste 300 Ft Washington, PA 19034-3275	5.21%
C	ROCKWOOD SCHOOL DISTRICT 403(B) PLAN A/C Debbie Lucken 18530 Sassafras Point Dr. Glencoe, MO 63038-1122	13.77%
C	CANDACE L. SMITH 10 Dead End Road Lebanon, PA 17046	9.69%
C	TAUNTON PUBLIC SCHOOLS 403(B) PLAN A/C Christine M Strawbridge 22 Partridge Circle Taunton, MA 02780-1278	6.74%
C	TOWN OF COHASSET PUBLIC SCHOOLS 403(B) PLAN A/C David Vinton 127 South S.t Hanson, MA 02341-2059	6.37%
R	ASCENSUS TRUST COMPANY PREMIER TOOL, INC. P.O. Box 10758 Fargo, ND 58106-0758	49.23%
R	ASCENSUS TRUST COMPANY GARTNER ANESTHESIA PLLC 401K P.O. Box 10758 Fargo, ND 58106-0758	40.19%
I-32

2035 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R	MATRIX TRUST COMPANY MISSISSIPPI COAST TRANSPORTATION AU 717 17th St, STE 1300 Denver, CO 80202	10.10%
R3	ASCENSUS TRUST COMPANY CPACKET NETWORKS INC 690515 P.O. Box 10758 Fargo, ND 58106-0758	22.07%
R3	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	20.21%
R3	ASCENSUS TRUST COMPANY GRAIN TO GLASS LLC 401K PLAN P.O. Box 10758 Fargo, ND 58106-0758	9.40%
R3	MATRIX TRUST COMPANY HARKER MELLINGER LLC 717 17th St, STE 1300 Denver, CO 80202	5.90%
R3	ASCENSUS TRUST COMPANY RKA CIVIL ENGINEERS, INC 401(K) P.O. Box 10758 Fargo, ND 58106-0758	5.88%
R3	ASCENSUS TRUST COMPANY B & H OIL COMPANY INC. 401K PS PLAN P.O. Box 10758 Fargo, ND 58106-0758	5.59%
R4	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	97.78%
R5	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
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2035 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R6	GREAT WEST TRUST COMPANY LLC The Putnam Retirement Plan 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	93.02%
Y	EMPOWER TRUST COMPANY, LLC Great-West IRA Advantage 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	99.11%

2030 Fund

Class	Shareholder name and address	Percentage owned
A	PERSHING LLC 1 Pershing Plaza Jersey City, NJ 07399	7.55%
B	PATRICIA D. REEF IRA ROLLOVER PLAN 12530 S Mountain View Dr. Riverton, UT 84065-7285	25.86%
B	LINCOLN INVESTMENT PLANNING, LLC FBO Lincoln Customers 601 Office Center Dr. Ste 300 Ft Washington, PA 19034-3275	12.54%
B	ISLIP UNION FREE SCHOOL DISTRICT 403(B) PLAN A/C Jason Vitale 121 Monell Ave. Islip, NY 11751-4309	8.96%
I-34

2030 Fund (cont.)

Class	Shareholder name and address	Percentage owned
C	BEAVERCREEK CITY SCHOOLS A/C Nicola Moorhead 2389 Brown Bark Drive Beavercreek, OH 45431-2686	12.75%
C	JOSEPH M MARTINEZ IRA ROLLOVER PLAN 5089 W Athens Ave. Fresno, CA 93722-2306	6.67%
C	BEAVERCREEK CITY SCHOOLS 403(B) PLAN A/C Staci Auer 3848 Mesquite Dr. Beavercreek, OH 45440-3498	6.44%
C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2nd Ave. S Minneapolis, MN 55402-2405	5.85%
R	ASCENSUS TRUST COMPANY VANTAGE TECHNOLOGIES USA 401(K) PLAN P.O. Box 10758 Fargo, ND 58106-0758	89.89%
R	MATRIX TRUST COMPANY MISSISSIPPI COAST TRANSPORTATION AU 717 17TH St. STE 1300 Denver, CO 80202-3304	9.97%
R3	ASCENSUS TRUST COMPANY MICHAEL T GOLDFARB PC PROFIT S P.O. Box 10758 Fargo, ND 58106-0758	15.44%
R3	MATRIX TRUST COMPANY CUST FBO THE MARTIN LUTHER SCHOOL 403(B) 717 17TH St. STE 1300 Denver, CO 80202-3304	12.24%
I-35

2030 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R3	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	11.80%
R3	ASCENSUS TRUST COMPANY ISRG RET PLAN P.O. Box 10758 Fargo, ND 58106-0758	9.35%
R3	ASCENSUS TRUST COMPANY FTS EMPLOYEES. RETIREMENT PLAN P.O. Box 10758 Fargo, ND 58106-0758	8.36%
R3	ASCENSUS TRUST COMPANY CPACKET NETWORKS INC P.O. Box 10758 Fargo, ND 58106-0758	7.29%
R3	ASCENSUS TRUST COMPANY B & H OIL COMPANY INC. 401K PS PLAN P.O. Box 10758 Fargo, ND 58106-0758	5.85%
R3	ASCENSUS TRUST COMPANY ADVANTAGE HEALTH SYSTEMS 401(K) PLAN P.O. Box 10758 Fargo, ND 58106-0758	5.42%
R4	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	99.26%
R5	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
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2030 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R6	GREAT WEST TRUST COMPANY LLC The Putnam Retirement Plan 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	95.48%
Y	EMPOWER TRUST COMPANY, LLC Great-West IRA Advantage 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	99.71%

2025 Fund

Class	Shareholder name and address	Percentage owned
A	PERSHING LLC 1 Pershing Plaza Jersey City, NJ 07399	9.95%
B	KENNEYVILLE SCHOOL DISTRICT #20 403(B) PLAN 215 Rush St. Roselle, IL 60172-2224	29.03%
B	LITTLE PEOPLES DAY CARE 403(B) PLAN 238 Lincoln St. Blackstone, MA 01504-1203	11.37%
B	MONTVILLE CT BOE 403(B) PLAN A/C Deborah Piacenza 945 Vauxhall Street Ext. Quaker Hill, CT 06375-1037	9.65%
B	GALENA UNIT DISTRICT 120 403(B) PLAN A/C Lydia M Nowak 905 Addington Ct Unit 202 Venice, FL 34293-2328	8.88%
I-37

2025 Fund (cont.)

Class	Shareholder name and address	Percentage owned
B	TAUNTON PUBLIC SCHOOLS 403(B) PLAN A/C Donna Gavin 63 Malbone St. Lakeville, MA 02347-2255	6.22%
B	NORTHAMPTON AREA SCHOOL DISTRICT 403(B) PLAN A/C Mary T Celia 6985 Bergen Circle Bethlehem, PA 18017-9394	6.12%
B	SHIRLEY M OTT IRA PLAN 317 Herman St York, PA 17404-3428	5.43%
C	JAY D CARLSON IRA PLAN 5708 Oliver Ave. S Minneapolis, MN 55419-1551	23.24%
C	BEAVERCREEK CITY SCHOOLS 403(B) PLAN A/C Deron J. Schwieterman 2623 Roanoke Avenue Oakwood, OH 45419-1354	9.04%
R	ASCENSUS TRUST COMPANY MR. APPLIANCE RET PLAN P.O. Box 10758 Fargo, ND 58106-0758	87.24%
R	MATRIX TRUST COMPANY DISABLED RESOURCE SERVICES 717 17th Street, Suite 1300 Denver, CO 80202-3304	7.97%
R3	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	28.68%
I-38

2025 Fund (cont.)

Class	Shareholder name and address	Percentage owned
R3	MATRIX TRUST COMPANY HARKER MELLINGER LLC 717 17th Street, Suite 1300 Denver, CO 80202-3304	14.46%
R3	ASCENSUS TRUST COMPANY INSIGHT FAMILY EYE CARE PC RETIREME P.O. Box 10758 Fargo, ND 58106-0758	6.44%
R3	ASCENSUS TRUST COMPANY GSAVISION CONSULTING P.O. Box 10758 Fargo, ND 58106-0758	5.63%
R3	ASCENSUS TRUST COMPANY CREATIVE MANAGEMENT INC P.O. Box 10758 Fargo, ND 58106-0758	5.23%
R4	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	93.71%
R5	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R6	GREAT WEST TRUST COMPANY LLC The Putnam Retirement Plan 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	96.95%
Y	EMPOWER TRUST COMPANY, LLC Great-West IRA Advantage 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	99.65%

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Maturity Fund

Class	Shareholder name and address	Percentage owned
A	PERSHING LLC 1 Pershing Plaza Jersey City, NJ 07399	14.66%
B	DONNA M MEDEIROS IRA ROLLOVER PLAN 343 Lafayette St. Somerset, MA 02726-3456	13.09%
B	PERSHING LLC 1 Pershing Plaza Jersey City, NJ 07399	11.74%
B	CITY OF WORCESTER 403(B) PLAN A/C Deidre M Shea 2 Woodside Dr. Shrewsbury, MA 01545-7733	10.42%
B	CRAIG T WORREL IRA ROLLOVER PLAN 909 Mechanic St Emporia, KS 66801-2958	6.92%
B	ROSEDALE MANOR 403(B) PLAN A/C David A Boyer 2483 Kremers Ln Villa Hills, KY 41017-1164	6.23%
B	HUA HSING WEI IRA PLAN 9146 Emperor Ave San Gabriel, CA 91775-2019	5.81%
C	LPL FINANCIAL ATTN: Lindsay O’Toole 4707 Executive Drive San Diego, CA 92121-3091	21.45%

I-40

Maturity Fund (cont.)

Class	Shareholder name and address	Percentage owned
C	FAIRFIELD BOARD OF EDUCATION 403(B) PLAN A/C Eileen Frankel 9 Katy Lane Norwalk, CT 06851-5901	19.47%
C	ANGELA E WHISNEY IRA ROLLOVER PLAN 49396 770th St. Jackson, MN 56143-3806	11.51%
R	ASCENSUS TRUST COMPANY WILLIAM A. HELLER, P.A. SOLOK P.O. Box 10577 Fargo, ND 58106-0577	86.86%
R	MATRIX TRUST COMPANY JOURNEY PAYROLL RETIREMENT TRUST 717 17th St, STE 1300 Denver, CO 80202	10.23%
R3	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	30.82%
R3	ASCENSUS TRUST COMPANY FBO RKA CIVIL ENGINEERS, INC 401(K) P.O. Box 10577 Fargo, ND 58106-0577	11.36%
R3	ASCENSUS TRUST COMPANY FBO JAMES DALTON 401(K) P.O. Box 10577 Fargo, ND 58106-0577	10.86%
R3	ASCENSUS TRUST COMPANY FBO TRUE VALUE TITLE SH PLAN P.O. Box 10577 Fargo, ND 58106-0577	7.53%
R4	EMPOWER TRUST COMPANY, LLC Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	82.79%

I-41

Maturity Fund (cont.)

Class	Shareholder name and address	Percentage owned
R4	MATRIX TRUST COMPANY CUST FBO C&H EXCAVATION, LLC 401(K) PLAN 717 17th St, STE 1300 Denver, CO 80202	9.87%
R4	ASCENSUS TRUST COMPANY FBO BROKERAGE PROFESSIONALS INC P.O. Box 10577 Fargo, ND 58106-0577	6.87%
R5	PUTNAM INVESTMENTS, LLC 100 Federal Street Boston, MA 02110	100.00%
R6	GREAT-WEST TRUST CO LLC The Putnam Retirement Plan 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	90.85%
Y	EMPOWER TRUST COMPANY, LLC Great-West IRA Advantage 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	99.54%

Distribution fees

During fiscal 2022, each fund paid the following 12b-1 fees to Putnam Retail Management:

I-42

Fund name	Class A	Class B	Class C	Class R	Class R3
2065 Fund	$75	N/A	$1,362	$55	$27
2060 Fund	$2,376	$164	$2,988	$85	$98
2055 Fund	$11,677	$819	$9,821	$240	$7,325
2050 Fund	$18,348	$2,056	$9,634	$2,559	$7,188
2045 Fund	$31,868	$4,610	$8,605	$400	$9,173
2040 Fund	$42,343	$3,825	$8,491	$695	$9,079
2035 Fund	$56,657	$3,050	$11,828	$2,854	$14,948
2030 Fund	$59,234	$2,268	$10,803	$2,257	$15,695
2025 Fund	$60,979	$2,942	$15,726	$3,517	$9,757
Maturity Fund	$69,282	$3,881	$13,278	$3,556	$5,159

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

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Fund name	Fiscal year	Total front-end sales charges	Sales charges retained by Putnam Retail Management after dealer concessions	Contingent deferred sales charges
2065 Fund*	2022	$1,401	$305	$0
	2021	$490	$196	$0
2060 Fund	2022	$9,062	$1,730	$18
	2021	$10,131	$2,263	$0
	2020	$6,804	$1,280	$433
2055 Fund	2022	$24,536	$6,278	$147
	2021	$18,695	$4,375	$92
	2020	$20,518	$4,091	$53
2050 Fund	2022	$26,115	$6,467	$152
	2021	$27,716	$6,561	$99
	2020	$19,894	$4,591	$67
2045 Fund	2022	$22,800	$5,839	$106
	2021	$33,188	$10,239	$83
	2020	$29,620	$7,849	$109
2040 Fund	2022	$25,719	$6,068	$74
	2021	$23,693	$4,862	$16
	2020	$35,909	$7,106	$9
2035 Fund	2022	$34,075	$9,123	$0
	2021	$35,453	$10,404	$137
	2020	$39,803	$9,387	$0

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Fund name	Fiscal year	Total front-end sales charges	Sales charges retained by Putnam Retail Management after dealer concessions	Contingent deferred sales charges
2030 Fund	2022	$30,114	$7,876	$50
	2021	$35,036	$11,104	$32
	2020	$34,617	$10,965	$12
2025 Fund	2022	$29,058	$8,865	$4,623
	2021	$31,051	$10,648	$11
	2020	$52,109	$18,240	$3
Maturity Fund	2022	$6,423	$1,688	$4
	2021	$8,132	$2,870	$9
	2020	$9,800	$3,511	$27

* Commenced operations on January 4, 2021.

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

I-45

Fund name	Fiscal year	Contingent deferred sales charges
2065 Fund*	2022	N/A
	2021	N/A
2060 Fund	2022	$0
	2021	$0
	2020	$0
2055 Fund	2022	$1
	2021	$0
	2020	$0
2050 Fund	2022	$127
	2021	$38
	2020	$1,216
2045 Fund	2022	$7
	2021	$20
	2020	$141
2040 Fund	2022	$0
	2021	$85
	2020	$425
2035 Fund	2022	$0
	2021	$3
	2020	$379
2030 Fund	2022	$0
	2021	$367
	2020	$101
2025 Fund	2022	$18
	2021	$27
	2020	$621
Maturity Fund	2022	$24
	2021	$567
	2020	$653

* Commenced operations on January 4, 2021. The fund does not offer class B shares.

I-46

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

Fund name	Fiscal year	Contingent deferred sales charges
2065 Fund*	2022	$0
	2021	$0
2060 Fund	2022	$25
	2021	$112
	2020	$412
2055 Fund	2022	$115
	2021	$114
	2020	$52
2050 Fund	2022	$4
	2021	$48
	2020	$90
2045 Fund	2022	$52
	2021	$91
	2020	$73
2040 Fund	2022	$65
	2021	$187
	2020	$93
2035 Fund	2022	$211
	2021	$153
	2020	$204
2030 Fund	2022	$435
	2021	$151
	2020	$206
2025 Fund	2022	$194
	2021	$3
	2020	$87
Maturity Fund	2022	$61
	2021	$50
	2020	$3

*Commenced operations on January 4, 2021.

I-47

Investor servicing fees

During the 2022 fiscal year, each fund incurred the following fees for investor servicing provided by Putnam Investor Services, Inc.

2065 Fund	$340
2060 Fund	$9,199
2055 Fund	$49,989
2050 Fund	$110,047
2045 Fund	$149,292
2040 Fund	$238,116
2035 Fund	$222,448
2030 Fund	$301,510
2025 Fund	$247,651
Maturity Fund	$344,433

PORTFOLIO MANAGERS

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund's portfolio managers managed as of the funds’ most recent fiscal year-end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

I-48

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Robert Schoen	30*	$8,387,100,000	51	$5,615,600,000	5	$24,600,000
Brett Goldstein	30*	$8,387,100,000	51	$5,615,600,000	1	$1,500,000
Adrian Chan	30*	$8,387,100,000	46	$5,601,000,000	4	$23,600,000
James Fetch	30*	$8,387,100,000	51	$5,615,600,000	1	$100,000

*       2 accounts, with total assets of $593,800,000, pay an advisory fee based on account performance.

See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

Compensation of portfolio managers

Portfolio managers are evaluated and compensated across the group of specified products they manage, in part, based on their performance relative to peers or performance ahead of the applicable benchmark, depending on the product, based on a blend of 3-year and 5-year performance or, if shorter, over the life of the fund. In addition, evaluations take into account individual contributions and a subjective component.

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on group, individual, and subjective performance, and may also reflect the performance of Putnam as a firm.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For these funds, Putnam evaluates performance based on the performance of the underlying funds.

I-49

Ownership of securities

As of the end of the funds’ last fiscal year, the portfolio managers of the funds owned no shares of the funds, including investments by immediate family members and amounts invested through retirement and deferred compensation plans.

SECURITIES LENDING ACTIVITIES

The funds did not participate in any securities lending activities during the most recent fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts 02210, is the funds' independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds' Annual Report for the funds' most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the Report of Independent Registered Public Accounting Firm, given on their authority as experts in auditing and accounting.

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THE PUTNAM FUNDS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

PART II

HOW TO BUY SHARES

Each prospectus of a fund (a “prospectus”) describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. For a fund that offers multiple classes of shares, the investment performance of the classes will vary because of different sales charges and expenses. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services, Inc., the funds’ investor servicing agent (“Putnam Investor Services”), at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored retirement plans (including, for example, 401(k) plans, employer-sponsored 403(b) plans, and 457 plans, as well as “non-qualified” deferred compensation plans) should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

Except as set forth below, the fund does not accept new accounts or additional investments (including by way of exchange from another fund) into existing accounts held in the name of persons or entities that do not have both a residential or business address within the United States (including APO/FPO addresses) and a valid U.S. tax identification number. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments. Individuals resident in the European Economic Area (“EEA”), in particular, should take note that the fund’s shares are not offered for sale in the EEA.

Non-U.S. institutional clients may invest in a fund, provided that the client is acting for its own account and is not a financial institution (e.g., a broker-dealer purchasing shares on behalf of its customers), and has provided Putnam with documentation (i) that is appropriate to the type of entity seeking to establish the account and (ii) sufficient to enable Putnam Investor Services to determine that the investment would not violate any applicable securities laws or regulations, including non-U.S. laws and regulations. Non-U.S. employees of Putnam, its parent company, Power Corporation of Canada (“Power”), subsidiaries and affiliates of Power, and certain related entities, and the immediate family members of such employees may invest in a fund during the term of employment of the employee, subject to applicable law and certain procedural requirements.

In addition, class M shares are only available (1) to certain employer-sponsored retirement plans investing in George Putnam Balanced Fund and (2) for Putnam Diversified Income Trust, Putnam High Yield Fund, and Putnam Income Fund for public offering in Japan through certain Japanese registered broker-dealers with whom Putnam Retail Management Limited Partnership has an agreement. All other class M shares of the Putnam Funds were converted into class A shares effective November 25, 2019, except that class M shares of Putnam Global Income Trust and Putnam Mortgage Securities Fund held in Japan were liquidated effective December 9, 2019.

In addition, the fund does not accept new accounts or additional investments (including by way of exchange from another fund) into existing accounts by entities that Putnam Investor Services has reason to believe are involved in the sale or distribution of marijuana, even if such sale or distribution is licensed by a state.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the current offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares, class M shares and class N shares, the offering price is the net asset value plus the applicable sales charge, if

February 9, 2023	II-1

any. (The offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “NYSE”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employer-sponsored retirement plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares (other than shares of Putnam Multi-Asset Income Fund) may be purchased through a systematic investment plan. Pre-authorized periodic (e.g., monthly, quarterly, semi-annually, or annually) bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any day of the month for these investments; however, if the selected date falls on a weekend or holiday, the investment will be processed on the next business day. For February, April, June, September and November, if the selected date does not occur (the 29th, 30th, or 31st, as applicable), the investment will be processed the prior business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of any Putnam Fund the shareholder is eligible to invest in under the shareholder's account as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities

February 9, 2023	II-2

will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A, class M and class N shares. The offering price of class A, class M and class N shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A, class M and class N shares of the funds by style category.

The sales charge for class A, class M and class N shares is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount.

Putnam Retail Management retains the entire sales charge on any retail sales made by it. The Putnam Funds require that a broker-dealer be associated with every account (a “broker-dealer of record”). In instances where the registered account owner has not designated a broker-dealer of record, Putnam Retail Management will be defaulted as the broker-dealer of record for the account. Putnam Retail Management is not a full-service broker-dealer, and does not provide investment advice. As default broker-dealer of record, Putnam Retail Management will not be able to provide services that are typically offered by a brokerage firm, such as assisting with financial planning or providing recommendations, or otherwise assisting with investment decisions. Where Putnam Retail Management is listed as the default broker-dealer of record for an account, it will receive all applicable sales charges and service fees associated with the account.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. For all funds, except for purchases of Putnam Short Duration Bond Fund on or after January 1, 2021, these commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter. For purchases of Putnam Short Duration Bond Fund on or after January 1, 2021, these commissions are paid at the rate of 0.75% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

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For purchases of class N shares over $250,000, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. Commissions for these purchases are paid at the rate of 0.25% of the amount of qualifying purchases up to $4 million, 0.15% of the next $46 million of qualifying purchases and 0.10% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding George Putnam Balanced Fund and Putnam Multi-Asset Income Fund), Global Sector Funds, Putnam Retirement Advantage Funds (excluding Putnam Retirement Advantage Maturity Fund) and Putnam Sustainable Retirement Funds (excluding Putnam Sustainable Retirement Maturity Fund) only:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	5.75%	5.00%
50,000 but under 100,000	4.50	3.75
100,000 but under 250,000	3.50	2.75
250,000 but under 500,000	2.50	2.00
500,000 but under 1,000,000	2.00	1.75
1,000,000 and above	NONE	NONE

For Putnam Multi-Asset Absolute Return Fund only:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	5.75%	5.00%
50,000 but under 100,000	4.50	3.75
100,000 but under 250,000	3.50	2.75
250,000 but under 500,000	2.50	2.00
500,000 and above	NONE	NONE

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For Putnam Retirement Advantage Maturity Fund, Putnam Sustainable Retirement Maturity Fund, Taxable Income Funds (except for Putnam Fixed Income Absolute Return Fund, Money Market Funds, Putnam Floating Rate Income Fund, Putnam Ultra Short Duration Income Fund, Putnam Diversified Income Trust, Putnam High Yield Fund, Putnam Income Fund, and Putnam Short Duration Bond Fund), and for purchases of Tax-Exempt Funds (except for Putnam Short-Term Municipal Income Fund) prior to July 1, 2022:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	4.00%	3.50%
50,000 but under 100,000	4.00	3.50
100,000 but under 250,000	3.25	2.75
250,000 but under 500,000	2.50	2.00
500,000 and above	NONE	NONE

For purchases of Tax-Exempt Funds (except for Putnam Short-Term Municipal Income Fund and Putnam Strategic Intermediate Municipal Fund) on or after July 1, 2022 and for purchases of Putnam Multi-Asset Income Fund:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	4.00%	3.50%
50,000 but under 100,000	3.25	2.75
100,000 but under 250,000	2.50	2.00
250,000 and above	NONE	NONE

For Putnam Fixed Income Absolute Return Fund and Putnam Floating Rate Income Fund only:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 100,000	2.25%	2.00%
100,000 but under 250,000	1.75%	1.50%
250,000 but under 500,000	1.25%	1.00%
500,000 and above	NONE	NONE

February 9, 2023	II-5

For purchases of Putnam Short-Term Municipal Income Fund, purchases of Putnam Strategic Intermediate Municipal Fund only on or after July 1, 2022, and purchases of Putnam Short Duration Bond Fund only prior to January 1, 2021:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 100,000	2.25%	2.00%
100,000 but under 250,000	1.25%	1.00%
250,000 and above	NONE	NONE

For purchases of Putnam Short Duration Bond Fund on or after January 1, 2021:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 100,000	2.25%	2.00%
100,000 – 249,999	1.25%	1.00%
250,000 and above	NONE	NONE

For George Putnam Balanced Fund only:

	CLASS A		CLASS M
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A	N/A

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For Putnam Diversified Income Trust, Putnam High Yield Fund and Putnam Income Fund only:

	CLASS A		CLASS M
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A*	N/A*

*The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

For all Putnam Funds that offer class N shares:

	CLASS N
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	1.50%	1.25%
50,000 but under 100,000	1.25%	1.00%
100,000 but under 250,000	1.00%	0.75%
250,000 and above	NONE	NONE

Purchases of class A and class N shares without an initial sales charge. Class A shares of any Putnam Fund (other than Putnam Short Duration Bond Fund, Putnam Ultra Short Duration Income Fund, Putnam Short-Term Municipal Income Fund, Putnam Government Money Market Fund, and Putnam Money Market Fund) purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the twelve-month anniversary of that purchase occurs. Class A shares of Putnam Short Duration Bond Fund purchased prior to January 1, 2021 and class A shares of Putnam Short-Term Municipal Income Fund purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase occurs. Class A shares of Putnam Short Duration Bond Fund purchased on or after January 1, 2021 by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 0.75% if redeemed before the first day of the month in which the nine-month anniversary of that purchase occurs. Class A shares of Putnam Ultra Short Duration Income Fund, Putnam Money Market Fund and Putnam Government Money Market Fund purchased by retail investors by exchanging shares from another Putnam Fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the twelve-month anniversary of the original purchase occurs. Class N shares of any Putnam Fund purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 0.25% if redeemed before the first day of the month in which the nine-month anniversary of that purchase occurs.

February 9, 2023	II-7

The CDSC assessed on redemptions of fewer than all of an investor's class A shares or class N shares subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Class A shares that are exchanged between Putnam Funds will maintain the CDSC time period for the fund in which the initial purchase was made. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Ultra Short Duration Income Fund, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam Strategic Intermediate Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Short Duration Bond Fund, and Putnam Fixed Income Absolute Return Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Ultra Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares during the month eight years after the purchase date (for Putnam Small Cap Value Fund, during the month six years after the purchase date, and for Putnam Sustainable Future Fund, during the month five years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam Fund will convert to class A shares based on the time of the initial purchase, and the holding period of the fund of initial purchase will apply. Any CDSC for such shares will be calculated using the schedule of the fund into or from which shares have been exchanged that would result in the highest CDSC applicable to such shares. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus assumes conversion to class A shares after the applicable period described in the fund’s prospectus.

Conversion of class C shares into class A shares. Class C shares will automatically convert to class A shares during the month eight years after the purchase date, provided that Putnam Investor Services, or the financial intermediary through which a shareholder purchased class C shares has records verifying that the class C

February 9, 2023	II-8

shares have been held for at least eight years, and that class A shares are available for purchase by residents in the shareholder’s jurisdiction. In certain cases, records verifying that the class C shares have been held for at least eight years may not be available (for example, participant level share lot aging may not be tracked by group retirement plan recordkeeping platforms through which class C shares of the fund are held in an omnibus account). If such records are unavailable, Putnam Investor Services or the relevant financial intermediary may not effect the conversion or may effect the conversion on a different schedule determined by Putnam Investor Services or the financial intermediary, which may be shorter or longer than eight years. Class C shares acquired by exchanging class C shares of another Putnam Fund will convert to class A shares based on the time of the initial purchase. Any CDSC for such shares will be calculated using the schedule of the fund into or from which shares have been exchanged that would result in the highest CDSC applicable to such shares. Class C shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class C shares acquired through reinvestment of distributions will be attributed to particular purchases of class C shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class C shares to class A shares is subject to the condition that such conversions will not constitute taxable events for federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class C shares to class A shares, or any other exchange or conversion of shares. Prior to March 1, 2021, class C shares converted to class A shares after ten years.

Sales without sales charges or contingent deferred sales charges

In addition to the categories of investors eligible to purchase fund shares without a sales charge or CDSC set forth in the fund’s prospectus, in connection with settlements reached between certain firms and the Financial Industry Regulatory Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying a sales charge.

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

In the case of certain sales charge waivers described in the prospectus to (i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employer-sponsored retirement plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest and (ii) shareholders reinvesting the proceeds from a Putnam Corporate IRA Plan distribution into a nonretirement plan account, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

As described in the prospectus, specific sales charge waivers may be available through your particular financial intermediary. Please see the prospectus for additional information about financial intermediary-specific waivers.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). The SWP provisions relating to CDSC waivers described below do not apply to customers purchasing shares of the fund through a Specified Intermediary, unless otherwise specified in the Appendix to the fund’s prospectus. Please refer to the Appendix to the fund’s prospectus for the SWP provisions that are applicable to each Specified Intermediary.

February 9, 2023	II-9

Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. For purposes of the waiver categories set forth in subparagraphs (ii) – (iv) of the fund’s prospectus under the sub-section Additional reductions and waivers of sales charges – Class A, Class B and class C shares, shares not subject to a CDSC are redeemed first in determining whether the CDSC applies to each redemption.

For purposes of the waiver categories set forth in subparagraph (v) of the fund’s prospectus under the sub-section Additional reductions and waivers of sales charges – Class A, Class B and Class C shares, Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Ways to Reduce Initial Sales Charges—Class A, Class M and Class N Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares, class M shares and class N shares. These provisions may be altered or discontinued at any time. The breakpoint discounts described below do not apply to customers purchasing shares of the fund through any of the financial intermediaries specified in the Appendix to the fund’s prospectus (each, a “Specified Intermediary”). Please refer to the Appendix to the fund’s prospectus for the breakpoint discounts that are applicable to each Specified Intermediary.

Right of accumulation. A purchaser of class A shares, class M shares or class N shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam Funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

February 9, 2023	II-10

(a)	all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam Funds (except closed-end and money market funds, unless acquired as described in (b) below); and
(b)	any shares of money market funds acquired by exchange from other Putnam Funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children who were under age 21 at the time of the investor’s initial purchase, as well as any individual with an account registered under the same last name and same address as the individual, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employer-sponsored retirement plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam Funds (other than money market funds, Putnam Multi-Asset Income Fund, and class A shares of Putnam Ultra Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children who were under the age of 21 at the time of the investor’s initial purchase):

(i)	individual accounts;
(ii)	joint accounts;
(iii)	accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a SIMPLE IRA, SARSEP or SEP IRA;
(iv)	shares owned through accounts in the name of the investor’s (or spouse’s or child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and
(v)	accounts established as part of a Section 529 college savings plan managed by Putnam Management.
February 9, 2023	II-11

Shares owned by a plan participant as part of an employer-sponsored retirement plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam Funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A, class M or class N shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam Fund (excluding Putnam money market funds, Putnam Multi-Asset Income Fund, and Putnam Ultra Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares, class M shares or class N shares under a Statement of Intention will be made at the lesser of (i) the offering price applicable at the time of such purchase and (ii) the offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Ultra Short Duration Income Fund acquired by exchange of such eligible shares, and any class N shares of Putnam Ultra Short Duration Income Fund). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares, class M shares or class N shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery by Putnam Retail Management from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the

February 9, 2023	II-12

Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns to Putnam Retail Management any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employer-sponsored retirement plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Retirement Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain employer-sponsored retirement plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates for purchases before April 1, 2017: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter. Effective April 1, 2017, Putnam Retail Management no longer makes such payments.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employer-sponsored retirement plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

February 9, 2023	II-13

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA. Unless noted below or where Putnam Retail Management and the applicable dealer have agreed otherwise, these payments commence in the first year after purchase.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least the amount required to be eligible for the highest sales charge breakpoint as disclosed in the fund’s prospectus, unless, in the case of dealers of record for an employer-sponsored retirement plan investing at least $1 million, where such dealer has agreed to a reduced sales commission. In addition, no payments are made during the first year after purchase for shares purchased prior to April 1, 2017 where PRM has paid a commission as described above in “Commissions on Sales to Employee Retirement Plans.”

Rate*	Fund
Effective July 1, 2020:
0.25%	All funds currently making payments under a class A distribution plan, except for those listed below
0.10%	Putnam Ultra Short Duration Income Fund
0.00%	Putnam Government Money Market Fund Putnam Money Market Fund
Prior to July 1, 2020:
0.25%	All funds currently making payments under a class A distribution plan, except for those listed below
0.20% for shares purchased before 3/21/05; 0.25% for shares purchased on or after 3/21/05**	Putnam Tax-Free High Yield Fund
0.20% for shares purchased before 4/1/05; 0.25% for shares purchased on or after 4/1/05	Putnam Strategic Intermediate Municipal Fund
0.20% for shares purchased on or before 12/31/89; 0.25% for shares purchased after 12/31/89	Putnam Convertible Securities Fund George Putnam Balanced Fund Putnam Focused International Equity Fund Putnam Global Health Care Fund
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Rate*	Fund
0.20% for shares purchased on or before 3/31/90; 0.25% for shares purchased after 3/31/90	Putnam Mortgage Securities Fund
0.20% for shares purchased on or before 1/1/90; 0.25% for shares purchased after 1/1/90	Putnam Large Cap Value Fund
0.20% for shares purchased on or before 3/31/91; 0.25% for shares purchased after 3/31/91;	Putnam Income Fund
0.10%	Putnam Ultra Short Duration Income Fund
0.20% for shares purchased after 3/6/92 but before 4/1/05; 0.25% for shares purchased on or after 4/1/05	Putnam Minnesota Tax Exempt Income Fund Putnam Ohio Tax Exempt Income Fund
0.15% for shares purchased on or before 5/11/92; 0.20% for shares purchased after 5/11/92 but before 4/1/05; 0.25% for shares purchased on or after 4/1/05	Putnam Massachusetts Tax Exempt Income Fund
0.15% for shares purchased on or before 12/31/92; 0.20% for shares purchased after 12/31/92 but before 4/1/05; 0.25% for shares purchased on or after 4/1/05	Putnam California Tax Exempt Income Fund Putnam New Jersey Tax Exempt Income Fund Putnam New York Tax Exempt Income Fund Putnam Tax Exempt Income Fund
0.15% for shares purchased on or before 7/8/93; 0.20% for shares purchased after 7/8/93 but before 4/1/05; 0.25% for shares purchased on or after 4/1/05	Putnam Pennsylvania Tax Exempt Income Fund
0.00%	Putnam Government Money Market Fund Putnam Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

Rate	Fund
0.25%	All funds currently making payments under a class B distribution plan, except for those listed below
0.25%, except that the first years’ service fees of 0.25% are prepaid at time of sale	Putnam Strategic Intermediate Municipal Fund Putnam Tax-Free High Yield Fund
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0.20%, except that the first years’ service fees of 0.20% are prepaid at time of sale

Putnam California Tax Exempt Income Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Tax Exempt Income Fund

0.00%	Putnam Government Money Market Fund Putnam Money Market Fund Putnam Ultra Short Duration Income Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shares were initially purchased without a CDSC, except that payments for Putnam Money Market Fund, Putnam Government Money Market Fund and Putnam Ultra Short Duration Income Fund will be made beginning in the first year.

Rate	Fund
1.00%	All funds currently making payments under a class C distribution plan, except for those listed below
0.50%	Putnam Government Money Market Fund * Putnam Money Market Fund* Putnam Ultra Short Duration Income Fund

* Putnam Money Market Fund and Putnam Government Money Market Fund limit the 12b-1 fees payable by class C shares to 0.00% of the average net asset value of class C shares for which such dealers are designated the dealer of record.

Different rates may apply to shares sold outside the United States.

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Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record).

Rate	Fund
0.65%	George Putnam Balanced Fund
0.40%	Putnam Diversified Income Trust, Putnam High Yield Fund and Putnam Income Fund

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for George Putnam Balanced Fund and up to the annual rate of 0.50% of the average net asset value of such class M shares for Putnam Diversified Income Trust, Putnam Global Income Trust, Putnam High Yield Fund, Putnam Income Fund, and Putnam Mortgage Securities Fund.

Different rates may apply to shares sold outside the United States.

Class N shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rate set forth below (as a percentage of the average net asset value of class N shares for which such dealers are designated the dealer of record).

Rate	Fund
0.25%	All funds currently making payments under a class N distribution plan

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rate set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record). No payments are made to dealers during the first year after purchase, with respect to shares purchased before April 1, 2017, if Putnam Retail Management paid a commission to the dealer at purchase as described above in “Commissions on Sales to Employee Retirement Plans.”

Rate	Fund
0.50%	All funds currently making payments under a class R distribution plan*

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* Putnam Money Market Fund and Putnam Government Money Market Fund limit the 12b-1 fees payable by class R shares to 0.00% of the average net asset value of class R shares for which such dealers are designated the dealer of record.

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares, and participants in such plans.

Class R3 shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rate set forth below (as a percentage of the average net asset value of class R3 shares for which such dealers are designated the dealer of record).

Rate	Fund
0.25%	All funds currently making payments under a class R3 distribution plan

A portion of the class R3 distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R3 shares and participants in such plans.

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam Funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam Funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, access to sales meetings, sales representatives and management representatives of the dealer, market data, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments

February 9, 2023	II-18

typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2022:

American Enterprise Investment Services Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.
Ascensus, Inc.	Morgan Stanley Smith Barney LLC
Avantax Investment Services, Inc.	OneAmerica Securities, Inc.
AXA Advisors, LLC	Principal Life Insurance Company
Cambridge Investment Research, Inc.	Raymond James & Associates, Inc.
Cetera Advisor Networks LLC	Raymond James Financial Services, Inc.
Cetera Advisors LLC	RBC Capital Markets, LLC
Cetera Financial Specialists LLC	Resources Investment Advisors, LLC
Cetera Investment Services LLC	Retirement Plan Advisory Group
Citigroup Global Markets Inc.	Royal Alliance Associates
Commonwealth Equity Services	SagePoint Financial, Inc.
Empower Annuity Insurance Company of America	Securities America, Inc.
First Allied Securities, Inc.	Stifel, Nicolaus & Company, Incorporated
FSC Securities Corporation	Teachers Insurance and Annuity Association of America
HUB International Limited	Transamerica Retirement Solutions, LLC
J.P. Morgan Securities LLC	Triad Advisors, LLC
Janney Montgomery Scott LLC	UBS Financial Services, Inc.
John Hancock Retirement Plan Services, LLC	Vanguard Marketing Corporation
Kestra Investment Services, LLC	Voya Financial Advisors, Inc.
Lincoln Financial Advisors Corp.	Wells Fargo Clearing Services, LLC
Lincoln Financial Distributors, Inc.	Woodbury Financial Services, Inc
Lincoln Financial Securities Corporation	XPonential Growth Solutions
LPL Financial LLC

Additional dealers may receive marketing support payments in 2023 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2022 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates also make payments to certain dealers that sell Putnam Fund shares through dealer platforms and other investment programs to compensate dealers for a variety of services they provide. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to shareholder recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with dealer platform development and maintenance, fund/investment selection and monitoring, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates make one-time or annual payments to selected

February 9, 2023	II-19

dealers receiving program servicing payments in reimbursement of printing costs for literature for shareholders, account maintenance fees or fees for establishment of Putnam Funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2022:

Charles Schwab & Co., Inc.	RBC Capital Markets, LLC
Empower Financial Services, Inc.	TD Ameritrade, Inc.
Merrill Lynch, Pierce, Fenner & Smith, Inc.	TD Ameritrade Clearing, Inc.
National Financial Services LLC	Transamerica Advisors Life Insurance Company
Pershing LLC

Additional or different dealers may also receive program servicing payments in 2023 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2022 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enables Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Sub-accounting payments. Certain dealers or other financial intermediaries also receive payments from Putnam Investor Services or its affiliates in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam Funds through their retirement plan. The amount paid for these services varies depending on the share class selected and by dealer or other financial intermediary, and may also take into account the extent to which the services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. Payments in respect of class R3 and class R4 shares are generally made at an annual rate of up to 0.25% of a fund’s average net assets attributable to such class of shares held by a dealer or other financial intermediary. Payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer or other financial intermediary, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer or other financial intermediary applies to Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Ultra Short Duration Income Fund. There are no such payments in respect of class R6 shares. Payments for other classes vary. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

February 9, 2023	II-20

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam Funds, certain matters described herein may not apply to your fund (including those investment strategies identified under the heading Investment Strategies Applicable to Underlying Funds, which apply only to the underlying Putnam Management-sponsored exchange-traded funds in which the Putnam Sustainable Retirement Funds invest (“underlying funds”). Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund (and the underlying funds) may engage in each of the practices described below without limit, except as otherwise noted below. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serve as sub-adviser (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and PAC, as appropriate.

Bank Loans, Loan Participations, and Assignments	Market Risk
Borrowing and Other Forms of Leverage	Master Limited Partnerships (MLPs)
Collateralized Debt and Loan Obligations	Money Market Instruments
Commodities and Commodity-Related Investments	Mortgage-backed and Asset-backed Securities
Derivatives	Options on Securities
ESG Considerations	Preferred Stocks and Convertible Securities
Exchange-Traded Notes	Private Placements and Restricted Securities
Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)
Foreign Currency Transactions	Redeemable Securities
Foreign Investments and Related Risks	Repurchase Agreements
Forward Commitments and Dollar Rolls	Securities Loans
Futures Contracts and Related Options	Securities of Other Investment Companies
Hybrid Instruments	Short Sales
Illiquid Investments	Short-Term Trading
Inflation-Protected Securities	Special Purpose Acquisition Companies
Initial Public Offerings (IPOs)	Structured Investments
Interfund Borrowing and Lending	Swap Agreements
Inverse Floaters	Tax-exempt Securities
Investments in Wholly-Owned Subsidiary	Temporary Defensive Strategies
Legal and Regulatory Risk Relating to Investment Strategy	Warrants
London Interbank Offered Rate (LIBOR)	Zero-coupon and Payment-in-kind Bonds
Lower-rated Securities	Investment Strategies Applicable to Underlying Funds

Bank Loans, Loan Participations, and Assignments

The fund may invest in bank loans. Bank loans are typically senior debt obligations of borrowers (issuers) and, as such, are considered to hold a senior position in the capital structure of the borrower. These may include loans that hold the most senior position, that hold an equal ranking with other senior debt, or loans that are, in the judgment of Putnam Management, in the category of senior debt of the borrower. This capital structure position generally gives the holders of these loans a priority claim on some or all of the borrower’s assets in the event of a default. Many loans are either partially or fully secured by the assets of the borrower, and some impose restrictive covenants which must be met by the borrower, although these covenants have become less common, and the terms of covenants have eroded, in recent years. Loans are typically made by a syndicate of

February 9, 2023	II-21

banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may acquire a loan interest directly by acting as a member of the original lending syndicate. The fund may also invest in a loan in other ways, including through novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. In an assignment, the fund purchases a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. Participation interests typically result in a contractual relationship only with the lending institution, not with the borrower. In such case, the fund will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. In addition, with a participation interest, the fund generally will have no rights of set-off against the borrower, and the fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan interests held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). Adverse changes in the creditworthiness of the borrower may affect the borrower’s ability to pay principal and interest, and borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan interests in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management’s, and the original lending institution’s, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate. To the extent an applicable interest rate is based on LIBOR, the fund will be exposed to certain additional risks. See “London Interbank Offered Rate (LIBOR)” below for more information.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan interest to collect and pass on to the fund such payments and to enforce the fund’s rights under the loan. This may subject the fund to greater delays, expenses, and risks than if the fund could enforce its rights directly against the borrower. For example, an insolvency, bankruptcy or reorganization of the lending institution may

February 9, 2023	II-22

delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a loan to be shorter than its stated maturity. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loan interests purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The market for bank loans may not be highly liquid. In addition, loan interests generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such interests in secondary markets. As a result, the fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loan interests acquired by the fund may involve letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to make additional loans upon demand by the borrower pursuant to the terms specified in the loan documentation. This obligation may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so. To the extent that the fund is committed to make additional loans under the loan documentation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments.

Certain of the loan interests acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund’s investment in such interests would involve the risks of currency fluctuations described in this SAI with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loan interests that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed

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issuer). As, and to the extent, required by applicable law, Putnam Management’s ability to trade in these loan interests for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management’s ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan interest that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers in whose loans the fund may hold an interest. These other securities may include, for example, debt securities that are subordinate to the loan interests held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients (including the fund) to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management’s client accounts collectively held only a single category of the issuer’s securities.

The settlement period (the period between the execution of the trade and the delivery of cash to the purchaser) for some bank loan transactions may be significantly longer than the settlement period for other investments, and in some cases longer than seven days. Requirements to obtain the consent of the borrower and/or agent can delay or impede the fund’s ability to sell bank loan interests and can adversely affect the price that can be obtained. It is possible that sale proceeds from bank loan transactions will not be available to meet redemption obligations, in which case the fund may be required to utilize other sources to meet the redemption obligations, such as cash balances or proceeds from the sale of its more liquid investments or investments with shorter settlement periods.

Some loan interests may not be considered “securities” for certain purposes under the federal securities laws, and, as a result, purchasers, such as the fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws.

If legislation or federal or state regulators impose additional requirements or restrictions on the ability of financial institutions to make loans that are considered highly leveraged transactions, the availability of bank loans for investment by a fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulators require financial institutions to dispose of bank loans that are considered highly leveraged transactions or subject such bank loans to increased regulatory scrutiny, financial institutions may determine to sell such bank loans. If a fund attempts to sell a bank loan at a time when a financial institution is engaging in such a sale, the price a fund could get for the bank loan may be adversely affected.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and by Section 18 of the 1940 Act. When the fund borrows money, it must pay interest and other fees, which will reduce the fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. In addition, if the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Each Putnam Fund (other than Putnam Retirement Advantage Funds, Putnam Sustainable Retirement Funds, and Putnam Short Term Investment Fund) participates in a committed line of credit provided by State Street Bank and Trust Company and an uncommitted line of credit provided by State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a

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commitment or other fee to maintain a line of credit, in addition to the stated interest rate. Each participating fund in the committed line of credit is required to maintain a specified asset coverage ratio.

Leveraging tends to exaggerate the effect of any increase or decrease in the value of the fund’s holding. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. Leveraging also may require that the fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the fund to losses in excess of the amounts invested. Furthermore, if the fund uses leverage through purchasing derivative instruments, the fund has the risk that losses may exceed the net assets of the fund.

Collateralized Debt and Loan Obligations.

The fund may invest in collateralized debt obligations (“CDOs”). CDOs are types of asset-backed securitized instruments and include collateralized loan obligations (“CLOs”) and other similarly structured securities. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, overcollateralization or bond insurance, such enhancement may not always be present, and may fail to protect a fund against the risk of loss on default of the collateral. CDOs may charge management and administrative fees, which are in addition to those of a fund. CDOs may be less liquid than other types of securities.

The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which a fund invests. CDOs are subject to the typical risks associated with debt instruments and fixed income and/or asset-backed securities discussed elsewhere in the prospectus and in this SAI, including interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates), prepayment risk, credit risk (including adverse credit spread moves), liquidity risk and market risk. CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans, or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral, and the capability of the servicer of the securitized assets (particularly where the underlying collateral in a loan portfolio is not individually assessed prior to purchase); (iii) market and illiquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale; and (iv) if the particular structured product is invested in a security in which a fund is also invested, this would tend to increase the fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities, which vary in risk and yield, and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or if a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.

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CLO Securities may be privately placed and thus subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities may be considered illiquid investments in the event there is no secondary market for the CLO Securities. CLOs are also subject to the same risks associated with CDOs, as described above.

Commodities and Commodity-Related Investments

Some funds may gain exposure to commodity markets by investing in physical commodities or commodity-related instruments directly or indirectly. Such instruments include, but are not limited to, futures contracts, swaps, options, forward contracts, and structured notes and equities, debt securities, convertible securities, and warrants of issuers in commodity-related industries.

Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, war, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions or natural disasters, livestock disease, trade embargoes, economic sanctions, competition from substitute products, transportation bottlenecks or shortages, insufficient storage capacity, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials. In addition, certain commodities (and related derivatives) are susceptible to negative prices due to factors such as supply surpluses caused by global events.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may result in gains or losses greater than the amount invested in the instrument. See “Derivatives,” “Forward Commitments and Dollar Rolls,” “Futures Contracts and Related Options,” “Hybrid Instruments,” “Short Sales,” “Structured Investments,” “Swap Agreements” and “Warrants” herein for more information on the fund’s investments in derivatives, including commodity-related derivatives such as swap agreements, commodity futures contracts, and options on commodity futures contracts.

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In order for a fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) the fund must derive at least 90 percent of its gross income each taxable year from certain sources of “qualifying income” specified in the Code. See the “Taxes” sections for more information.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, certain foreign currency transactions, options, warrants, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be “derivatives.” Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of one or more underlying investments, pools of investments, indexes or currencies. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives may be difficult to value and may increase the fund’s transactions costs. The successful use of derivatives depends on the ability to manage these sophisticated instruments. There is no assurance that the fund’s use of derivative instruments will enable the fund to achieve its investment objective or that Putnam Management will be able to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.

The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to individual shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders. The fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a “regulated investment company” under the Code or bear adversely on the fund’s ability to so qualify, as discussed in “Taxes” below.

The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which means they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. The use of leverage involves risk and may increase the volatility of the fund’s net asset value.

In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies). Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indexes or currencies.

Some derivatives transactions are required to be centrally cleared and others are available for voluntary clearing. A party to a cleared derivatives transaction is subject to the credit and counterparty risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system or on the fund’s ability to exercise

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remedies. Also, the fund is subject to risk if it enters into a derivatives transaction that is required to be cleared, and no clearing member is willing or able to clear the transaction on the fund’s behalf.

Some derivative contracts may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty, and counterparty risk, since the counterparty may be unable or unwilling to perform its obligations under the contract for reasons unrelated to its financial condition, such as operational issues, business interruptions or contract disputes. If a privately negotiated over-the-counter contract calls for payments by the fund, the fund must be prepared to make the payments when due. If a counterparty’s creditworthiness declines or the counterparty is otherwise unable or unwilling to perform its obligations under the contract, the fund may not receive payments owed under the contract, or the payments may be delayed and the value of the agreements with the counterparty may decline, potentially resulting in losses to the fund.

Derivatives also are subject to the risk that the fund may be delayed or prevented from recovering margin or other amounts deposited with a clearinghouse, futures commission merchant or other counterparty. If the fund has insufficient cash, it may have to sell securities to meet margin requirements at a time when it may be disadvantageous to do so.

Other risks arise from the potential inability to terminate or sell derivatives positions. Derivatives may be subject to liquidity risk due to the fund’s obligation to make payments of margin, collateral, or settlement payments to counterparties. A liquid secondary market may not always exist for the fund’s derivatives positions. In fact, certain over-the-counter instruments may be considered illiquid, and it may not be possible for the fund to liquidate a derivative position at an advantageous time or price, which may result in significant losses.

Legislation and regulation of derivatives in the U.S. and other countries, including margin, clearing, trading and reporting requirements, and leveraging and position limits, may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause the Fund to change its use of derivatives, or otherwise adversely affect a Fund’s use of derivatives.

Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI.

Combined Positions

A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, options on futures contracts, indexed securities, swap agreements or other derivative instruments, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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ESG Considerations

A fund may integrate environmental, social, or governance (“ESG”) considerations into its research process and/or investment decision-making. Putnam Management believes that ESG considerations, like other, more traditional subjects of investment analysis such as market position, growth prospects, and business strategy, have the potential to impact risk and returns. The relevance and materiality of ESG considerations in a fund’s process will differ from strategy to strategy, from sector to sector, and from portfolio manager to portfolio manager, and, in some cases (such as where Putnam Management lacks relevant ESG data), ESG considerations may not represent a material component of a fund’s investment process. Other than in the case of Putnam Sustainable Future Fund, Putnam Sustainable Leaders Fund and the Putnam Sustainable Retirement Funds, the consideration of ESG factors as part of a fund’s investment process does not mean that a fund pursues a specific “ESG” or “sustainable” investment strategy, and, depending on the fund, Putnam Management may sometimes make investment decisions other than on the basis of relevant ESG considerations.

Exchange-Traded Notes

The fund may invest in exchange-traded notes (“ETNs”). An ETN is a type of senior, unsecured, unsubordinated debt security whose returns are linked to the performance of a particular market index or other reference assets less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. Investors may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index less applicable fees and expenses. ETNs typically do not make periodic interest payments and principal typically is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, economic, legal, political or geographic events that affect the reference assets, volatility and lack of liquidity in the reference assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index, and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s ability to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

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ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes are debt instruments that provide for periodic adjustments in the interest rate. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. To the extent an applicable interest rate is based on LIBOR, the fund will be exposed to certain additional risks. See “London Interbank Offered Rate (LIBOR)” below for more information.

Interest rate adjustments are designed to help stabilize the instrument’s price or maintain a fixed spread to a predetermined benchmark. While this feature may protect against a decline in the instrument’s market price when interest rates or benchmark rates rise, it lowers the fund’s income when interest rates or benchmark rates fall. The fund’s income from its floating rate and variable rate investments also may increase if interest rates rise. Floating rate and variable rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s NAV.

Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. There is no assurance that the fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.

The absence of an active secondary market for floating rate and variable rate demand notes could make it difficult for the fund to dispose of the instruments, and the fund could suffer a loss if the issuer defaults or during periods in which the fund is not entitled to exercise its demand rights. When a reliable trading market for the floating rate and variable rate instruments held by the fund does not exist and the fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the fund’s limitation on investments in illiquid securities.

Foreign Currency Transactions

The fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. The fund may engage in these transactions for a variety of reasons, including to manage the exposure to foreign currencies inherent in the fund’s investments, to increase its returns, and to offset some

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of the costs of hedging transactions. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both “transaction hedging” and “position hedging” (e.g., the sale of forward currency with respect to portfolio security positions). The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the fund’s purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging, in which the fund enters into foreign currency transactions on a particular currency with respect to portfolio positions denominated or quoted in that currency. By position hedging, the fund attempts to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted). While such a transaction would generally offset both positive and negative currency fluctuations, such currency transactions would not offset changes in security values caused by other factors.

The fund may purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”), such as the Chicago Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract or otherwise settle the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to

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forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade that provides a market in such contracts or options. Although the fund intends to purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin on its futures positions.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature. It is also impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until or at the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until or at the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until or at the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until or at the expiration of the option.

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund’s currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such “cross hedging” activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

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Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund’s best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund’s current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts and related options) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts and related options, since exchange rates may not be free to fluctuate in response to other market forces. The value of a foreign currency option, forward contract or futures contract or related option reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, the fund may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Numerous regulatory changes related to foreign currency transactions are expected to occur over time and could materially and adversely affect the ability of the fund to enter into foreign currency transactions or could increase the cost of foreign currency transactions. In the future, additional foreign currency transactions may be required to be subject to initial as well as variation margin requirements. Foreign currency transactions that are not centrally cleared are subject to the creditworthiness of the counterparty to the foreign currency

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transaction (usually large commercial banks), and their values may decline substantially if the counterparty’s creditworthiness deteriorates. In a cleared foreign currency transaction, performance of the transaction will be effected by a central clearinghouse rather than by the original counterparty to the transaction. Foreign currency transactions that are centrally cleared will be subject to the creditworthiness of the clearing member and the clearing organization involved in the transaction.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund’s portfolio and the availability of suitable transactions. There can be no assurance that suitable foreign currency transactions will be available for the fund at any time or that the fund will engage in foreign currency exchange transactions at any time or under any circumstances even if suitable transactions are available to it.

Successful use of currency management strategies will depend on Putnam Management’s skill in analyzing currency values. Currency management strategies may increase the volatility of the fund’s returns and could result in significant losses to the fund if currencies do not perform as Putnam Management anticipates. There is no assurance that Putnam Management’s use of currency management strategies will be advantageous to the fund or that it will hedge at appropriate times.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund’s foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund’s income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing, custody, disclosure and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund’s assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. In addition, local market holidays or other factors may extend the time for settlement of purchases and sales of the Fund’s investments in securities that trade on foreign markets. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Extended settlement cycles or other delays in settlement may increase the fund’s liquidity risk and require the fund to employ alternative methods (e.g., through borrowings) to satisfy redemption requests during periods of large redemption activity in Fund shares.

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In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of economic sanctions or embargoes (whether imposed by the United States or another country or other governmental or non-governmental organization), currency exchange controls, foreign withholding or other taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund’s investments in certain foreign countries. Such actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In some cases (including in the case of sanctions), such actions also could result in a freeze on an issuer’s securities which would prevent the fund from selling securities it holds. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding or other taxes, and special U.S. tax considerations may apply.

Note on MSCI indices. Due to the potential for foreign withholding taxes, MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Many foreign countries are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the United States and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the United States and other trading partners, which can lower the demand for goods produced in those countries.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries. These restrictions may take the form of prior governmental approval requirements, limits on the amount or type of securities held by foreigners and limits on the types of companies in which foreigners may invest (e.g., limits on investment in certain industries). Some countries also limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms or rights or preferences than securities of the issuer available for purchase by domestic parties (and such securities may be less liquid than other classes of securities of an issuer), or may directly limit foreign investors’ rights (such as voting rights). Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Foreign laws may also impact the availability of derivatives or hedging techniques relating to a foreign country’s government securities. In each of these situations, the funds’ ability to invest significantly in desired issuers, or the terms of such investments, could be negatively impacted as a result of the relevant legal restriction. Sanctions imposed by the United States government on other countries or persons or issuers operating in such countries could restrict the fund’s ability to buy affected securities or to sell any affected securities it has previously purchased,

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which may subject the fund to greater risk of loss in those securities. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the fund will satisfy applicable foreign reporting requirements at all times.

For purposes of some foreign holding limits or disclosure thresholds, all positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable limits or thresholds have been exceeded. Thus, even if the fund does not intend to exceed applicable limits, it is possible that different clients managed by Putnam Management and its affiliates (including separate affiliates owned by Power Corporation of Canada outside the Putnam Investments group) may be aggregated for this purpose. These limits may adversely affect the fund’s ability to invest in the applicable security.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as “emerging markets.” For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will present viable investment opportunities for the fund. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. In such an event, it is possible that the fund could lose the entire value of its investments in the affected market. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. In addition, the economies of certain developing or emerging market countries may be dependent on a single industry or limited group of industries, which may increase the risks described above and make those countries particularly vulnerable to global economic and market changes. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. When debt and similar obligations issued by foreign issuers are denominated in a currency (e.g., the U.S. dollar or the Euro) other than the local currency of the issuer, the subsequent strengthening of the non-local currency against the local currency will generally increase the burden of repayment on the issuer and may increase significantly the risk of default by the issuer.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the fund may need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer, or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely

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lost. The fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations or other exposure to foreign markets. If the fund invests in securities issued by foreign issuers, the fund may be subject to the risks described above even if all of the fund’s investments are denominated in U.S. dollars, especially with respect to issuers whose revenues are principally earned in a foreign currency but whose debt obligations have been issued in U.S. dollars or other hard currencies.

Investing through Stock Connect. The fund may, directly or indirectly (through, for example, participation notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), or that may be available in the future through additional stock connect programs, a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong.

There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the fund’s performance. Because Stock Connect is relatively new, its effects on the market for trading China A-shares are uncertain. In addition, the trading, settlement and information technology (“IT”) systems required to operate Stock Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.

PRC regulations require that, in order to sell its China A-Shares, the fund must pre-deliver the China A-Shares to a broker. If the China A-Shares are not in the broker’s possession before the market opens on the day of sale, the sell order will be rejected. This requirement could also limit the fund’s ability to dispose of its China A-Shares purchased through Stock Connect in a timely manner. Additionally, Stock Connect is subject to daily quota limitations on purchases of China A Shares. Once the daily quota is reached, orders to purchase additional China A-Shares through Stock Connect will be rejected. The fund’s investment in China A-Shares may only be traded through Stock Connect and is not otherwise transferable. Stock Connect utilizes an omnibus clearing structure, and the fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of Putnam Management to effectively manage the fund, and may expose the fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A-Shares through Stock Connect may be available only through a single broker that is an affiliate of the fund’s custodian, which may affect the quality of execution provided by such broker. Stock Connect restrictions could also limit the ability of the fund to sell its China A-Shares in a timely manner, or to sell them at all. Further, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares

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acquired through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.

Stock Connect trades are settled in Renminbi (“RMB”), the official currency of PRC, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.

Investing through Bond Connect: Chinese debt instruments trade on the China Interbank Bond Market (“CIBM”) and may be purchased through a market access program that is designed to, among other things, enable foreign investment in the PRC (“Bond Connect”). There are significant risks inherent in investing in Chinese debt instruments, similar to the risks of investing in other fixed-income securities in emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM through Bond Connect are relatively new and subject to change, which may adversely affect the fund’s ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect the fund’s investments and returns. In addition, securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the fund’s investments or returns.

Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the fund. CIBM does not support all trading strategies (such as short selling) and investments in Chinese debt instruments that trade on the CIBM are subject to the risks of suspension of trading without cause or notice, trade failure or trade rejection and default of securities depositories and counterparties. Furthermore, Chinese debt instruments purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based depository (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The fund’s ownership interest in these Chinese debt instruments will not be reflected directly in book entry with CSDCC or SCH and will instead only be reflected on the books of the fund’s Hong Kong sub-custodian. Therefore, the fund’s ability to enforce its rights as a bondholder may depend on CMU’s ability or willingness as record-holder of the bonds to enforce the fund’s rights as a bondholder. Additionally, the omnibus manner in which Chinese debt instruments are held could expose the fund to the credit risk of the relevant securities depositories and the fund’s Hong Kong sub-custodian. While the fund holds a beneficial interest in the instruments it acquires through Bond Connect, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, Chinese debt instruments acquired through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

The fund’s investments in Chinese debt instruments acquired through Bond Connect are generally subject to a number of regulations and restrictions, including Chinese securities regulations and listing rules, loss recovery limitations and disclosure of interest reporting obligations. The fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect.

Bond Connect can only operate when both China and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new. In the event of systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. The rules applicable to taxation of Chinese debt instruments acquired through Bond Connect remain subject to further clarification. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments

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via Bond Connect could result in unexpected tax liabilities for the fund, which may negatively affect investment returns for shareholder.

Bond Connect trades are settled in RMB, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). In the case of to-be-announced (“TBA”) purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold while the dollar roll is outstanding, but receives the difference between the current sales price and the forward price for the future purchase. In addition, the fund may reinvest the cash proceeds of the sale while the dollar roll is outstanding in an effort to enhance returns. The reinvestment of such proceeds may be considered a form of investment leverage and may increase the fund’s risk and volatility. If the income and capital gains from the investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will result in a lower return than would have been realized without the use of the dollar rolls. The fund accounts for dollar rolls as purchases and sales.

Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, when entering into a forward commitment transaction, the fund will rely on the other party to consummate the transaction. In the event that the other party files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected. For example, the other party’s failure to complete the transaction may result in the loss to the fund of an advantageous yield or price. See also "Legal and Regulatory Risks Relating to Investment Strategy" below.

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Futures Contracts and Related Options

Subject to applicable law, the fund may invest in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund’s portfolio or as a substitute for direct investment. A futures contract sale creates an obligation by the seller to sell the type of financial instrument or other asset called for in the contract in a specified month for a stated price. A futures contract purchase creates an obligation by the purchaser to buy the type of financial instrument or other asset called for in the contract in a specified month at a stated price. The specific assets bought or sold, respectively, at settlement date may not be determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as “contract markets” -- approved for such trading by the CFTC, and must be executed through a futures commission merchant (brokerage firm) which is a member of the relevant contract market. Examples of futures contracts that the fund may use include, without limitation, U.S. Treasury futures, index futures, corporate or municipal bond futures, U.S. Government agency futures, interest rate futures, commodities futures, futures contracts on sovereign debt, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying asset. Therefore, purchasing futures contracts will tend to increase the fund’s exposure to positive and negative price fluctuations in the underlying asset, much as if it had purchased the underlying asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying asset. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying asset had been sold.

When the fund enters into a futures contract, the fund is required to deliver to the futures broker an amount of liquid assets known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit in that it is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Initial margin requirements are established by the exchanges on which futures contracts trade and by the fund’s broker and may, from time to time, change. Futures contracts also involve brokerage costs. Subsequent payments, called “variation margin” or “maintenance margin,” to and from the broker are made on a daily basis as the value of the futures contract fluctuates, a process known as “marking to the market.” For example, if the fund purchases a futures contract on an underlying security and the price of that security rises, the value of the futures contract will increase and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, if the price of the underlying security declines, the value of the futures contract will decrease and the fund will be required to make a variation margin payment to the broker based on that decrease in value. Upon the closing of a futures contract, the fund will receive or be required to pay additional cash based on a final determinations of variation margin.

Although futures contracts by their terms may call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Many futures contracts, such as index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. The fund may close some or all of its futures positions at any time prior to their expiration. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same settlement date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund’s theoretical loss is unlimited. The closing out of a futures contract

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purchase is effected by the purchaser’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. Such closing transactions involve additional commission costs.

A portion of any capital gains from futures contracts in which the fund invests directly will be treated for federal income tax purposes as short-term capital gains that, when distributed to taxable shareholders, will be taxable as ordinary income. The fund’s investments in futures may cause the fund to recognize income without receiving cash with which to make the distributions necessary to qualify and be eligible for treatment as a regulated investment company and avoid a fund-level tax. The fund may therefore need to liquidate other investments, including when it is not advantageous to do so, to meet its distribution requirement.

With respect to each Putnam Fund, Putnam Management has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act ( “CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, Putnam Management (with respect to these funds) is not subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each of these funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures, options on futures and certain swaps. In the event that Putnam Management believes that a fund’s investments in commodity interests exceed the thresholds set forth in the exclusion, Putnam Management may be required to register as a “commodity pool operator” with the CFTC with respect to that fund. Putnam Management’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. A fund’s ability to invest in commodity interests is limited by Putnam Management’s intention to operate the fund in a manner that would permit Putnam Management to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the fund’s investments in commodity interests require Putnam Management to register with the CFTC as a commodity pool operator with respect to a fund, the fund’s expenses may increase, adversely affecting that fund’s total return, and the commodity pool operators (“CPOs”) of any shareholders that are pooled investment vehicles may be unable to rely on certain CPO registration exemptions.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks that comprise the index, and the value of the index fluctuates with changes in the market values of those common stocks. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

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Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on futures contracts possess many of the same characteristics as options on securities and indices. An option on a futures contract gives the holder the right, in return for the premium paid to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option (in the case of an American-style option) or on the expiration date (in the case of European-style option). After selling a put or call option on a futures contract, the fund will be required to deposit initial margin and variation margin as described above for futures contracts.

When a call option on a futures contract is exercised, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. When a put option on a futures contract is exercised, the holder acquires a short position in the futures contract and the writer is assigned the opposite long position. When an option is exercised, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument (subject to the availability of a liquid market).

The fund may use options on futures contracts in lieu of purchasing or writing options directly on the underlying assets or purchasing and writing the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. As an alternative to purchasing or writing call and put options on index futures, the fund may purchase and write call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not (or would result in a smaller loss), such as when there is no movement in the prices of the hedged investments.

The writing of an option on a futures contract involves risks similar to those relating to the purchase or sale of futures contracts (which are described below). In addition, by writing a call option, the fund becomes obligated to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Similarly, by writing a put option, the fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The writing of an option on a futures contract generates a premium, which may partially offset an increase (in the case of a written call option) or decrease (in the case of a written put option) in the value of the underlying futures contract. However, the loss incurred by the fund in writing options on futures contracts is potentially unlimited and may exceed the amount of the

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premium received. The fund will also incur transaction costs in connection with the writing of options on futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts and options on futures contracts by the fund is subject to Putnam Management’s ability to predict movements in various factors affecting securities markets (or markets for other assets), including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures contracts to hedge its portfolio against a decline in the market, the index on which the futures contracts are written may advance and the value of securities held in the fund’s portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures contracts and experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions.

The use of futures and options strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures contracts and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts used by the fund and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position. In addition, in the case of hedging transactions, an incorrect correlation could result in a loss on both the hedged securities in the fund and the hedging transactions, so that the portfolio return might have been greater had hedging not been attempted.

The risk of a position in a futures contract may be very large compared to the relatively low level of margin a fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the fund relative to the size of a required margin deposit. In addition, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so. The fund will be required to post margin with its futures commission merchant in connection with its transactions in futures contracts. In the event of an insolvency of the futures commission merchant, the fund may not be able to recover all (or any) of the margin it has posted with the futures commission merchant, or to realize the value of any increase in the price of its positions. The fund also may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times result in the institution by exchanges of special procedures that may interfere with the timely execution of customer orders, for example, by rendering certain market clearing facilities inadequate. For example, futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the

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daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses and the limit may work to prevent the liquidation of unfavorable positions. Futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, exchanges may cancel trades in limited circumstances, for example, if the exchange believes that allowing such trades to stand as executed could have an adverse impact on the stability or integrity of the market. Any such cancellation may adversely affect the performance of the fund. The fund’s futures broker may also limit the fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the fund’s performance and its ability to achieve its investment objective.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be settled or exercisable in accordance with their terms. If the fund were unable to liquidate a futures contract or an option on a futures contract due to the absence of a liquid market, the imposition of price limits or otherwise, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. Also, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the futures contract or option.

Hybrid Instruments

Hybrid instruments are generally considered derivatives and include indexed or structured securities and combine the elements of futures contracts or options with those of debt, preferred equity, commodity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”).

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement,

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known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or pays interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. In addition, the various benchmarks and prices for underlying assets can be highly volatile. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

If the fund attempts to use a hybrid instrument as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses to the fund. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor, and the value of the hybrid instrument may decline substantially if the issuer’s creditworthiness deteriorates. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by any governmental regulatory authority, including the regulators typically associated with the derivatives and securities markets such as the CFTC and the SEC.

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Illiquid Investments

Each Putnam money market fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c). Rule 22e-4 under the 1940 Act provides that mutual funds (other than money market funds) may not acquire any illiquid investment if, immediately after the acquisition, the fund would have invested more than 15% of its net assets in illiquid investments that are assets. The term “illiquid investment” for this purpose means any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

A fund’s illiquid investments may be considered speculative and may be difficult to sell. The sale of many of these investments may be prohibited or limited by law or contract. Illiquid investments may be difficult to value for purposes of calculating a fund’s net asset value. A fund may not be able to sell illiquid investments when Putnam Management considers it desirable to do so, or a fund may be able to sell them only at less than their value. The larger size of certain fund holdings and the lack of liquidity in securities markets may limit a fund’s ability to sell illiquid investments, or to sell them at appropriate prices, thereby negatively impacting the fund.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation or deflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. Two structures are common. While the U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond, many other issuers adjust the coupon accruals for inflation-related changes.

U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these securities is fixed at issuance, but over the life of the security this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. U.S. TIPS currently are issued with maturities of five, ten, or thirty years, although it is possible that securities with other maturities will be issued in the future.

Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of U.S. TIPS is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related securities which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal amount.

In addition, inflation-indexed securities do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates). The periodic adjustment of U.S. TIPS is currently tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected securities issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of

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inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure, which could result in losses to the fund. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

Although inflation-indexed bonds securities may protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In general, the value of inflation-protected securities is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected securities. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond.

Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in an IPO frequently are very volatile in price (and may, therefore, involve greater risk) due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited availability of information about the issuer. Because of the price volatility of IPO securities, the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

There can be no assurance that investments in IPOs will be available to the funds or improve a fund’s performance. At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, to the extent that the number of Putnam Funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into an Amended and Restated Master Interfund Lending Agreement by and among each Putnam Fund and Putnam Management (the “Interfund Lending Agreement”) under which a Putnam Fund may lend or borrow money (Putnam money market funds may lend, but not borrow) for temporary purposes directly to or from another Putnam Fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order dated April 10, 2002 (the

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“Putnam Exemptive Order”) granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Short Term Investment Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral, if any). Such a call would be deemed made if a lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam Fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If (i) the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets,(ii) the fund’s total outstanding borrowings exceed 10% of its total assets for any reason (such as a decline in net asset value or because of shareholder redemptions), or (iii) the fund has outstanding secured Interfund Loans, the fund may borrow through the Interfund Lending Agreement on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam Fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one business day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the lending fund could take possession of collateral that it is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the lending fund. Because Putnam Management provides investment management services to both the lending fund and the borrowing fund, Putnam Management may have a potential conflict of interest in determining whether an Interfund Loan is appropriate for the lending fund and the borrowing fund. The funds and Putnam

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Management have adopted policies and procedures that are designed to manage potential conflicts of interest, but the administration of the Interfund Program may be subject to such conflicts.

Inverse Floaters

Inverse floating rate debt securities (or “inverse floaters”) are debt securities structured with variable interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. As a result, inverse floaters may be more volatile and more sensitive to interest rate changes than other types of debt securities with comparable maturities. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities. Certain inverse floaters may be illiquid.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the Internal Revenue System or Treasury Department, the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the fund to trade in securities or otherwise execute its investment strategy could have a material adverse impact on the fund’s performance.

The regulatory environment for funds is evolving, and changes in regulation may adversely affect the value of the investments held by the fund and the ability of the fund to execute its investment strategy. In addition, the securities and derivatives (including futures) markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of securitization and derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government , self-regulatory organization and judicial action.

In October 2016, the SEC adopted a liquidity risk management rule, Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) that requires each fund (other than Putnam money market funds) to establish a liquidity risk management program. The funds have implemented a liquidity risk management program, and the fund’s Board of Trustees has appointed Putnam Management to administer the program. Under the liquidity risk management program, the liquidity risk of each fund is assessed, managed, and periodically reviewed and each portfolio investment held by each fund is classified as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interest in the fund. The liquidity of a fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the fund’s liquidity risk management program. The impact the Liquidity Rule will have on the funds, and on the open-end fund industry in general, is not yet fully known, but the rule could impact a fund’s performance and its ability to achieve its investment objective(s). Please see “Illiquid Investments” above for more information.

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The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC, and other federal regulators have adopted and continue to develop rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The European Union (“EU”), the United Kingdom (“UK”), and some other countries have implemented and are in the process of implementing similar requirements that affect the fund when it enters into derivatives transactions with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. For example, the U.S. government, the EU, the UK and certain other jurisdictions have adopted mandatory minimum variation (and in some cases initial) margin requirements for bilateral derivatives. Such requirements could increase the amount of margin the fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

In addition, in October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (the “Derivatives Rule”), regulating the use by registered investment companies of derivatives and many related instruments (e.g. reverse repurchase agreements). Compliance with the Derivatives Rule was required as of August 19, 2022. The Derivatives Rule requires, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leverage-related risk based on a “value-at-risk” test and update reporting and disclosure procedures. Funds that use derivative instruments in a limited amount are not subject to the full requirements of the Derivatives Rule. In connection with the adoption of the Derivatives Rule, the funds are no longer required to comply with the asset segregation framework arising from prior SEC guidance for covering certain derivative instruments and related transactions.

Regulatory changes also may affect counterparty risk. For example, new regulatory requirements may limit the ability of the fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, the fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the EU, the UK, and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the EU and the UK, the liabilities of such counterparties to the fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

The CFTC and domestic exchanges have established (and continue to evaluate and revise) speculative position limits, referred to as “position limits,” on the maximum speculative positions which any person, or group of persons acting in concert, may hold or control in particular futures and options on futures contracts. In addition, federal position limits apply to swaps that are economically equivalent to futures contracts that are subject to CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that positions of different clients managed by Putnam Management and its affiliates or by any sub-adviser and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund. Position limits may adversely affect the fund’s ability to hold positions in certain futures contracts and related options and swaps. A violation of position limits could also lead to regulatory action materially adverse to the fund’s investment strategy.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the fund may trade have adopted reporting requirements. If the fund’s short positions or its strategy become generally known, the fund’s ability to implement its investment strategy could

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be adversely affected. In particular, other investors could cause a “short squeeze” in the securities held short by the fund forcing the fund to cover its positions at a loss. Such reporting requirements may also limit the fund’s ability to access management and other personnel at certain companies where the fund seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the fund could decrease drastically. Such events could make a fund unable to execute its investment strategy. Short sales are also subject to certain SEC regulations. If the SEC were to adopt additional restrictions on short sales, they could restrict the fund’s ability to engage in short sales in certain circumstances. The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on new or increases in short sales of certain securities, including short positions on such securities acquired through swaps, in response to market events. Bans on short selling and such short positions may make it impossible for the fund to execute certain investment strategies and may have a material adverse effect on the fund’s ability to generate returns.

In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits. These regulatory changes may adversely impact each fund’s investment strategies and operations.

Rules implementing the credit risk retention requirements of the Dodd-Frank Act for asset-backed securities require the sponsor of certain securitization vehicles to retain, and to refrain from transferring, selling, conveying to a third party, or hedging 5% of the credit risk in assets transferred, sold, or conveyed through the issuance of such vehicle, subject to certain exceptions. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which the fund may invest, which costs could be passed along to the fund as an investor in such transactions.

Some EU-regulated institutions (banks, certain investment firms, and authorized managers of alternative investment funds) are currently restricted from investing in securitizations (including U.S.-related securitizations), unless, in summary: (i) the institution is able to demonstrate that it has undertaken certain due diligence in respect of various matters, including its investment position, the underlying assets, and (in the case of authorized managers of alternative investment funds) the sponsor and the originator of the securitization; and (ii) the originator, sponsor, or original lender of the securitization has explicitly disclosed to the institution that it will retain, on an ongoing basis, a net economic interest of not less than five percent of specified credit risk tranches or asset exposures related to the securitization. In the future, EU insurance and reinsurance undertakings and UCITS funds are expected to become subject to similar restrictions. Although the requirements do not apply to the fund directly, the costs of compliance, in the case of any securitization within the EU risk retention rules in which the fund has invested or is seeking to invest, could be indirectly borne by the fund and the other investors in the securitization.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Because these requirements are relatively new and evolving, their ultimate impact on the fund and the financial system is not yet known. While the rules and regulations like those imposing requirements for margin and central clearing of some derivatives transactions are designed to reduce systemic risk (e.g., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and, as noted, the requirements can expose the fund to new kinds of costs and risks.

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London Interbank Offered Rate (LIBOR)

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as “junk bonds”) and may hold fixed-income securities that are downgraded to a lower rating after the time of purchase by the fund. Compared to higher-rated fixed-income securities, lower-rated securities generally offer the potential for higher investment returns but subject holders to greater credit, market and liquidity risk, including the possibility of default or bankruptcy. The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund’s ability to sell its securities at prices approximating the values the fund had placed on such securities. The market price of lower-rated securities also generally responds to short-term corporate and market developments to a greater extent than do the price and liquidity of higher-rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of lower-rated securities to meet its ongoing debt obligations. In addition, the market may be less liquid for lower-rated securities than for higher-rated securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody’s Investors Service, Inc. or Standard & Poor’s (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security. See “SECURITIES RATINGS.”

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund’s fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund’s fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater

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extent than higher-rated securities by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities, whether or not justified by fundamental factors. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security, changes in the ability of an issuer to make payments of interest and principal or regulation that limits the ability of certain categories of financial institutions to invest in lower-rated securities may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund’s net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund’s goal(s).

Lower-rated securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the fund may have to replace the securities with a lower yielding security, which would result in a lower return.

Issuers of lower-rated fixed-income securities may be (i) in poor financial condition, (ii) experiencing poor operating results, (iii) having substantial capital needs or negative net worth, or (iv) facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Issuers of lower-rated securities are also often highly leveraged, and their relatively high debt-to-equity ratios increase the risk that their operations may not generate sufficient cash flow to service their debt obligations, especially during an economic downturn or during sustained periods of rising interest rates. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by issuers of lower-rated securities is significantly greater than for issuers of higher-rated securities because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund’s assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund’s net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on such securities. This could increase the fund’s operating expenses and adversely affect the fund’s net asset value. In the case of tax-exempt funds, any income derived from the fund’s ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund’s intention to qualify as a “regulated investment company” under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in lower-rated securities, the achievement of the fund’s goals is more dependent on Putnam Management’s investment analysis than would be the case if the fund were investing in higher-rated securities

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Market Risk

The value of securities in a fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default), government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies), geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war), and factors related to a specific issuer, geography, industry or sector. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. (As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies). These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, particularly for larger investments. During those periods, the fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable price.

Legal, political, regulatory and tax changes may cause fluctuations in markets and securities prices. In the past, governmental and non-governmental issuers have defaulted on, or have been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. Defaults or restructurings by governments or others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. In addition, financial regulators, including the U.S. Federal Reserve and the European Central Bank, at times have taken steps to maintain historically low interest rates, such as by purchasing bonds. Some governmental authorities at times have taken steps to devalue their currencies substantially or have taken other steps to counter actual or anticipated market or other developments. Steps by those regulators and authorities to implement, or to curtail or taper, these activities could have substantial negative effects on financial markets. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.

The fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, economic uncertainty, and other geopolitical events (including sanctions, tariffs, exchange controls or other cross-border trade barriers) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in 2018 and 2019) may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the fund are difficult to predict. For example, Russia’s military invasion of Ukraine in February 2022 resulted in the United States, other countries, and certain international organizations levying broad economic sanctions against Russia and Russian individuals. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of the ruble, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities. Such actions could result in a freeze of Russian securities, impairing the ability of a fund to buy, sell, receive, or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets, and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could have an adverse/recessionary effect on Russia’s economy. All of these factors could have a negative effect on the performance of funds that have significant exposure to Russia.

In addition, the extent and duration of the military action associated with Russia’s invasion of Ukraine, resulting sanctions and resulting future market disruptions, including declines in Russian stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any disruptions

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caused by such military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may negatively impact Russia’s economy and Russian issuers of securities in which the fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. These and any related events could have a significant impact on fund performance and the value of an investment in the fund.

Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets, and may result in significant market volatility, exchange trading suspensions or closures, or a substantial economic downturn or recession. Those events, as well as other changes in foreign and domestic economic and political conditions, also could disrupt the operations of the fund or its service providers or adversely affect individual issuers or related groups of issuers, interest rates, credit ratings, default rates, inflation, supply chains, consumer demand, investor sentiment, and other factors affecting the value or liquidity of the fund’s investments.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions; significant disruptions to business operations, supply chains and customer activity; lower consumer demand for goods and services; higher levels of unemployment; event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in healthcare service preparation and delivery; prolonged quarantines; and general concern and uncertainty. These impacts have negatively affected, and may continue to negatively affect, the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic also has resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and economic downturns and recessions, and may continue to have similar effects in the future. In addition, actions taken by government and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 pandemic, including significant fiscal and monetary policies changes, may affect the value, volatility, and liquidity of some securities and other assets. Health crises caused by the COVID-19 pandemic may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The foregoing could impair the fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the fund’s service providers, adversely affect the value and liquidity of the fund’s investments, and negatively impact the fund’s performance and your investment in the fund. Given the significant uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict its potential impacts on a fund’s investments.

Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets, contribute to overall market volatility and adversely affect the values of the fund’s investments.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on global currency and financial markets, and on the values of the fund’s investments. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”). An agreement between the United Kingdom and the European Union governing their future trade relationship became effective January 1,

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2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. To the extent the fund has focused its investments in a particular country, region or market, adverse geopolitical and other events impacting that country, region or market could have a disproportionate impact on the fund.

Master Limited Partnerships (MLPs)

A MLP generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership through ownership of common units and have a limited role in the partnership’s operations and management.

MLP securities in which certain funds may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. In addition, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation.

MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests. For example, companies operating in the energy MLP sector are subject to risks that are specific to the industry in which they operate. MLPs and other companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. Energy MLP companies are subject to varying demand for oil, natural gas or refined products in the markets they serve, as well as changes in the supply of products requiring gathering,

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transport, processing, or storage due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities. Declines in oil or natural gas prices, as well as adverse regulatory decisions, may cause producers to curtail production or reduce capital spending for production or exploration activities, which may in turn reduce the need for the services provided by energy MLP companies. Lower prices may also create lower processing margins. Energy MLPs may also be subject to regulation by the Federal Energy Regulatory Commission (“FERC”) with respect to tariff rates that these companies may charge for interstate pipeline transportation services. An adverse determination by FERC with respect to tariff rates of a pipeline MLP could have a material adverse effect on the business, financial conditions, result of operations, cash flows and prospects of that pipeline MLP and its ability to make cash distributions to its equity owners.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Commercial paper is usually sold on a discounted basis rather than as an interest-bearing instrument. Unlike some other debt obligations, commercial paper is typically unsecured, which increases the credit risk associated with this type of investment. In some cases, commercial paper may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. Commercial paper also may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Certificates of deposit may include those issued by foreign banks outside the United States. Such certificates of deposit include Eurodollar and Yankee certificates of deposit. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Putnam Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign

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currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam Funds may invest in bankers’ acceptances without regard to this requirement.

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities and securities that reflect an interest in reverse mortgages, represent a participation in, or are secured by, mortgage loans or otherwise are secured by real estate related collateral. Mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government (and may not be guaranteed or insured by the U.S. government, such as those issued by Freddie Mac, Fannie Mae, and FHLBs), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. Interest and principal payments (including prepayments) on the mortgage loans underlying mortgage-backed securities typically pass through to the holders of the mortgage-backed securities or serve as the source for payments on the mortgage-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, home equity loans, leases of various types of real, personal and other property and receivables from credit card agreements. Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (and may or may not be guaranteed or insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers.

Mortgage-backed securities may have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment or refinancing of the underlying mortgage loans or the foreclosure of collateral securing the underlying mortgage loans. If property owners make unscheduled prepayments on their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as those mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

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The fund may invest in mortgage-backed securities that represent pools of mortgage loans with variable rates of interest (such loans, “ARMs”). Adjustable-rate mortgage-backed securities, like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, adjustable-rate mortgage-backed securities are collateralized by or represent interests in ARMs. Interest rates for ARMs are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of ARMs these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. If rates increase due to a reset, the risk of default by underlying borrowers may increase. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. The market value of an adjustable-rate mortgage-backed security may be adversely affected if interest rates increase faster than the rates of interest payable on the ARMs underlying the security. Also, some ARMs are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the ARM. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods.

The fund may also invest in mortgage-backed securities that represent pools of “hybrid” ARMs, underlying mortgages that combine fixed-rate and adjustable rate features. A hybrid ARM is a type of mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. During the initial interest period, hybrid ARMs behave more like fixed-rate mortgage loans. All hybrid ARMs have a reset date, the date on which a hybrid ARM changes from a fixed interest rate to a floating interest rate. At the reset date, a hybrid ARM can adjust by a maximum specified amount based on a margin over an identified index. Like ARMs, hybrid ARMs have periodic and lifetime limitations on the increases that can be made to the interest rates that mortgagors pay. Therefore, if during a floating rate period interest rates rise above the interest rate limits of the hybrid ARM, a fund holding a security backed by that hybrid ARM does not benefit from further increases in interest rates.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause greater losses on securities purchased at a premium than securities that are not purchased at a premium. To the extent an applicable interest rate is based on LIBOR, the fund will be exposed to certain additional risks. See “London Interbank Offered Rate (LIBOR)” above for more information.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk, depending on whether they are issued, or are guaranteed or insured, by agencies or instrumentalities of the U.S. government or by non-governmental issuers. Securities issued by private organizations may not be readily marketable, and since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, mortgage-backed and asset-backed securities have been subject to greater liquidity risk. These conditions may occur

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again. Also, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage-backed and asset-backed securities., There can be no assurance that in the future the market for mortgage-backed and asset-backed securities will continue to improve and become more liquid.

Mortgage-related securities include, among other things, securities that reflect an interest in a pool of reverse mortgages. In a reverse mortgage, a lender makes a loan to a homeowner based on the homeowner’s equity in his or her home. A homeowner must be age 62 or older to qualify for a reverse mortgage but is not necessarily required to have any minimum income. Generally, the homeowner is not required to pay interest or repay principal on the loan until the homeowner dies, sells the home, or ceases to use the home as his or her primary residence. There are three general types of reverse mortgages: (1) single-purpose reverse mortgages, which are offered by certain state and local government agencies and nonprofit organizations; (2) federally-insured reverse mortgages (known as home equity conversion mortgages), which are backed by the U. S. Department of Housing and Urban Development; and (3) proprietary reverse mortgages, which are privately offered loans. A mortgage-related security may be backed by a single type of reverse mortgage or by a combination of types of reverse mortgages. Reverse mortgage-related securities include agency and privately issued mortgage-related securities. The principal government guarantor of reverse mortgage-related securities is Ginnie Mae.

Reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities due to the unique nature of the underlying loans. The date of repayment for these loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may also be uncertain. Because reverse mortgages are offered only to persons 62 and older and there may be no income restrictions, the loans may react differently than traditional home loans to market events. As a result, investors (which may include the fund) in notes issued by reverse mortgage trusts (“RMTs”) may be deprived of payments to which they are entitled. This could result in losses to the fund. Investors, including the fund, may determine to pursue negotiations or legal claims or otherwise seek compensation from RMT service providers in certain instances. This may involve the fund incurring costs and expenses associated with such actions.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities (such as Freddie Mac, Fannie Mae, or Ginnie Mae), these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. CMOs may also be less liquid and may exhibit greater price volatility than other types of mortgage- or other asset-backed securities.

CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or “tranches”), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. A common type of stripped mortgage-backed security will have one

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class receiving all of the interest from the mortgage assets (interest only or “IOs”), while the other class will receive all of the principal (principal only or “POs”). The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the stripped mortgage-backed security’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Generally, the market value of POs is unusually volatile in response to changes in interest rates. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund’s ability to buy or sell those securities at any particular time.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

The value of asset-backed securities may be substantially dependent on the servicing of the underlying assets, and asset-backed securities are therefore subject to risks associated with negligence by, or defalcation of, the servicers of those assets. These risks may be heightened in the case of an asset-backed security collateralized by the fees earned by the servicer, as the servicer may have a reduced financial incentive to provide appropriate servicing. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (i.e., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

Consistent with the fund’s investment objective and policies, the fund may invest in other types of mortgage- and asset-backed securities offered currently or in the future, including certain yet-to-be-developed types of mortgage- and asset-backed securities which may be created as the market evolves.

Options on Securities

Writing covered options. The fund may write (i.e., sell) covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund’s goal(s) and policies. Call options written by the fund give the purchaser the right

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to buy the underlying securities from the fund at a stated exercise price, regardless of the security’s market price; put options written by the fund give the purchaser the right to sell the underlying securities to the fund at a stated exercise price, regardless of the security’s market price.

The fund will receive a premium from writing a put or call option, which increases the fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as “margin,” or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. If such a price decline occurs, the put option will permit the fund to sell the security at the higher exercise price or to close out the option at a profit. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. If such a price increase occurs, a call

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option will permit the fund to purchase the securities at the exercise price or to close out the option at a profit. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund’s options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management’s expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management’s expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security’s price does not change.

The effective use of options also depends on the fund’s ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations. Although the fund may be able to offset to some extent any adverse effects of being unable to terminate an option position, the fund may experience losses in some cases as a result of such inability.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

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The fund may use both European-style options, which are only exercisable at a specific expiration time on the expiration date, and American-style options, which are exercisable at any time prior to the expiration date. Since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

Options can be traded either through established exchanges (“exchange traded options”) or privately negotiated transactions (over-the-counter or “OTC” options). Exchange traded options are standardized with respect to, among other things, the underlying interest, expiration date, contract size and strike price. The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange traded options. OTC options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund’s ability to invest in illiquid securities. All option contracts involve credit risk if the counterparty to the option contract (e.g., the clearing house or OTC counterparty) or the third party effecting the transaction in the case of cleared options (e.g., futures commission merchant or broker/dealer) fails to perform. The credit risk in OTC options that are not cleared is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with cleared options.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and other countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. Under ordinary circumstances, preferred stock does not carry voting rights. As with all equity securities, the value of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions. The value of preferred stocks is particularly sensitive to changes in interest rates and is more sensitive to changes in an issuer’s creditworthiness than is the value of debt securities. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions,

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which can limit the benefit to investors of a decline in interest rates. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Additionally, if the issuer of preferred stock experiences economic or financial difficulties, its preferred stock may lose value due to the reduced likelihood that its board of directors will declare a dividend. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued on debt or dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value may be dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current market price of the underlying security. Because of the conversion feature, the market value of a convertible security will normally fluctuate in some proportion to changes in the market value of the underlying security, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions.

A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. If the conversion value of a convertible security is significantly below its investment value, the convertible security generally trades like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security is typically more heavily influenced by fluctuations in the market price of the underlying security. Generally, the amount of the premium decreases as the convertible security approaches maturity. Convertible securities generally have less potential for gain than common stocks.

The fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer.

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Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund’s investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. There can be no assurance that a liquid market will exist for any such security at any particular time, and a security which when purchased was liquid in the institutional markets may subsequently become illiquid.

Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and gauging how the investment is likely to perform over time. In addition, market quotations for these securities are less readily available. Due to the more limited financial information and lack of publicly available prices, it may be more difficult to determine the fair value of these securities for purposes of computing the fund’s net asset value. As a result, the judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities, and the fair value prices determined for the fund could differ from those of other market participants.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often “restricted securities,” i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144, 144A or Regulation S), or which are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. In addition, the issuer typically does not have an obligation to provide liquidity to investors by buying the securities back when the investor wants to sell. Disposing of these securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering these securities for resale and the risk of substantial delay in effecting the registration. Since the offering is not registered with the SEC, investors in a private placement have less protection under the federal securities laws against improper practices than investors in registered securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an “underwriter” for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

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Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs may concentrate their investments in specific geographic areas or in specific property types (i.e., hotels, shopping malls, residential complexes and office buildings). Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the fund’s own expenses.

Investing in REITs may involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the Investment Company Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs (“hybrid REITs”). Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and investments in mortgage-related securities.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

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REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency, borrower default or self-liquidation. REITs are also subject to the possibility of failing to qualify for the tax-advantaged treatment available to REITs under the Code or failing to maintain their exemptions from registration under the 1940 Act. In addition, REITs may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund’s investment in a REIT may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to “call” or redeem its securities. Issuers of redeemable securities are generally more likely to exercise a “call” option in periods when interest rates are below the rate at which the original security was issued. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Repurchase Agreements

Each fund may invest in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund’s cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is generally considered an illiquid investment. It is the fund’s present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable or unwilling to close out the repurchase agreement in accordance with its terms or the parties disagree as to the meaning or application of those terms. In such an event, the fund may be subject to expenses, delays, and risk of loss, including: (i) possible declines in the value of the underlying security while the fund seeks to enforce its rights under the agreement; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. The fund is also subject to the risk that the repurchase agreement instrument may not perform as expected.

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Pursuant to no-action relief granted by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam Funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells portfolio assets to another party subject to an agreement by the fund to repurchase the same assets from that party at an agreed upon price and date. During the reverse repurchase agreement period, the fund continues to receive principal and interest payments on the assets and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the assets. The fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the fund’s portfolio to behave as if it were leveraged.

When entering into a reverse repurchase agreement, the fund bears the risk of delay and costs involved in recovery of securities if the initial purchaser of the securities fails to return the securities upon repurchase or fails financially. These delays and costs could be greater with respect to foreign securities. Although securities repurchase transactions are generally marked to market daily, the fund also faces the risk that securities subject to a reverse repurchase transaction will decline quickly in value, and the fund will remain obligated to repurchase those securities at a higher price, potentially resulting in a loss. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. The fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby potentially realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the fund from its securities lending activities. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

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Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include ETFs), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. Passive ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries, though unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs also are subject to the risk that the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts or interruptions due to policies of the relevant exchange, unusual market conditions or other reasons. There can be no assurance that shares of a closed-end investment company or ETF will continue to be listed on an active exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “- Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the

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borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. There is also a risk that a borrowed security will need to be returned to the lender on short notice. If a request for return of borrowed securities occurs at a time when other short sellers of the securities are receiving similar requests, a “short squeeze” can occur, and the fund may be compelled to replace borrowed securities previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received in originally selling the securities short. In addition, the fund may have difficulty purchasing securities to meet its delivery obligations in the case of less liquid securities sold short by the fund, such as certain emerging market country securities or securities of companies with smaller market capitalizations. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. It should be noted that possible losses from short sales differ from those losses that could arise from a cash investment in a security because losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-Term Trading

In seeking the fund’s objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as “portfolio turnover” and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income when distributed to taxable individual shareholders. As a result of the fund’s investment policies, under certain market conditions the fund’s portfolio turnover rate may be higher than that

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of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund’s portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund’s portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

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Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. A swap agreement may be structured with reference to an index of securities that is created and maintained by the swap counterparty. Depending on their structures, swap agreements may increase or decrease the fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. To the extent an applicable interest rate is based on LIBOR, the fund will be exposed to certain additional risks. See “London Interbank Offered Rate (LIBOR)” above for more information.

The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). Total return swap agreements may be used to obtain exposure to a security, commodity, or market without owning or taking physical custody of such security or investing directly in such market. The fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the fund’s use of futures contracts, in addition to the risks involved in the fund’s use of swap agreements. See “-Futures Contracts and Related Options.” A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the fund does not own or take physical custody of such asset or invest directly in such market.

The value of the fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the fund’s investments and its share price. The fund’s ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. If the returns of an index upon which a swap is based are unavailable or cannot be calculated (including where the index is created and maintained by the swap counterparty), the fund may experience difficulty in valuing the swap or in determining the amounts owed to or by the counterparty, regardless of whether the counterparty has defaulted. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry

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counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to the fund.

The fund’s investments in swaps will generate ordinary income and losses for federal income tax purposes and may cause the fund to recognize income without receiving cash with which to make the distributions necessary to qualify and be eligible for treatment as a regulated investment company and avoid a fund-level tax. The fund may therefore need to liquidate other investments, including when it is not advantageous to do so, to meet its distribution requirement. The fund is not permitted to carry forward any net ordinary losses it realizes in a taxable year to offset ordinary income it realizes in subsequent taxable years.

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations to the counterparty. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or attempt to profit from changes or perceived changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When the fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.

A protection buyer may lose its investment and recover nothing should an event of default not occur. The fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.

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The market for credit default swaps has at times become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap are generally required to post collateral to each other. If the fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if the fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

The fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may purchase and write (sell) put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “-Options on Securities.”

Many over-the-counter derivatives (including many swaps) are complex and their valuation often requires subjective modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the fund’s NAV.

Tax-exempt Securities

General description. As used in this SAI, the term “Tax-exempt Securities” includes debt obligations issued by a state, a territory or possession of the United States, the District of Columbia, Puerto Rico, Guam and their political subdivisions (for example, counties, cities, towns, villages, districts and authorities), agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include to refund of outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to lend to other public institutions and facilities in anticipation of the receipt of revenue or the issuance of other obligations.

Tax-exempt Securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Tax-exempt Securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, payment-in-kind and step-coupon securities and may be privately placed or publicly offered.

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Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of “private activity” bonds may be issued by public authorities to finance projects of privately-owned entities, such as privately - operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “Redeemable securities,” “-Zero-coupon and Payment-in-kind Bonds,” “-Structured investments,” and “Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

Even though Tax-exempt Securities are interest-bearing investments that promise a stable flow of income, their prices are generally inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Tax-exempt Securities with longer remaining maturities typically fluctuate more than those of similarly rated Tax-exempt Securities with shorter remaining maturities. The values of Tax-exempt Securities also may be affected by changes in their actual or perceived credit quality. The credit quality of Tax-exempt Securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the state or region where the security is issued, and the liquidity of the security. The amount of information about the financial condition of an issuer of Tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund’s goals is more dependent on Putnam Management’s investment analysis than would be the case if the fund were investing in securities of better-known issuers. In addition, Tax-exempt Securities may be harder to value than securities issued by corporations that are publicly traded.

The secondary market for some Tax-exempt Securities issued within a state (including issues that are privately placed with the fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the Tax-exempt Securities in which the fund may invest. The market for Tax-exempt Securities rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

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Tax-exempt Securities Issued by the Commonwealth of Puerto Rico. Tax-exempt Securities issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations may be affected by economic, market, political, and social conditions in Puerto Rico. Puerto Rico has recently experienced (and may in the future experience) significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, and persistent government budget deficits. These challenges may negatively affect the value of the fund’s investments in Puerto Rico Tax-Exempt Securities. Major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. In both August 2015 and January 2016, Puerto Rico defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the fund’s investments in Puerto Rico Tax-exempt Securities. In 2016, the Puerto Rico Oversight, Management, and Economic Stability Act, known as “PROMESA,” was signed into law. Among other things, PROMESA established a federally-appointed Oversight Board to oversee Puerto Rico’s financial operations and provides Puerto Rico a path to restructuring its debts, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed. Proceedings under PROMESA remain ongoing, and it is unclear at this time how those proceedings will be resolved or what impact they will have on the value of a Fund’s investments in Puerto Rico municipal securities. These challenges and uncertainties have been exacerbated by Hurricane Maria and the resulting natural disaster in Puerto Rico. In September 2017, Hurricane Maria struck Puerto Rico, causing major damage across the Commonwealth, including damage to its water, power, and telecommunications infrastructure. The length of time needed to rebuild Puerto Rico’s infrastructure is unclear, but could amount to years, during which the Commonwealth is likely to be in an uncertain economic state. The full extent of the natural disaster’s impact on Puerto Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond’s price will fall to its call price. The escrow account securities pledged to pay the principal and interest of the pre-refunded municipal bonds held by the fund nonetheless still subject the fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded municipal bonds, if the fund sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale. The interest on pre-refunded bonds issued on or before December 31, 2017 is exempt from federal income tax; the interest on such bonds issued after December 31, 2017 is not exempt from federal income tax.

Tender option bonds. The fund may invest in tender option bonds (“TOBs”), which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a TOB. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the TOB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of TOBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase. TOBs are subject to restrictions on resale and are highly sensitive to changes in interest rates and the value of the underlying bond. Generally, coupon income on TOBs will decrease when interest rates increase, and will increase when interest rates decrease. Such securities can have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes in market interest rates at a rate that is a multiple of the actual rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities.

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Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of periodic payments by tobacco companies made under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share in settlement of certain smoking-related litigation. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, the spread of local ordinances restricting smoking in public places, and increases in the use of other nicotine delivery devices (such as electronic cigarettes, smoking cessation products, and smokeless tobacco).

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt Securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt Securities. The money market funds may

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also invest in Tax-exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt Securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt Securities. A stand-by commitment is a right acquired by the fund to sell up to the principal amount of such Tax-exempt Securities back to the seller or a third party (typically an institution such as a bank or broker-dealer) at an agreed-upon price or yield within specified periods prior to their maturity dates. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments when determining the fund’s net asset value. The fund will be subject to credit risk with respect to an institution providing a stand-by commitment and a decline in the credit quality of the institution could cause losses to the fund.

Yields. The yields on Tax-exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt Securities with the same maturity, interest rate and rating may have different yields while Tax-exempt Securities of the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt Securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio. Downgrades of Tax-exempt Securities held by a money market fund may require the fund to sell such securities, potentially at a loss.

“Moral obligation” bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “-Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. A lease obligation is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local tax in the state of issuance. Lease obligations may be secured or unsecured. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged.

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Municipal leases may be subject to greater risks than general obligation or revenue bonds. Although lease obligations do not constitute general obligations of the municipality, a lease obligation ordinarily is backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult. If a municipality does not fulfill its payment obligation, it may be difficult to sell the lease obligation and the proceeds of a sale may not cover the fund’s loss.

In addition to the “non-appropriation” risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds. Moreover, such leases may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment or facilities. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering, or the failure to recover fully, the fund’s original investment.

Additional risks. Securities in which the fund may invest, including Tax-exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, such as the recent bankruptcy-type proceedings by the Commonwealth of Puerto Rico the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt Securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the fund’s municipal bonds in the same manner.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt Securities. Further proposals limiting the issuance of Tax-exempt Securities may well be introduced in the future. Shareholders should consult their tax advisors for the current law on tax-exempt bonds and securities.

Temporary Defensive Strategies

In response to adverse market, economic, political or other conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies. However, a fund may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. In implementing temporary defensive strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies. When the fund takes temporary defensive positions, the fund may miss out on investment opportunities, and the fund may not achieve its investment objective. In addition, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

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Warrants

The fund may invest in or acquire warrants, which are instruments that give the fund the right (but not the obligation) to purchase certain securities from an issuer at a specific price (the “strike price”) until a stated expiration date. The purchase of warrants involves the risk that the effective price paid for the warrant added to the strike price of the underlying security may exceed the value of the security’s market price, such as when there is no movement in the level of the underlying security. Also, the strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund’s ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called “zero-coupon” bonds and “payment-in-kind” bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Code.

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The market for zero-coupon and payment-in-kind bonds may be limited, making it difficult for the fund to value them or dispose of its holdings quickly at an acceptable price.

INVESTMENT STRATEGIES APPLICABLE TO UNDERLYING FUNDS

The following discussion applies only to the underlying funds in which the Sustainable Retirement Funds invest.

Listing and Trading

Shares of each underlying fund have been approved for listing and trading on an exchange. Each underlying fund’s shares trade on an exchange at prices that may differ to some degree from their NAV. The listing exchange may remove an underlying fund’s shares from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the underlying fund, there are fewer than 50 beneficial owners of the underlying fund’s shares; (ii) the listing exchange becomes aware that the underlying fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act or in the case of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (the “Semi-Transparent ETFs), either the Tracking Basket (as defined below) or the holdings of the portfolio are not made available to all market participants at the same time; (iii) the underlying fund no longer complies with certain listing exchange rules; or (iv) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on the exchange inadvisable. In the case of the Semi-Transparent ETFs, the listing exchange may also remove an underlying fund’s shares from listing if (i) a fund has failed to file any filings required by the SEC or listing exchange is aware that an underlying fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to the underlying fund; (ii) certain ongoing listing requirements are not continuously maintained; (iii) any of the representations made by a fund in connection with its listing order are not continuously met.

The “Tracking Basket,” which each Semi-Transparent ETF publishes each business day on its website, is designed to closely track the daily performance of the Semi-Transparent ETF but is not the Semi-Transparent ETF’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the Semi- Transparent ETF’s investments are selected (“Strategy Components”); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Semi-Transparent ETF invests; and (3) cash and cash equivalents.

The listing exchange will remove an underlying fund’s shares from listing and trading upon termination of the trust. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the underlying fund’s shares will continue to be met. As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that such a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the underlying fund’s shares will be adversely affected if trading markets for the underlying fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Each Semi-Transparent ETF, unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of each Semi-Transparent ETF trade in the secondary market. Given the differences between each Semi-Transparent ETF and ETFs that disclose their complete holdings daily, there is a risk that market prices of each Semi-Transparent ETF may vary significantly from NAV, and that each Semi-Transparent ETF’s shares may trade at a wider bid/ask spread – and therefore cost investors more to trade – than shares of other ETFs. These risks are heightened during periods of market disruption or volatility. In addition, although each Semi-Transparent ETF seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify each Semi-Transparent ETF’s trading

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strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Semi-Transparent ETF and its shareholders, such as front running each Semi-Transparent ETF’s trades of portfolio securities.

Commodity Pools, Currency Trusts, and Metal Trusts

Exchange-traded commodity pools may invest heavily in futures, commodities, and other derivatives. These exchange-traded commodity pools may use financial leverage, which may cause greater gains and losses. The underlying funds are exposed to risks related to market, leverage, imperfect correlations with underlying investments or the portfolio holdings, price volatility, counterparty risk, liquidity, valuation, and regulatory risks. Exchange-traded currency trusts are exposed to fluctuations in foreign exchange rate risks; global and regional political, regulatory, economic situations; inflation risk; and volatile interest rates.

Exchange-traded metal trusts may invest and hold some or all assets in metals, such as gold and silver. The investments may include physical assets of the trust or investments in the form of derivatives, such as forwards and futures. The trusts may also invest in industries associated with metal production, such as mine production. The investments are subject to a number of risks. The underlying value of the metals; international, economic, monetary and political factors, many of which are unpredictable; and changing tax-royalty, land and mineral rights ownership and leasing regulations in metal producing countries.

Investing in exchange-traded commodity pools and exchange-traded metal trusts may indirectly expose the fund to risks similar to those described in “Commodities and Commodity-Related Investments,” “Derivatives,” “Futures Contracts and Related Options,” and “Swap Agreements” herein

Business development companies (“BDCs”)

BDCs are a type of closed-end fund regulated under the 1940 Act, which typically invest in and lend to small-and medium-sized private companies that may lack access to public equity markets for capital raising. Under the 1940 Act, BDCs must invest at least 70% of the value of their total assets in certain asset types, which are typically the securities of private U.S. businesses. Additionally, BDCs must make available significant managerial assistance to the issuers of such securities. BDCs are not taxed on income distributed to shareholders provided they qualify as a regulated investment company under the Code. The underlying funds will indirectly bear their proportionate share of any management and other expenses charged by the BDCs in which they invest. Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are also subject to management risk, including management’s ability to meet the BDC’s investment objective, and management’s ability to manage the BDC’s portfolio during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. Additionally, the House of Representatives recently passed the Build Back Better Act, which would make significant changes to the Code

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if enacted into law, and this summary does not contain a description of such potential changes. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested, including through corporations in which the fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

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If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to U. S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the fund’s shares (as described below). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The fund is not required to, and there can be no assurance the fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company generally may also elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable

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year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends at least annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid U.S. federal income or excise tax. Provided it is not treated as a “personal holding company” for U.S. federal income tax purposes, the fund is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the fund’s accumulated earnings and profits as a dividend on the fund’s tax return. This practice, which involves the use of tax equalization, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid U. S. federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of this distribution policy.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam Funds.

Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described herein, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the

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dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Each fund, other than fixed-income and money market funds, generally expects to report eligible dividends as qualified dividend income.

In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Distributions by the fund to its shareholders that the fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders.

Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a fund's investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax under Section 103(a) of the Code. In

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some cases, the fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that the fund reports as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will notify its shareholders in a written statement of the portion of distributions for the taxable year that constitutes exempt-interest dividends.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for U.S. federal AMT. For taxable years beginning after December 31, 2017, corporations are no longer subject to the federal AMT.

Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until and only to the extent that it disposes of shares of the underlying fund in a transaction qualifying for sale or exchange treatment or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

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As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund were to own 20% or more of the voting interests of an underlying fund, subject to a safe harbor in respect of certain fund of funds arrangements, the fund would be required to “look through” the underlying fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the underlying fund’s assets with the fund’s assets for purposes of satisfying the 25% diversification test described above.

If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

If the fund is a qualified fund of funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.

Derivatives, hedging and related transactions; certain exposure to commodities. In general, option premiums received by the fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in

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terminating the transaction. Thus, for example, if an option written by the fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the fund may trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

The fund’s investment in swaps, if any, will generate ordinary income and losses for federal income tax purposes. The fund’s investments in futures and swaps may cause the fund to recognize income without receiving cash with which to make the distributions necessary to qualify and be eligible for treatment as a regulated investment company and avoid a fund-level tax. The fund may therefore need to liquidate other investments, including when it is not advantageous to do so, to meet its distribution requirement. The fund is not permitted to carry forward any net ordinary losses it realizes in a taxable year to offset ordinary income it realizes in subsequent taxable years.

In addition to the special rules described above in respect of options, futures transactions and swaps, the fund’s derivative transactions, including transactions in options, futures contracts, straddles, securities loan and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

A fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a regulated investment company and can bear on its ability to so qualify. Income and gains from certain commodity-linked derivatives do not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments

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in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

Certain of the fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax. In the alternative, if the fund’s book income exceeds the sum of its taxable income and tax-exempt income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in REITs. The fund’s investment in REIT equity securities may result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for U.S. federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

Distributions by the fund to its shareholders that the fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section

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199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Mortgage-related securities. The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect), REITs that are themselves taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but apply retroactively, a portion of the fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code. Any investment in residual interests of CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders.

Income of a fund that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the fund. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes excess inclusion income derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust (“CRT”), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate

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any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution in and with respect to any taxable year to a shareholder in excess of the fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. Dividends and distributions on the fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the fund’s income (and required to be distributed by the fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security.Alternatively, the fund may elect to accrue market discount currently, in which case the fund will be required to include the accrued market discount in the fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the fund's income, will depend upon which of the permitted accrual methods the fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price) or OID. The fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

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If the fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than if the fund had not held such obligations.

Securities purchased at a premium. Very generally, where the fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the fund to reduce its tax basis by the amount of amortized premium.

Higher-Risk obligations. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize; when the fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such obligations, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred capital losses in excess of capital gains (“net capital losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term.

Foreign taxes. If more than 50% of the fund’s assets at taxable year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

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Passive Foreign Investment Companies. Investments treated as equity for federal income tax purposes in certain “passive foreign investment companies” (“PFICs”, as defined below) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the disposition of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” If the fund indirectly invests in PFICs by virtue of the fund’s investments in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur the tax and interest charges described above in some instances.

A PFIC is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated transactions and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses generally will reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the fund to offset income or gains earned in subsequent taxable years.

Sale, exchange or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the fund if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentences) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

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Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.

Shares purchased through tax-qualified plans. Special tax rules apply to investments through employer-sponsored retirement plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. shareholders. Distributions by the fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the fund as (1) Capital Gain Dividends, (2) interest-related dividends, (3) short-term capital gain dividends, each as defined below and subject to certain conditions described below, and (4) exempt-interest dividends generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related

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dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the fund invests in other regulated investment companies that pay Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the fund, such distributions retain their character as not subject to withholding if properly reported when paid by the fund to foreign shareholders. The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

The fact that a fund achieves its goals by investing in underlying funds generally does not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in underlying funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

Distributions by the fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends, and short-term capital gain dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S.-source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund, unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder's sale of shares of the fund (as described below).

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if the fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or

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business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a fund is a QIE.

If an interest in the fund were a USRPI, the fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the fund were a QIE under a special “look-through” rule, any distributions by the fund to a foreign shareholder (including, in certain cases, distributions made by the fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the fund from a lower-tier regulated investment company or REIT that the fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the fund would retain their character as gains realized from USRPIs in the hands of the fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the fund.

Foreign shareholders of the fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of fund shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the fund.

Other reporting and withholding requirements. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or Capital Gain Dividends the fund pays. If a payment by the fund is subject to FATCA withholding, the fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations. The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

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MANAGEMENT

Trustees

Name, Address[1], Year of Birth, Position(s) Held with Fund and Length of Service as a Putnam Fund Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of Funds in the Putnam Funds Complex Overseen by Trustee[3]	Other Directorships Held by Trustee

Liaquat Ahamed (Born 1952), Trustee since 2012	Author; won Pulitzer Prize for Lords of Finance: The Bankers Who Broke the World.	103	Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization; and a Trustee of the Journal of Philosophy.
Barbara M. Baumann (Born 1955), Trustee since 2010, Vice Chair since 2022	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	103	Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children’s Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a director of publicly traded companies Buckeye Partners, LP, UNS Energy Corporation, CVR Energy Company and SM Energy Corporation.
Katinka Domotorffy (Born 1975), Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	103	Director of the Great Lakes Science Center and of College Now Greater Cleveland.
Catharine Bond Hill (Born 1954), Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.	103	Director of Yale-NUS College; and Trustee of Yale University.
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Name, Address[1], Year of Birth, Position(s) Held with Fund and Length of Service as a Putnam Fund Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of Funds in the Putnam Funds Complex Overseen by Trustee[3]	Other Directorships Held by Trustee
Kenneth R. Leibler (Born 1949), Trustee since 2006, Vice Chair from 2016 to 2018 and Chair since 2018	Vice Chairman Emeritus of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.	103	Director of Eversource Corporation, which operates New England’s largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.
Jennifer Williams Murphy (Born 1964), Trustee since 2022	Chief Executive Officer and Founder of Runa Digital Assets, LLC, an institutional investment advisory firm specializing in active management of digital assets. Until 2021, Chief Operating Officer of Western Asset Management, LLC, a global investment adviser, and Chief Executive Officer and President of Western Asset Mortgage Capital Corporation, a mortgage finance real estate investment trust.	103	Previously, a Director of Western Asset Mortgage Capital Corporation.
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Name, Address[1], Year of Birth, Position(s) Held with Fund and Length of Service as a Putnam Fund Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of Funds in the Putnam Funds Complex Overseen by Trustee[3]	Other Directorships Held by Trustee
Marie Pillai (Born 1954), Trustee since 2022	Senior Advisor, Hunter Street Partners, LP, an asset-oriented private investment firm; Specialty Leader and Member of the Curriculum Committee of the Center for Board Certified Fiduciaries, a public benefit corporation providing coursework for developing fiduciaries. Until 2019, Vice President, Chief Investment Officer and Treasurer of General Mills, Inc., a global food company.	103	Director of the Catholic Community Foundation of Minnesota; Investment Advisory Board Member of the University of Minnesota; Member of the Investment Committee of the Bush Foundation, a non-profit organization supporting community problem-solving in Minnesota, North Dakota and South Dakota; Member of the Finance Council and Corporate Board of the Archdiocese of Saint Paul & Minneapolis; and previously, a Board Member of Catholic Charities of St. Paul and Minneapolis.
George Putnam III (Born 1951), Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	103

Director of The Boston Family Office, LLC, a registered investment advisor; Director of the Gloucester Marine Genomics Institute; a Trustee of the Lowell Observatory Foundation; and previously, a Trustee of the Marine Biological Laboratory.

Manoj P. Singh (Born 1952), Trustee since 2017	Until 2015, chief operating officer and global managing director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. board of directors and the boards of Deloitte member firms in China, Mexico and Southeast Asia.	103	Director of ReNew Energy Global Plc, a publicly traded renewable energy company; Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children’s education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.
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Name, Address[1], Year of Birth, Position(s) Held with Fund and Length of Service as a Putnam Fund Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of Funds in the Putnam Funds Complex Overseen by Trustee[3]	Other Directorships Held by Trustee
Mona K. Sutphen (Born 1967), Trustee since 2020	Partner, Investment Strategies at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Marco Advisory Partners, a global consulting firm.	103	Director of Spotify Technology S.A., a publicly traded audio content streaming service; Director of Unitek Learning, a private nursing and medical services education provider in the United States; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; member of the Advisory Board for the Center on Global Energy Policy at Columbia University’s School of International and Public Affairs; previously Director of Pattern Energy and Pioneer Natural Resources, publicly traded energy companies; and previously Managing Director of UBS AG.

Interested Trustees
*Robert L. Reynolds (Born 1952), Trustee since 2008	President and Chief Executive Officer of Putnam Investments; member of Putnam Investments’ Board of Directors; and Chair of Great-West Lifeco U.S. LLC. Prior to 2019, also President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products, and of Great-West Lifeco U.S. LLC, a holding company that owns Putnam Investments and Great-West Financial, and a member of Great-West Financial’s Board of Directors.	103	Director of the Concord Museum; Director of Dana-Farber Cancer Institute; Director of the U.S. Ski & Snowboard Foundation; Chair of the Boston Advisory Board of the American Ireland Fund; Council Co-Chair of the American Enterprise Institute; Member of U.S. Chamber of Commerce, Center for Capital Markets Competitiveness; Chair of Massachusetts High Technology Council; Member of the Chief Executives Club of Boston; Member of the Massachusetts General Hospital President’s Council; Chairman, Board of Directors at the Ron Burton Training Village; Director and former Chair of the Massachusetts Competitive Partnership; former Chair of the West Virginia University Foundation; and former Executive Committee Member of the Greater Boston Chamber of Commerce.

1 The address of each Trustee is 100 Federal Street, Boston, MA 02110.

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2 Each Trustee serves for an indefinite term, until his or her resignation, retirement during the year he or she reaches age 75, death or removal.

3 The Putnam funds complex is composed of the Putnam mutual funds, closed-end funds, and exchange-traded funds. As of December 31, 2022, there were 92 mutual funds, 4 closed-end funds and 7 exchange-traded funds. Messrs. Leibler, Putnam, Singh and Reynolds and Mses. Baumann, Murphy and Pillai were elected to the Board of Trustees of Putnam ETF Trust effective as of January 11, 2023. Each Trustee listed in the table above serves as Trustee of each fund in the Putnam funds complex.*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund and Putnam Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees was most recently elected by shareholders of the fund during 2022, although most of the Trustees have served on the Board for many years. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam Funds at the time.

In recommending the election of the board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the Board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam Funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the Board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Independent Trustees

Liaquat Ahamed -- Mr. Ahamed’s experience as Chief Executive Officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of multiple NYSE companies.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

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Catharine Bond Hill -- Dr. Hill’s education and experience as an economist and as president and provost of colleges in the United States.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as Chief Executive Officer of a major asset management organization, and his service as a director of various public and private companies.

Jennifer Williams Murphy --— Ms. Murphy’s experience as Chief Operating Officer of a major global investment management organization and as Chief Executive Officer of an investment advisory firm specializing in digital assets.

Marie Pillai --— Ms. Pillai’s experience as Vice President, Chief Investment Officer, and Treasurer of a global food company, her experience in similar positions at a global engineering company, and her experience in corporate and operational finance roles at a global consumer products company.

George Putnam III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and Chief Executive Officer of an investment management firm and his experience as an author of various publications on the subject of investments.

Manoj P. Singh -- Mr. Singh’s experience as chief operating officer and global managing director of a global professional services organization that provided accounting, consulting, tax, risk management, and financial advisory services.

Mona K. Sutphen – Ms. Sutphen’s extensive experience advising corporate, philanthropic and institutional investors on the intersection of geopolitics, policy and markets, as well as her prior service as White House Deputy Chief of Staff for Policy and as a US Foreign Service Officer, her work advising financial services companies on macro risks, and her service as director of public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’s extensive experience as a senior executive of one of the largest mutual fund organizations in the United States and his current role as President and Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

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Name, Address[1], Year of Birth, Position(s) Held with Fund	Length of Service with the Putnam Funds[2]	Principal Occupation(s) During Past 5 Years and Position(s) with Fund’s Investment Adviser and Distributor[3]
Jonathan S. Horwitz[4] (Born 1955) Executive Vice President, Principal Executive Officer, and Compliance Liaison	Since 2004	Executive Vice President, Principal Executive Officer, and Compliance Liaison, The Putnam Funds.
Stephen J. Tate (Born 1974) Vice President and Chief Legal Officer	Since 2021

General Counsel, Putnam Investments, Putnam Management and Putnam Retail Management

(2021 – Present).

Deputy General Counsel and related positions, Putnam Investments, Putnam Management and Putnam Retail Management (2004-2021).

James F. Clark[3] (Born 1974) Vice President and Chief Compliance Officer	Since 2016	Chief Compliance Officer, Putnam Investments and Putnam Management (2016 – Present). Associate General Counsel, Putnam Investments, Putnam Management and Putnam Retail Management (2003-2015).
Michael J. Higgins[4] (Born 1976) Vice President, Treasurer, and Clerk	Since 2010	Vice President, Treasurer, and Clerk, The Putnam Funds.
Richard T. Kircher (Born 1962) Vice President and BSA Compliance Officer	Since 2019	Assistant Director, Operational Compliance, Putnam Investments and Putnam Retail Management (2015 – Present). Sr. Manager, Operational Compliance, Putnam Investments and Putnam Retail Management (2004-2015).
Janet C. Smith (Born 1965) Vice President, Principal Financial Officer, Principal Accounting Officer, and Assistant Treasurer	Since 2007	Head of Fund Administration Services, Putnam Investments and Putnam Management.
Susan G. Malloy (Born 1957) Vice President and Assistant Treasurer	Since 2007	Head of Accounting, Middle Office, and Control Services, Putnam Investments, and Putnam Management.
Mark C. Trenchard (Born 1962) Vice President	Since 2002	Director of Operational Compliance, Putnam Investments and Putnam Retail Management.
Alan G. McCormack[5] (Born 1964) Vice President and Derivatives Risk Manager	Since 2022	Head of Quantitative Equities and Risk, Putnam Investments.
Martin Lemaire[5] (Born 1984) Vice President and Derivatives Risk Manager	Since 2022	Risk Manager, Putnam Investments (2020 – Present). Risk Analyst, Putnam Investments (2016 – 2020).
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Name, Address[1], Year of Birth, Position(s) Held with Fund	Length of Service with the Putnam Funds[2]	Principal Occupation(s) During Past 5 Years and Position(s) with Fund’s Investment Adviser and Distributor[3]
Nancy E. Florek[4] (Born 1957) Vice President, Director of Proxy Voting and Corporate Governance, Assistant Clerk, and Assistant Treasurer	Since 2000	Vice President, Director of Proxy Voting and Corporate Governance, Assistant Clerk, and Assistant Treasurer, The Putnam Funds.
Denere P. Poulack[4] (Born 1968) Assistant Vice President, Assistant Clerk, and Assistant Treasurer	Since 2004	Assistant Vice President, Assistant Clerk, and Assistant Treasurer, The Putnam Funds.

1The address of each Officer is 100 Federal Street, Boston, MA 02110.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds, except in certain cases where a fund has a unitary fee and/or expense limitation arrangement whereby Putnam Management is responsible for all or a portion of these individuals’ compensation.

5 Messrs. McCormack and Lemaire each serve as Vice President and Derivatives Risk Manager for the funds, except Putnam Government Money Market Fund and Putnam Money Market Fund.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 10 of the 11 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of independent trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session (i.e., without representatives of your fund’s investment manager or its affiliates present). An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. The Executive Committee, Audit, Compliance and Risk Committee, and Board Policy and Nominating Committee are authorized to take action on certain matters as specified in their charters or in policies and procedures relating to the governance of the funds; with respect to other matters, these committees

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review and evaluate and make recommendations to the Trustees as they deem appropriate. The other committees also review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and independent registered public accountants as well as other experts. The committees meet as often as appropriate, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees receive reports regarding investment risks, compliance risks and other risks. The Board and certain committees also meet periodically with the funds’ Chief Compliance Officer to receive compliance reports. In addition, the Board and its Investment Oversight Committees meet periodically with the portfolio managers of the funds to receive reports regarding the management of the funds. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls risks.

The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect your fund can be identified in advance; that it may not be practical or cost effective to eliminate or to mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve your fund’s investment objectives; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.

Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee provides oversight on matters relating to the integrity of the funds’ financial statements, compliance with legal and regulatory requirements, the performance of each fund’s internal audit function, Codes of Ethics issues, and certain aspects of overseeing Putnam Management’s risk assessment and risk management. This oversight is discharged by regularly meeting with management and the funds’ independent registered public accountants and remaining current with respect to industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent registered public accountants, including their independence, and the review of Putnam Management’s oversight of the funds’ significant other service providers (unless another committee, or the Board, has this responsibility). The Committee also oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of dividends and distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for dividends and distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The members of the Committee include only Independent Trustees. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the NYSE. The Board has adopted a written charter for the Committee, a current copy of which is available at putnam.com/about-putnam. The current members are Mr. Singh (Chair), Dr. Hill, and Mses. Domotorffy, Murphy, and Pillai.

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Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Independent Trustees. The current members are Ms. Baumann (Chair), Dr. Hill, and Messrs. Leibler and Putnam.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's (and its affiliates’) practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management (or its affiliates) to obtain brokerage and research services generally useful to it (or its affiliates) in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee is composed entirely of Independent Trustees. The current members are Messrs. Ahamed (Chair), Leibler and Putnam, and Mses. Baumann and Sutphen.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and certain matters relating to closed-end funds. In addition, the Committee also reviews communications with, and the quality of services provided to, shareholders and oversees the marketing and sale of fund shares by Putnam Retail Management. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee is composed entirely of Independent Trustees. The current members are Messrs. Putnam (Chair), Ahamed and Leibler, and Mses. Baumann and Sutphen.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to review annual and ongoing goals, objectives and priorities for the Board and to facilitate coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Messrs. Leibler (Chair) and Putnam, and Ms. Baumann.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management and its affiliates to review the investment performance and strategies of the funds in light of their stated goals and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate board committees to ensure that any such issues are properly addressed. The Committees review the proposed investment objectives, policies and restrictions of new fund products and proposed changes to investment objectives, policies and restrictions of

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existing funds. The current members of Investment Oversight Committee A are Mses. Domotorffy (Chair), Murphy and Sutphen, and Messrs. Ahamed, Reynolds, and Singh, and the current members of Investment Oversight Committee B are Dr. Hill (Chair), Messrs. Leibler and Putnam, and Mses. Baumann and Pillai.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam Funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also reviews (i) compliance by money market funds with Rule 2a-7 under the 1940 Act, (ii) in-kind redemptions by the fund affiliates, (iii) the correction of occasional pricing errors, and (iv) Putnam Management’s oversight of pricing vendors. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee is composed entirely of Independent Trustees. The current members are Mr. Singh (Chair), Dr. Hill, and Mses. Domotorffy, Murphy, and Pillai.

Exchange-Traded Fund Committee. The Exchange-Traded Fund Committee is responsible for assisting the Trustees in their oversight of the funds that are ETFs. The Committee reviews matters arising from time to time relating to the ETFs that are not otherwise within the general subject matter purview of another committee, including, but not limited to: (i) service provider relationships that are specific to the ETFs, (ii) business, industry, legal, and regulatory matters that are specific to the ETFs, (iii) proposals relating to new ETFs, and (iii) transactions involving ETFs. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The current members are Messrs. Ahamed (Chair) and Leibler, Dr. Hill, and Mses. Domotorffy, Murphy, and Sutphen.

Indemnification of Trustees

The Agreement and Declaration of Trust of each fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it has been finally adjudicated that (a) they have not acted in good faith, (b) they have not acted in the reasonable belief that their actions were (i) in the best interests of the fund or (ii) at least were not opposed to the best interests of the fund, (c) in the case of a criminal proceeding, they had reasonable cause to believe the action was unlawful or (d) they were liable to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments. Great-West Lifeco Inc., a financial services holding company with operations in Canada, the United States and Europe and a member of the Power Financial Corporation group of companies, owns a majority interest in Putnam Investments. Power Financial Corporation, a diversified management and holding company with direct and indirect interests in the financial services sector in Canada, the United States and Europe, is a subsidiary of Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial

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services, communications and other business sectors. The Desmarais Family Residuary Trust, a trust established pursuant to the Last Will and Testament of the Honourable Paul G. Desmarais, directly and indirectly controls a majority of the voting shares of Power Corporation of Canada.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation.

For retail open-end funds except Putnam Dynamic Asset Allocation Equity Fund, Putnam Retirement Advantage Funds, Putnam Sustainable Retirement Funds, and Putnam Short-Term Investment Fund: As of July 1, 2021, through the expiration of the one-year period following the effective date of the next annual update of each fund’s registration statement, Putnam Management will waive fees and/or reimburse expenses of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses, and payments under the fund’s investor servicing contract, the fund’s investment management contract (including any applicable performance-based upward or downward adjustment to a fund’s base management fee), and the fund’s distribution plans, to an annual (measured on a fiscal year basis) rate of 0.20% of the fund’s average net assets.

For Putnam Dynamic Asset Allocation Equity Fund Only: Putnam Management has contractually agreed to waive fees and/or reimburse expenses of the fund through September 30, 2022 to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund

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fees and expenses, and payments under the fund’s investor servicing contract, the fund’s investment management contract, and the fund’s distribution plans, to an annual (measured on a fiscal year basis) rate of 0.02% of the fund’s average net assets.

For all funds: In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam Funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on not less than 60 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

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The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, PAC, an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, by PIL pursuant to a sub-advisory contract among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

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Portfolio Transactions

Potential conflicts of interest in managing multiple accounts.

Putnam Management

Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGER(S)” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front-running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• Except as provided in Part I of this SAI, the fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” accounts for the purpose of testing

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proposed investment strategies and products before offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of pilot accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations and where practicable, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. However, accounts advised or sub-advised by PIL will only place trades at an execution-only commission rate, whereas other Putnam accounts may pay an additional amount for research and other products and services (a “bundled” or “full service” rate). Putnam Management may aggregate trades in PIL accounts with other Putnam accounts that pay a bundled rate as long as all participating accounts pay the same execution rate. To the extent that non-PIL accounts pay a bundled rate, the PIL and other Putnam Management accounts would not be paying the same total commission rate. Certain other exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the fund. Depending on goals or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

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Under federal securities laws, a short sale of a security by another client of Putnam Management or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the fund from participating in the public offering, which could cause the fund to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGER(S)” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The products and services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, trading systems and other brokerage services, economic and political analysis, fundamental and macro investment research, industry and company reviews, statistical information, market data, evaluations of investments, strategies, markets and trading venues, recommendations as to the purchase and sale of investments, performance measurement services and meetings with management of current or prospective portfolio companies or with industry experts. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment/brokerage- and non-investment/brokerage-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the

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mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, the price, size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, research and brokerage services provided by a broker-dealer, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved, the benefit of any capital committed by a broker-dealer to facilitate the efficient execution of the transaction and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

For those funds sub-advised by PIL and where PIL places trades on behalf of those funds, the rules of the United Kingdom’s Financial Conduct Authority (the “FCA Rules”) apply with respect to the receipt of investment research. Under the FCA Rules, PIL may not obtain research using brokerage commissions paid by funds sub-advised by PIL. PIL will use only “hard dollars” (i.e., from its own resources) to acquire external research used by London-based personnel, including fixed income personnel, except with respect to Minor Non-Monetary Benefits.

Minor Non-Monetary Benefits include, among other categories:

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•	Research from independent research providers who are not engaged in execution services and are not part of a financial services group that offers execution or brokerage services;

•	Research on listed and unlisted small and medium-sized enterprises with a market capitalization below £200 million;

•	Research focusing on fixed income, currency, and commodity investment strategies; and

•	Written research that is openly available to other firms or to the general public.

PIL may use soft dollar commissions generated by trades of Putnam Management and other Putnam affiliates other than PIL to obtain research received by employees of PIL that qualify as a Minor Non-Monetary Benefit.

Principal Underwriter

Putnam Retail Management, located at 100 Federal Street, Boston, MA 02110, is the principal underwriter of shares of the fund and the other continuously offered Putnam Funds (other than Putnam Multi-Asset Income Fund, which does not have a principal underwriter). Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC, and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”), and by the fund (the “Putnam Funds Code of Ethics” and each of the Putnam Investments Code of Ethics, and the Putnam Funds Code of Ethics, a “Code of Ethics”). Each Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethicsdoes not prohibit personnel from investing in securities that may be purchased or held by the fund. However, each Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

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The fund’s Trustees, in compliance with Rule 17j-1, approved each Code of Ethics and are required to approve any material changes to each Code of Ethics. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of each Code of Ethics.

Investor Servicing Agent

Putnam Investor Services, located at 100 Federal Street, Boston, MA 02110, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund.

For all funds other than the Putnam Retirement Advantage Funds and Putnam Sustainable Retirement Funds, the fee paid to Putnam Investor Services with respect to assets attributable to non-defined contribution plan accounts (which include accounts maintained directly with the fund, accounts underlying omnibus accounts maintained by financial intermediaries with the fund, accounts of Section 529 college savings plans that are allocated to the fund and accounts of certain funds that operate as funds-of-funds that are allocated to the fund (collectively “retail accounts”)) holding class A, class B, class C, class M, class N, class R and class Y shares, subject to certain limitations, is an annual fee that includes (1) a per account fee for each retail account of the fund that is applicable to the funds in its specified product category, and (2) a fee based on a specified rate of each fund’s average daily net assets that is based on the rate applicable to the funds in its specified product category. The fund categories used for purposes of calculating the per account fee described above are based on product type. The accounts of 529 plans are included in the determination of the number of accounts at the underlying fund level in proportion to the percentage of the investing fund’s net assets that are invested in the particular underlying fund.

For the Putnam Retirement Advantage Funds, the fees paid to Putnam Investor Services with respect to class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares, are based on a specified rate of the fund’s average daily net assets attributable to each such class of shares.

For the Putnam Sustainable Retirement Funds, the fees paid to Putnam Investor Services with respect to assets attributable to retail accounts holding class A, class B, class C, class R and class Y shares, are based on a specified rate of the fund’s average daily net assets attributable to such retail accounts.

The fees paid to Putnam Investor Services with respect to defined contribution plan accounts holding class A, class B, class C, class R and class Y shares are based on a specified rate of the average of the net assets attributable to such defined contribution plan accounts invested in a fund as of the end of the month and the end of the prior month.

As of July 1, 2021, except with respect to the Putnam Sustainable Retirement Funds and the Putnam Retirement Advantage Funds, Putnam Investor Services has agreed, through the later of the one year period following the effective date of the next annual update of each fund’s registration statement or August 31, 2022, that the aggregate investor servicing fees for the fund’s retail and defined contribution plan accounts will not exceed an annual rate of 0.250% of the fund’s average daily net assets attributable to such accounts.

Other than for the Putnam Retirement Advantage Funds, the fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average daily net assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average daily net assets attributable to class R5 shares applies to Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust and Putnam Income Fund.

For all funds other than the Putnam Retirement Advantage Funds, the fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average daily net assets attributable to class R6 shares.

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The fee paid to Putnam Investor Services with respect to class I, class G and class P shares is based on an annual rate of 0.01% of each fund’s average daily net assets attributable to class I shares, class G and class P shares, respectively.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties may provide certain sub-accounting and similar recordkeeping services for their customers’ accounts.

In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of underlying accounts in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the heading “Distribution Plans – Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian and the custodian of each Subsidiary. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the Independent Trustees, and is located at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth (observed), the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 under the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

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Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern Time.

Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the NYSE. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the NYSE, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

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The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

“Retail money market funds” and “government money market funds” each as defined by Rule 2a-7 under the 1940 Act generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a retail money market fund and government money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m. Eastern Time for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through an employer-sponsored retirement plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

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Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam Funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Investor Services receives a Reinstatement Certificate or equivalent instructions which identify a specific redemption eligible for the reinstatement privilege. Putnam Investor Services may, in its discretion, accept such Certificate or equivalent instructions within 30 days following confirmation of an investment that qualifies for the reinstatement privilege. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight -year period for conversion to class A shares. Reinstatements into class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Redemption orders for class B shares placed after March 31, 2017 are not eligible for the reinstatement privilege.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

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Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 for shares of the same class of a different Putnam fund between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges between accounts in different Putnam funds with identical registrations that are in the same class of shares promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its goal(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581.

Shareholders of other Putnam Funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Government Money Market Fund, Putnam Money Market Fund or Putnam Ultra Short Duration Income Fund into another Putnam Fund may be subject to an initial sales charge. Class A shares of a Putnam Fund may be exchanged for class N shares of other Putnam Funds, if available. Class N shares of a Putnam Fund may be exchanged for class A shares of other Putnam Funds, if available.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

Same-Fund Exchange Privilege. Except as set forth below, exchanges between share classes of the same Putnam fund are not allowed.

Class A shareholders who are eligible to purchase class I (Putnam Mortgage Opportunities Fund only), class N, class R5, class R6 or class Y shares may exchange their class A shares for class I, class N, class R5, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state, that the class A shares are no longer subject to a CDSC, in the case of class R5 shares, the shares are available through the relevant retirement plan and, in the case of class R6 shares, the shares are available through the relevant retirement plan, advisory program or platform.

Class C shareholders who are eligible to purchase class A shares without a sales charge because the shareholders are (i) clients of broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) clients of broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund ‘supermarket’ or retail self-directed brokerage account (with or without the imposition of a transaction fee) may exchange their class C shares for class A shares of the same fund, provided that (i) the class C shares are no longer subject to a CDSC and (ii) class A shares of such fund are offered to residents of the shareholder’s state.

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Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC, or class Y shares of such fund are offered to residents of the shareholder’s state.

Class I shareholders of Putnam Mortgage Opportunities Fund who are eligible to purchase class A, class R6 or class Y shares may exchange their class I shares for class A, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R6 shares, are available through the relevant retirement plan, advisory program or platform.

Class M shareholders who are eligible to purchase class Y shares may exchange their class M shares for class Y shares of the same fund, provided that class Y shares of such fund are offered to residents of the shareholder’s state and, if applicable, the shares are available through the relevant retirement plan.

Class N shareholders who are eligible to purchase class A shares may exchange their class N shares for class A shares of the same fund, provided that class A shares of such fund are offered to residents of the shareholder’s state, the class N shares are no longer subject to a CDSC, and, if applicable, the class A shares are available through the relevant retirement plan.

Class R shareholders who are eligible to purchase class R3, class R4, class R5 or class R6 shares may exchange their class R shares for class R3, class R4, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state, in the case of class R3, R4 and R5 shares, the shares are available through the relevant retirement plan and, in the case of class R6 shares, the shares are available through the relevant retirement plan, advisory program or platform.

Class R3 shareholders who are eligible to purchase class R, class R4, class R5 or class R6 shares may exchange their class R3 shares for class R, class R4, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R4 shareholders who are eligible to purchase class R, class R3, class R5 or class R6 shares may exchange their class R4 shares for class R, class R3, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class R, class R3, class R4 or class R6 shares may exchange their class R5 shares for class R, class R3, class R4 or class R6 of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class I (Putnam Mortgage Opportunities Fund only), class R, class R3, class R4, class R5 or class Y shares may exchange their class R6 shares for class A, class I, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan, advisory program or platform.

Class Y shareholders who are eligible to purchase class A, class I (Putnam Mortgage Opportunities Fund only), class C, class N, class R3, class R4, class R5 or class R6 shares may exchange their class Y shares for class A, class I, class C, class N, class R3, class R4, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state, in the case of class R3, class R4 and class R5 shares, the shares are available through the relevant retirement plan and, in the case of class R6 shares, the shares are available through the relevant retirement plan, advisory program or platform. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A shares, class C shares or class N shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

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No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss. Shareholders should be aware that (i) the same-fund exchange privilege may be effected only if permitted by a shareholder’s dealer of record, (ii) the same-fund exchange privilege may not be available for all accounts and may not be offered by all dealers, financial institutions and other intermediaries through which a shareholder may hold shares, and (iii) the dealer of record through whom a shareholder holds shares may be authorized (e.g., under its account or similar agreement with a shareholder) to reject any same-fund exchange. None of the Putnam funds, Putnam Retail Management or Putnam Investor Services are responsible for any determinations made, or any actions taken, by a shareholder’s dealer of record in respect of same-fund exchanges. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam Fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its goal(s) and policies, and shareholders should obtain a prospectus and consider these goal(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam Funds are not available to residents of all states.

Shareholders of other Putnam Funds may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these

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plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in Tax-exempt Securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including SIMPLE IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, plan administration arrangements are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam Funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

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REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. To the extent consistent with applicable laws and regulations, the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

POLICY ON EXCESSIVE SHORT-TERM TRADING

As disclosed in the prospectus of each fund other than Putnam Money Market Fund, Putnam Government Money Market Fund, Putnam Ultra Short Duration Income Fund and Putnam Short Duration Bond Fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Putnam Management’s Compliance Department currently uses multiple reporting tools in an attempt to detect short-term trading activity occurring in shareholder accounts. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions, as defined in the prospectus, within a specified period of time. If Putnam Management’s Compliance Department determines that an investor is engaging in excessive short-term trading, Putnam Management will issue the investor and/or the investor’s financial intermediary, if any, a written warning. To the extent that short-term trading activity continues, additional measures may be taken. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam Funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. In addition, these policies do not apply to the sharing of fund portfolio holdings information with Putnam Investment personnel involved in the management of other Putnam funds that invest in such fund. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

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Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC twice each year on Form N-CSR (with respect to each annual period and semi-annual period). In addition, money market funds file reports of portfolio holdings on Form N-MFP each month (with respect to the prior month), and funds other than money market funds file reports of portfolio holdings on Form N-PORT 60 days after each fiscal quarter (for the respective fiscal quarter), with the schedule of portfolio holdings filed on Form N-PORT for the third month of the first and third fiscal quarter made publicly available. Shareholders may obtain the Form N-CSR and N-MFP filings and the publicly available portions of Form N-PORT filings on the SEC’s website at http://www.sec.gov. Form N-CSR filings are available upon filing, Form N-MFP filings are available 60 days after each calendar month end, and information reported on Form N-PORT filings for the third month of a fiscal quarter is available 60 days after the end of the fiscal quarter. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.

For Putnam Money Market Fund and Putnam Government Money Market Fund, the following information is publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website at http://www.sec.gov.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings Top 10 Portfolio Holdings and other portfolio statistics	Monthly Monthly	No later than 5 business days after the end of each month. Approximately 15 days after the end of each month.

For Putnam Mortgage Opportunities Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments institutional website, putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings Top 10 Portfolio Holdings and other portfolio statistics	Monthly Monthly	Last business day of the month after the end of each month. Approximately 15 days after the end of each month.

For Putnam Ultra Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings Top 10 Portfolio Holdings and other portfolio statistics	Monthly Monthly	On or after 5 business days after the end of each month. Approximately 15 days after the end of each month.

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For Putnam Large Cap Value Fund, Putnam Emerging Markets Equity Fund, Putnam Focused Equity Fund, Putnam Global Technology Fund, Putnam International Value Fund, Putnam Core Equity Fund, Putnam Small Cap Growth Fund, George Putnam Balanced Fund, Putnam Focused International Equity Fund, Putnam Global Health Care Fund, Putnam International Equity Fund, Putnam Growth Opportunities Fund, Putnam International Capital Opportunities Fund, Putnam Research Fund, Putnam Small Cap Value Fund, Putnam Sustainable Future Fund, and Putnam Sustainable Leaders Fund, Putnam Management makes each fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Quarterly	8 business days after the end of each calendar quarter.
Top 10 Portfolio Holdings and other portfolio statistics	Monthly	Approximately 15 days after the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, putnam.com/individual, as disclosed in the following table.

Information (1)	Frequency of Disclosure	Date of Web Posting
Full Portfolio Holdings	Monthly	8 business days after the end of each month.
Top 10 Portfolio Holdings and other portfolio statistics	Monthly	Approximately 15 days after the end of each month.

(1)	Putnam mutual funds that are not currently offered to the general public (such as Putnam Short Term Investment Fund, Putnam Dynamic Asset Allocation Equity Fund, and Putnam Multi-Asset Income Fund) do not post portfolio holdings on the Putnam Investments website, except to the extent required by applicable regulations. Putnam Retirement Advantage Funds and Putnam Sustainable Retirement Funds invest solely in other Putnam Funds. Please see these funds’ prospectuses for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer

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of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including Putnam Investor Services and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians (including one or more sub-custodians for each non-U.S. market in which the fund purchases securities), accounting providers (State Street Bank and Trust Company, SS&C Advent and BNY Mellon), pricing services (including IDC, Reuters, Markit, Statpro, Standard & Poors, Bloomberg, ICE ClearCredit, LCH Swapclear, PriceServ and CME Group), independent registered public accounting firm (KPMG LLP or PricewaterhouseCoopers LLP), legal counsel (Ropes & Gray LLP and, for funds sold in Japan, Mori Hamada & Matsumoto), financial printer and filing agent (McMunn Associates, Inc., Newsfile Corp.), proxy voting service (Glass, Lewis & Co), compliance limit monitoring (Consensys Limited, FinDox) and securities lending agent (Goldman Sachs Bank USA). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations and other providers of industry data, such as Lipper Inc., Morningstar Inc., Bloomberg and Thomson Reuters, in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research or trading analytics. Such recipients of portfolio holdings include Barclays, Factset, ITG, Trade Infomatics, ConsenSys, ENSO Financial Analytics, Bloomberg and Credit Suisse. Any such rating, ranking, or consulting or other firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund. Such firms may receive portfolio holdings information only from certain funds (such as equity funds or fixed income funds) and such information may be provided in greater or lesser detail depending on the nature of the services provided by the relevant firm.

In addition, Putnam Management offers model SMA portfolios to sponsoring broker-dealers that in turn offer those portfolios to their customers. The model SMA portfolios may follow investment programs that are similar or identical in material respects to those of specific Putnam funds or other client accounts and, as a result, there may be substantial overlap between the securities holdings and transactions of a model SMA portfolio and those of any similarly managed funds or accounts. When Putnam Management makes changes to a model SMA portfolio, it communicates those changes to sponsoring broker-dealers, and these communications include certain non-public portfolio holdings information and trading instructions. Putnam Management typically provides these changes to sponsoring broker-dealers at the same time that it instructs its trading desk to place trades to effect the same changes for any similarly managed funds or accounts. As a result, it is possible that a broker-dealer offering a model SMA portfolio to its clients, or the clients themselves, may be able to infer the portfolio holdings of any Putnam fund or client account that is managed similarly to the model SMA portfolio and may use this information for their own benefit, which could negatively impact the fund’s or client account’s ability to execute purchase and sale transactions or the price at which those transactions may be executed. To protect against these risks, Putnam Management’s agreements with broker-dealers sponsoring model SMA portfolios contain confidentiality provisions aimed at preventing the misuse of non-public portfolio holdings information. Furthermore, while Putnam Management typically provides sponsoring broker-dealers with trading instructions for model SMA portfolios on a real-time basis, Putnam Management only releases full model SMA portfolio holdings to current and prospective sponsoring broker-dealers in accordance with the portfolio holdings release schedule used for its funds.

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INFORMATION SECURITY RISKS

Cyber security risk. With the increased use of interconnected technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the fund and its service providers may be prone to operational, information security and related risks resulting from third-party cyber-attacks and/or other technological malfunctions. Cyber-attacks may include stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security or technology breakdowns of, the fund or its adviser, custodian, transfer agent, or other affiliated or third-party service providers may adversely affect the fund and its shareholders. For example, cyber-attacks may interfere with the processing of shareholder transactions, impact the fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential fund information, impede trading, cause reputational damage, and subject the fund or others to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber security risks also are present for issuers of securities in which the fund invests, which could result in material adverse consequences for such issuers, and may cause the fund’s investment in such securities to lose value. The fund and Putnam Investments may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the fund’s third-party service providers. While Putnam has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam Funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam Funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam Funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

VOTING PROXIES OF UNDERLYING FUNDS OF A FUND OF FUNDS

When a Putnam Fund (a “fund-of-funds”) invests in an underlying Putnam Fund (an “underlying fund”), the fund-of-funds will generally vote any proxies of the underlying fund in a manner consistent with the recommendation of the Trustees of the underlying fund. A fund-of-funds does not intend to vote proxies of the underlying fund in the same proportion as all other voting shareholders of the underlying fund (this is known as “echo voting”) or to “pass-through” proxy voting to the fund-of-funds’ shareholders unless otherwise required by applicable law or regulations.

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SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. Below are descriptions of ratings, as provided by the rating agencies, which represent opinions as to the quality of various debt instruments.

Moody’s Investors Service, Inc.

Global Long-Term Rating Scale (original maturity of 1 year or more)

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Global Short-Term Rating Scale (original maturity of 13 months or less)

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

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P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Obligation Ratings

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

US Municipal Demand Obligation Ratings

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s

Long-Term Issue Credit Ratings (original maturity of one year or more)

AAA – An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

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BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Note: The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings (original maturity of 365 days or less)

A-1 – A short-term obligation rated’A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

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A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the due date, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Municipal Short-Term Note Ratings (original maturity of 3 years or less)

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

Fitch Ratings

Long-Term Rating Scales

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

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BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B – Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC – Substantial credit risk. Default is a real possibility.

CC – Very high levels of credit risk. Default of some kind appears probable.

C – Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD – Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a.	the selective payment default on a specific class or currency of debt;
b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d.	execution of a distressed debt exchange on one or more material financial obligations.

D – Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

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Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Issuer Default Rating (IDR) category, or to Long-Term IDR categories below ‘B’.

Short-Term Ratings

F1 – Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations, typically applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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Appendix A

Proxy voting guidelines of The Putnam Funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, the guidelines are applied with discretion, and there may be instances when the funds do not vote in strict adherence to them. For example, the proxy voting service is expected to bring to the Proxy Voting Director’s attention proposals that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis because they appear to involve unusual or controversial issues or because they are company-specific and of a non-routine nature. In addition, in interpreting the funds’ proxy voting guidelines, the Trustees of The Putnam Funds are mindful of emerging best practices in the areas of corporate governance, environmental stewardship and sustainability, and social responsibility. Recognizing that these matters may, in some instances, bear on investment performance, they may from time to time be considerations in the funds’ voting decisions.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In these instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referred proposals under the funds’ Proxy Voting Procedures. The Proxy Voting Director, in consultation with the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of The Putnam Funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in

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advance of the record date for the issuer’s shareholder meeting, so that the funds may vote at the meeting.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I.       BOARD-APPROVED PROPOSALS1

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

➢	The funds will withhold votes from the entire board of directors if
•	the board does not have a majority of independent directors,
•	the board has not established independent nominating, audit, and compensation committees,
•	the board has more than 15 members or fewer than five members, absent special circumstances, or
•	the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings.

1 The guidelines in this section apply to proposals at U.S. companies. Please refer to Section III, Voting Shares of Non-U.S. Issuers, for additional guidelines applicable to proposals at non-U.S. companies.

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➢	The funds will withhold votes from the entire board of directors if the board has adopted, renewed, or made a material adverse modification to a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year, except that the Funds will vote on a case-by-case basis regarding the board of directors in the case of narrowly-tailored shareholder rights plans with suitable restrictions, such as a limited duration and an appropriate purpose.
➢	The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices, including through poor risk oversight of environmental and social issues that are material to the company.
➢	In light of the funds’ belief that companies benefit from diversity on the board, the funds will withhold votes from the chair of the nominating committee if:
•	there are no women on the board,
•	in the case of a board of seven members or more, there are fewer than two women on the board, or
•	there is no apparent racial or ethnic diversity on the board, and the board has not provided sufficient disclosure regarding its plans to improve racial or ethnic diversity.
➢	The funds will withhold votes from any nominee for director:
•	who is considered an independent director by the company and who has received compensation within the last five years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees, or service as an employee or executive of the company),
•	who attends fewer than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.) (if the director attendance disclosure does not explain the absences, or is otherwise inadequate, the funds will also withhold votes from the chair of the governance committee),
•	of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”),
•	who serves on more than four unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board),
•	who serves as an executive officer of any public company (“home company”) while serving on more than two public company boards other than the home company board (the funds will withhold votes from the nominee at each company where the funds are shareholders; in addition,
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if the funds are shareholders of the executive’s home company, the funds will withhold votes from members of the home company’s governance committee), or
•	who is a member of the governance or other responsible committee, if the company has adopted without shareholder approval a bylaw provision shifting legal fees and costs to unsuccessful plaintiffs in intra-corporate litigation.

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last five years accepted directly or indirectly any fee from the company other than in his or her capacity as a member of the board of directors or any board committee (e.g., investment banking, consulting, legal, or financial advisory fees, or fees for service as an employee or executive of the company). The funds’ Trustees believe that the recent (i.e., within the last five years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Board diversity: The funds’ Trustees believe that a company benefits from diversity on the board, including diversity with respect to gender, ethnicity, race, and experience. The Trustees are sensitive to the need for a variety of backgrounds among board members to further creative and independent thought during board deliberations. The Trustees expect company boards to strive for diversity in membership and to clearly explain their efforts and goals in this regard.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Generally, the funds withhold support from directors serving on more than four unaffiliated public company boards, although an exception may be made in the case of a director who represents an investing firm with the sole purpose of managing a portfolio of investments that includes the company. The funds also withhold support from directors who serve as executive officers at a public company and on the boards of more than two unaffiliated public companies. The funds may also withhold votes from directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

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Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management and shareholders. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders.

Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board, or if a board of directors permits an executive to serve on an excessive number of public company boards. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders’ lack of support for the rejected director. Adopting a fee-shifting bylaw provision without shareholder approval, which may discourage legitimate shareholders lawsuits as well as frivolous ones, is another example of disregard for shareholder interests. The Trustees are similarly concerned that adopting (or renewing or modifying) a shareholder rights plan, without shareholder approval, may reflect a disregard for shareholder interests. However, the Trustees recognize that shareholder rights plans may benefit shareholders in some circumstances, such as plans that are narrowly-tailored to provide limited protections during the COVID-19 pandemic or plans that are calibrated to protect a company’s valuable tax assets.

Material failures of risk oversight, including poor risk oversight of environmental and social matters, may also be evidence of a failure to observe good corporate governance practices. For example, the Trustees believe that companies that are significant greenhouse gas emitters or that otherwise may have a significant harmful impact on the environment should take reasonable steps to understand, assess, and mitigate the risks resulting from the company’s emissions or other environmental impact. In addition, as a general matter, when assessing the quality of a company’s overall governance, the funds may take into account factors related to board diversity, including disclosure relating to the board’s skills, whether the board’s definition of diversity refers to gender, race, and/or ethnic diversity, and whether the board has adopted a policy requiring women and racial or ethnic minorities to be included in the initial list of candidates from which new director nominees are selected. The funds’ Trustees also believe that board refreshment is needed periodically to provide the board with new skills and viewpoints and to help the board develop innovative ideas that will benefit the company. The Trustees support routine director evaluations and believe that the results of these evaluations and the board’s assessment of its current strengths and needs should inform the board’s decisions with respect to changing its composition.

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Contested Elections of Directors

➢	The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

➢	The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, except that:

➢	The funds will vote on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

➢	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).
➢	The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).
➢	The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.
➢	The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).
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➢	The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.
➢	The funds will vote against stock option plans with evergreen features providing for automatic share replenishment.
➢	Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.
➢	The funds will vote for proposals to approve a company’s executive compensation program (“say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), unless the funds’ proxy voting service has recommended a vote against the proposal, in which case the funds will vote on a case-by-case basis on the proposal; and
➢	The funds will vote for proposals to hold votes regarding a company’s executive compensation program (“say on pay”) annually.
➢	The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the amount per employee under the plan is unlimited, or

the plan’s performance criteria is undisclosed, or

the funds’ proxy voting service has recommended a vote against the plan.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, evergreen provisions, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) The funds support proposals providing for annual votes regarding a company’s executive compensation program, so that shareholders have an opportunity to hold companies accountable for their programs more

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frequently. In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

➢	The funds will vote for proposals relating to the authorization and issuance of additional common stock, except that the funds will evaluate such proposals on a case-by-case basis if (i) they relate to a specific transaction or to common stock with special voting rights, (ii) the company has a non-shareholder approved poison pill in place, or (iii) the company has had sizeable stock placements to insiders within the past three years at prices substantially below market value without shareholder approval.
➢	The funds will vote for proposals to effect stock splits (excluding reverse stock splits).
➢	The funds will vote for proposals authorizing share repurchase programs, except that the funds will vote on a case-by-case basis if there are concerns that there may be abusive practices related to the share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger, or reorganization), the authorization or issuance of preferred stock, or the authorization of share repurchase programs that have the potential to facilitate abusive practices. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination. One such consideration is the funds’ belief that, as a general matter, common shareholders should have equal voting rights. With respect to proposals authorizing share repurchase programs, potentially abusive practices may involve programs that allow insiders’ shares to be repurchased at a higher price than the price that would be received in an open-market sale, using a share repurchase program to manipulate metrics for incentive compensation, or engaging in greenmail or repurchases that may impact a company’s long-term viability.

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Acquisitions, Mergers, Reincorporations, Reorganizations, and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

➢	The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, especially an offshore jurisdiction.

Anti-Takeover Measures

Some proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include adopting, renewing, or making a material adverse modification (such as by introducing a “deadhand” or “slowhand” feature that restricts a board’s ability to terminate the plan) to a shareholder rights plan (or “poison pill”), requiring supermajority voting on particular issues, adopting fair price provisions, issuing blank check preferred stock, and creating a separate class of stock with disparate voting rights. These proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

➢	The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and
➢	The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances (for example, to preserve net operating losses or potentially in other limited circumstances), and accordingly the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proposals seek approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

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➢	The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).
➢	The funds will vote on a case-by-case basis on proposals providing for virtual-only shareholder meetings.
➢	The funds will vote against authorization to transact other unidentified, substantive business at the meeting.
➢	The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.
➢	The funds will vote on a case-by-case basis on board-approved proposals that conflict with shareholder proposals.
➢	The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.
➢	The funds will vote for proposals to approve a company’s board-approved climate transition action plan (“say on climate” proposals in which the company’s board proposes that shareholders indicate their support for the company’s plan), unless the funds’ proxy voting service has recommended a vote against the proposal, in which case the funds will vote on a case-by-case basis on the proposal.

Commentary: Charter and bylaw amendments (for example, amendments implementing proxy access proposals or adopting exclusive forum provisions), board-approved proposals that conflict with shareholder proposals, and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. However, the funds view proposals allowing virtual shareholder meetings, even if they require a charter or bylaw amendment, as routine, and will support these proposals, as long as the proposal does not preclude in-person meetings and does not otherwise limit or impair shareholder participation. While the funds are watchful for meeting protocols that may disenfranchise shareholders, the funds are sympathetic to the desire for virtual-only meetings during the COVID-19 pandemic and would be sympathetic in other appropriate circumstances. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Voting Director’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships (including inappropriately one-sided dispute resolution procedures), and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that

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enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

The funds generally vote for board-approved say on climate proposals. However, the funds will evaluate these proposals on a case-by-case basis if the funds’ proxy voting service recommends a vote against the proposal, taking into account the company’s climate-related disclosures and commitments.

II.       SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

➢	The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.
➢	The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.
➢	The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.
➢	The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents, except that the funds will vote on a case-by-case basis on such proposals at controlled companies (companies in which an individual or a group voting collectively holds a majority or dominant share of the voting interest).
➢	The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans (poison pills).
➢	The funds will vote for shareholder proposals to amend a company’s charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:
•	the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company’s outstanding shares, and
•	applicable state law does not otherwise provide shareholders with the right to call special meetings.
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➢	The funds will vote on a case-by-case basis on shareholder proposals relating to virtual-only shareholder meetings.
➢	The funds will vote on a case-by-case basis on shareholder proposals relating to proxy access.
➢	The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:
•	the company undergoes a change in control, and
•	the change in control results in the termination of employment for the person receiving the severance payment.
➢	The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:
•	the company undergoes a change in control, and
•	the change in control results in the termination of employment for the person receiving the severance payment.
➢	The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements as well as proposals to limit income or other tax gross-up payments.
➢	The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.
➢	The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.
➢	The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).
➢	The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the
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consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

➢	The funds will vote on a case-by-case basis on shareholder proposals related to environmental and social initiatives, except that the funds will vote for shareholder proposals that seek reasonable disclosure related to directors’ skills, reasonable disclosure regarding a company’s efforts to promote diversity on the board, and reasonable disclosure regarding data on a company’s workforce diversity, such as a company’s responses to its Equal Employment Opportunity Commission Employer Information Report (the “EEO-1 survey”), unless the company already provides appropriate disclosure addressing the issue.
➢	The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.
➢	The funds will vote on a case-by-case basis on shareholder proposals that conflict with board-approved proposals.
➢	The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

There are some types of proposals that the funds will evaluate on a case-by-case basis in any event. For example, when shareholder proposals conflict with board-approved approvals, the funds will generally evaluate both proposals on a case-by-case basis, considering the materiality of the differences between the proposals, the benefits to shareholders from each proposal, and the strength of the company’s corporate governance, among other factors, in determining which proposal to support. In addition, the funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals. The funds will be more likely to vote for shareholder proposals calling for the separation of the roles of the chief executive and chair of the board if the company has a non-independent board, non-independent directors on the nominating, compensation or audit committees, or a weak lead independent director role, or if the board has not worked toward addressing material risks to the company, has chosen not to intervene when management interests conflict with shareholder interests, or has had other

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material governance failures. Furthermore, the funds will vote on a case-by-case basis on shareholder proposals relating to virtual-only shareholder meetings, taking into account the scope and rationale of the proposal and the extent to which the company’s previous meeting practices have raised concerns.

While the funds will also consider shareholder proposals relating to proxy access on a case-by-case basis, the funds will generally vote in favor of market-standard proxy access proposals (for example, proxy access proposals allowing a shareholder or group of up to 20 shareholders holding three percent of a company’s outstanding shares for at least three years the right to nominate the greater of up to two directors or 20% of the board). The funds believe that shareholders meeting these criteria generally have demonstrated a sufficient interest in the company that they should be granted access to a company’s proxy materials to include their nominees for election alongside the company’s nominees.

The funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. (For proposals to eliminate supermajority vote requirements at companies in which an individual shareholder or a group voting collectively holds a majority or dominant share of the voting interest, the funds vote on a case-by-case basis, taking into account the interests of minority shareholders.) The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor

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arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees recognize the importance of environmental and social responsibility. In evaluating shareholder proposals with respect to environmental and social initiatives (including initiatives related to climate change and pay equity with respect to gender, race, or ethnicity), the funds will take into account the relevance of the proposal to the company’s business and the practicality of implementing the proposal, including the impact on the company’s business activities, operations, and stakeholders. The funds will generally vote for proposals calling for reasonable study or reporting relating to climate change matters that are clearly relevant to the company’s business activities, taking into consideration, when appropriate, the company’s current publicly available disclosure and the company’s level of disclosure and oversight of climate change matters relative to its industry peers.

For shareholder proposals calling for reports related to other social issues, such as workplace sexual harassment, racial equity and/or civil rights audits, or a company’s use of mandatory arbitration on employment-related claims, the funds will take into account a company’s current policies and practices, the company’s level of disclosure of its policies and practices relative to its peers, and any controversy faced by the company regarding the issue subject to the proposal. With respect to shareholder proposals related to diversity initiatives, the funds will assess the proposals in a manner that is broadly consistent with the funds’ approach to holding the chair of a board’s nominating committee directly accountable for diversity on the board and will support reasonable requests for disclosure related to directors’ skills and efforts to promote diversity on the board. As the Trustees also believe that a company benefits from diversity throughout the

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organization, the funds will support reasonable requests for disclosure regarding data on a company’s workforce diversity, including a company’s responses to its EEO-1 survey, which provides employment data by race and ethnicity, gender, and job category.

With respect to shareholder proposals related to age or term limits, the funds will take into account similar factors as considered by the funds when holding the chair of the nominating committee directly accountable for a lack of board refreshment. The funds recognize that age and term limits can be beneficial or counterproductive, depending on the board and on the facts and circumstances.

The funds’ Trustees believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III.       VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the independence guidelines applicable to U.S. issuers except as follows:

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Uncontested Board Elections

➢	Where there is a market expectation that the company will provide disclosure regarding the meeting attendance record of its directors, the funds will withhold votes from directors who attend fewer than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.).

Commentary: The funds believe that a director should strive to attend all meetings in order to be properly informed and offer worthwhile contributions.

Australia, Canada, Europe, and the U.K.

➢	The funds will withhold votes from any nominee for director:
•	who serves on more than four unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board), or
•	who serves as an executive officer of any public company (“home company”) while serving on more than two public company boards other than the home company board (the funds will withhold votes from the nominee at each company where the funds are shareholders; in addition, if the funds are shareholders of the executive’s home company, the funds will withhold votes from members of the home company’s governance committee).
➢	In light of the funds’ belief that companies benefit from diversity on the board, the funds will withhold votes from the chair of the nominating committee if:
•	there are no women on the board, or
•	in the case of a board of seven members or more, there are fewer than two women on the board.

Commentary: The funds believe that serving as a director requires a substantial time commitment in order for a director to be able to contribute meaningfully to board deliberations. As a result, the funds will withhold votes from directors who appear to be over-committed. The funds also believe in the benefits to a company from having gender diversity on its board.

China, Indonesia, Philippines, Taiwan, and Thailand

➢	The funds will withhold votes from the entire board of directors if
•	fewer than one-third of the directors are independent directors, or
•	the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

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Europe ex-United Kingdom

➢	The funds will withhold votes from the entire board of directors if
•	fewer than one-half of the directors elected by shareholders, excluding employee shareholder representatives, are independent,
•	fewer than one-third of the directors, including employee shareholder representatives, are independent,
•	the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or
•	the board has not established a nominating committee composed of a majority of independent directors (does not apply to Finland, Iceland, Norway, or Sweden).

Commentary: Within Europe, the median level of board independence varies significantly by country. An “independent director” under the European Commission’s guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company. The funds will withhold votes from the full board of directors for boards that have not reached a minimum threshold for independence. As the funds recognize that employee shareholder representatives are less likely to be independent, the funds will vote against all nominees if fewer than one-half of the directors elected by shareholders, excluding employee shareholder representatives, are independent, or if fewer than one-third of the directors, including employee shareholder representatives, are independent.

Finland, Iceland, Norway, and Sweden

➢	The funds will vote for proposals to elect or appoint a nomination committee that consists mainly of members who are independent of both the board of directors and the company’s executives (in particular, there should be no more than one director, and no executive personnel, on the committee), except that the funds will vote on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: As an example, the Norwegian Code of Practice for Corporate Governance (the “Code”) states that the majority of the nomination committee should be independent of the board of directors and executive personnel. It also notes that no more than one member of the nomination committee should be a member of the board of directors and that the nomination committee should not include the company’s chief executive or any other executive personnel. According to the Code’s “comply or explain” principle, any issuer that does not comply with the Code must provide disclosure justifying its deviation from the Code’s requirements and explaining its alternative solution.

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Germany

➢	For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds’ proxy voting service).
➢	The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Hong Kong

➢	The funds will withhold votes from the entire board of directors if
•	fewer than one-third of the directors are independent directors, or
•	the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or
•	the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

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Italy

➢	The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors2 for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

Japan

➢	For companies that have established an audit committee board structure, the funds will withhold votes from the entire board of directors if
•	the board does not have at least two outside directors,
•	the board does not have at least two independent directors for companies with a controlling shareholder, or
•	the board has not established an audit committee composed of a majority of independent directors.
➢	For companies that have established a statutory auditor board structure, the funds will withhold votes from the entire board of directors if
•	the board does not have at least two outside directors, or
•	the board does not have at least two independent directors for companies with a controlling shareholder.
➢	For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if
•	the board does not have a majority of outside directors,
•	the board has not established nominating and compensation committees composed of a majority of outside directors,
•	the board has not established an audit committee composed of a majority of independent directors, or
•	the board does not have at least two independent directors for companies with a controlling shareholder.

2 A co-opted director is an individual appointed to the board by incumbent directors to replace a director who was elected by directors but who leaves the board (through resignation or death) before the end of his or her term.

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➢	For companies that have established a statutory auditor board structure, the funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Companies may adopt a traditional statutory auditor board structure (i.e., a board of directors and a board of statutory corporate auditors), a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees), or an audit committee board structure (i.e., a board of directors and an audit committee of the board with supervisory functions). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. The Japanese Companies Act specifies a number of standards that must be met for a director to qualify as an “outside director.” An “outside director” is an “independent director” if the independence criteria of securities exchanges is satisfied and the company determines that they have no possible conflicts of interest with its shareholders, according to Japan’s Corporate Governance Code. Japan’s Corporate Governance Code encourages listed companies to appoint at least two independent directors. The Japanese Companies Act requires that listed companies have at least one outside director or explain why appointing an outside director would be inappropriate. The funds support increased oversight of companies in Japan by independent directors.

Korea

➢	The funds will withhold votes from the entire board of directors if
•	for large companies, the board does not have at least three independent directors or less than a majority of the directors are independent directors,
•	for small companies, fewer than one-fourth of the directors are independent directors,
•	the board has not established a nominating committee with at least half of the members being outside directors, or
•	the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are independent directors.
➢	The funds will withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, “large companies” have at least KRW 2 trillion in assets, while “small companies” have less than this amount. In determining whether a director is an outside director, the funds will also apply the standards included in Article 382-3 of the Korean Commercial Code (i.e., no employment relationship with the company within the last two years, no director or employment relationship with the company’s largest shareholder, etc.).

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In determining whether a director is independent, the funds will also consider other relationships that would affect the independence of an outside director. While companies may meet regulatory and listing exchange requirements with respect to the board’s outside directors, the funds may nevertheless withhold votes from the entire board of directors in certain circumstances if the funds do not believe a sufficient number of directors is independent.

Malaysia

➢	The funds will withhold votes from the entire board of directors if
•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,
•	the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or
•	the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

Russia

➢	The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.
In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

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India and Singapore

➢	The funds will withhold votes from the entire board of directors if
•	in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,
•	(Singapore only) the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or
•	(Singapore only) the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in Regulation 16(1)(b) of the Securities Exchange Board of India (SEBI) Listing Obligations and Disclosure Regulations (LODR) 2015 and Section 149(6) of the Companies Act 2013 or the Singapore Code of Corporate Governance, Guideline 2.3, as applicable. A “non-executive director” is a director who is not employed with the company.

United Kingdom

➢     The funds will withhold votes from the entire board of directors if

•	fewer than half of the directors are independent non-executive directors,
•	the board has not established a nomination committee composed of a majority of independent non-executive directors, or
•	the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.
➢	The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.
➢	The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.
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Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

➢	The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

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Contested Board Elections

Italy

➢	The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; if there is no management or board-sponsored slate of nominees, the funds will support the shareholder slate of nominees that is recommended for approval by the funds’ proxy voting service.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate, if there is one.

Corporate Governance

➢	The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.
➢	The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.
➢	The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.
➢	The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

➢	The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company’s remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

Europe

➢	The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.
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Taiwan

➢	The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

➢	The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.
➢	The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Europe and Asia ex-Japan

➢	In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds’ standard dilution test.

France

➢	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15%

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discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

United Kingdom

➢	The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

Capitalization

Unless a proposal is directly addressed by a country-specific guideline:

➢	The funds will vote for proposals
•	to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or
•	to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.
➢	The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

➢	The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.
➢	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.
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China

➢	The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Hong Kong

➢	The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.
➢	The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

France

➢	The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.
➢	The funds will vote against proposals to authorize the issuance of common stock or convertible debt instruments and against proposals to authorize the repurchase and/or reissuance of shares where those authorizations may be used, without further shareholder approval, as anti-takeover measures.

New Zealand

➢	The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

➢	The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).
➢	The funds will vote for proposals permitting companies to issue regulatory reports in English.
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➢	The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

➢	The funds will vote for proposals to amend a company’s charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

France

➢	The funds will vote for proposals to approve a company’s related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.
➢	If a company has not proposed an opt-out clause in its articles of association and the implementation of double-voting rights has not been approved by shareholders, the funds will vote against the ratification of board acts for the previous fiscal year, will withhold votes from the re-election of members of the board’s governance committee (or in the absence of a governance committee, against the chair of the board or the next session board member up for re-election) and, if there is no opportunity to vote against ratification of board acts or to withhold votes from directors, will vote against the approval of the company’s accounts and reports.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company’s voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds’ proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Under French law, shareholders of French companies with shares held in registered form under the same name for at least two years will automatically be granted double-voting rights, unless a company has amended its articles of association to opt out of the double-voting rights regime. Awarding double-voting rights in this manner is likely to disadvantage non-French institutional shareholders. Accordingly, the funds will take actions to signal disapproval of double-voting rights at companies that have not opted-out from the double-voting rights regime and that have not obtained shareholder approval of the double-voting rights regime.

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Germany

➢	The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

➢	The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

➢	The funds will vote for proposals to amend a Taiwanese company’s procedural rules.

Commentary: Since procedural rules, which address such matters as a company’s policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted March 25, 2022

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Proxy voting procedures of The Putnam Funds

The proxy voting procedures below explain the role of the funds’ Trustees, proxy voting service, and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process works when a proposal needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of The Putnam Funds exercise control of voting proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds will vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by the Proxy Voting Director, independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment adviser, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies and the preparation of reports, including annual reports of proxy voting records on Form N-PX. The proxy voting service is responsible for coordinating with the funds’ custodian(s) to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees.

The proxy voting service will refer proposals to the Proxy Voting Director for instructions if: (1) the application of the proxy voting guidelines is unclear; (2) a particular proposal is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proposals that, while governed by a guideline, appear to involve unusual or controversial issues. The proxy voting service and other firms also furnish the funds with proxy voting research reports.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees (the Trustees’ independent administrative staff), assists in the coordination and voting of the funds’ proxies. The Proxy Voting Director deals directly with the proxy voting service, conducting periodic due diligence on the proxy voting service and its implementation of the funds’ proxy voting guidelines. In the case of proposals that the proxy voting service refers to the Proxy Voting Director for voting instructions, the Proxy Voting Director, following the procedures discussed below (“Voting

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procedures for referred proposals”), is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management’s investment professionals with respect to any proposal in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund’s proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company’s shareholders in advance of the company’s shareholder meeting, typically to explain and to provide the company’s perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives. In addition, if a company files additional solicitation materials before the company’s vote submission deadline, the Proxy Voting Director may be notified by a representative of the company or by the proxy voting service. To the extent practicable, the Proxy Voting Director will consider additional solicitation materials that are filed sufficiently in advance of the submission deadline and that could reasonably be expected to affect the funds’ vote.

The Proxy Voting Director is also responsible for ensuring that the funds file the required annual reports of their proxy voting records with the Securities and Exchange Commission. The Proxy Voting Director coordinates with the funds’ proxy voting service to prepare and file on Form N-PX, by August 31 of each year, the funds’ proxy voting record for the most recent twelve-month period ended June 30. In addition, the Proxy Voting Director is responsible for coordinating with Putnam Management to arrange for the funds’ proxy voting record for the most recent twelve-month period ended June 30 to be available on the funds’ website.

Voting procedures for referred proposals

As discussed above, the proxy voting service will refer proposals to the Proxy Voting Director for voting instructions under certain circumstances. Unless the referred proposal involves investment considerations (i.e., the proposal might be seen as having a bearing on the economic interests of a shareholder in the company) and is referred to Putnam Management’s investment professionals for a voting recommendation as described below, the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

The Proxy Voting Director will refer proposals that involve investment considerations, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. These referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referred proposals. In connection with each proposal referred to Putnam Management’s investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of the review. After receiving a referral from the Proxy Voting Director, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance

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Department to assist in processing referred proposals. The recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referred proposal with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management’s investment professionals (and the related Conflicts Report) in determining how to vote the funds’ proxies. The Proxy Voting Director will maintain a record of all proposals that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report. An exception to this referral process is that the Proxy Voting Director will generally not refer proposals in respect of portfolio securities that are held only in funds sub-advised by PanAgora Asset Management, Inc. The Proxy Voting Director, in consultation with the Chair of the Board Policy and Nominating Committee and taking into account proxy voting research reports as appropriate, will generally determine how the funds will vote on these questions.

In some situations, the Proxy Voting Director may determine that a particular proposal raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proposal to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a vote or that is actively lobbying for a particular outcome of a vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management or a significant personal investment in the company) relating to a particular referred proposal shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and may be asked to remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each proposal referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referred proposal that: (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referred proposal not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised most recently on February 25, 2021.

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Appendix B

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Target Date Funds and Shareholders of
Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund,
Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund,
Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund,
Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund,
Putnam RetirementReady 2025 Fund, and Putnam RetirementReady Maturity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the funds’ portfolios, of each of the funds indicated in the table below (constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2022

We have served as the auditor of one or more investment companies in the Putnam Investments family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

56 RetirementReady® Funds

The funds’ portfolios 7/31/22

2065 Fund	Shares	Value
Absolute Return Funds (9.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	272	$2,338
Putnam Multi-Asset Absolute Return Fund Class P †††	3,569	37,655
Total Absolute Return Funds (cost $39,866)		$39,993

Asset Allocation Funds (89.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	23,660	$303,800
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,899	65,577
Total Asset Allocation Funds (cost $416,420)		$369,377

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	1,778	$1,778
Total Fixed Income Funds (cost $1,778)		$1,778

TOTAL INVESTMENTS
Total Investments (cost $458,064)		$411,148

* Percentages indicated are based on net assets of $410,814.

2060 Fund	Shares	Value
Absolute Return Funds (9.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	9,846	$84,674
Putnam Multi-Asset Absolute Return Fund Class P †††	96,951	1,022,838
Total Absolute Return Funds (cost $1,106,381)		$1,107,512

Asset Allocation Funds (89.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	607,003	$7,793,917
Putnam Dynamic Asset Allocation Growth Fund Class P †††	131,764	2,216,268
Total Asset Allocation Funds (cost $11,154,172)		$10,010,185

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	52,005	$52,005
Total Fixed Income Funds (cost $52,005)		$52,005

TOTAL INVESTMENTS
Total Investments (cost $12,312,558)		$11,169,702

* Percentages indicated are based on net assets of $11,168,594.

RetirementReady® Funds 57

The funds’ portfolios 7/31/22 cont.

2055 Fund	Shares	Value
Absolute Return Funds (10.6%)*
Putnam Fixed Income Absolute Return Fund Class P †††	71,894	$618,292
Putnam Multi-Asset Absolute Return Fund Class P †††	377,418	3,981,759
Total Absolute Return Funds (cost $4,618,887)		$4,600,051

Asset Allocation Funds (89.0%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,818,784	$23,353,185
Putnam Dynamic Asset Allocation Growth Fund Class P †††	908,519	15,281,283
Total Asset Allocation Funds (cost $42,882,459)		$38,634,468

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	201,802	$201,802
Total Fixed Income Funds (cost $201,802)		$201,802

TOTAL INVESTMENTS
Total Investments (cost $47,703,148)		$43,436,321

* Percentages indicated are based on net assets of $43,430,139.

2050 Fund	Shares	Value
Absolute Return Funds (11.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	233,955	$2,012,015
Putnam Multi-Asset Absolute Return Fund Class P †††	783,320	8,264,031
Total Absolute Return Funds (cost $10,388,189)		$10,276,046

Asset Allocation Funds (87.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,382,374	$30,589,686
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,781,959	46,792,545
Total Asset Allocation Funds (cost $85,067,711)		$77,382,231

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	411,920	$411,920
Total Fixed Income Funds (cost $411,920)		$411,920

TOTAL INVESTMENTS
Total Investments (cost $95,867,820)		$88,070,197

* Percentages indicated are based on net assets of $88,062,084.

58 RetirementReady® Funds

The funds’ portfolios 7/31/22 cont.

2045 Fund	Shares	Value
Absolute Return Funds (15.0%)*
Putnam Fixed Income Absolute Return Fund Class P †††	412,195	$3,544,879
Putnam Multi-Asset Absolute Return Fund Class P †††	1,476,659	15,578,755
Total Absolute Return Funds (cost $19,289,692)		$19,123,634

Asset Allocation Funds (83.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	285,915	$4,222,962
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,147,784	14,737,541
Putnam Dynamic Asset Allocation Growth Fund Class P †††	5,204,473	87,539,237
Total Asset Allocation Funds (cost $116,753,666)		$106,499,740

Fixed Income Funds (1.6%)*
Putnam Government Money Market Fund Class G †††	2,052,276	$2,052,276
Total Fixed Income Funds (cost $2,052,276)		$2,052,276

TOTAL INVESTMENTS
Total Investments (cost $138,095,634)		$127,675,650

* Percentages indicated are based on net assets of $127,664,646.

2040 Fund	Shares	Value
Absolute Return Funds (21.1%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,097,956	$9,442,421
Putnam Multi-Asset Absolute Return Fund Class P †††	2,953,506	31,159,487
Total Absolute Return Funds (cost $41,205,899)		$40,601,908

Asset Allocation Funds (76.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,650,709	$39,150,969
Putnam Dynamic Asset Allocation Growth Fund Class P †††	6,352,451	106,848,234
Total Asset Allocation Funds (cost $156,789,901)		$145,999,203

Fixed Income Funds (2.9%)*
Putnam Government Money Market Fund Class G †††	5,488,059	$5,488,059
Total Fixed Income Funds (cost $5,488,059)		$5,488,059

TOTAL INVESTMENTS
Total Investments (cost $203,483,859)		$192,089,170

* Percentages indicated are based on net assets of $192,071,965.

RetirementReady® Funds 59

The funds’ portfolios 7/31/22 cont.

2035 Fund	Shares	Value
Absolute Return Funds (29.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	2,002,630	$17,222,617
Putnam Multi-Asset Absolute Return Fund Class P †††	3,541,937	37,367,432
Total Absolute Return Funds (cost $55,617,389)		$54,590,049

Asset Allocation Funds (67.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	5,896,898	$87,097,187
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	179,933	1,864,102
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,156,348	36,269,780
Total Asset Allocation Funds (cost $136,614,541)		$125,231,069

Fixed Income Funds (3.7%)*
Putnam Government Money Market Fund Class G †††	6,983,118	$6,983,118
Total Fixed Income Funds (cost $6,983,118)		$6,983,118

TOTAL INVESTMENTS
Total Investments (cost $199,215,048)		$186,804,236

* Percentages indicated are based on net assets of $186,772,319.

2030 Fund	Shares	Value
Absolute Return Funds (39.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	4,019,735	$34,569,723
Putnam Multi-Asset Absolute Return Fund Class P †††	5,643,394	59,537,807
Total Absolute Return Funds (cost $96,588,873)		$94,107,530

Asset Allocation Funds (55.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	7,153,682	$105,659,880
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	2,597,173	26,906,708
Total Asset Allocation Funds (cost $142,849,728)		$132,566,588

Fixed Income Funds (5.0%)*
Putnam Government Money Market Fund Class G †††	11,997,678	$11,997,678
Total Fixed Income Funds (cost $11,997,678)		$11,997,678

TOTAL INVESTMENTS
Total Investments (cost $251,436,279)		$238,671,796

* Percentages indicated are based on net assets of $238,632,192.

60 RetirementReady® Funds

The funds’ portfolios 7/31/22 cont.

2025 Fund	Shares	Value
Absolute Return Funds (50.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	5,178,490	$44,535,018
Putnam Multi-Asset Absolute Return Fund Class P †††	5,541,355	58,461,295
Total Absolute Return Funds (cost $105,512,620)		$102,996,313

Asset Allocation Funds (43.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,207,771	$32,608,771
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	5,292,387	54,829,130
Total Asset Allocation Funds (cost $96,575,296)		$87,437,901

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	11,838,456	$11,838,456
Total Fixed Income Funds (cost $11,838,456)		$11,838,456

TOTAL INVESTMENTS
Total Investments (cost $213,926,372)		$202,272,670

* Percentages indicated are based on net assets of $202,233,333.

Maturity Fund	Shares	Value
Absolute Return Funds (59.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	8,633,901	$74,251,546
Putnam Multi-Asset Absolute Return Fund Class P †††	7,006,823	73,921,982
Total Absolute Return Funds (cost $154,450,866)		$148,173,528

Asset Allocation Funds (34.7%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	8,355,042	$86,558,235
Total Asset Allocation Funds (cost $92,742,043)		$86,558,235

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	14,671,547	$14,671,547
Total Fixed Income Funds (cost $14,671,547)		$14,671,547

TOTAL INVESTMENTS
Total Investments (cost $261,864,456)		$249,403,310

* Percentages indicated are based on net assets of $249,329,329.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2021 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

†††Affiliated Company (Note 5).

RetirementReady® Funds 61

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$411,148	$—	$—	$411,148
2060 Fund	11,169,702	—	—	11,169,702
2055 Fund	43,436,321	—	—	43,436,321
2050 Fund	88,070,197	—	—	88,070,197
2045 Fund	127,675,650	—	—	127,675,650
2040 Fund	192,089,170	—	—	192,089,170
2035 Fund	186,804,236	—	—	186,804,236
2030 Fund	238,671,796	—	—	238,671,796
2025 Fund	202,272,670	—	—	202,272,670
Maturity Fund	249,403,310	—	—	249,403,310

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds

Statement of assets and liabilities 7/31/22

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$411,148	$11,169,702	$43,436,321	$88,070,197	$127,675,650
Cash	—	5	—	—	4
Receivable for income distributions
from underlying Putnam fund shares	2	48	187	387	1,922
Receivable for shares of the fund sold	38	2,275	14,572	127,097	330,957
Receivable for investments sold	—	—	50,190	23,777	44,201
Receivable from Manager (Note 2)	3,340	9,119	26,454	49,097	68,824
Total assets	414,528	11,181,149	43,527,724	88,270,555	128,121,558

LIABILITIES
Payable to custodian	16	—	1	—	—
Payable for shares of the
fund repurchased	—	—	50,190	23,777	44,201
Payable for investments purchased	40	2,324	14,770	127,504	332,974
Payable for investor servicing
fees (Note 2)	67	1,788	8,355	16,728	24,839
Payable for distribution fees (Note 2)	339	1,317	6,165	9,081	13,101
Payable for reports to shareholders	2,932	3,420	4,501	5,643	5,823
Payable for legal fee	26	693	2,872	5,967	8,753
Payable for auditing and tax fee	49	1,506	7,183	16,216	21,608
Other accrued expenses	245	1,507	3,548	3,555	5,613
Total liabilities	3,714	12,555	97,585	208,471	456,912

Net assets	$410,814	$11,168,594	$43,430,139	$88,062,084	$127,664,646

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$443,822	$12,017,817	$45,688,680	$90,266,618	$131,698,167
Total distributable earnings (Note 1)	(33,008)	(849,223)	(2,258,541)	(2,204,534)	(4,033,521)
Total — Representing net assets
applicable to capital outstanding	$410,814	$11,168,594	$43,430,139	$88,062,084	$127,664,646

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$56,586	$983,567	$4,851,195	$7,022,609	$11,576,749
Number of shares outstanding	5,823	88,832	438,232	384,346	588,960
Net asset value and redemption price	$9.72	$11.07	$11.07	$18.27	$19.66
Offering price per class A share
(100/94.25 of Class A net asset value)*	$10.31	$11.75	$11.75	$19.38	$20.86

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 63

Statement of assets and liabilities 7/31/22 cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class B
Net Assets	N/A	$15,305	$63,403	$131,452	$417,090
Number of shares outstanding	N/A	1,395	5,808	7,385	24,656
Net asset value and offering price***	N/A	$10.97	$10.92	$17.80	$16.92
Computation of net asset value and offering price Class C
Net Assets	$179,687	$295,512	$599,490	$894,662	$694,282
Number of shares outstanding	18,648	27,200	56,274	51,309	41,082
Net asset value and offering price***	$9.64	$10.86	$10.65	$17.44	$16.90
Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,205	$15,788	$39,131	$498,606	$44,003
Number of shares outstanding	1,052	1,419	3,444	28,019	2,124
Net asset value, offering price
and redemption value	$9.70	$11.12†	$11.36	$17.80	$20.72
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$10,245	$39,740	$2,903,697	$2,144,347	$3,382,813
Number of shares outstanding	1,054	3,573	260,492	117,873	134,218
Net asset value, offering price
and redemption value	$9.72	$11.12	$11.15	$18.19	$25.20
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$10,285	$36,436	$317,135	$169,700	$678,262
Number of shares outstanding	1,056	3,271	28,399	9,308	26,871
Net asset value, offering price
and redemption value	$9.74	$11.14	$11.17	$18.23	$25.24
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,309	$10,309	$10,276	$10,239	$10,207
Number of shares outstanding	1,058	924	919	562	404
Net asset value, offering price
and redemption value	$9.75†	$11.15†	$11.18	$18.23†	$25.27†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$122,045	$1,909,109	$6,073,440	$9,793,864	$10,842,160
Number of shares outstanding	12,518	171,051	543,043	536,815	428,882
Net asset value, offering price
and redemption value	$9.75	$11.16	$11.18	$18.24	$25.28
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$11,452	$7,862,828	$28,572,372	$67,396,605	$100,019,080
Number of shares outstanding	1,175	707,607	2,549,170	3,697,963	3,957,299
Net asset value, offering price
and redemption value	$9.75	$11.11	$11.21	$18.23	$25.27
Cost of investments (Note 1)	$458,064	$12,312,558	$47,703,148	$95,867,820	$138,095,634

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds

Statement of assets and liabilities 7/31/22 cont.

					Maturity
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$192,089,170	$186,804,236	$238,671,796	$202,272,670	$249,403,310
Cash	—	—	—	11	1,021
Receivable for income distributions
from underlying Putnam fund shares	5,179	6,551	11,307	11,143	14,000
Receivable for shares of the fund sold	7,388	312,375	620,368	566,760	110,530
Receivable for investments sold	164,335	22,976	21,183	431,761	146,822
Receivable from Manager (Note 2)	99,237	88,478	102,840	87,027	83,333
Total assets	192,365,309	187,234,616	239,427,494	203,369,372	249,759,016

LIABILITIES
Payable to custodian	4	—	1	—	—
Payable for shares of the
fund repurchased	164,335	22,976	21,183	431,761	146,822
Payable for investments purchased	12,763	319,195	632,196	578,361	125,098
Payable for investor servicing
fees (Note 2)	37,311	36,577	47,867	40,860	52,354
Payable for distribution fees (Note 2)	16,625	23,222	23,757	25,411	26,112
Payable for reports to shareholders	6,895	6,115	7,162	6,145	8,237
Payable for legal fee	13,013	12,749	16,598	14,097	18,020
Payable for auditing and tax fee	34,587	32,122	43,021	35,132	48,536
Other accrued expenses	7,811	9,341	3,517	4,272	4,508
Total liabilities	293,344	462,297	795,302	1,136,039	429,687

Net assets	$192,071,965	$186,772,319	$238,632,192	$202,233,333	$249,329,329

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$192,295,316	$195,222,619	$252,225,987	$219,752,585	$280,045,928
Total distributable earnings (Note 1)	(223,351)	(8,450,300)	(13,593,795)	(17,519,252)	(30,716,599)
Total — Representing net assets
applicable to capital outstanding	$192,071,965	$186,772,319	$238,632,192	$202,233,333	$249,329,329

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$15,869,046	$21,378,501	$22,900,757	$23,539,270	$25,826,506
Number of shares outstanding	732,223	1,006,277	1,111,041	1,158,359	1,602,417
Net asset value and redemption price	$21.67	$21.25	$20.61	$20.32	$16.12
Offering price per class A share
(100/94.25 of Class A net asset value)*	$22.99	$22.55	$21.87	$21.56	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$16.79

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 65

Statement of assets and liabilities 7/31/22 cont.

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value and offering price Class B
Net Assets	$297,872	$221,990	$185,261	$228,994	$200,576
Number of shares outstanding	15,674	11,789	9,647	12,348	12,786
Net asset value and offering price***	$19.00	$18.83	$19.20	$18.54†	$15.69
Computation of net asset value and offering price Class C
Net Assets	$797,136	$1,133,836	$898,140	$1,569,393	$1,065,651
Number of shares outstanding	43,087	60,899	47,453	85,639	67,738
Net asset value and offering price***	$18.50	$18.62	$18.93	$18.33	$15.73
Computation of net asset value, offering price and redemption price Class R
Net Assets	$141,899	$516,635	$395,004	$715,942	$703,561
Number of shares outstanding	6,218	25,694	20,767	38,211	43,703
Net asset value, offering price
and redemption value	$22.82	$20.11	$19.02	$18.74	$16.10
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$3,364,722	$5,457,828	$5,622,296	$3,502,139	$1,925,990
Number of shares outstanding	126,768	210,764	232,412	172,730	119,072
Net asset value, offering price
and redemption value	$26.54	$25.90	$24.19	$20.28	$16.17†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$750,888	$790,502	$2,732,815	$1,310,464	$224,349
Number of shares outstanding	28,259	30,500	112,852	64,640	13,866
Net asset value, offering price
and redemption value	$26.57	$25.92	$24.22	$20.27	$16.18
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,169	$10,113	$10,028	$9,909	$9,780
Number of shares outstanding	382	390	414	488	605
Net asset value, offering price
and redemption value	$26.59†	$25.94†	$24.24†	$20.29†	$16.18†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$13,998,263	$15,996,866	$18,058,542	$10,677,847	$3,661,997
Number of shares outstanding	526,174	616,264	744,688	525,968	226,393
Net asset value, offering price
and redemption value	$26.60	$25.96	$24.25	$20.30	$16.18
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$156,841,970	$141,266,048	$187,829,349	$160,679,375	$215,710,919
Number of shares outstanding	5,909,643	5,450,175	7,764,769	7,928,830	13,333,018
Net asset value, offering price
and redemption value	$26.54	$25.92	$24.19	$20.27	$16.18
Cost of investments (Note 1)	$203,483,859	$199,215,048	$251,436,279	$213,926,372	$261,864,456

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds

Statement of operations Year ended 7/31/22

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$2,170	$80,898	$486,761	$1,324,753	$1,934,685

EXPENSES
Compensation of Manager (Note 2)	1,555	46,668	218,171	482,828	631,466
Investor servicing fees (Note 2)	340	9,199	49,989	110,047	149,292
Distribution fees (Note 2)	1,519	5,711	29,882	39,785	54,656
Blue sky expense	50,778	78,416	78,626	79,846	79,116
Amortization of offering costs (Note 1)	56,636	—	—	—	—
Other	7,861	14,272	29,069	47,233	60,156
Fees waived and reimbursed
by Manager (Note 2)	(117,092)	(147,168)	(363,876)	(698,251)	(886,745)
Total expenses	1,597	7,098	41,861	61,488	87,941

Net investment income	573	73,800	444,900	1,263,265	1,846,744

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	2,212	(35,176)	1,426,128	4,170,681	4,193,416
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	22,993	835,480	4,351,168	10,123,720	12,335,846
Total net realized gain	25,205	800,304	5,777,296	14,294,401	16,529,262
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	(60,459)	(1,780,338)	(10,283,137)	(24,286,923)	(29,652,783)
Total change in net depreciation	(60,459)	(1,780,338)	(10,283,137)	(24,286,923)	(29,652,783)

Net loss on investments	(35,254)	(980,034)	(4,505,841)	(9,992,522)	(13,123,521)

Net decrease in net assets resulting
from operations	$(34,681)	$(906,234)	$(4,060,941)	$(8,729,257)	$(11,276,777)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 67

Statement of operations Year ended 7/31/22 cont.

					Maturity
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$3,368,482	$3,139,838	$4,473,181	$4,174,131	$6,710,512

EXPENSES
Compensation of Manager (Note 2)	990,228	901,717	1,182,592	945,895	1,277,991
Investor servicing fees (Note 2)	238,116	222,448	301,510	247,651	344,433
Distribution fees (Note 2)	64,433	89,337	90,257	92,921	95,156
Blue sky expense	79,211	79,259	80,370	80,812	82,890
Other	87,959	83,306	99,010	81,833	105,623
Fees waived and reimbursed
by Manager (Note 2)	(1,301,524)	(1,134,062)	(1,392,026)	(1,119,768)	(1,457,079)
Total expenses	158,423	242,005	361,713	329,344	449,014

Net investment income	3,210,059	2,897,833	4,111,468	3,844,787	6,261,498

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	7,996,724	4,113,945	3,008,694	84,759	(3,131,988)
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	18,006,738	13,372,840	13,084,941	6,047,051	3,847,365
Total net realized gain	26,003,462	17,486,785	16,093,635	6,131,810	715,377
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	(44,215,525)	(32,557,666)	(33,076,640)	(18,754,058)	(17,469,257)
Total change in net depreciation	(44,215,525)	(32,557,666)	(33,076,640)	(18,754,058)	(17,469,257)

Net loss on investments	(18,212,063)	(15,070,881)	(16,983,005)	(12,622,248)	(16,753,880)

Net decrease in net assets resulting
from operations	$(15,002,004)	$(12,173,048)	$(12,871,537)	$(8,777,461)	$(10,492,382)

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds

Statement of changes in net assets

		For the period 1/4/21
		(commencement of
2065 Fund — INCREASE IN NET ASSETS	Year ended 7/31/22	operations) to 7/31/21
Operations
Net investment income (loss)	$573	$(223)
Net realized gain of underlying Putnam fund shares	25,205	492
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(60,459)	13,543
Net increase (decrease) in net assets resulting
from operations	(34,681)	13,812
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,241)	—
Class C	(3,970)	—
Class R	(473)	—
Class R3	(500)	—
Class R4	(527)	—
Class R5	(544)	—
Class R6	(2,336)	—
Class Y	(544)	—
Net realized short-term gain on investments
Class A	(242)	—
Class C	(829)	—
Class R	(103)	—
Class R3	(103)	—
Class R4	(103)	—
Class R5	(103)	—
Class R6	(418)	—
Class Y	(103)	—
Increase from capital share transactions (Note 4)	274,080	89,742
Total increase in net assets	227,260	103,554

NET ASSETS
Beginning of period (Note 6)	183,554	80,000
End of year	$410,814	$183,554

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 69

Statement of changes in net assets cont.

2060 Fund — INCREASE IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$73,800	$24,372
Net realized gain of underlying Putnam fund shares	800,304	706,357
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(1,780,338)	392,258
Net increase (decrease) in net assets resulting
from operations	(906,234)	1,122,987
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(48,077)	(1,046)
Class B	(706)	—
Class C	(13,724)	—
Class R	(800)	(53)
Class R3	(1,990)	—
Class R4	(1,720)	—
Class R5	(589)	—
Class R6	(85,723)	(10,094)
Class Y	(265,838)	(16,869)
Net realized short-term gain on investments
Class A	(7,403)	(4,846)
Class B	(132)	(137)
Class C	(2,429)	(1,600)
Class R	(134)	(108)
Class R3	(315)	—
Class R4	(262)	—
Class R5	(87)	—
Class R6	(12,460)	(8,226)
Class Y	(39,300)	(13,618)
From net realized long-term gain on investments
Class A	(64,495)	(9,858)
Class B	(1,152)	(277)
Class C	(21,138)	(3,256)
Class R	(1,168)	(219)
Class R3	(2,744)	—
Class R4	(2,281)	—
Class R5	(756)	—
Class R6	(108,754)	(16,731)
Class Y	(344,595)	(27,701)
Increase from capital share transactions (Note 4)	6,592,636	2,545,294
Total increase in net assets	4,657,630	3,553,642

NET ASSETS
Beginning of period	6,510,964	2,957,322
End of period	$11,168,594	$6,510,964

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$444,900	$176,750
Net realized gain of underlying Putnam fund shares	5,777,296	2,692,037
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(10,283,137)	4,481,562
Net increase (decrease) in net assets resulting
from operations	(4,060,941)	7,350,349
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(237,999)	(20,651)
Class B	(3,783)	—
Class C	(49,655)	(1,930)
Class R	(598)	(1,014)
Class R3	(148,241)	—
Class R4	(17,051)	—
Class R5	(586)	—
Class R6	(315,790)	(73,217)
Class Y	(1,397,057)	(158,718)
From net realized long-term gain on investments
Class A	(317,792)	—
Class B	(6,127)	—
Class C	(78,090)	—
Class R	(1,916)	—
Class R3	(204,164)	—
Class R4	(22,474)	—
Class R5	(750)	—
Class R6	(396,353)	—
Class Y	(1,777,722)	—
Increase from capital share transactions (Note 4)	16,338,426	4,959,355
Total increase in net assets	7,301,337	12,054,174

NET ASSETS
Beginning of period	36,128,802	24,074,628
End of period	$43,430,139	$36,128,802

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 71

Statement of changes in net assets cont.

2050 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$1,263,265	$503,295
Net realized gain of underlying Putnam fund shares	14,294,401	4,798,399
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(24,286,923)	13,126,441
Net increase (decrease) in net assets resulting
from operations	(8,729,257)	18,428,135
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(368,100)	(506)
Class B	(8,680)	(1,553)
Class C	(40,364)	(6,540)
Class R	(20,853)	(7,174)
Class R3	(181,065)	—
Class R4	(7,603)	—
Class R5	(580)	—
Class R6	(569,268)	(168,163)
Class Y	(3,824,139)	(810,568)
From net realized long-term gain on investments
Class A	(399,670)	—
Class B	(12,066)	—
Class C	(52,841)	—
Class R	(26,122)	—
Class R3	(203,079)	—
Class R4	(8,232)	—
Class R5	(601)	—
Class R6	(578,012)	—
Class Y	(3,943,437)	—
Increase from capital share transactions (Note 4)	16,570,346	7,078,495
Total increase (decrease) in net assets	(2,403,623)	24,512,126

NET ASSETS
Beginning of period	90,465,707	65,953,581
End of period	$88,062,084	$90,465,707

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$1,846,744	$618,288
Net realized gain of underlying Putnam fund shares	16,529,262	5,032,936
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(29,652,783)	15,585,210
Net increase (decrease) in net assets resulting
from operations	(11,276,777)	21,236,434
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(712,068)	(804)
Class B	(27,603)	(1,412)
Class C	(53,176)	(3,402)
Class R	(3,177)	(1,584)
Class R3	(173,897)	—
Class R4	(39,024)	—
Class R5	(524)	—
Class R6	(547,347)	(106,179)
Class Y	(4,494,648)	(596,382)
Net realized short-term gain on investments
Class A	(1,560)	—
Class B	(68)	—
Class C	(132)	—
Class R	(9)	—
Class R3	(399)	—
Class R4	(85)	—
Class R5	(1)	—
Class R6	(1,126)	—
Class Y	(9,410)	—
From net realized long-term gain on investments
Class A	(735,994)	(40,951)
Class B	(32,146)	(1,386)
Class C	(62,133)	(2,710)
Class R	(4,108)	(599)
Class R3	(188,412)	—
Class R4	(39,927)	—
Class R5	(520)	—
Class R6	(531,204)	(22,284)
Class Y	(4,438,192)	(123,140)
Increase from capital share transactions (Note 4)	36,251,748	11,034,851
Total increase in net assets	12,878,081	31,370,452

NET ASSETS
Beginning of period	114,786,565	83,416,113
End of period	$127,664,646	$114,786,565

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 73

Statement of changes in net assets cont.

2040 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$3,210,059	$1,307,635
Net realized gain of underlying Putnam fund shares	26,003,462	5,042,903
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(44,215,525)	28,635,174
Net increase (decrease) in net assets resulting
from operations	(15,002,004)	34,985,712
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(879,785)	(871)
Class B	(17,995)	(6,902)
Class C	(45,729)	(10,891)
Class R	(2,063)	(5,924)
Class R3	(153,759)	—
Class R4	(30,735)	—
Class R5	(489)	—
Class R6	(655,946)	(299,775)
Class Y	(7,329,464)	(2,455,834)
From net realized long-term gain on investments
Class A	(812,415)	—
Class B	(20,325)	—
Class C	(47,465)	—
Class R	(3,250)	—
Class R3	(151,663)	—
Class R4	(28,339)	—
Class R5	(432)	—
Class R6	(567,379)	—
Class Y	(6,471,817)	—
Increase (decrease) from capital share
transactions (Note 4)	23,568,450	(3,573,725)
Total increase (decrease) in net assets	(8,652,604)	28,631,790

NET ASSETS
Beginning of period	200,724,569	172,092,779
End of period	$192,071,965	$200,724,569

The accompanying notes are an integral part of these financial statements.

74 RetirementReady® Funds

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$2,897,833	$1,335,631
Net realized gain of underlying Putnam fund shares	17,486,785	7,247,501
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(32,557,666)	15,455,547
Net increase (decrease) in net assets resulting
from operations	(12,173,048)	24,038,679
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,149,210)	(1,225)
Class B	(16,264)	(1,515)
Class C	(58,643)	(3,986)
Class R	(24,407)	(5,707)
Class R3	(251,819)	—
Class R4	(31,241)	—
Class R5	(468)	—
Class R6	(755,501)	(183,153)
Class Y	(5,988,006)	(1,177,466)
Net realized short-term gain on investments
Class A	(978)	—
Class B	(16)	—
Class C	(57)	—
Class R	(24)	—
Class R3	(226)	—
Class R4	(27)	—
Class R5	—*	—
Class R6	(602)	—
Class Y	(4,913)	—
From net realized long-term gain on investments
Class A	(1,310,424)	—
Class B	(21,092)	—
Class C	(76,438)	—
Class R	(32,331)	—
Class R3	(302,961)	—
Class R4	(35,684)	—
Class R5	(511)	—
Class R6	(805,538)	—
Class Y	(6,567,590)	—
Increase from capital share transactions (Note 4)	39,552,318	6,657,382
Total increase in net assets	9,944,299	29,323,009

NET ASSETS
Beginning of period	176,828,020	147,505,011
End of period	$186,772,319	$176,828,020

* Amount represents less than $1.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 75

Statement of changes in net assets cont.

2030 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$4,111,468	$2,220,956
Net realized gain of underlying Putnam fund shares	16,093,635	5,251,662
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(33,076,640)	17,994,244
Net increase (decrease) in net assets resulting
from operations	(12,871,537)	25,466,862
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,025,829)	(1,400)
Class B	(8,366)	(1,422)
Class C	(40,103)	(12,957)
Class R	(20,632)	(8,340)
Class R3	(252,857)	—
Class R4	(105,359)	—
Class R5	(409)	—
Class R6	(721,929)	(371,862)
Class Y	(7,796,393)	(2,755,622)
From net realized long-term gain on investments
Class A	(1,100,970)	—
Class B	(11,299)	—
Class C	(53,124)	—
Class R	(23,954)	—
Class R3	(281,920)	—
Class R4	(111,670)	—
Class R5	(416)	—
Class R6	(719,060)	—
Class Y	(7,886,065)	—
Increase from capital share transactions (Note 4)	18,518,863	2,012,444
Total increase (decrease) in net assets	(14,513,029)	24,327,703

NET ASSETS
Beginning of period	253,145,221	228,817,518
End of period	$238,632,192	$253,145,221

The accompanying notes are an integral part of these financial statements.

76 RetirementReady® Funds

Statement of changes in net assets cont.

2025 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$3,844,787	$1,734,646
Net realized gain of underlying Putnam fund shares	6,131,810	5,507,807
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(18,754,058)	4,828,354
Net increase (decrease) in net assets resulting
from operations	(8,777,461)	12,070,807
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(752,203)	(70,448)
Class B	(7,562)	(2,296)
Class C	(36,980)	(20,259)
Class R	(19,159)	(1,245)
Class R3	(104,842)	—
Class R4	(39,300)	—
Class R5	(325)	—
Class R6	(350,124)	(240,616)
Class Y	(5,032,791)	(2,180,711)
From net realized long-term gain on investments
Class A	(902,644)	(240,044)
Class B	(12,400)	(3,738)
Class C	(60,141)	(22,457)
Class R	(26,252)	(1,324)
Class R3	(141,940)	—
Class R4	(46,113)	—
Class R5	(361)	—
Class R6	(377,790)	(118,378)
Class Y	(5,590,421)	(1,055,923)
Increase from capital share transactions (Note 4)	20,116,553	23,919,428
Total increase (decrease) in net assets	(2,162,256)	32,032,796

NET ASSETS
Beginning of period	204,395,589	172,362,793
End of period	$202,233,333	$204,395,589

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 77

Statement of changes in net assets cont.

Maturity Fund —INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/22	Year ended 7/31/21
Operations
Net investment income	$6,261,498	$3,114,431
Net realized gain of underlying Putnam fund shares	715,377	2,862,790
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	(17,469,257)	4,423,613
Net increase (decrease) in net assets resulting
from operations	(10,492,382)	10,400,834
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(731,815)	(608,213)
Class B	(8,169)	(5,165)
Class C	(26,365)	(13,659)
Class R	(15,976)	(10,334)
Class R3	(50,926)	(13,646)
Class R4	(5,981)	(1,628)
Class R5	(287)	(71)
Class R6	(125,027)	(112,932)
Class Y	(6,932,183)	(3,551,978)
From net realized long-term gain on investments
Class A	(301,741)	(71,971)
Class B	(4,929)	(1,733)
Class C	(15,434)	(4,947)
Class R	(7,663)	(2,181)
Class R3	(22,316)	—
Class R4	(2,359)	—
Class R5	(107)	—
Class R6	(46,706)	(20,612)
Class Y	(2,638,840)	(578,833)
Increase (decrease) from capital share
transactions (Note 4)	(32,424,138)	184,227,854
Total increase (decrease) in net assets	(53,853,344)	189,630,785

NET ASSETS
Beginning of period	303,182,673	113,551,888
End of period	$249,329,329	$303,182,673

* Amount represents less than $1.

The accompanying notes are an integral part of these financial statements.

78 RetirementReady® Funds

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RetirementReady® Funds 79

Financial highlights
(For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$11.34	.05	(1.04)	(.99)	(.53)	(.10)	(.63)	$9.72	(9.42)	$57.28		.52	13
July 31, 2021∆	10.00	(.02)	1.36	1.34	—	—	—	11.34	13.40*	18	.18*	(.17)*	7*
Class C
July 31, 2022	$11.29	(.03)	(1.03)	(1.06)	(.49)	(.10)	(.59)	$9.64	(10.05)	$180	1.03	(.32)	13
July 31, 2021∆	10.00	(.07)	1.36	1.29	—	—	—	11.29	12.90*	84	.61*	(.60)*	7*
Class R
July 31, 2022	$11.32	.04	(1.09)	(1.05)	(.47)	(.10)	(.57)	$9.70	(9.89)	$10.68		.41	13
July 31, 2021∆	10.00	(.04)	1.36	1.32	—	—	—	11.32	13.20*	11	.41*	(.40)*	7*
Class R3
July 31, 2022	$11.33	.07	(1.08)	(1.01)	(.50)	(.10)	(.60)	$9.72	(9.58)	$10.43		.66	13
July 31, 2021∆	10.00	(.03)	1.36	1.33	—	—	—	11.33	13.30*	11	.26*	(.25)*	7*
Class R4
July 31, 2022	$11.35	.10	(1.08)	(.98)	(.53)	(.10)	(.63)	$9.74	(9.35)	$10.18		.91	13
July 31, 2021∆	10.00	(.01)	1.36	1.35	—	—	—	11.35	13.50*	11	.12*	(.11)*	7*
Class R5
July 31, 2022	$11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	$9.75	(9.21)	$10.03		1.06	13
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*
Class R6
July 31, 2022	$11.36	.07	(1.02)	(.95)	(.56)	(.10)	(.66)	$9.75	(9.11)	$122	(.07)	.67	13
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	26	(.03)*	.04*	7*
Class Y
July 31, 2022	$11.36	.11	(1.08)	(.97)	(.54)	(.10)	(.64)	$9.75	(9.21)	$11.03		1.03	13
July 31, 2021∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 RetirementReady® Funds	RetirementReady® Funds 81

Financial highlights
(For a common share outstanding throughout the period)

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$13.89	.10	(1.18)	(1.08)	(.70)	(1.04)	(1.74)	$11.07	(9.43)	$984.28		.78	52
July 31, 2021	11.00	.03	3.15	3.18	(.02)	(.27)	(.29)	13.89	29.22	912	.34[g]	.24	73
July 31, 2020	10.99	.12	.52	.64	(.12)	(.51)	(.63)	11.00	5.83	1,773	.41[g]	1.15	86
July 31, 2019	11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	10.99	.72	1,323.38		1.01	69
July 31, 2018	11.11	.26	.98	1.24	(.45)	(.20)	(.65)	11.70	11.28	232.40		2.22	63
Class B
July 31, 2022	$13.75	.01	(1.18)	(1.17)	(.57)	(1.04)	(1.61)	$10.97	(10.08)	$15	1.03	.08	52
July 31, 2021	10.96	(.04)	3.10	3.06	—	(.27)	(.27)	13.75	28.20	17	1.09[g]	(.29)	73
July 31, 2020	10.94	.05	.51	.56	(.03)	(.51)	(.54)	10.96	5.06	17	1.16[g]	.46	86
July 31, 2019	11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	10.94	(.07)	22	1.13	.56	69
July 31, 2018	11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	11.66	10.54	16	1.15	1.07	63
Class C
July 31, 2022	$13.67	.01	(1.17)	(1.16)	(.61)	(1.04)	(1.65)	$10.86	(10.13)	$296	1.03	.06	52
July 31, 2021	10.89	(.04)	3.09	3.05	—	(.27)	(.27)	13.67	28.30	290	1.09[g]	(.34)	73
July 31, 2020	10.90	.04	.52	.56	(.06)	(.51)	(.57)	10.89	5.06	198	1.16[g]	.42	86
July 31, 2019	11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	10.90	(.05)	134	1.13	.06	69
July 31, 2018	11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	11.60	10.41	85	1.15	.79	63
Class R
July 31, 2022	$13.94	.05	(1.19)	(1.14)	(.64)	(1.04)	(1.68)	$11.12	(9.78)	$16.68		.43	52
July 31, 2021	11.09	.01	3.15	3.16	(.04)	(.27)	(.31)	13.94	28.86	17	.68[c]	.10	73
July 31, 2020	11.01	.06	.55	.61	(.02)	(.51)	(.53)	11.09	5.49	14	.66[g]	.59	86
July 31, 2019	11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	11.01	.52	27.63		.82	69
July 31, 2018	11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	11.69	10.97	28.65		1.23	63
Class R3
July 31, 2022	$13.94	.09	(1.19)	(1.10)	(.68)	(1.04)	(1.72)	$11.12	(9.52)	$40.43		.68	52
July 31, 2021∆	12.31	(.03)	1.66	1.63	—	—	—	13.94	13.24*	39	.26*g	(.25)*	73
Class R4
July 31, 2022	$13.96	.11	(1.18)	(1.07)	(.71)	(1.04)	(1.75)	$11.14	(9.32)	$36.18		.90	52
July 31, 2021∆	12.31	(.01)	1.66	1.65	—	—	—	13.96	13.40*	32	.12*g	(.11)*	73
Class R5
July 31, 2022	$13.97	.13	(1.18)	(1.05)	(.73)	(1.04)	(1.77)	$11.15	(9.18)	$10.03		1.07	52
July 31, 2021∆	12.31	—[f]	1.66	1.66	—	—	—	13.97	13.48*	11	.03*g	(.02)*	73

The accompanying notes are an integral part of these financial statements.

82 RetirementReady® Funds	RetirementReady® Funds 83

Financial highlights cont.

2060 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$13.98	.13	(1.17)	(1.04)	(.74)	(1.04)	(1.78)	$11.16	(9.07)	$1,909	(.07)	1.06	52
July 31, 2021	11.11	.10	3.15	3.25	(.11)	(.27)	(.38)	13.98	29.67	1,487	.01[g]	.76	73
July 31, 2020	11.08	.17	.52	.69	(.15)	(.51)	(.66)	11.11	6.20	877	.09[g]	1.63	86
July 31, 2019	11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	11.08	1.02	775.05		1.87	69
July 31, 2018	11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	11.77	11.71	435.05		2.00	63
Class Y
July 31, 2022	$13.94	.10	(1.16)	(1.06)	(.73)	(1.04)	(1.77)	$11.11	(9.23)	$7,863.03		.85	52
July 31, 2021	11.08	.09	3.15	3.24	(.11)	(.27)	(.38)	13.94	29.66	3,705	.09[g]	.67	73
July 31, 2020	11.06	.16	.51	.67	(.14)	(.51)	(.65)	11.08	6.08	79	.16[g]	1.52	86
July 31, 2019	11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	11.06	1.01	116.13		.34	69
July 31, 2018	11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	11.74	11.46	51.15		2.22	63

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

84 RetirementReady® Funds	RetirementReady® Funds 85

Financial highlights
(For a common share outstanding throughout the period)

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$13.76	.12	(1.20)	(1.08)	(.69)	(.92)	(1.61)	$11.07	(9.33)	$4,851.28		.94	28
July 31, 2021	10.77	.04	2.99	3.03	(.04)	—	(.04)	13.76	28.18	4,412	.34[g]	.39	39
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43[g]	1.21	50
July 31, 2019	12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	11.01	.73	14,360.42		1.19	57
July 31, 2018	11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	12.57	11.05	12,962.44		1.80	34
Class B
July 31, 2022	$13.56	.04	(1.19)	(1.15)	(.57)	(.92)	(1.49)	$10.92	(9.92)	$63	1.03	.29	28
July 31, 2021	10.67	(.04)	2.93	2.89	—	—	—	13.56	27.09	103	1.09[g]	(.31)	39
July 31, 2020	10.92	.05	.47	.52	—	(.77)	(.77)	10.67	4.72	103	1.18[g]	.45	50
July 31, 2019	12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	10.92	.06	102	1.17	.47	57
July 31, 2018	11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	12.45	10.26	103	1.19	.94	34
Class C
July 31, 2022	$13.29	.04	(1.17)	(1.13)	(.59)	(.92)	(1.51)	$10.65	(10.01)	$599	1.03	.34	28
July 31, 2021	10.47	(.03)	2.87	2.84	(.02)	—	(.02)	13.29	27.16	1,158	1.09[g]	(.27)	39
July 31, 2020	10.73	.05	.46	.51	—[f]	(.77)	(.77)	10.47	4.74	923	1.18[g]	.53	50
July 31, 2019	12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	10.73	.02	959	1.17	.49	57
July 31, 2018	11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	12.28	10.25	895	1.19	1.08	34
Class R
July 31, 2022	$13.74	.01	(1.18)	(1.17)	(.29)	(.92)	(1.21)	$11.36	(9.66)	$39.68		.03	28
July 31, 2021	10.83	.02	2.97	2.99	(.08)	—	(.08)	13.74	27.71	166	.68[g]	.15	39
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68[g]	.94	50
July 31, 2019	12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	11.07	.44	87.67		.58	57
July 31, 2018	11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	12.52	10.86	176.69		1.91	34
Class R3
July 31, 2022	$13.84	.10	(1.20)	(1.10)	(.67)	(.92)	(1.59)	$11.15	(9.42)	$2,904.43		.79	28
July 31, 2021∆	12.27	(.03)	1.60	1.57	—	—	—	13.84	12.80*	2,945	.26*g	(.24)*	39
Class R4
July 31, 2022	$13.86	.13	(1.20)	(1.07)	(.70)	(.92)	(1.62)	$11.17	(9.20)	$317.18		1.06	28
July 31, 2021∆	12.27	(.01)	1.60	1.59	—	—	—	13.86	12.96*	336	.12*g	(.10)*	39
Class R5
July 31, 2022	$13.87	.15	(1.20)	(1.05)	(.72)	(.92)	(1.64)	$11.18	(9.05)	$10.03		1.22	28
July 31, 2021∆	12.27	—[f]	1.60	1.60	—	—	—	13.87	13.04*	11	.03*g	(.01)*	39

The accompanying notes are an integral part of these financial statements.

86 RetirementReady® Funds	RetirementReady® Funds 87

Financial highlights cont.

2055 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$13.88	.16	(1.21)	(1.05)	(.73)	(.92)	(1.65)	$11.18	(9.03)	$6,073	(.07)	1.26	28
July 31, 2021	10.91	.10	3.00	3.10	(.13)	—	(.13)	13.88	28.60	6,221	—[g,h]	.84	39
July 31, 2020	11.14	.16	.50	.66	(.12)	(.77)	(.89)	10.91	5.88	6,246	.09[g]	1.55	50
July 31, 2019	12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	11.14	1.10	6,071.05		1.62	57
July 31, 2018	12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	12.71	11.55	5,241.05		2.03	34
Class Y
July 31, 2022	$13.91	.14	(1.20)	(1.06)	(.72)	(.92)	(1.64)	$11.21	(9.07)	$28,572.03		1.13	28
July 31, 2021	10.95	.10	2.99	3.09	(.13)	—	(.13)	13.91	28.41	20,777	.09[g]	.78	39
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18[g]	1.68	50
July 31, 2019	12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	11.12	1.01	662.17		1.43	57
July 31, 2018	12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	12.68	11.35	4,409.19		1.80	34

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

88 RetirementReady® Funds	RetirementReady® Funds 89

Financial highlights
(For a common share outstanding throughout the period)

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$22.32	.23	(1.99)	(1.76)	(1.10)	(1.19)	(2.29)	$18.27	(9.16)	$7,023.28		1.11	32
July 31, 2021	17.62	.03	4.67	4.70	—[f]	—	—[f]	22.32	26.68	7,601	.34[g]	.19	33
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42[g]	1.34	46
July 31, 2019	20.52	.23	(.40)	(.17)	(.51)	(1.88)	(2.39)	17.96	.87	48,610.39		1.27	35
July 31, 2018	19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	20.52	10.82	45,447.41		1.81	38
Class B
July 31, 2022	$21.72	.09	(1.96)	(1.87)	(.86)	(1.19)	(2.05)	$17.80	(9.82)	$131	1.03	.43	32
July 31, 2021	17.36	(.05)	4.51	4.46	(.10)	—	(.10)	21.72	25.76	316	1.09[g]	(.27)	33
July 31, 2020	17.67	.09	.71	.80	(.04)	(1.07)	(1.11)	17.36	4.52	294	1.17[g]	.55	46
July 31, 2019	20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	17.67	.14	416	1.14	.59	35
July 31, 2018	19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	20.19	9.90	449	1.16	1.16	38
Class C
July 31, 2022	$21.37	.06	(1.89)	(1.83)	(.91)	(1.19)	(2.10)	$17.44	(9.81)	$895	1.03	.29	32
July 31, 2021	17.11	(.05)	4.44	4.39	(.13)	—	(.13)	21.37	25.73	1,077	1.09[g]	(.28)	33
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17[g]	.52	46
July 31, 2019	20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	17.48	.13	754	1.14	.53	35
July 31, 2018	18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	20.02	9.93	703	1.16	1.40	38
Class R
July 31, 2022	$21.74	.11	(1.91)	(1.80)	(.95)	(1.19)	(2.14)	$17.80	(9.50)	$499.68		.57	32
July 31, 2021	17.40	.03	4.52	4.55	(.21)	—	(.21)	21.74	26.28	754	.67[g]	.15	33
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67[g]	1.06	46
July 31, 2019	20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	17.72	.68	505.64		1.01	35
July 31, 2018	19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	20.27	10.51	823.66		1.69	38
Class R3
July 31, 2022	$22.23	.29	(2.08)	(1.79)	(1.06)	(1.19)	(2.25)	$18.19	(9.30)	$2,144.43		1.39	32
July 31, 2021∆	19.82	(.05)	2.46	2.41	—	—	—	22.23	12.16*	3,864	.26*g	(.22)*	33
Class R4
July 31, 2022	$22.26	.23	(1.97)	(1.74)	(1.10)	(1.19)	(2.29)	$18.23	(9.08)	$170.18		1.11	32
July 31, 2021∆	19.82	(.02)	2.46	2.44	—	—	—	22.26	12.31*	176	.12*g	(.08)*	33
Class R5
July 31, 2022	$22.28	.28	(1.99)	(1.71)	(1.15)	(1.19)	(2.34)	$18.23	(8.95)	$10.03		1.38	32
July 31, 2021∆	19.82	—[f]	2.46	2.46	—	—	—	22.28	12.41*	11	.03*g	.01*	33

The accompanying notes are an integral part of these financial statements.

90 RetirementReady® Funds	RetirementReady® Funds 91

Financial highlights cont.

2050 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$22.29	.30	(1.99)	(1.69)	(1.17)	(1.19)	(2.36)	$18.24	(8.85)	$9,794	(.07)	1.48	32
July 31, 2021	17.80	.17	4.62	4.79	(.30)	—	(.30)	22.29	27.13	10,882	— [g,h]	.84	33
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08[g]	1.67	46
July 31, 2019	20.70	.31	(.41)	(.10)	(.59)	(1.88)	(2.47)	18.13	1.23	11,249.05		1.67	35
July 31, 2018	19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	20.70	11.15	11,848.05		2.08	38
Class Y
July 31, 2022	$22.27	.28	(1.98)	(1.70)	(1.15)	(1.19)	(2.34)	$18.23	(8.89)	$67,397.03		1.39	32
July 31, 2021	17.81	.17	4.60	4.77	(.31)	—	(.31)	22.27	26.97	65,784	.09[g]	.84	33
July 31, 2020	18.14	.52	.49	1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17[g]	2.91	46
July 31, 2019	20.66	.09	(.20)	(.11)	(.53)	(1.88)	(2.41)	18.14	1.17	6,430.14		.51	35
July 31, 2018	19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	20.66	11.07	2,370.16		1.99	38

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

92 RetirementReady® Funds	RetirementReady® Funds 93

Financial highlights
(For a common share outstanding throughout the period)

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$24.20	.30	(2.05)	(1.75)	(1.37)	(1.42)	(2.79)	$19.66	(8.55)	$11,577.28		1.37	33
July 31, 2021	19.54	.05	4.66	4.71	—[f]	(.05)	(.05)	24.20	24.14	13,491	.35[g]	.24	36
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42[g]	1.35	47
July 31, 2019	22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	19.90	1.01	55,446.40		1.33	50
July 31, 2018	21.46	.40	1.80	2.20	(.99)	—	(.99)	22.67	10.35	47,694.42		1.79	43
Class B
July 31, 2022	$21.20	.12	(1.76)	(1.64)	(1.22)	(1.42)	(2.64)	$16.92	(9.22)	$417	1.03	.63	33
July 31, 2021	17.30	(.05)	4.05	4.00	(.05)	(.05)	(.10)	21.20	23.20	524	1.10[g]	(.27)	36
July 31, 2020	17.75	.11	.60	.71	(.15)	(1.01)	(1.16)	17.30	3.98	482	1.17[g]	.65	47
July 31, 2019	20.50	.12	(.40)	(.28)	(.53)	(1.94)	(2.47)	17.75	.28	544	1.15	.66	50
July 31, 2018	19.51	.21	1.62	1.83	(.84)	—	(.84)	20.50	9.48	636	1.17	1.05	43
Class C
July 31, 2022	$21.18	.13	(1.78)	(1.65)	(1.21)	(1.42)	(2.63)	$16.90	(9.25)	$694	1.03	.70	33
July 31, 2021	17.29	(.05)	4.05	4.00	(.06)	(.05)	(.11)	21.18	23.23	987	1.10[g]	(.27)	36
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17[g]	.65	47
July 31, 2019	20.52	.13	(.41)	(.28)	(.57)	(1.94)	(2.51)	17.73	.26	944	1.15	.69	50
July 31, 2018	19.53	.22	1.62	1.84	(.85)	—	(.85)	20.52	9.50	1,018	1.17	1.07	43
Class R
July 31, 2022	$25.19	.18	(2.14)	(1.96)	(1.09)	(1.42)	(2.51)	$20.72	(8.92)	$44.68		.76	33
July 31, 2021	20.53	.08	4.77	4.85	(.14)	(.05)	(.19)	25.19	23.70	127	.68[g]	.36	36
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67[g]	1.19	47
July 31, 2019	23.32	.21	(.39)	(.18)	(.57)	(1.94)	(2.51)	20.63	.73	212.65		1.00	50
July 31, 2018	22.04	.35	1.85	2.20	(.92)	—	(.92)	23.32	10.05	1,120.67		1.53	43
Class R3
July 31, 2022	$30.24	.36	(2.67)	(2.31)	(1.31)	(1.42)	(2.73)	$25.20	(8.69)	$3,383.43		1.29	33
July 31, 2021∆	27.23	(.06)	3.07	3.01	—	—	—	30.24	11.05*	4,270	.26*g	(.21)*	36
Class R4
July 31, 2022	$30.29	.42	(2.67)	(2.25)	(1.38)	(1.42)	(2.80)	$25.24	(8.47)	$678.18		1.51	33
July 31, 2021∆	27.23	(.02)	3.08	3.06	—	—	—	30.29	11.24*	840	.12*g	(.06)*	36
Class R5
July 31, 2022	$30.31	.45	(2.64)	(2.19)	(1.43)	(1.42)	(2.85)	$25.27	(8.29)	$10.03		1.61	33
July 31, 2021∆	27.23	.01	3.07	3.08	—	—	—	30.31	11.31*	11	.03*g	.02*	36

The accompanying notes are an integral part of these financial statements.

94 RetirementReady® Funds	RetirementReady® Funds 95

Financial highlights cont.

2045 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$30.33	.47	(2.64)	(2.17)	(1.46)	(1.42)	(2.88)	$25.28	(8.22)	$10,842	(.07)	1.68	33
July 31, 2021	24.62	.23	5.77	6.00	(.24)	(.05)	(.29)	30.33	24.52	11,513	.01[g]	.83	36
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09[g]	1.67	47
July 31, 2019	27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	24.72	1.36	11,005.05		1.72	50
July 31, 2018	25.76	.58	2.16	2.74	(1.06)	—	(1.06)	27.44	10.75	10,434.05		2.17	43
Class Y
July 31, 2022	$30.33	.42	(2.63)	(2.21)	(1.43)	(1.42)	(2.85)	$25.27	(8.34)	$100,019.03		1.50	33
July 31, 2021	24.62	.23	5.78	6.01	(.25)	(.05)	(.30)	30.33	24.54	83,023	.10[g]	.80	36
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17[g]	1.78	47
July 31, 2019	27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	24.67	1.27	2,478.15		1.74	50
July 31, 2018	25.72	.51	2.19	2.70	(1.04)	—	(1.04)	27.38	10.58	8,609.17		1.89	43

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

96 RetirementReady® Funds	RetirementReady® Funds 97

Financial highlights
(For a common share outstanding throughout the period)

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$25.95	.33	(2.05)	(1.72)	(1.33)	(1.23)	(2.56)	$21.67	(7.60)	$15,869.30		1.37	32
July 31, 2021	21.58	.05	4.32	4.37	—[f]	—	—[f]	25.95	20.26	17,763	.36[g]	.23	43
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41[g]	1.37	53
July 31, 2019	24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	22.00	1.33	138,186.38		1.55	28
July 31, 2018	23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	24.24	9.36	126,350.39		1.77	39
Class B
July 31, 2022	$22.99	.12	(1.79)	(1.67)	(1.09)	(1.23)	(2.32)	$19.00	(8.31)	$298	1.05	.58	32
July 31, 2021	19.50	(.05)	3.81	3.76	(.27)	—	(.27)	22.99	19.39	539	1.10[g]	(.22)	43
July 31, 2020	19.99	.12	.53	.65	(.08)	(1.06)	(1.14)	19.50	3.24	523	1.16[g]	.63	53
July 31, 2019	22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	19.99	.61	574	1.13	.79	28
July 31, 2018	21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	22.20	8.53	672	1.14	1.05	39
Class C
July 31, 2022	$22.53	.13	(1.74)	(1.61)	(1.19)	(1.23)	(2.42)	$18.50	(8.27)	$797	1.05	.63	32
July 31, 2021	19.11	(.05)	3.73	3.68	(.26)	—	(.26)	22.53	19.38	823	1.10[g]	(.22)	43
July 31, 2020	19.63	.12	.52	.64	(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16[g]	.63	53
July 31, 2019	21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	19.63	.57	1,011	1.13	1.03	28
July 31, 2018	21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	21.88	8.58	993	1.14	1.02	39
Class R
July 31, 2022	$26.76	.07	(2.00)	(1.93)	(.78)	(1.23)	(2.01)	$22.82	(7.97)	$142.70		.28	32
July 31, 2021	22.65	.08	4.39	4.47	(.36)	—	(.36)	26.76	19.88	284	.69[g]	.32	43
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66[g]	1.08	53
July 31, 2019	25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	23.06	1.11	282.63		1.20	28
July 31, 2018	23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	25.09	9.09	212.64		2.38	39
Class R3
July 31, 2022	$31.18	.37	(2.53)	(2.16)	(1.25)	(1.23)	(2.48)	$26.54	(7.73)	$3,365.45		1.27	32
July 31, 2021∆	28.47	(.03)	2.74	2.71	—	—	—	31.18	9.52*	3,860	.27*g	(.11)*	43
Class R4
July 31, 2022	$31.22	.41	(2.50)	(2.09)	(1.33)	(1.23)	(2.56)	$26.57	(7.49)	$751.20		1.41	32
July 31, 2021∆	28.47	.01	2.74	2.75	—	—	—	31.22	9.66*	880	.13*g	.03*	43
Class R5
July 31, 2022	$31.25	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	$26.59	(7.34)	$10.05		1.65	32
July 31, 2021∆	28.47	.03	2.75	2.78	—	—	—	31.25	9.76*	11	.04*g	.12*	43

The accompanying notes are an integral part of these financial statements.

98 RetirementReady® Funds	RetirementReady® Funds 99

Financial highlights cont.

2040 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$31.27	.50	(2.52)	(2.02)	(1.42)	(1.23)	(2.65)	$26.60	(7.28)	$13,998	(.05)	1.72	32
July 31, 2021	26.34	.26	5.14	5.40	(.47)	—	(.47)	31.27	20.69	14,318	.02[g]	.89	43
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09[g]	1.76	53
July 31, 2019	28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	26.56	1.68	21,085.05		1.84	28
July 31, 2018	27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	28.73	9.75	22,335.05		2.10	39
Class Y
July 31, 2022	$31.20	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	$26.54	(7.35)	$156,842.05		1.65	32
July 31, 2021	26.31	.25	5.12	5.37	(.48)	—	(.48)	31.20	20.59	162,247	.10[g]	.86	43
July 31, 2020	26.54	.51	.61	1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16[g]	1.97	53
July 31, 2019	28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	26.54	1.61	4,637.13		1.74	28
July 31, 2018	27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	28.68	9.61	4,063.14		2.16	39

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

100 RetirementReady® Funds	RetirementReady® Funds 101

Financial highlights
(For a common share outstanding throughout the period)

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$25.36	.32	(1.73)	(1.41)	(1.27)	(1.43)	(2.70)	$21.25	(6.43)	$21,379.34		1.36	39
July 31, 2021	21.92	.16	3.28	3.44	—[f]	—	—[f]	25.36	15.70	23,803	.38[g]	.70	46
July 31, 2020	22.18	.31	.38	.69	(.38)	(.57)	(.95)	21.92	3.12	127,040	.42[g]	1.45	63
July 31, 2019	24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	22.18	1.93	103,856.39		1.79	44
July 31, 2018	23.10	.41	1.41	1.82	(.84)	—	(.84)	24.08	7.94	86,367.41		1.73	43
Class B
July 31, 2022	$22.76	.14	(1.56)	(1.42)	(1.08)	(1.43)	(2.51)	$18.83	(7.17)	$222	1.09	.68	39
July 31, 2021	19.87	(.01)	2.97	2.96	(.07)	—	(.07)	22.76	14.90	370	1.13[g]	(.05)	46
July 31, 2020	20.17	.14	.33	.47	(.20)	(.57)	(.77)	19.87	2.32	463	1.17[g]	.72	63
July 31, 2019	22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	20.17	1.17	653	1.14	1.12	44
July 31, 2018	21.21	.23	1.28	1.51	(.65)	—	(.65)	22.07	7.13	767	1.16	1.04	43
Class C
July 31, 2022	$22.56	.15	(1.55)	(1.40)	(1.11)	(1.43)	(2.54)	$18.62	(7.15)	$1,134	1.09	.73	39
July 31, 2021	19.70	(.01)	2.93	2.92	(.06)	—	(.06)	22.56	14.85	1,213	1.13[g]	(.05)	46
July 31, 2020	20.02	.14	.33	.47	(.22)	(.57)	(.79)	19.70	2.37	1,391	1.17[g]	.72	63
July 31, 2019	21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	20.02	1.12	1,675	1.14	1.06	44
July 31, 2018	21.12	.21	1.30	1.51	(.67)	—	(.67)	21.96	7.18	1,496	1.16	.98	43
Class R
July 31, 2022	$24.07	.19	(1.62)	(1.43)	(1.10)	(1.43)	(2.53)	$20.11	(6.83)	$517.74		.85	39
July 31, 2021	21.04	.06	3.15	3.21	(.18)	—	(.18)	24.07	15.32	876	.71[g]	.29	46
July 31, 2020	21.31	.25	.35	.60	(.30)	(.57)	(.87)	21.04	2.86	654	.67[g]	1.20	63
July 31, 2019	23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	21.31	1.66	626.64		1.55	44
July 31, 2018	22.26	.46	1.24	1.70	(.80)	—	(.80)	23.16	7.69	797.66		2.00	43
Class R3
July 31, 2022	$30.30	.35	(2.13)	(1.78)	(1.19)	(1.43)	(2.62)	$25.90	(6.58)	$5,458.49		1.24	39
July 31, 2021∆	28.16	.03	2.11	2.14	—	—	—	30.30	7.60*	7,415	.30*g	.09*	46
Class R4
July 31, 2022	$30.34	.40	(2.11)	(1.71)	(1.28)	(1.43)	(2.71)	$25.92	(6.36)	$791.24		1.42	39
July 31, 2021∆	28.16	.06	2.12	2.18	—	—	—	30.34	7.74*	687	.16*g	.19*	46
Class R5
July 31, 2022	$30.37	.46	(2.14)	(1.68)	(1.32)	(1.43)	(2.75)	$25.94	(6.24)	$10.09		1.62	39
July 31, 2021∆	28.16	.09	2.12	2.21	—	—	—	30.37	7.85*	11	.07*g	.31*	46

The accompanying notes are an integral part of these financial statements.

102 RetirementReady® Funds	RetirementReady® Funds 103

Financial highlights cont.

2035 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$30.38	.48	(2.12)	(1.64)	(1.35)	(1.43)	(2.78)	$25.96	(6.11)	$15,997	(.01)	1.71	39
July 31, 2021	26.44	.29	3.94	4.23	(.29)	—	(.29)	30.38	16.10	17,492	.04[g]	1.01	46
July 31, 2020	26.53	.45	.46	.91	(.43)	(.57)	(1.00)	26.44	3.48	16,244	.09[g]	1.75	63
July 31, 2019	28.35	.59	(.22)	.37	(.85)	(1.34)	(2.19)	26.53	2.24	18,605.05		2.24	44
July 31, 2018	27.03	.60	1.64	2.24	(.92)	—	(.92)	28.35	8.34	21,366.05		2.14	43
Class Y
July 31, 2022	$30.35	.45	(2.12)	(1.67)	(1.33)	(1.43)	(2.76)	$25.92	(6.23)	$141,266.09		1.62	39
July 31, 2021	26.42	.26	3.97	4.23	(.30)	—	(.30)	30.35	16.09	124,961	.13[g]	.89	46
July 31, 2020	26.48	.45	.44	.89	(.38)	(.57)	(.95)	26.42	3.38	1,713	.17[g]	1.75	63
July 31, 2019	28.30	.59	(.24)	.35	(.83)	(1.34)	(2.17)	26.48	2.14	5,493.14		2.23	44
July 31, 2018	26.98	.55	1.67	2.22	(.90)	—	(.90)	28.30	8.26	13,086.16		1.97	43

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

104 RetirementReady® Funds	RetirementReady® Funds 105

Financial highlights
(For a common share outstanding throughout the period)

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$23.86	.32	(1.47)	(1.15)	(1.02)	(1.08)	(2.10)	$20.61	(5.36)	$22,901.36		1.43	37
July 31, 2021	21.51	.23	2.12	2.35	—[f]	—	—[f]	23.86	10.93	24,643	.39[g]	1.03	54
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42[g]	1.53	66
July 31, 2019	23.22	.51	(.08)	.43	(.71)	(.99)	(1.70)	21.95	2.62	180,390.38		2.33	31
July 31, 2018	22.51	.41	1.02	1.43	(.72)	—	(.72)	23.22	6.38	164,247.39		1.80	46
Class B
July 31, 2022	$22.30	.14	(1.37)	(1.23)	(.79)	(1.08)	(1.87)	$19.20	(6.07)	$185	1.11	.67	37
July 31, 2021	20.32	.01	2.04	2.05	(.07)	—	(.07)	22.30	10.11	282	1.14[g]	.04	54
July 31, 2020	20.76	.16	.13	.29	(.31)	(.42)	(.73)	20.32	1.36	617	1.17[g]	.77	66
July 31, 2019	22.02	.33	(.09)	.24	(.51)	(.99)	(1.50)	20.76	1.80	815	1.13	1.61	31
July 31, 2018	21.36	.26	.95	1.21	(.55)	—	(.55)	22.02	5.66	1,025	1.14	1.17	46
Class C
July 31, 2022	$22.03	.14	(1.35)	(1.21)	(.81)	(1.08)	(1.89)	$18.93	(6.05)	$898	1.11	.66	37
July 31, 2021	20.18	—[f]	2.04	2.04	(.19)	—	(.19)	22.03	10.14	1,349	1.14[g]	—[h]	54
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17[g]	.77	66
July 31, 2019	21.94	.33	(.09)	.24	(.53)	(.99)	(1.52)	20.66	1.81	1,430	1.13	1.61	31
July 31, 2018	21.32	.25	.95	1.20	(.58)	—	(.58)	21.94	5.62	1,454	1.14	1.16	46
Class R
July 31, 2022	$22.17	.21	(1.36)	(1.15)	(.92)	(1.08)	(2.00)	$19.02	(5.76)	$395.76		1.03	37
July 31, 2021	20.31	.09	2.05	2.14	(.28)	—	(.28)	22.17	10.62	586	.72[g]	.43	54
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67[g]	1.27	66
July 31, 2019	22.02	.42	(.07)	.35	(.59)	(.99)	(1.58)	20.79	2.36	652.63		2.04	31
July 31, 2018	21.39	.44	.86	1.30	(.67)	—	(.67)	22.02	6.12	570.64		2.02	46
Class R3
July 31, 2022	$27.61	.35	(1.73)	(1.38)	(.96)	(1.08)	(2.04)	$24.19	(5.48)	$5,622.51		1.33	37
July 31, 2021∆	26.19	.06	1.36	1.42	—	—	—	27.61	5.42*	7,452	.30*g	.26*	54
Class R4
July 31, 2022	$27.65	.40	(1.72)	(1.32)	(1.03)	(1.08)	(2.11)	$24.22	(5.23)	$2,733.26		1.54	37
July 31, 2021∆	26.19	.09	1.37	1.46	—	—	—	27.65	5.57*	2,899	.16*g	.36*	54
Class R5
July 31, 2022	$27.68	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	$24.24	(5.11)	$10.11		1.69	37
July 31, 2021∆	26.19	.12	1.37	1.49	—	—	—	27.68	5.69*	11	.07*g	.45*	54

The accompanying notes are an integral part of these financial statements.

106 RetirementReady® Funds	RetirementReady® Funds 107

Financial highlights cont.

2030 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$27.69	.49	(1.75)	(1.26)	(1.10)	(1.08)	(2.18)	$24.25	(5.01)	$18,059.01		1.89	37
July 31, 2021	25.25	.30	2.54	2.84	(.40)	—	(.40)	27.69	11.33	18,567	.05[g]	1.13	54
July 31, 2020	25.60	.46	.16	.62	(.55)	(.42)	(.97)	25.25	2.44	23,780	.09[g]	1.86	66
July 31, 2019	26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	25.60	2.94	24,909.05		2.73	31
July 31, 2018	25.84	.57	1.17	1.74	(.80)	—	(.80)	26.78	6.75	21,927.05		2.16	46
Class Y
July 31, 2022	$27.63	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	$24.19	(5.11)	$187,829.11		1.70	37
July 31, 2021	25.22	.23	2.58	2.81	(.40)	—	(.40)	27.63	11.24	197,357	.14[g]	.89	54
July 31, 2020	25.57	.43	.17	.60	(.53)	(.42)	(.95)	25.22	2.34	3,709	.17[g]	1.74	66
July 31, 2019	26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	25.57	2.87	7,617.13		2.69	31
July 31, 2018	25.80	.54	1.18	1.72	(.78)	—	(.78)	26.74	6.70	7,307.14		2.03	46

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

108 RetirementReady® Funds	RetirementReady® Funds 109

Financial highlights
(For a common share outstanding throughout the period)

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2022	$22.72	.37	(1.32)	(.95)	(.66)	(.79)	(1.45)	$20.32	(4.48)	$23,539.37		1.74	57
July 31, 2021	21.56	.21	1.18	1.39	(.05)	(.18)	(.23)	22.72	6.52	24,306	.41[g]	.96	74
July 31, 2020	21.98	.33	(.06)	.27	(.50)	(.19)	(.69)	21.56	1.23	151,047	.42[g]	1.56	79
July 31, 2019	22.91	.57	(.02)	.55	(.80)	(.68)	(1.48)	21.98	2.99	112,950.39		2.60	44
July 31, 2018	22.36	.45	.59	1.04	(.49)	—	(.49)	22.91	4.64	93,296.41		1.99	52
Class B
July 31, 2022	$20.83	.20	(1.22)	(1.02)	(.48)	(.79)	(1.27)	$18.54	(5.19)	$229	1.12	.99	57
July 31, 2021	19.99	.01	1.12	1.13	(.11)	(.18)	(.29)	20.83	5.73	348	1.16[g]	.05	74
July 31, 2020	20.38	.16	(.08)	.08	(.28)	(.19)	(.47)	19.99	.42	483	1.17[g]	.79	79
July 31, 2019	21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	20.38	2.22	739	1.14	1.95	44
July 31, 2018	20.84	.28	.53	.81	(.33)	—	(.33)	21.32	3.90	998	1.16	1.31	52
Class C
July 31, 2022	$20.61	.18	(1.18)	(1.00)	(.49)	(.79)	(1.28)	$18.33	(5.17)	$1,569	1.12	.93	57
July 31, 2021	19.83	.02	1.11	1.13	(.17)	(.18)	(.35)	20.61	5.75	1,688	1.16[g]	.07	74
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17[g]	.80	79
July 31, 2019	21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	20.27	2.21	2,393	1.14	1.93	44
July 31, 2018	20.78	.25	.56	.81	(.33)	—	(.33)	21.26	3.89	2,175	1.16	1.19	52
Class R
July 31, 2022	$21.06	.26	(1.21)	(.95)	(.58)	(.79)	(1.37)	$18.74	(4.83)	$716.77		1.29	57
July 31, 2021	20.18	.05	1.18	1.23	(.17)	(.18)	(.35)	21.06	6.18	741	.74[g]	.28	74
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67[g]	1.44	79
July 31, 2019	21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	20.57	2.70	458.64		2.32	44
July 31, 2018	20.97	.45	.47	.92	(.45)	—	(.45)	21.44	4.38	1,045.66		2.13	52
Class R3
July 31, 2022	$22.63	.33	(1.30)	(.97)	(.59)	(.79)	(1.38)	$20.28	(4.59)	$3,502.52		1.56	57
July 31, 2021∆	21.92	.06	.65	.71	—	—	—	22.63	3.24*	5,475	.31*g	.28*	74
Class R4
July 31, 2022	$22.66	.39	(1.31)	(.92)	(.68)	(.79)	(1.47)	$20.27	(4.38)	$1,310.27		1.81	57
July 31, 2021∆	21.92	.08	.66	.74	—	—	—	22.66	3.38*	1,351	.17*g	.38*	74
Class R5
July 31, 2022	$22.68	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	$20.29	(4.21)	$10.12		1.96	57
July 31, 2021∆	21.92	.10	.66	.76	—	—	—	22.68	3.47*	10	.08*g	.47*	74

The accompanying notes are an integral part of these financial statements.

110 RetirementReady® Funds	RetirementReady® Funds 111

Financial highlights cont.

2025 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2022	$22.70	.44	(1.32)	(.88)	(.73)	(.79)	(1.52)	$20.30	(4.16)	$10,678.02		2.06	57
July 31, 2021	21.77	.26	1.22	1.48	(.37)	(.18)	(.55)	22.70	6.93	11,001	.07[g]	1.18	74
July 31, 2020	22.18	.41	(.07)	.34	(.56)	(.19)	(.75)	21.77	1.54	15,965	.09[g]	1.89	79
July 31, 2019	23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	22.18	3.35	20,842.05		3.02	44
July 31, 2018	22.55	.54	.58	1.12	(.56)	—	(.56)	23.11	5.00	18,185.05		2.36	52
Class Y
July 31, 2022	$22.66	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	$20.27	(4.21)	$160,679.12		1.95	57
July 31, 2021	21.76	.20	1.26	1.46	(.38)	(.18)	(.56)	22.66	6.82	159,475	.16[g]	.92	74
July 31, 2020	22.13	.40	(.08)	.32	(.50)	(.19)	(.69)	21.76	1.46	2,318	.17[g]	1.86	79
July 31, 2019	23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	22.13	3.24	6,541.14		3.02	44
July 31, 2018	22.50	.51	.59	1.10	(.54)	—	(.54)	23.06	4.91	13,079.16		2.23	52

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

112 RetirementReady® Funds	RetirementReady® Funds 113

Financial highlights
(For a common share outstanding throughout the period)

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio of
	Net asset		Net realized			From net					expenses	Ratio of net
	value,		and unrealized	Total from	From net	realized				Net assets,	to average	investment income
	beginning	Net investment	gain (loss) on	investment	investment	gain on	Total	Net asset value,	Total return at net	end of period	net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	investments	operations	income	investments	distributions	end of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class A
July 31, 2022	$17.41	.34	(1.00)	(.66)	(.45)	(.18)	(.63)	$16.12	(3.90)	$25,827.38		2.04	24
July 31, 2021	17.18	.19	.32	.51	(.24)	(.04)	(.28)	17.41	2.99	29,465	.39[g]	1.10	65
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	(.47)	17.18	.19	108,011	.41[g]	1.77	73
July 31, 2019	17.62	.53	.03	.56	(.53)	(.03)	(.56)	17.62	3.35	104,174.38		3.10	37
July 31, 2018	17.65	.44	(.02)	.42	(.45)	—	(.45)	17.62	2.37	92,361.39		2.47	68
Class B
July 31, 2022	$16.96	.22	(.99)	(.77)	(.32)	(.18)	(.50)	$15.69	(4.62)	$201	1.13	1.34	24
July 31, 2021	16.75	.05	.32	.37	(.12)	(.04)	(.16)	16.96	2.22	531	1.14[g]	.32	65
July 31, 2020	17.18	.17	(.25)	(.08)	(.18)	(.17)	(.35)	16.75	(.52)	475	1.16[g]	1.03	73
July 31, 2019	17.20	.39	.03	.42	(.41)	(.03)	(.44)	17.18	2.53	688	1.13	2.33	37
July 31, 2018	17.28	.31	(.02)	.29	(.37)	—	(.37)	17.20	1.64	849	1.14	1.78	68
Class C
July 31, 2022	$17.00	.22	(.99)	(.77)	(.32)	(.18)	(.50)	$15.73	(4.61)	$1,066	1.13	1.32	24
July 31, 2021	16.79	.05	.33	.38	(.13)	(.04)	(.17)	17.00	2.22	1,647	1.13[g]	.28	65
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	(.34)	16.79	(.58)	829	1.16[g]	1.03	73
July 31, 2019	17.24	.36	.07	.43	(.41)	(.03)	(.44)	17.23	2.61	1,069	1.13	2.16	37
July 31, 2018	17.33	.31	(.03)	.28	(.37)	—	(.37)	17.24	1.58	1,172	1.14	1.81	68
Class R
July 31, 2022	$17.39	.27	(1.00)	(.73)	(.38)	(.18)	(.56)	$16.10	(4.28)	$704.78		1.63	24
July 31, 2021	17.16	.13	.33	.46	(.19)	(.04)	(.23)	17.39	2.69	737	.73[g]	.75	65
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	(.43)	17.16	(.06)	1,021	.66[g]	1.49	73
July 31, 2019	17.61	.54	(.03)	.51	(.49)	(.03)	(.52)	17.60	3.03	581.63		3.10	37
July 31, 2018	17.64	.43	(.06)	.37	(.40)	—	(.40)	17.61	2.10	527.64		2.42	68
Class R3
July 31, 2022	$17.47	.31	(1.01)	(.70)	(.42)	(.18)	(.60)	$16.17	(4.09)	$1,926.53		1.86	24
July 31, 2021∆	17.33	.08	.14	.22	(.08)	—	(.08)	17.47	1.28*	2,584	.30*g	.49*	65
Class R4
July 31, 2022	$17.47	.36	(1.01)	(.65)	(.46)	(.18)	(.64)	$16.18	(3.81)	$224.28		2.14	24
July 31, 2021∆	17.33	.12	.13	.25	(.11)	—	(.11)	17.47	1.44*	220	.16*g	.67*	65
Class R5
July 31, 2022	$17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	$16.18	(3.66)	$10.13		2.29	24
July 31, 2021∆	17.33	.12	.14	.26	(.12)	—	(.12)	17.47	1.52*	10	.07*g	.70*	65

The accompanying notes are an integral part of these financial statements.

114 RetirementReady® Funds	RetirementReady® Funds 115

Financial highlights cont.

Maturity Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio of
	Net asset		Net realized			From net					expenses	Ratio of net
	value,		and unrealized	Total from	From net	realized				Net assets,	to average	investment income
	beginning	Net investment	gain (loss) on	investment	investment	gain on	Total	Net asset value,	Total return at net	end of period	net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	investments	operations	income	investments	distributions	end of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
July 31, 2022	$17.47	.41	(1.02)	(.61)	(.50)	(.18)	(.68)	$16.18	(3.55)	$3,662.03		2.42	24
July 31, 2021	17.24	.25	.33	.58	(.31)	(.04)	(.35)	17.47	3.38	4,673	.05[g]	1.41	65
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	(.53)	17.24	.52	2,509	.09[g]	2.08	73
July 31, 2019	17.68	.61	.01	.62	(.59)	(.03)	(.62)	17.68	3.69	2,958.05		3.50	37
July 31, 2018	17.71	.50	(.02)	.48	(.51)	—	(.51)	17.68	2.71	3,842.05		2.83	68
Class Y
July 31, 2022	$17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	$16.18	(3.66)	$215,711.13		2.28	24
July 31, 2021	17.25	.22	.34	.56	(.30)	(.04)	(.34)	17.47	3.23	263,315	.13[g]	1.25	65
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	(.52)	17.25	.48	707	.16[g]	2.10	73
July 31, 2019	17.68	.62	(.01)	.61	(.58)	(.03)	(.61)	17.68	3.60	3,188.13		3.59	37
July 31, 2018	17.71	.48	(.02)	.46	(.49)	—	(.49)	17.68	2.62	4,630.14		2.70	68

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

116 RetirementReady® Funds	RetirementReady® Funds 117

Financial highlights cont.

* Not annualized.

∆ For the period January 4, 2021 (commencement of operations) to July 31, 2021.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
2065 Fund
Class A, C, R, R3, R4, R5, R6,Y	41.55%	80.98%	N/A	N/A	N/A
2060 Fund
Class A, B, C, R, Y	1.71	2.44	3.32%	6.13%	16.06%
Class R3, R4, R5	1.71	1.43	N/A	N/A	N/A
Class R6	1.71	2.44	3.32	6.13	16.06
2055 Fund
Class A, B, C, R, Y	0.88	0.68	0.43	0.45	0.44
Class R3, R4, R5	0.88	0.53	N/A	N/A	N/A
Class R6	0.88	0.68	0.43	0.45	0.44
2050 Fund
Class A, B, C, R, Y	0.75	0.49	0.16	0.18	0.18
Class R3, R4, R5	0.75	0.42	N/A	N/A	N/A
Class R6	0.75	0.49	0.16	0.18	0.18
2045 Fund
Class A, B, C, R, Y	0.72	0.45	0.15	0.17	0.18
Class R3, R4, R5	0.72	0.40	N/A	N/A	N/A
Class R6	0.72	0.45	0.15	0.17	0.18
2040 Fund
Class A, B, C, R, Y	0.66	0.39	0.08	0.09	0.12
Class R3, R4, R5	0.66	0.36	N/A	N/A	N/A
Class R6	0.66	0.39	0.08	0.09	0.12
2035 Fund
Class A, B, C, R, Y	0.62	0.37	0.09	0.11	0.11
Class R3, R4, R5	0.62	0.33	N/A	N/A	N/A
Class R6	0.62	0.37	0.09	0.11	0.11

118 RetirementReady® Funds

	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
2030 Fund
Class A, B, C, R, Y	0.56	0.33	0.07	0.08	0.08
Class R3, R4, R5	0.56	0.30	N/A	N/A	N/A
Class R6	0.56	0.33	0.07	0.08	0.08
2025 Fund
Class A, B, C, R, Y	0.56	0.33	0.08	0.10	0.11
Class R3, R4, R5	0.56	0.30	N/A	N/A	N/A
Class R6	0.56	0.33	0.08	0.10	0.11
Maturity Fund
Class A, B, C, R, Y	0.52	0.33	0.18	0.12	0.12
Class R3, R4, R5	0.52	0.29	N/A	N/A	N/A
Class R6	0.52	0.33	0.18	0.12	0.12

f Amount represents less than $0.01 per share.

g Includes one-time proxy costs which amounted to the following as a percentage of average net assets.

	7/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	0.01	0.04

h Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 119

Notes to financial statements 7/31/22

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, each fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2021 through July 31, 2022.

Each of the Putnam RetirementReady Funds: Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund and Putnam RetirementReady Maturity Fund (collectively the funds) is a diversified series of Putnam Target Date Funds, (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except Putnam RetirementReady Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Putnam RetirementReady Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam RetirementReady Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam RetirementReady Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam funds which are managed by Putnam Management. As of July 31, 2022, each fund may invest in the following diversified funds: Putnam Fixed Income Absolute Return Fund, Putnam Multi-Asset Absolute Return Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam funds). The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Each funds offers the following share classes. The expense for each class of share may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred charges	Conversion feature
1.00% on certain redemptions of
	Up to 5.75%/	shares bought with no initial
Class A	Up to 4.00% †	sales charge	None
Converts to class A shares
Class B*‡	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R**	None	None	None
Class R3**	None	None	None
Class R4**	None	None	None
Class R5**	None	None	None
Class R6**	None	None	None
Class Y**	None	None	None

120 RetirementReady® Funds

* Not available on Putnam RetirementReady 2065 Fund.

‡ Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

** Not available to all investors.

† Sales charge 5.75% for all funds except Putnam RetirementReady Maturity Fund which is 4.00%.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

RetirementReady® Funds 121

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady Maturity Fund has elected to defer certain capital losses of $484,775 recognized during the period between November 1, 2021 and July 31, 2022 to its fiscal year ending July 31, 2023.

Pursuant to federal income tax regulations applicable to regulated investment companies, the following fund has elected to defer the following amount to its fiscal year ending July 31, 2023 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2022 and July 31, 2022, and (ii) specified ordinary and currency losses recognized between November 1, 2021 and July 31, 2022).

2055 Fund	$7,866

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam RetirementReady Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period
losses on wash sale transactions, redesignation of taxable distributions, reclass of short-term
2065 Fund	capital gain distributions from underlying Putnam funds
losses on wash sale transactions, redesignation of taxable distributions, reclass of short-term
2060 Fund	capital gain distributions from underlying Putnam funds
losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
2055 Fund	Putnam funds
losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
2050 Fund	Putnam funds
losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
2045 Fund	Putnam funds
2040 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
Putnam funds
2035 Fund	losses on wash sale transactions, redesignation of taxable distributions, reclass of short-term capital gain distributions from underlying Putnam funds
2030 Fund	losses on wash sale transactions, redesignation of taxable distributions, reclass of short-term capital gain distributions from underlying Putnam funds
2025 Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
Putnam funds
Maturity Fund	losses on wash sale transactions, late year loss deferrals, reclass of short-term capital gain distributions from underlying Putnam funds, distribution in excess

122 RetirementReady® Funds

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the following funds reclassified the following amounts:

		Accumulated net
	Undistributed net	realized gain/(loss) on
	investment income	investment transactions	Paid-in-capital
2065 Fund	$9,562	$(9,562)	$—
2060 Fund	345,367	(345,367)	—
2055 Fund	1,730,023	(1,730,023)	—
2050 Fund	3,796,248	(3,796,248)	—
2045 Fund	4,309,209	(4,309,209)	—
2040 Fund	6,314,561	(6,314,561)	—
2035 Fund	5,377,727	(5,377,727)	—
2030 Fund	5,860,410	(5,860,410)	—
2025 Fund	2,682,547	(2,682,547)	—
Maturity Fund	1,635,231	(1,153,893)	(481,338)

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Undistributed ordinary income	Undistributed short-term gain	Undistributed long-term gain	Post-October loss	Late year ordinary loss deferral	Cost for federal income tax purposes
2065 Fund	$2,967	$(50,510)	$(47,543)	$—	$1,069	$13,465	$—	$—	$458,691
2060 Fund	109,165	(1,557,888)	(1,448,723)	—	—	599,501	—	—	12,618,425
2055 Fund	722,020	(6,109,677)	(5,387,657)	—	—	3,136,988	—	(7,866)	48,823,978
2050 Fund	1,369,944	(12,079,279)	(10,709,335)	5,171	—	8,499,625	—	—	98,779,532
2045 Fund	1,645,977	(15,153,703)	(13,507,726)	66,287	3,163	9,404,754	—	—	141,183,376
2040 Fund	3,218,380	(20,604,911)	(17,386,531)	408,654	—	16,754,526	—	—	209,475,701
2035 Fund	1,698,990	(19,837,159)	(18,138,169)	—	—	9,687,867	—	—	204,942,405
2030 Fund	2,388,456	(25,332,766)	(22,944,310)	—	—	9,350,505	—	—	261,616,106
2025 Fund	873,709	(23,605,005)	(22,731,296)	184,047	—	5,027,997	—	—	225,003,966
Maturity Fund	927,114	(31,158,938)	(30,231,824)	—	—	—	(484,775)	—	279,635,134

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs: For Putnam RetirementReady 2065 Fund, the offering costs of $132,514 have been fully amortized on a straight-line basis over a twelve-month period as of January 4, 2022. As of the close of the reporting period, the fund has reimbursed Putnam Management for the payment of these expenses.

RetirementReady® Funds 123

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam RetirementReady Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.55%
2060 Fund	0.54%
2055 Fund	0.53%
2050 Fund	0.52%
2045 Fund	0.51%
2040 Fund	0.50%
2035 Fund	0.49%
2030 Fund	0.48%
2025 Fund	0.47%
Maturity Fund	0.46%

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least November 30, 2025 for all the funds (with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2032) in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by
the Manager
2065 Fund	$1,740
2060 Fund	53,104
2055 Fund	254,041
2050 Fund	576,061
2045 Fund	765,914
2040 Fund	1,184,398
2035 Fund	1,035,922
2030 Fund	1,323,986
2025 Fund	1,067,904
Maturity Fund	1,450,387

124 RetirementReady® Funds

Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least November 30, 2025 for all funds (with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2032) in an amount sufficient to result in total annual fund operating expenses for class A, B (other than for Putnam RetirementReady 2065 Fund, which does not offer class B shares), C, R, R3, R4, R5, R6, and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by
the Manager
2065 Fund	$115,352
2060 Fund	94,064
2055 Fund	109,835
2050 Fund	122,190
2045 Fund	120,831
2040 Fund	117,126
2035 Fund	98,140
2030 Fund	68,040
2025 Fund	51,864
Maturity Fund	6,692

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% (prior to July 1, 2022, the annual rate was 0.35%) of the average net assets of the portion of the funds managed by PIL.

Putnam Investor Services, Inc. provides investor servicing agent functions to each fund at the following class specific rates. During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$37	$171	$30	$29	$30	$14	$15	$14	$340

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2060 Fund	$1,180	$20	$371	$46	$107	$92	$14	$422	$6,947	$9,199
2055 Fund	5,797	101	1,217	128	7,995	901	14	1,514	32,322	$49,989
2050 Fund	9,104	254	1,193	1,391	7,811	445	14	2,613	87,222	$110,047
2045 Fund	15,807	571	1,066	218	9,999	2,177	13	2,796	116,645	$149,292
2040 Fund	21,007	473	1,053	376	9,886	2,010	13	3,543	199,755	$238,116
2035 Fund	28,105	378	1,468	1,550	16,274	2,018	13	4,178	168,464	$222,448
2030 Fund	29,373	280	1,337	1,228	17,061	7,624	13	4,522	240,072	$301,510
2025 Fund	30,251	364	1,948	1,919	10,585	3,580	13	2,670	196,321	$247,651
Maturity Fund	34,346	479	1,642	1,938	5,613	605	12	1,023	298,775	$344,433

RetirementReady® Funds 125

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$75	$1,362	$55	$27	$1,519

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
2060 Fund	$2,376	$164	$2,988	$85	$98	$5,711
2055 Fund	11,677	819	9,821	240	7,325	$29,882
2050 Fund	18,348	2,056	9,634	2,559	7,188	$39,785
2045 Fund	31,868	4,610	8,605	400	9,173	$54,656
2040 Fund	42,343	3,825	8,491	695	9,079	$64,433
2035 Fund	56,657	3,050	11,828	2,854	14,948	$89,337
2030 Fund	59,234	2,268	10,803	2,257	15,695	$90,257
2025 Fund	60,979	2,942	15,726	3,517	9,757	$92,921
Maturity Fund	69,282	3,881	13,278	3,556	5,159	$95,156

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares, and received contingent deferred sales charges from redemptions of class B, if applicable, and class C shares, in the following amounts:

	Class A
	Net commissions	Class C CDSC
2065 Fund	$305	$—

	Class A
	Net commissions	Class B CDSC	Class C CDSC
2060 Fund	$1,730	$—	$25
2055 Fund	6,278	1	115
2050 Fund	6,467	127	4
2045 Fund	5,839	7	52
2040 Fund	6,068	—	65
2035 Fund	9,123	—	211
2030 Fund	7,876	—	435
2025 Fund	8,865	18	194
Maturity Fund	1,688	24	61

126 RetirementReady® Funds

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$—
2060 Fund	18
2055 Fund	147
2050 Fund	152
2045 Fund	106
2040 Fund	74
2035 Fund	—
2030 Fund	50
2025 Fund	4,623
Maturity Fund	4

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$321,889	$36,161
2060 Fund	11,029,613	4,558,391
2055 Fund	27,599,214	11,456,330
2050 Fund	47,488,427	29,817,409
2045 Fund	78,829,150	40,546,264
2040 Fund	91,638,524	64,180,950
2035 Fund	109,580,523	71,292,357
2030 Fund	107,697,009	92,302,785
2025 Fund	130,493,436	114,111,263
Maturity Fund	65,725,923	99,158,232

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	4,650	$47,340	814	$8,601
Shares issued in connection with
reinvestment of distributions	133	1,483	—	—
	4,783	48,823	814	8,601
Shares repurchased	(506)	(5,344)	(268)	(2,920)
Net increase	4,277	$43,479	546	$5,681

RetirementReady® Funds 127

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	10,824	$117,093	6,398	$70,067
Shares issued in connection with
reinvestment of distributions	432	4,799	—	—
	11,256	121,892	6,398	70,067
Shares repurchased	(6)	(60)	—	—
Net increase	11,250	$121,832	6,398	$70,067

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	52	576	—	—
	52	576	—	—
Shares repurchased	—	—	—	—
Net increase	52	$576	—	$—

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	54	603	—	—
	54	603	—	—
Shares repurchased	—	—	—	—
Net increase	54	$603	—	$—

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	56	630	—	—
	56	630	—	—
Shares repurchased	—	—	—	—
Net increase	56	$630	—	$—

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	58	647	—	—
	58	647	—	—
Shares repurchased	—	—	—	—
Net increase	58	$647	—	$—

128 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	11,748	$121,499	1,272	$14,073
Shares issued in connection with
reinvestment of distributions	246	2,754	—	—
	11,994	124,253	1,272	14,073
Shares repurchased	(1,741)	(19,727)	(7)	(79)
Net increase	10,253	$104,526	1,265	$13,994

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	117	$1,140	—	$—
Shares issued in connection with
reinvestment of distributions	58	647	—	—
	175	1,787	—	—
Shares repurchased	—	—	—	—
Net increase	175	$1,787	—	$—

2060 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	21,525	$263,959	59,612	$703,640
Shares issued in connection with
reinvestment of distributions	9,439	119,975	1,286	15,750
	30,964	383,934	60,898	719,390
Shares repurchased	(7,823)	(97,208)	(156,439)	(1,757,873)
Net increase (decrease)	23,141	$286,726	(95,541)	$(1,038,483)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	157	1,990	34	414
	157	1,990	34	414
Shares repurchased	—	—	(348)	(4,731)
Net increase (decrease)	157	$1,990	(314)	$(4,317)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	4,890	$58,994	4,817	$59,193
Shares issued in connection with
reinvestment of distributions	2,978	37,291	401	4,856
	7,868	96,285	5,218	64,049
Shares repurchased	(1,871)	(22,177)	(2,169)	(24,875)
Net increase	5,997	$74,108	3,049	$39,174

RetirementReady® Funds 129

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	13	$162
Shares issued in connection with
reinvestment of distributions	164	2,102	31	380
	164	2,102	44	542
Shares repurchased	—	—	(13)	(165)
Net increase	164	$2,102	31	$377

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	702	$8,765	2,907	$35,865
Shares issued in connection with
reinvestment of distributions	395	5,049	—	—
	1,097	13,814	2,907	35,865
Shares repurchased	(289)	(3,705)	(142)	(1,899)
Net increase	808	$10,109	2,765	$33,966

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	858	$10,187	3,927	$48,290
Shares issued in connection with
reinvestment of distributions	334	4,263	—	—
	1,192	14,450	3,927	48,290
Shares repurchased	(193)	(2,331)	(1,655)	(20,983)
Net increase	999	$12,119	2,272	$27,307

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	812	$10,000
Shares issued in connection with
reinvestment of distributions	112	1,432	—	—
	112	1,432	812	10,000
Shares repurchased	—	—	—	—
Net increase	112	$1,432	812	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	67,112	$819,790	58,192	$731,809
Shares issued in connection with
reinvestment of distributions	16,192	206,937	2,847	35,051
	83,304	1,026,727	61,039	766,860
Shares repurchased	(18,611)	(231,894)	(33,612)	(424,806)
Net increase	64,693	$794,833	27,427	$342,054

130 RetirementReady® Funds

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	709,969	$8,605,860	422,630	$5,238,295
Shares issued in connection with
reinvestment of distributions	50,999	649,732	4,739	58,188
	760,968	9,255,592	427,369	5,296,483
Shares repurchased	(319,250)	(3,846,375)	(168,599)	(2,161,267)
Net increase	441,718	$5,409,217	258,770	$3,135,216

2055 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	110,471	$1,344,823	211,225	$2,402,971
Shares issued in connection with
reinvestment of distributions	42,780	542,027	1,694	20,651
	153,251	1,886,850	212,919	2,423,622
Shares repurchased	(35,792)	(433,881)	(1,411,817)	(15,755,517)
Net increase (decrease)	117,459	$1,452,969	(1,198,898)	$(13,331,895)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	790	9,910	—	—
	790	9,910	—	—
Shares repurchased	(2,541)	(32,273)	(2,121)	(22,908)
Net decrease	(1,751)	$(22,363)	(2,121)	$(22,908)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	6,047	$71,960	9,022	$105,184
Shares issued in connection with
reinvestment of distributions	10,437	127,744	163	1,930
	16,484	199,704	9,185	107,114
Shares repurchased	(47,339)	(534,126)	(10,213)	(126,622)
Net decrease	(30,855)	$(334,422)	(1,028)	$(19,508)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	2,040	$25,485	4,818	$59,280
Shares issued in connection with
reinvestment of distributions	193	2,514	83	1,014
	2,233	27,999	4,901	60,294
Shares repurchased	(10,900)	(152,099)	(3,472)	(43,767)
Net increase (decrease)	(8,667)	$(124,100)	1,429	$16,527

RetirementReady® Funds 131

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	70,713	$881,261	244,570	$3,008,263
Shares issued in connection with
reinvestment of distributions	27,596	352,405	—	—
	98,309	1,233,666	244,570	3,008,263
Shares repurchased	(50,620)	(643,410)	(31,767)	(421,931)
Net increase	47,689	$590,256	212,803	$2,586,332

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,469	$41,685	29,670	$363,711
Shares issued in connection with
reinvestment of distributions	3,095	39,525	—	—
	6,564	81,210	29,670	363,711
Shares repurchased	(2,425)	(29,615)	(5,410)	(70,010)
Net increase	4,139	$51,595	24,260	$293,701

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	815	$10,000
Shares issued in connection with
reinvestment of distributions	104	1,336	—	—
	104	1,336	815	10,000
Shares repurchased	—	—	—	—
Net increase	104	$1,336	815	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	89,447	$1,097,303	94,040	$1,163,766
Shares issued in connection with
reinvestment of distributions	55,767	712,143	5,967	73,217
	145,214	1,809,446	100,007	1,236,983
Shares repurchased	(50,388)	(680,459)	(224,146)	(2,825,474)
Net increase (decrease)	94,826	$1,128,987	(124,139)	$(1,588,491)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,370,372	$17,397,526	1,817,073	$21,567,318
Shares issued in connection with
reinvestment of distributions	247,836	3,174,779	12,893	158,717
	1,618,208	20,572,305	1,829,966	21,726,035
Shares repurchased	(562,871)	(6,978,137)	(365,161)	(4,710,438)
Net increase	1,055,337	$13,594,168	1,464,805	$17,015,597

132 RetirementReady® Funds

2050 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	44,345	$908,711	192,237	$3,557,029
Shares issued in connection with
reinvestment of distributions	36,607	762,523	25	504
	80,952	1,671,234	192,262	3,557,533
Shares repurchased	(37,149)	(788,328)	(2,912,248)	(52,443,551)
Net increase (decrease)	43,803	$882,906	(2,719,986)	$(48,886,018)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	1,018	20,746	80	1,553
	1,018	20,746	80	1,553
Shares repurchased	(8,157)	(167,556)	(2,510)	(48,287)
Net decrease	(7,139)	$(146,810)	(2,430)	$(46,734)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	8,593	$165,488	11,925	$232,090
Shares issued in connection with
reinvestment of distributions	4,670	93,205	342	6,540
	13,263	258,693	12,267	238,630
Shares repurchased	(12,337)	(254,352)	(12,355)	(244,779)
Net increase (decrease)	926	$4,341	(88)	$(6,149)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	4,781	$90,340	3,673	$71,429
Shares issued in connection with
reinvestment of distributions	2,311	46,975	370	7,174
	7,092	137,315	4,043	78,603
Shares repurchased	(13,756)	(303,514)	(1,999)	(39,297)
Net increase (decrease)	(6,664)	$(166,199)	2,044	$39,306

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	23,123	$479,160	206,801	$4,097,189
Shares issued in connection with
reinvestment of distributions	18,513	384,144	—	—
	41,636	863,304	206,801	4,097,189
Shares repurchased	(97,594)	(2,041,973)	(32,970)	(698,812)
Net increase (decrease)	(55,958)	$(1,178,669)	173,831	$3,398,377

RetirementReady® Funds 133

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	2,981	$60,668	22,145	$438,811
Shares issued in connection with
reinvestment of distributions	762	15,835	—	—
	3,743	76,503	22,145	438,811
Shares repurchased	(2,342)	(51,522)	(14,238)	(289,942)
Net increase	1,401	$24,981	7,907	$148,869

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	505	$10,000
Shares issued in connection with
reinvestment of distributions	57	1,181	—	—
	57	1,181	505	10,000
Shares repurchased	—	—	—	—
Net increase	57	$1,181	505	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	52,381	$1,045,426	96,720	$1,950,910
Shares issued in connection with
reinvestment of distributions	55,291	1,147,279	8,485	168,163
	107,672	2,192,705	105,205	2,119,073
Shares repurchased	(59,040)	(1,184,905)	(172,138)	(3,535,572)
Net increase (decrease)	48,632	$1,007,800	(66,933)	$(1,416,499)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,378,537	$28,437,742	3,474,271	$65,126,038
Shares issued in connection with
reinvestment of distributions	374,522	7,767,576	40,917	810,568
	1,753,059	36,205,318	3,515,188	65,936,606
Shares repurchased	(1,008,529)	(20,064,503)	(585,249)	(12,099,263)
Net increase	744,530	$16,140,815	2,929,939	$53,837,343

2045 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	56,362	$1,241,578	283,951	$5,799,358
Shares issued in connection with
reinvestment of distributions	64,583	1,431,815	1,903	41,427
	120,945	2,673,393	285,854	5,840,785
Shares repurchased	(89,587)	(2,013,243)	(3,333,215)	(66,597,214)
Net increase (decrease)	31,358	$660,150	(3,047,361)	$(60,756,429)

134 RetirementReady® Funds

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	12	$226	1,526	$30,448
Shares issued in connection with
reinvestment of distributions	3,122	59,817	146	2,798
	3,134	60,043	1,672	33,246
Shares repurchased	(3,219)	(65,213)	(4,797)	(93,956)
Net decrease	(85)	$(5,170)	(3,125)	$(60,710)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	3,796	$71,310	4,665	$90,588
Shares issued in connection with
reinvestment of distributions	6,031	115,441	320	6,112
	9,827	186,751	4,985	96,700
Shares repurchased	(15,355)	(281,833)	(12,169)	(239,105)
Net decrease	(5,528)	$(95,082)	(7,184)	$(142,405)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,445	$33,360	1,967	$45,230
Shares issued in connection with
reinvestment of distributions	311	7,294	96	2,183
	1,756	40,654	2,063	47,413
Shares repurchased	(4,686)	(106,728)	(7,995)	(189,906)
Net decrease	(2,930)	$(66,074)	(5,932)	$(142,493)

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	31,200	$828,677	165,176	$4,487,388
Shares issued in connection with
reinvestment of distributions	12,749	362,708	—	—
	43,949	1,191,385	165,176	4,487,388
Shares repurchased	(50,905)	(1,427,722)	(24,002)	(676,954)
Net increase (decrease)	(6,956)	$(236,337)	141,174	$3,810,434

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,930	$108,847	36,944	$1,005,984
Shares issued in connection with
reinvestment of distributions	2,778	79,036	—	—
	6,708	187,883	36,944	1,005,984
Shares repurchased	(7,569)	(204,197)	(9,212)	(260,840)
Net increase (decrease)	(861)	$(16,314)	27,732	$745,144

RetirementReady® Funds 135

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	367	$10,000
Shares issued in connection with
reinvestment of distributions	37	1,045	—	—
	37	1,045	367	10,000
Shares repurchased	—	—	—	—
Net increase	37	$1,045	367	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	40,600	$1,118,991	64,300	$1,775,109
Shares issued in connection with
reinvestment of distributions	37,950	1,079,677	4,718	128,463
	78,550	2,198,668	69,018	1,903,572
Shares repurchased	(29,249)	(844,448)	(115,606)	(3,258,890)
Net increase (decrease)	49,301	$1,354,220	(46,588)	$(1,355,318)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,965,959	$54,453,754	3,190,961	$82,730,344
Shares issued in connection with
reinvestment of distributions	314,204	8,942,250	26,404	719,522
	2,280,163	63,396,004	3,217,365	83,449,866
Shares repurchased	(1,060,280)	(28,740,694)	(513,720)	(14,523,238)
Net increase	1,219,883	$34,655,310	2,703,645	$68,926,628

2040 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	62,079	$1,501,779	338,162	$7,535,408
Shares issued in connection with
reinvestment of distributions	70,022	1,684,028	37	867
	132,101	3,185,807	338,199	7,536,275
Shares repurchased	(84,401)	(2,074,275)	(6,669,899)	(145,490,703)
Net increase (decrease)	47,700	$1,111,532	(6,331,700)	$(137,954,428)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	370	$7,943
Shares issued in connection with
reinvestment of distributions	1,809	38,320	328	6,902
	1,809	38,320	698	14,845
Shares repurchased	(9,566)	(214,250)	(4,075)	(86,971)
Net decrease	(7,757)	$(175,930)	(3,377)	$(72,126)

136 RetirementReady® Funds

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	9,948	$206,049	7,564	$159,913
Shares issued in connection with
reinvestment of distributions	4,520	93,194	527	10,891
	14,468	299,243	8,091	170,804
Shares repurchased	(7,926)	(155,780)	(14,916)	(311,447)
Net increase (decrease)	6,542	$143,463	(6,825)	$(140,643)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	4,404	$108,830	1,904	$47,036
Shares issued in connection with
reinvestment of distributions	209	5,313	242	5,924
	4,613	114,143	2,146	52,960
Shares repurchased	(8,995)	(240,459)	(7,314)	(180,144)
Net decrease	(4,382)	$(126,316)	(5,168)	$(127,184)

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	18,284	$529,830	177,725	$5,047,249
Shares issued in connection with
reinvestment of distributions	10,360	305,422	—	—
	28,644	835,252	177,725	5,047,249
Shares repurchased	(25,668)	(758,030)	(53,933)	(1,640,398)
Net increase	2,976	$77,222	123,792	$3,406,851

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,920	$140,069	33,314	$950,297
Shares issued in connection with
reinvestment of distributions	2,005	59,074	—	—
	6,925	199,143	33,314	950,297
Shares repurchased	(6,866)	(215,815)	(5,114)	(149,781)
Net increase (decrease)	59	$(16,672)	28,200	$800,516

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	351	$10,000
Shares issued in connection with
reinvestment of distributions	31	921	—	—
	31	921	351	10,000
Shares repurchased	—	—	—	—
Net increase	31	$921	351	$10,000

RetirementReady® Funds 137

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	39,113	$1,119,527	52,642	$1,519,834
Shares issued in connection with
reinvestment of distributions	41,525	1,223,325	10,530	299,775
	80,638	2,342,852	63,172	1,819,609
Shares repurchased	(12,376)	(358,784)	(257,395)	(7,514,046)
Net increase (decrease)	68,262	$1,984,068	(194,223)	$(5,694,437)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,745,646	$50,116,854	6,107,234	$164,753,130
Shares issued in connection with
reinvestment of distributions	469,272	13,801,281	86,382	2,455,834
	2,214,918	63,918,135	6,193,616	167,208,964
Shares repurchased	(1,505,462)	(43,347,973)	(1,062,733)	(31,011,238)
Net increase	709,456	$20,570,162	5,130,883	$136,197,726

2035 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	76,714	$1,807,114	461,990	$10,365,262
Shares issued in connection with
reinvestment of distributions	105,454	2,439,141	52	1,218
	182,168	4,246,255	462,042	10,366,480
Shares repurchased	(114,450)	(2,708,189)	(5,319,891)	(117,599,713)
Net increase (decrease)	67,718	$1,538,066	(4,857,849)	$(107,233,233)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	251	$5,729	—	$—
Shares issued in connection with
reinvestment of distributions	1,815	37,372	71	1,515
	2,066	43,101	71	1,515
Shares repurchased	(6,547)	(132,409)	(7,082)	(151,773)
Net decrease	(4,481)	$(89,308)	(7,011)	$(150,258)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	10,690	$217,924	10,746	$232,454
Shares issued in connection with
reinvestment of distributions	6,637	135,138	189	3,986
	17,327	353,062	10,935	236,440
Shares repurchased	(10,192)	(209,920)	(27,799)	(582,558)
Net increase (decrease)	7,135	$143,142	(16,864)	$(346,118)

138 RetirementReady® Funds

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,245	$27,338	10,864	$242,223
Shares issued in connection with
reinvestment of distributions	2,587	56,762	255	5,707
	3,832	84,100	11,119	247,930
Shares repurchased	(14,531)	(352,593)	(5,820)	(131,703)
Net increase (decrease)	(10,699)	$(268,493)	5,299	$116,227

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	38,095	$1,091,915	282,836	$7,946,491
Shares issued in connection with
reinvestment of distributions	19,674	555,005	—	—
	57,769	1,646,920	282,836	7,946,491
Shares repurchased	(91,725)	(2,681,642)	(38,116)	(1,116,355)
Net increase (decrease)	(33,956)	$(1,034,722)	244,720	$6,830,136

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	6,270	$174,008	46,309	$1,304,884
Shares issued in connection with
reinvestment of distributions	2,374	66,952	—	—
	8,644	240,960	46,309	1,304,884
Shares repurchased	(783)	(21,608)	(23,670)	(684,123)
Net increase	7,861	$219,352	22,639	$620,761

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	355	$10,000
Shares issued in connection with
reinvestment of distributions	35	978	—	—
	35	978	355	10,000
Shares repurchased	—	—	—	—
Net increase	35	$978	355	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	36,540	$1,010,045	91,846	$2,662,524
Shares issued in connection with
reinvestment of distributions	55,377	1,561,641	6,504	183,153
	91,917	2,571,686	98,350	2,845,677
Shares repurchased	(51,347)	(1,444,465)	(137,035)	(3,924,902)
Net increase (decrease)	40,570	$1,127,221	(38,685)	$(1,079,225)

RetirementReady® Funds 139

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,665,788	$74,335,695	5,095,668	$137,912,593
Shares issued in connection with
reinvestment of distributions	445,724	12,560,509	41,843	1,177,466
	3,111,512	86,896,204	5,137,511	139,090,059
Shares repurchased	(1,779,189)	(48,980,122)	(1,084,490)	(31,200,967)
Net increase	1,332,323	$37,916,082	4,053,021	$107,889,092

2030 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	93,889	$2,065,922	660,767	$14,369,791
Shares issued in connection with
reinvestment of distributions	95,630	2,104,825	61	1,390
	189,519	4,170,747	660,828	14,371,181
Shares repurchased	(111,266)	(2,496,550)	(8,869,613)	(191,192,080)
Net increase (decrease)	78,253	$1,674,197	(8,208,785)	$(176,820,899)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	1	$22	—**	$9
Shares issued in connection with
reinvestment of distributions	955	19,665	67	1,422
	956	19,687	67	1,431
Shares repurchased	(3,952)	(83,603)	(17,782)	(374,766)
Net decrease	(2,996)	$(63,916)	(17,715)	$(373,335)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	6,674	$137,533	8,329	$175,688
Shares issued in connection with
reinvestment of distributions	4,592	93,227	618	12,957
	11,266	230,760	8,947	188,645
Shares repurchased	(25,037)	(528,041)	(16,284)	(343,505)
Net decrease	(13,771)	$(297,281)	(7,337)	$(154,860)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,520	$32,301	2,974	$63,120
Shares issued in connection with
reinvestment of distributions	2,190	44,586	396	8,340
	3,710	76,887	3,370	71,460
Shares repurchased	(9,366)	(199,482)	(5,075)	(106,589)
Net decrease	(5,656)	$(122,595)	(1,705)	$(35,129)

140 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	23,408	$602,855	347,432	$9,102,322
Shares issued in connection with
reinvestment of distributions	20,688	534,777	—	—
	44,096	1,137,632	347,432	9,102,322
Shares repurchased	(81,530)	(2,130,830)	(77,586)	(2,120,571)
Net increase (decrease)	(37,434)	$(993,198)	269,846	$6,981,751

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,068	$103,800	113,466	$2,959,728
Shares issued in connection with
reinvestment of distributions	8,399	217,029	—	—
	12,467	320,829	113,466	2,959,728
Shares repurchased	(4,443)	(119,771)	(8,638)	(230,618)
Net increase	8,024	$201,058	104,828	$2,729,110

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	382	$10,000
Shares issued in connection with
reinvestment of distributions	32	825	—	—
	32	825	382	10,000
Shares repurchased	—	—	—	—
Net increase	32	$825	382	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	58,317	$1,475,929	59,786	$1,582,917
Shares issued in connection with
reinvestment of distributions	55,766	1,440,989	14,199	371,862
	114,083	2,916,918	73,985	1,954,779
Shares repurchased	(39,842)	(1,057,927)	(345,177)	(9,173,795)
Net increase (decrease)	74,241	$1,858,991	(271,192)	$(7,219,016)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,626,666	$67,382,328	8,606,608	$219,719,194
Shares issued in connection with
reinvestment of distributions	608,083	15,682,458	105,378	2,755,622
	3,234,749	83,064,786	8,711,986	222,474,816
Shares repurchased	(2,612,298)	(66,804,004)	(1,716,736)	(45,579,994)
Net increase	622,451	$16,260,782	6,995,250	$176,894,822

** Amount represents less than 1 share.

RetirementReady® Funds 141

2025 Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	211,051	$4,620,165	903,819	$19,560,369
Shares issued in connection with
reinvestment of distributions	77,309	1,649,010	14,078	309,585
	288,360	6,269,175	917,897	19,869,954
Shares repurchased	(199,882)	(4,242,014)	(6,855,346)	(147,392,959)
Net increase (decrease)	88,478	$2,027,161	(5,937,449)	$(127,523,005)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	1,021	19,962	298	6,034
	1,021	19,962	298	6,034
Shares repurchased	(5,386)	(104,384)	(7,764)	(157,576)
Net decrease	(4,365)	$(84,422)	(7,466)	$(151,542)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	31,036	$586,866	18,858	$382,861
Shares issued in connection with
reinvestment of distributions	4,819	93,106	2,133	42,716
	35,855	679,972	20,991	425,577
Shares repurchased	(32,141)	(618,761)	(60,585)	(1,215,104)
Net increase (decrease)	3,714	$61,211	(39,594)	$(789,527)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	4,295	$82,940	31,829	$649,438
Shares issued in connection with
reinvestment of distributions	2,304	45,411	126	2,569
	6,599	128,351	31,955	652,007
Shares repurchased	(3,566)	(73,332)	(3,732)	(75,975)
Net increase	3,033	$55,019	28,223	$576,032

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	18,231	$389,114	310,134	$6,798,934
Shares issued in connection with
reinvestment of distributions	11,586	246,781	—	—
	29,817	635,895	310,134	6,798,934
Shares repurchased	(99,044)	(2,196,995)	(68,177)	(1,532,887)
Net increase (decrease)	(69,227)	$(1,561,100)	241,957	$5,266,047

142 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	4,582	$97,500	82,991	$1,815,075
Shares issued in connection with
reinvestment of distributions	4,016	85,413	—	—
	8,598	182,913	82,991	1,815,075
Shares repurchased	(3,558)	(79,224)	(23,391)	(518,435)
Net increase	5,040	$103,689	59,600	$1,296,640

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	456	$10,000
Shares issued in connection with
reinvestment of distributions	32	686	—	—
	32	686	456	10,000
Shares repurchased	—	—	—	—
Net increase	32	$686	456	$10,000

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	32,087	$677,476	78,190	$1,730,994
Shares issued in connection with
reinvestment of distributions	34,223	727,914	16,377	358,991
	66,310	1,405,390	94,567	2,089,985
Shares repurchased	(25,061)	(544,385)	(343,220)	(7,548,638)
Net increase (decrease)	41,249	$861,005	(248,653)	$(5,458,653)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,703,012	$99,603,305	9,463,101	$206,906,950
Shares issued in connection with
reinvestment of distributions	500,050	10,621,061	147,741	3,235,521
	5,203,062	110,224,366	9,610,842	210,142,471
Shares repurchased	(4,312,399)	(91,571,062)	(2,679,204)	(59,449,035)
Net increase	890,663	$18,653,304	6,931,638	$150,693,436

RetirementReady® Funds 143

Maturity Fund

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class A	Shares	Amount	Shares	Amount
Shares sold	65,774	$1,099,645	328,329	$5,637,792
Shares issued in connection with
reinvestment of distributions	60,623	1,017,033	38,887	667,841
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	1,186,266	20,271,391
	126,397	2,116,678	1,553,482	26,577,024
Shares repurchased	(216,741)	(3,612,716)	(6,148,870)	(104,833,117)
Net decrease	(90,344)	$(1,496,038)	(4,595,388)	$(78,256,093)

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class B	Shares	Amount	Shares	Amount
Shares sold	173	$2,817	—	$—
Shares issued in connection with
reinvestment of distributions	799	13,097	412	6,898
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	23,382	389,346
	972	15,914	23,794	396,244
Shares repurchased	(19,493)	(314,974)	(20,854)	(353,048)
Net increase (decrease)	(18,521)	$(299,060)	2,940	$43,196

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class C	Shares	Amount	Shares	Amount
Shares sold	3,527	$57,797	3,679	$61,973
Shares issued in connection with
reinvestment of distributions	2,545	41,798	1,106	18,606
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	102,154	1,705,669
	6,072	99,595	106,939	1,786,248
Shares repurchased	(35,229)	(579,438)	(59,433)	(1,000,067)
Net increase (decrease)	(29,157)	$(479,843)	47,506	$786,181

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R	Shares	Amount	Shares	Amount
Shares sold	1,121	$18,525	4,524	$78,025
Shares issued in connection with
reinvestment of distributions	1,410	23,639	729	12,515
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	17,899	305,581
	2,531	42,164	23,152	396,121
Shares repurchased	(1,194)	(20,727)	(40,251)	(690,248)
Net increase (decrease)	1,337	$21,437	(17,099)	$(294,127)

144 RetirementReady® Funds

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R3	Shares	Amount	Shares	Amount
Shares sold	18,949	$319,636	225,008	$3,892,022
Shares issued in connection with
reinvestment of distributions	4,349	73,242	785	13,646
	23,298	392,878	225,793	3,905,668
Shares repurchased	(52,182)	(895,175)	(77,837)	(1,348,197)
Net increase (decrease)	(28,884)	$(502,297)	147,956	$2,557,471

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,057	$17,691	26,316	$455,146
Shares issued in connection with
reinvestment of distributions	496	8,340	94	1,628
	1,553	26,031	26,410	456,774
Shares repurchased	(301)	(5,163)	(13,796)	(238,644)
Net increase	1,252	$20,868	12,614	$218,130

			PERIOD FROM 1/4/21 (COMMENCEMENT
	YEAR ENDED 7/31/22		OF OPERATIONS) TO 7/31/21
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	577	$10,000
Shares issued in connection with
reinvestment of distributions	24	394	4	71
	24	394	581	10,071
Shares repurchased	—	—	—	—
Net increase	24	$394	581	$10,071

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class R6	Shares	Amount	Shares	Amount
Shares sold	28,865	$493,117	26,955	$467,018
Shares issued in connection with
reinvestment of distributions	10,205	171,733	7,723	133,544
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	444,275	7,617,272
	39,070	664,850	478,953	8,217,834
Shares repurchased	(80,212)	(1,352,523)	(356,943)	(6,164,912)
Net increase (decrease)	(41,142)	$(687,673)	122,010	$2,052,922

RetirementReady® Funds 145

	YEAR ENDED 7/31/22		YEAR ENDED 7/31/21
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,412,688	$40,588,299	7,481,973	$128,478,286
Shares issued in connection with
reinvestment of distributions	568,592	9,570,793	238,539	4,130,623
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	—	—	11,627,637	199,418,629
	2,981,280	50,159,092	19,348,149	332,027,538
Shares repurchased	(4,721,796)	(79,161,018)	(4,315,632)	(74,917,435)
Net increase (decrease)	(1,740,516)	$(29,001,926)	15,032,517	$257,110,103

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2065 Fund class A	1,057	18.15%	$10,274
2065 Fund class C	1,053	5.65	10,151
2065 Fund class R	1,052	100.00	10,205
2065 Fund class R3	1,054	100.00	10,245
2065 Fund class R4	1,056	100.00	10,285
2065 Fund class R5	1,058	100.00	10,309
2065 Fund class R6	1,059	8.46	10,325
2065 Fund class Y	1,058	90.04	10,316
2060 Fund class B	1,395	100.00	15,305
2060 Fund class R	1,419	100.00	15,788
2060 Fund class R3	921	25.78	10,242
2060 Fund class R4	923	28.22	10,282
2060 Fund class R5	924	100.00	10,309
2060 Fund class Y	1,472	0.21	16,354
2055 Fund class R4	918	3.23	10,254
2055 Fund class R5	919	100.00	10,276
2050 Fund class R4	560	6.02	10,209
2050 Fund class R5	562	100.00	10,239
2045 Fund class R4	403	1.50	10,172
2045 Fund class R5	404	100.00	10,207
2040 Fund class R4	382	1.35	10,150
2040 Fund class R5	382	100.00	10,169
2035 Fund class R4	389	1.28	10,083
2035 Fund class R5	390	100.00	10,113
2030 Fund class R4	413	0.37	10,003
2030 Fund class R5	414	100.00	10,028
2025 Fund class R4	488	0.75	9,892
2025 Fund class R5	488	100.00	9,909
Maturity Fund class R4	603	4.35	9,757
Maturity Fund class R5	605	100.00	9,780

146 RetirementReady® Funds

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	27.0%, 18.2%, 12.8%, 8.4%
2060 Fund	16.6%
2055 Fund	13.7%
2050 Fund	10.0%
2045 Fund	8.0%
2040 Fund	6.6%
2035 Fund	7.7%
2030 Fund	7.1%
2025 Fund	5.0%

RetirementReady® Funds 147

Note 5: Transactions with affiliated issuers	Note 5: Transactions with affiliated issuers cont.

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$892	$1,751	$208	$68	$—	$(17)	$(80)	272	$2,338
Putnam Multi-Asset Absolute
Return Fund Class P	17,701	29,101	9,167	230	248	37	(17)	3,569	37,655
Putnam Dynamic Asset Allocation
Equity Fund Class P	134,821	237,240	20,711	1,287	18,659	1,913	(49,463)	23,660	303,800
Putnam Dynamic Asset Allocation
Growth Fund Class P	29,372	51,241	4,416	584	4,086	279	(10,899)	3,899	65,577
Putnam Government Money
Market Fund Class G	881	2,556	1,659	1	—	—	—	1,778	1,778
Totals	$183,667	$321,889	$36,161	$2,170	$22,993	$2,212	$(60,459)		$411,148

2060 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$44,406	$77,417	$32,821	$2,984	$—	$(2,764)	$(1,564)	9,846	$84,674
Putnam Multi-Asset Absolute
Return Fund Class P	628,244	993,060	596,508	8,375	9,025	1,943	(3,901)	96,951	1,022,838
Putnam Dynamic Asset Allocation
Equity Fund Class P	4,664,021	7,655,135	3,101,519	45,375	658,113	(1,691)	(1,422,029)	607,003	7,793,917
Putnam Dynamic Asset Allocation
Growth Fund Class P	1,145,473	2,246,671	790,368	24,068	168,342	(32,664)	(352,844)	131,764	2,216,268
Putnam Government Money
Market Fund Class G	31,850	57,330	37,175	96	—	—	—	52,005	52,005
Totals	$6,513,994	$11,029,613	$4,558,391	$80,898	$835,480	$(35,176)	$(1,780,338)		$11,169,702

2055 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$458,095	$363,074	$162,037	$27,137	$—	$(14,186)	$(26,654)	71,894	$618,292
Putnam Multi-Asset Absolute
Return Fund Class P	3,488,077	2,258,093	1,747,574	43,837	47,238	(61,625)	44,788	377,418	3,981,759
Putnam Dynamic Asset Allocation
Equity Fund Class P	20,391,034	14,583,687	6,218,365	186,225	2,700,958	1,078,014	(6,481,185)	1,818,784	23,353,185
Putnam Dynamic Asset Allocation
Growth Fund Class P	11,636,528	10,235,803	3,194,887	229,174	1,602,972	423,925	(3,820,086)	908,519	15,281,283
Putnam Government Money
Market Fund Class G	176,712	158,557	133,467	388	—	—	—	201,802	201,802
Totals	$36,150,446	$27,599,214	$11,456,330	$486,761	$4,351,168	$1,426,128	$(10,283,137)		$43,436,321

148 RetirementReady® Funds	RetirementReady® Funds 149

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2050 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$1,941,882	$1,070,440	$843,877	$103,693	$—	$(81,953)	$(74,477)	233,955	$2,012,015
Putnam Multi-Asset Absolute
Return Fund Class P	8,738,611	3,567,032	3,990,162	102,950	110,938	(234,631)	183,181	783,320	8,264,031
Putnam Dynamic Asset Allocation
Equity Fund Class P	34,572,623	16,086,945	11,941,114	292,677	4,244,909	2,323,350	(10,452,118)	2,382,374	30,589,686
Putnam Dynamic Asset Allocation
Growth Fund Class P	44,817,195	26,508,791	12,753,847	824,624	5,767,873	2,163,915	(13,943,509)	2,781,959	46,792,545
Putnam Government Money
Market Fund Class G	445,110	255,219	288,409	809	—	—	—	411,920	411,920
Totals	$90,515,421	$47,488,427	$29,817,409	$1,324,753	$10,123,720	$4,170,681	$(24,286,923)		$88,070,197

2045 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$3,026,746	$1,988,766	$1,218,752	$166,415	$—	$(123,065)	$(128,816)	412,195	$3,544,879
Putnam Multi-Asset Absolute
Return Fund Class P	13,842,038	8,474,500	6,661,051	166,888	179,836	(347,062)	270,330	1,476,659	15,578,755
Putnam Dynamic Asset Allocation
Balanced Fund Class P	1,615,136	3,992,092	807,308	38,646	226,317	(60,821)	(516,137)	285,915	4,222,962
Putnam Dynamic Asset Allocation
Equity Fund Class P	16,478,257	9,592,801	7,483,785	136,751	1,983,398	1,359,668	(5,209,400)	1,147,784	14,737,541
Putnam Dynamic Asset Allocation
Growth Fund Class P	78,182,782	53,477,588	23,417,069	1,422,006	9,946,295	3,364,696	(24,068,760)	5,204,473	87,539,237
Putnam Government Money
Market Fund Class G	1,707,172	1,303,403	958,299	3,979	—	—	—	2,052,276	2,052,276
Totals	$114,852,131	$78,829,150	$40,546,264	$1,934,685	$12,335,846	$4,193,416	$(29,652,783)		$127,675,650

2040 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$8,433,902	$4,396,266	$2,706,927	$450,775	$—	$(293,612)	$(387,208)	1,097,956	$9,442,421
Putnam Multi-Asset Absolute
Return Fund Class P	32,226,418	11,196,743	12,097,784	362,388	390,504	(917,702)	751,812	2,953,506	31,159,487
Putnam Dynamic Asset Allocation
Balanced Fund Class P	28,869,541	25,257,537	8,057,576	467,316	3,084,808	785,931	(7,704,464)	2,650,709	39,150,969
Putnam Dynamic Asset Allocation
Growth Fund Class P	125,738,450	48,820,778	39,257,436	2,077,535	14,531,426	8,422,107	(36,875,665)	6,352,451	106,848,234
Putnam Government Money
Market Fund Class G	5,582,086	1,967,200	2,061,227	10,468	—	—	—	5,488,059	5,488,059
Totals	$200,850,397	$91,638,524	$64,180,950	$3,368,482	$18,006,738	$7,996,724	$(44,215,525)		$192,089,170

150 RetirementReady® Funds	RetirementReady® Funds 151

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2035 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$14,867,083	$9,626,660	$6,054,523	$807,507	$—	$(550,273)	$(666,330)	2,002,630	$17,222,617
Putnam Multi-Asset Absolute
Return Fund Class P	35,287,355	18,208,948	15,933,348	414,043	446,167	(1,074,943)	879,420	3,541,937	37,367,432
Putnam Dynamic Asset Allocation
Balanced Fund Class P	75,088,196	53,621,324	24,842,217	1,137,022	7,722,165	2,428,573	(19,198,689)	5,896,898	87,097,187
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,421,274	1,268,312	550,730	31,434	53,572	(22,343)	(252,411)	179,933	1,864,102
Putnam Dynamic Asset Allocation
Growth Fund Class P	43,797,893	23,258,221	20,799,609	736,421	5,150,936	3,332,931	(13,319,656)	2,156,348	36,269,780
Putnam Government Money
Market Fund Class G	6,497,990	3,597,058	3,111,930	13,411	—	—	—	6,983,118	6,983,118
Totals	$176,959,791	$109,580,523	$71,292,357	$3,139,838	$13,372,840	$4,113,945	$(32,557,666)		$186,804,236

2030 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$34,445,730	$15,043,503	$12,318,061	$1,727,189	$—	$(1,096,191)	$(1,505,258)	4,019,735	$34,569,723
Putnam Multi-Asset Absolute
Return Fund Class P	61,960,314	21,413,157	23,485,576	694,912	748,827	(1,849,114)	1,499,026	5,643,394	59,537,807
Putnam Dynamic Asset Allocation
Balanced Fund Class P	125,244,606	49,001,689	44,858,042	1,626,972	11,713,606	5,822,184	(29,550,557)	7,153,682	105,659,880
Putnam Dynamic Asset Allocation
Conservative Fund Class P	19,356,606	17,787,625	6,849,487	401,424	622,508	131,815	(3,519,851)	2,597,173	26,906,708
Putnam Government Money
Market Fund Class G	12,338,262	4,451,035	4,791,619	22,684	—	—	—	11,997,678	11,997,678
Totals	$253,345,518	$107,697,009	$92,302,785	$4,473,181	$13,084,941	$3,008,694	$(33,076,640)		$238,671,796

2025 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$40,523,314	$28,581,864	$21,455,137	$2,072,853	$—	$(1,469,414)	$(1,645,609)	5,178,490	$44,535,018
Putnam Multi-Asset Absolute
Return Fund Class P	59,371,824	33,061,784	33,634,977	657,115	708,098	(1,041,303)	703,967	5,541,355	58,461,295
Putnam Dynamic Asset Allocation
Balanced Fund Class P	43,362,384	23,808,725	26,813,644	532,137	3,887,171	2,345,438	(10,094,132)	2,207,771	32,608,771
Putnam Dynamic Asset Allocation
Conservative Fund Class P	49,068,452	38,342,321	25,113,397	889,719	1,451,782	250,038	(7,718,284)	5,292,387	54,829,130
Putnam Government Money
Market Fund Class G	12,233,822	6,698,742	7,094,108	22,307	—	—	—	11,838,456	11,838,456
Totals	$204,559,796	$130,493,436	$114,111,263	$4,174,131	$6,047,051	$84,759	$(18,754,058)		$202,272,670

152 RetirementReady® Funds	RetirementReady® Funds 153

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

Maturity Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/21	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/22	as of 7/31/22
Putnam Fixed Income Absolute
Return Fund Class P	$89,538,127	$20,137,057	$29,234,193	$4,079,237	$—	$(2,478,147)	$(3,711,298)	8,633,901	$74,251,546
Putnam Multi-Asset Absolute
Return Fund Class P	91,384,802	15,442,936	32,355,456	952,424	1,026,319	(1,969,761)	1,419,461	7,006,823	73,921,982
Putnam Dynamic Asset Allocation
Conservative Fund Class P	104,311,248	27,256,188	31,147,701	1,650,509	2,821,046	1,315,920	(15,177,420)	8,355,042	86,558,235
Putnam Government Money
Market Fund Class G	18,202,687	2,889,742	6,420,882	28,342	—	—	—	14,671,547	14,671,547
Totals	$303,436,864	$65,725,923	$99,158,232	$6,710,512	$3,847,365	$(3,131,988)	$(17,469,257)		$249,403,310

Note 6: Initial capitalization and offering of shares

Putnam RetirementReady 2065 Fund was established as a series of the Trust on December 31, 2020 and commenced operations on January 4, 2021. Prior to January 4, 2021, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$10,000	1,000
Class C	$10,000	1,000
Class R	$10,000	1,000
Class R3	$10,000	1,000
Class R4	$10,000	1,000
Class R5	$10,000	1,000
Class R6	$10,000	1,000
Class Y	$10,000	1,000

Note 7: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 8: Acquisition of Putnam RetirementReady 2020 Fund

On November 23, 2020, Putnam RetirementReady Maturity Fund issued 1,186,266, 23,382, 102,154, 17,899, 444,275 and 11,627,637 class A, class B, class C, class R, class R6 and class Y shares, respectively, for 1,088,443, 22,196, 97,672, 17,280, 367,551 and 9,644,502 class A, class B, class C, class R, class R6 and class Y shares of Putnam RetirementReady 2020 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of

154 RetirementReady® Funds	RetirementReady® Funds 155

the transaction, which was contemplated by the funds’ prospectus, was to combine two Putnam funds with substantially identical investments objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders The investment portfolio of Putnam RetirementReady 2020 Fund, with a fair value of $229,857,719 and an identified cost of $229,715,147 at November 20, 2020, was the principal asset acquired by Putnam RetirementReady Maturity Fund. The net assets of Putnam RetirementReady Maturity Fund and Putnam RetirementReady 2020 Fund on November 20, 2020, were $111,031,807 and $229,707,888, respectively. On November 20, 2020, Putnam RetirementReady 2020 Fund had distributions in excess of net investment income of $4,958,920, accumulated net realized loss of $10,203,962 and unrealized appreciation of $823,893. The aggregate net assets of the fund immediately following the acquisition were $340,739,695.

Information presented in the Statement of changes in net assets for the period ended July 31, 2021 reflect only the operations of Putnam RetirementReady Maturity Fund.

Assuming the acquisition had been completed on August 1, 2020, Putnam RetirementReady Maturity Fund’s pro forma results of operations for the prior fiscal year are as follows (unaudited):

Net investment Income	$3,331,521
Net gain on investments	$6,248,930
Net Increase in net assets resulting from operations	$9,580,451

Note 9: Strategy and name change

Shareholders were informed through a supplement to the fund’s prospectus dated July 1, 2022 that Putnam Management has recommended, and the fund’s Board of Trustees has approved, changes to each Fund’s name and principal investment strategy (collectively, the “Repositioning”) to reflect that rather than investing in target allocations among asset classes and underlying funds, the fund will invest mainly in Putnam Management-sponsored exchange-traded funds that focus on investments with positive sustainability or environmental, social, and governance (“ESG”) characteristics (hereinafter referred to as “Underlying ETFs”). In connection with these changes, each fund’s name will change to the following:

Current Fund	Repositioned Fund
Putnam RetirementReady 2065 Fund	Putnam Sustainable Retirement 2065 Fund
Putnam RetirementReady 2060 Fund	Putnam Sustainable Retirement 2060 Fund
Putnam RetirementReady 2055 Fund	Putnam Sustainable Retirement 2055 Fund
Putnam RetirementReady 2050 Fund	Putnam Sustainable Retirement 2050 Fund
Putnam RetirementReady 2045 Fund	Putnam Sustainable Retirement 2045 Fund
Putnam RetirementReady 2040 Fund	Putnam Sustainable Retirement 2040 Fund
Putnam RetirementReady 2035 Fund	Putnam Sustainable Retirement 2035 Fund
Putnam RetirementReady 2030 Fund	Putnam Sustainable Retirement 2030 Fund
Putnam RetirementReady 2025 Fund	Putnam Sustainable Retirement 2025 Fund
Putnam RetirementReady Maturity Fund	Putnam Sustainable Retirement Maturity Fund

Putnam Management anticipates that the changes will be effective in the first quarter 2023. See the prospectus supplement for more information.

156 RetirementReady® Funds

PUTNAM TARGET DATE FUNDS

FORM N-1A

PART C

OTHER INFORMATION

Item 28.       Exhibits

(a)(1) Amended and Restated Agreement and Declaration of Trust dated March 21, 2014 -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 26, 2014.

(a)(2) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated November 22, 2019 -- Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on December 30, 2019.

(b)(1) Amended and Restated Bylaws dated as of October 17, 2014 -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 26, 2014.

(b)(2) Amendment to Amended and Restated Bylaws dated as of April 22, 2016 -- Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on August 29, 2016.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 26, 2014.

(c)(2) Portions of Bylaws Relating to Shareholders’ Rights -- Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 26, 2014.

(d)(1) Amended and Restated Management Contract with Putnam Investment Management, LLC for Putnam Target Date Funds dated January 4, 2021 --Incorporated by reference to Post-Effective Amendment No. 47 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on January 4, 2021.

(d)(2) Amended and Restated Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated July 1, 2022; Schedule A amended as of July 1, 2022 -- Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on November 23, 2022.

C-1

(e)(1) Amended and Restated Distributor's Contract with Putnam Retail Management Limited Partnership dated July 1, 2013 -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on November 27, 2013.

(e)(2)(i) Form of Dealer Sales Contract dated March 27, 2012 -- Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 28, 2012.

(e)(2)(ii) Schedule of Dealer Sales Contracts conforming in all material respects to the Form of Dealer Sales Contract filed as Exhibit (e)(2)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended -- Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on July 2, 2020.

(e)(3)(i) Form of Financial Institution Sales Contract dated March 27, 2012 -- Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 28, 2012.

(e)(3)(ii) Schedule of Financial Institution Sales Contracts conforming in all material respects to the Form of Financial Institution Sales Contract filed as Exhibit (e)(3)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended -- Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on July 2, 2020.

(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 -- Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on February 3, 2005.

(g)(1) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of December 30, 2020 -- Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on December 29, 2020.

(g)(2) Amendment to Master Custodian Agreement with State Street Bank and Trust Company dated June 25, 2020 -- Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on August 31, 2020.

(g)(3) Amendment to Master Custodian Agreement with State Street Bank and Trust Company dated June 25, 2021 -- Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 24, 2021.

(h)(1) Amended & Restated Investor Servicing Agreement – Open-End Funds with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated July 1, 2013; Appendix A amended as of July 1, 2022 -- Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on November 23, 2022.

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(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 -- Incorporated by reference to the Registrant's (Securities Act Reg. No. 333-117134) Initial Registration Statement filed on July 2, 2004.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003 -- Incorporated by reference to the Registrant's (Securities Act Reg. No. 333-117134) Initial Registration Statement filed on July 2, 2004.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of December 30, 2020 -- Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on December 29, 2020.

(h)(5) Amendment to Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated August 1, 2013 -- Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 27, 2013.

(h)(6) Amendment to Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated June 25, 2021 -- Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 24, 2021.

(h)(7) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated September 24, 2021; Schedules A, B and C amended as of September 24, 2021 -- Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 24, 2021.

(h)(8)(i) Form of Indemnification Agreement dated March 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on August 29, 2016.

(h)(8)(ii) Schedule of Indemnification Agreements conforming in all material respects to the Form of Indemnification Agreement filed as Exhibit (h)(8)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended -- Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on August 29, 2016.

(h)(9) Expense Limitation Agreement with Putnam Investment Management, LLC (“PIM”) dated January 27, 2023.

(h)(10) Expense Limitation Agreement with Putnam Investor Services, Inc. (“PSERV”) dated July 1, 2022 -- Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on November 23, 2022.

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(i)(1) Opinion of Ropes & Gray LLP, including consent, for Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, Putnam RetirementReady 2010 Fund and Putnam Retirement Income Fund Lifestyle 1 -- Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on February 3, 2005.

(i)(2) Opinion of Ropes & Gray LLP, including consent, for Putnam RetirementReady 2055 Fund -- Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 30, 2010.

(i)(3) Opinion of Ropes & Gray LLP, including consent, for Putnam RetirementReady 2060 Fund -- Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 27, 2015.

(i)(4) Opinion of Ropes & Gray LLP, including consent, for Putnam Retirement Advantage 2020 Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund, and Putnam Retirement Advantage Maturity Fund -- Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on December 30, 2019.

(i)(5) Opinion of Ropes & Gray LLP, including consent, for Putnam Retirement Advantage 2065 Fund -- Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on December 29, 2020.

(i)(6) Opinion of Ropes & Gray LLP, including consent, for Putnam RetirementReady 2065 Fund – Incorporated by reference to Post-Effective Amendment No. 47 to the Registrant’s (Securities Act Reg. No. 333-117134) to the Registrant’s (Securities Act Reg. No. 333-117134) Registration Statement filed on January 4, 2021.

(j) Consent of Independent Registered Public Accounting Firm.

(k) Not applicable.

(l) Investment Letter from Putnam Investments, LLC to the Registrant -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on September 21, 2004.

(m)(1) Class A Distribution Plan and Agreement dated June 11, 2004 -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on September 21, 2004.

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(m)(2) Class B Distribution Plan and Agreement dated June 11, 2004 -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on September 21, 2004.

(m)(3) Class C Distribution Plan and Agreement dated June 11, 2004 -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on September 21, 2004.

(m)(4) Class M Distribution Plan and Agreement dated June 11, 2004 -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on September 21, 2004.

(m)(5) Class R Distribution Plan and Agreement dated June 11, 2004 -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on September 21, 2004.

(m)(6) Class R3 Distribution Plan and Agreement dated May 15, 2020 --Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 24, 2021.

(m)(7)(i) Form of Dealer Service Agreement -- Incorporated by reference to the Registrant's (Securities Act Reg. No. 333-117134) Initial Registration Statement filed on July 2, 2004.

(m)(7)(ii) Schedule of Dealer Service Agreements conforming in all material respects to the Form of Dealer Service Agreement filed as Exhibit (m)(7)(i) but which have not been filed as exhibits to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended.

(m)(8)(i) Form of Financial Institution Service Agreement -- Incorporated by reference to the Registrant's (Securities Act Reg. No. 333-117134) Initial Registration Statement filed on July 2, 2004.

(m)(8)(ii) Schedule of Financial Institution Service Agreements conforming in all material respects to the Form of Financial Institution Service Agreement filed as Exhibit (m)(8)(i) but which have not been filed as exhibits to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended.

(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended March 1, 2021 -- Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's (Securities Act Reg. No. 333-117134) Registration Statement filed on November 24, 2021.

(p)(1) The Putnam Funds Code of Ethics dated January 27, 2023.

(p)(2) Putnam Investments Code of Ethics dated February 2023.

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Item 29.	Persons Controlled by or Under Common Control with the Fund

From time to time Putnam Investment Management, LLC or its affiliates, including Putnam Investment Holdings, LLC, may beneficially own more than 25% of the outstanding shares of certain funds, particularly in the case of relatively new funds, and such persons may be deemed to "control" a fund by virtue of this beneficial ownership of fund shares. To the extent that Putnam Investment Management, LLC or its affiliates may be deemed to "control" the fund, the fund would be deemed to be under common control with certain other Putnam Funds.

Item 30.	Indemnification

Reference is made to Article VIII, sections 1 through 3, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, (File No. 811-21598). In addition, the Registrant maintains a trustees and officers liability insurance policy under which the Registrant and its trustees and officers are named insureds. Certain service providers to the Registrant also have contractually agreed to indemnify and hold harmless the trustees against liability arising in connection with the service provider’s performance of services under the relevant agreement.

The Massachusetts business trusts comprising The Putnam Funds (each, a “Trust”) have also agreed to contractually indemnify each Trustee. The agreement between the Trusts and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses to the fullest extent permitted by the Registrant’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws and the laws of The Commonwealth of Massachusetts, the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as now or hereafter in force, provides that each Trust severally shall indemnify and hold harmless the Trustee against any and all expenses actually and reasonably incurred by the Trustee in any proceeding arising out of or in connection with the Trustee’s service to the Trust, unless the Trustee has been adjudicated in a final adjudication on the merits to have engaged in certain disabling conduct.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

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Item 31.	Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is 100 Federal Street, Boston, Massachusetts 02110. The address of the Sub-Manager is 16 St James’s Street, London, England, SW1A 1ER.

Name and Title N/A	Non-Putnam business, profession, vocation or employment

Item 32.	Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

George Putnam Balanced Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Focused International Equity Fund, Putnam Funds Trust, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam High Yield Fund, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Large Cap Value Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Mortgage Securities Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Sustainable Leaders Fund, Putnam Target Date Funds, Putnam Tax Exempt Income Fund, Putnam Tax-Free Income Trust and Putnam Variable Trust.

(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is 100 Federal Street, Boston, Massachusetts 02110.

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Name	Position and Office with the Underwriter
Sipple, Scott C.	President
Tate, Stephen J.*	Chief Legal Officer, General Counsel and Secretary
Robinson, Caitlin E.	Senior Counsel and Assistant Secretary
Maher, Stephen B.	Assistant Treasurer
Norris, Cheryl A.	Assistant Treasurer
Clark, James F.**	Vice President
Ettinger, Robert D.	Financial and Operations Principal, Vice President and Treasurer
Trenchard, Mark C.***	Vice President
Higgins, Matthew W.	Chief Compliance Officer
Whitaker, Anne N.	Manager, Compliance

*Mr. Tate is Vice President and Chief Legal Officer of the Registrant.

**Mr. Clark is Vice President and Chief Compliance Officer of the Registrant.

***Mr. Trenchard is Vice President of the Registrant.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are the Registrant's Clerk, Michael J. Higgins; the Registrant's investment adviser, PIM; the Registrant's principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant's custodian, State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing and bookkeeping services); and the Registrant’s transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM and Putnam Investor Services, Inc. is 100 Federal Street, Boston, Massachusetts 02110. State Street Bank and Trust Company is located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

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NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of Putnam Target Date Funds is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

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POWER OF ATTORNEY

We, the undersigned Trustees of each of the funds listed on Schedule A and Schedule B hereto (collectively, the “Funds”), hereby severally constitute and appoint Kenneth R. Leibler, George Putnam, III, Jonathan S. Horwitz, Michael J. Higgins, Bryan Chegwidden, and James E. Thomas, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of each of the Funds listed on Schedule A hereto, the Registration Statements on Form N-2 of each of the Funds listed on Schedule B hereto, and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof. This document supersedes and revokes any prior Power of Attorney executed by any of us in the capacities indicated below in respect of the Registration Statements of the Funds on Form N-1A or Form N-2, as the case may be.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date
/s/ Kenneth R. Leibler Kenneth R. Leibler	Chair of the Board and Trustee	January 26, 2023
/s/ Barbara M. Baumann Barbara M. Baumann	Vice Chair of the Board and Trustee	January 26, 2023
/s/ Robert L. Reynolds Robert L. Reynolds	President and Trustee	January 26, 2023
/s/ Jonathan S. Horwitz Jonathan S. Horwitz	Executive Vice President, Principal Executive Officer, and Compliance Liaison	January 26, 2023
/s/ Michael J. Higgins Michael J. Higgins	Vice President, Treasurer, and Clerk	January 26, 2023
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/s/ Janet C. Smith Janet C. Smith	Vice President, Principal Financial Officer, Principal Accounting Officer, and Assistant Treasurer	January 26, 2023
/s/ Liaquat Ahamed Liaquat Ahamed	Trustee	January 26, 2023
/s/ Katinka Domotorffy Katinka Domotorffy	Trustee	January 26, 2023
/s/ Catharine Bond Hill Catharine Bond Hill	Trustee	January 26, 2023
/s/ Jennifer Williams Murphy Jennifer Williams Murphy	Trustee	January 26, 2023
/s/ Marie Pillai Marie Pillai	Trustee	January 26, 2023
/s/ George Putnam, III George Putnam, III	Trustee	January 26, 2023
/s/ Manoj P. Singh Manoj P. Singh	Trustee	January 26, 2023
/s/ Mona K. Sutphen Mona K. Sutphen	Trustee	January 26, 2023
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Schedule A

George Putnam Balanced Fund

Putnam Asset Allocation Funds

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Diversified Income Trust

Putnam ETF Trust

Putnam Focused International Equity Fund

Putnam Funds Trust

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam High Yield Fund

Putnam Income Fund

Putnam International Equity Fund

Putnam Investment Funds

Putnam Large Cap Value Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Securities Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Sustainable Leaders Fund

Putnam Target Date Funds

Putnam Tax Exempt Income Fund

Putnam Tax-Free Income Trust

Putnam Variable Trust

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Schedule B

Putnam Managed Municipal Income Trust

Putnam Master Intermediate Income Trust

Putnam Municipal Opportunities Trust

Putnam Premier Income Trust

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 9th day of February, 2023.

Putnam Target Date Funds

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Kenneth R. Leibler*	Chair, Board of Trustees

Barbara M. Baumann*	Vice Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Janet C. Smith*	Vice President, Principal Financial Officer, Principal
Accounting Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill*	Trustee

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Jennifer Williams Murphy*	Trustee

Marie Pillai*	Trustee

George Putnam, III*	Trustee

Manoj P. Singh*	Trustee

Mona K. Sutphen*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
February 9, 2023.

*Signed pursuant to power of attorney filed
herewith.

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EXHIBIT INDEX

Item 28. Exhibit

(h)(9) Expense Limitation Agreement with Putnam Investment Management, LLC (“PIM”) dated January 27, 2023.

(j) Consent of Independent Registered Public Accounting Firm.

(p)(1) The Putnam Funds Code of Ethics dated January 27, 2023.

(p)(2) Putnam Investments Code of Ethics dated February 2023.

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